UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21864

WisdomTree Trust

(Exact name of registrant as specified in charter)

250 West 34th Street, 3rd Floor

New York, NY 10119

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 909-9473

Date of fiscal year end: March 31

Date of reporting period: March 31, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The following is a copy of the reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

WisdomTree U.S. AI Enhanced Value Fund

Ticker: AIVL

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - March 31, 2026

This annual shareholder report contains important information about the WisdomTree U.S. AI Enhanced Value Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. AI Enhanced Value Fund	$39	0.38%

How did the Fund perform last year and what affected its performance?

The Fund returned 7.18% at net asset value (NAV) for the fiscal year ended March 31, 2026, underperforming the Fund's primary comparative benchmark, the S&P 500® Value Index, which returned 12.91% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from its exposures to Utilities, Industrials and Communication Services driven by a mix of strong stock selection and allocation effects.

  Consumer Staples exposure also produced a positive performance contribution from allocation effects, resulting from an underweight to an underperforming sector.

  Health Care and Financials produced approximately equivalent negative performance effects, both stemming primarily from poor stock selection.

  The largest detractor was Information Technology which was primarily due to poor stock selection effects compounded by negative allocation impacts, stemming from an underweight when it outperformed.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the MSCI USA Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance for the ten years ended March 31, 2026

Table Summary
	WisdomTree U.S. AI Enhanced Value FundFootnote Reference(1) $20,494	MSCI USA Index $37,584	Russell 1000® Index $36,964	Russell 1000® Value Index $27,337	S&P 500® Value Index $29,681
03/31/16	$10,000	$10,000	$10,000	$10,000	$10,000
04/30/16	$9,999	$10,049	$10,054	$10,210	$10,211
05/31/16	$10,004	$10,233	$10,230	$10,369	$10,304
06/30/16	$10,303	$10,260	$10,254	$10,458	$10,396
07/31/16	$10,650	$10,649	$10,644	$10,762	$10,678
08/31/16	$10,519	$10,665	$10,658	$10,845	$10,741
09/30/16	$10,590	$10,677	$10,667	$10,822	$10,701
10/31/16	$10,415	$10,474	$10,459	$10,655	$10,539
11/30/16	$10,814	$10,853	$10,871	$11,263	$11,203
12/31/16	$10,929	$11,055	$11,075	$11,545	$11,488
01/31/17	$11,023	$11,284	$11,298	$11,627	$11,564
02/28/17	$11,366	$11,728	$11,735	$12,045	$12,009
03/31/17	$11,327	$11,744	$11,743	$11,922	$11,866
04/30/17	$11,296	$11,871	$11,867	$11,900	$11,858
05/31/17	$11,298	$12,033	$12,018	$11,888	$11,820
06/30/17	$11,373	$12,109	$12,102	$12,083	$12,044
07/31/17	$11,514	$12,355	$12,342	$12,243	$12,210
08/31/17	$11,447	$12,396	$12,381	$12,101	$12,068
09/30/17	$11,780	$12,649	$12,644	$12,459	$12,463
10/31/17	$11,890	$12,938	$12,934	$12,549	$12,607
11/30/17	$12,301	$13,332	$13,329	$12,934	$13,034
12/31/17	$12,436	$13,477	$13,477	$13,122	$13,252
01/31/18	$12,825	$14,250	$14,217	$13,630	$13,802
02/28/18	$12,269	$13,727	$13,695	$12,979	$13,045
03/31/18	$11,973	$13,392	$13,384	$12,751	$12,779
04/30/18	$12,119	$13,446	$13,430	$12,793	$12,843
05/31/18	$12,275	$13,774	$13,773	$12,869	$12,876
06/30/18	$12,422	$13,867	$13,862	$12,901	$12,958
07/31/18	$12,824	$14,365	$14,340	$13,411	$13,483
08/31/18	$13,003	$14,841	$14,834	$13,609	$13,666
09/30/18	$13,052	$14,909	$14,890	$13,636	$13,717
10/31/18	$12,270	$13,874	$13,837	$12,930	$12,987
11/30/18	$12,449	$14,144	$14,118	$13,316	$13,329
12/31/18	$11,267	$12,870	$12,833	$12,038	$12,066
01/31/19	$12,228	$13,928	$13,908	$12,975	$13,100
02/28/19	$12,385	$14,395	$14,379	$13,389	$13,395
03/31/19	$12,570	$14,661	$14,629	$13,474	$13,537
04/30/19	$12,883	$15,249	$15,220	$13,952	$14,095
05/31/19	$11,791	$14,285	$14,250	$13,055	$13,028
06/30/19	$12,727	$15,288	$15,250	$13,992	$14,081
07/31/19	$12,865	$15,524	$15,487	$14,108	$14,329
08/31/19	$12,484	$15,254	$15,204	$13,693	$13,958
09/30/19	$13,091	$15,525	$15,467	$14,182	$14,480
10/31/19	$13,180	$15,863	$15,795	$14,380	$14,864
11/30/19	$13,535	$16,460	$16,392	$14,825	$15,437
12/31/19	$14,018	$16,942	$16,865	$15,233	$15,918
01/31/20	$13,539	$16,976	$16,883	$14,905	$15,498
02/29/20	$12,170	$15,591	$15,504	$13,461	$14,024
03/31/20	$9,870	$13,614	$13,455	$11,161	$11,885
04/30/20	$11,051	$15,404	$15,233	$12,416	$13,157
05/31/20	$11,289	$16,206	$16,037	$12,841	$13,577
06/30/20	$11,373	$16,576	$16,391	$12,756	$13,447
07/31/20	$11,696	$17,559	$17,351	$13,260	$13,939
08/31/20	$12,015	$18,878	$18,625	$13,808	$14,438
09/30/20	$11,733	$18,174	$17,944	$13,469	$14,092
10/31/20	$11,487	$17,701	$17,511	$13,292	$13,810
11/30/20	$12,873	$19,749	$19,573	$15,080	$15,589
12/31/20	$13,204	$20,563	$20,401	$15,658	$16,134
01/31/21	$13,282	$20,372	$20,233	$15,515	$15,879
02/28/21	$13,733	$20,904	$20,819	$16,453	$16,819
03/31/21	$14,871	$21,691	$21,607	$17,421	$17,872
04/30/21	$15,250	$22,871	$22,770	$18,117	$18,539
05/31/21	$15,702	$22,981	$22,878	$18,540	$18,987
06/30/21	$15,477	$23,621	$23,451	$18,328	$18,764
07/31/21	$15,488	$24,180	$23,939	$18,475	$18,912
08/31/21	$15,757	$24,893	$24,631	$18,841	$19,238
09/30/21	$15,082	$23,718	$23,500	$18,185	$18,605
10/31/21	$15,492	$25,372	$25,131	$19,108	$19,459
11/30/21	$15,172	$25,117	$24,794	$18,435	$18,826
12/31/21	$16,390	$26,109	$25,798	$19,598	$20,152
01/31/22	$15,983	$24,631	$24,343	$19,142	$19,825
02/28/22	$15,865	$23,909	$23,675	$18,919	$19,540
03/31/22	$16,089	$24,750	$24,474	$19,454	$20,119
04/30/22	$15,387	$22,506	$22,293	$18,356	$19,141
05/31/22	$15,800	$22,457	$22,259	$18,713	$19,454
06/30/22	$14,499	$20,598	$20,395	$17,078	$17,853
07/31/22	$15,425	$22,519	$22,294	$18,211	$18,907
08/31/22	$14,825	$21,637	$21,438	$17,668	$18,370
09/30/22	$13,421	$19,631	$19,454	$16,119	$16,814
10/31/22	$14,730	$21,189	$21,015	$17,771	$18,748
11/30/22	$15,736	$22,342	$22,152	$18,882	$19,877
12/31/22	$15,204	$21,028	$20,863	$18,121	$19,100
01/31/23	$15,908	$22,412	$22,262	$19,060	$20,436
02/28/23	$15,304	$21,877	$21,733	$18,388	$19,828
03/31/23	$15,245	$22,654	$22,420	$18,303	$20,087
04/30/23	$15,408	$22,941	$22,698	$18,579	$20,431
05/31/23	$14,606	$23,090	$22,804	$17,862	$20,042
06/30/23	$15,645	$24,630	$24,344	$19,049	$21,420
07/31/23	$16,226	$25,478	$25,181	$19,719	$22,151
08/31/23	$15,775	$25,049	$24,740	$19,186	$21,544
09/30/23	$15,013	$23,874	$23,578	$18,446	$20,544
10/31/23	$14,348	$23,325	$23,008	$17,795	$20,190
11/30/23	$15,499	$25,524	$25,157	$19,138	$22,122
12/31/23	$16,289	$26,727	$26,398	$20,198	$23,345
01/31/24	$16,234	$27,143	$26,767	$20,219	$23,415
02/29/24	$16,608	$28,599	$28,212	$20,965	$24,128
03/31/24	$17,369	$29,509	$29,116	$22,013	$25,225
04/30/24	$16,674	$28,291	$27,877	$21,073	$24,141
05/31/24	$17,282	$29,642	$29,190	$21,741	$24,859
06/30/24	$17,144	$30,702	$30,156	$21,536	$24,697
07/31/24	$18,184	$31,088	$30,595	$22,637	$25,869
08/31/24	$18,879	$31,837	$31,320	$23,244	$26,634
09/30/24	$19,207	$32,522	$31,990	$23,567	$26,932
10/31/24	$18,814	$32,282	$31,766	$23,308	$26,590
11/30/24	$19,785	$34,303	$33,812	$24,796	$28,125
12/31/24	$18,496	$33,430	$32,869	$23,100	$26,214
01/31/25	$19,183	$34,447	$33,915	$24,169	$26,972
02/28/25	$19,536	$33,905	$33,322	$24,267	$27,087
03/31/25	$19,121	$31,921	$31,394	$23,593	$26,287
04/30/25	$18,476	$31,758	$31,207	$22,874	$25,348
05/31/25	$19,199	$33,807	$33,199	$23,678	$26,112
06/30/25	$19,769	$35,547	$34,880	$24,487	$27,074
07/31/25	$19,718	$36,360	$35,655	$24,628	$27,314
08/31/25	$20,029	$37,074	$36,406	$25,412	$28,254
09/30/25	$20,071	$38,435	$37,668	$25,792	$28,752
10/31/25	$19,786	$39,348	$38,481	$25,906	$29,076
11/30/25	$20,158	$39,359	$38,574	$26,594	$29,567
12/31/25	$20,277	$39,363	$38,577	$26,774	$29,671
01/31/26	$21,110	$39,872	$39,108	$27,996	$30,412
02/28/26	$21,778	$39,521	$38,898	$28,722	$31,103
03/31/26	$20,494	$37,584	$36,964	$27,337	$29,681
Footnote	Description
Footnote(1)	The Fund’s investment objective changed effective January 18, 2022. Prior to January 18, 2022, the Fund’s investment objective sought to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. Dividend ex-Financials Index.

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Fund NAV Returns	7.18%	6.62%	7.44%
MSCI USA Index	17.74%	11.62%	14.16%
Russell 1000® Index	17.74%	11.34%	13.97%
Russell 1000® Value Index	15.87%	9.43%	10.58%
S&P 500® Value Index	12.91%	10.68%	11.49%

Key Fund Statistics

  Total Net Assets$373,575,713
  # of Portfolio Holdings102
  Portfolio Turnover Rate94%
  Investment Advisory Fees Paid, Net$1,460,011

Effective August 1, 2025, the Fund's broad-based securities market index and comparative index changed from the Russell 1000® Index and Russell 1000® Value Index to the MSCI USA Index and S&P 500® Value Index, respectively, because WisdomTree Asset Management, Inc. believes these are more appropriate indexes for the Fund.

What did the Fund invest in?

The tables below show the investment makeup of the Fund on March 31, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Table Summary
Bank of America Corp.	4.0%
Procter & Gamble Co.	3.5%
Medtronic PLC	3.3%
U.S. Bancorp	3.2%
Altria Group, Inc.	3.2%
Comcast Corp., Class A	3.2%
Teledyne Technologies, Inc.	3.1%
Nasdaq, Inc.	3.1%
Honeywell International, Inc.	3.0%
Micron Technology, Inc.	3.0%

Sector Breakdown (% of Net Assets)

Table Summary
Financials	18.8%
Industrials	18.5%
Information Technology	13.7%
Health Care	11.1%
Consumer Staples	10.0%
Utilities	9.5%
Materials	5.5%
Consumer Discretionary	4.5%
Communication Services	3.9%
Energy	2.9%
Other Sectors	1.1%
Other Assets and Liabilities, Net	0.5%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree U.S. AI Enhanced Value Fund

Annual Shareholder Report - March 31, 2026

Ticker: AIVL

AIVL - 032026

WisdomTree U.S. High Dividend Fund

Ticker: DHS

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - March 31, 2026

This annual shareholder report contains important information about the WisdomTree U.S. High Dividend Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. High Dividend Fund	$41	0.38%

How did the Fund perform last year and what affected its performance?

The Fund returned 14.30% at net asset value (NAV) for the fiscal year ended March 31, 2026, outperforming the Fund's primary comparative benchmark, the S&P 500® Value Index, which returned 12.91% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from its exposures to Health Care and Financials, primarily due to positive stock selection effects.

  Information Technology and Consumer Staples exposure weighed negatively on performance due to negative allocation effects resulting from an underweight position.

  Industrials and Materials also negatively impacted performance due to negative stock selection.

  During the period, an allocation to the highest dividend-yielding companies was additive for performance due to positive allocation effects stemming from an overweight. The only dividend yield quintile group to produce a negative impact for Fund performance was the fifth quintile, corresponding to the lowest dividend yield group, which produced negative allocation effects resulting from a deep underweight.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the MSCI USA Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance for the ten years ended March 31, 2026

Table Summary
	WisdomTree U.S. High Dividend Fund $24,958	MSCI USA Index $37,584	Russell 1000® Index $36,964	Russell 1000® Value Index $27,337	S&P 500® Value Index $29,681	WisdomTree U.S. High Dividend Index $25,992
03/31/16	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
04/30/16	$10,056	$10,049	$10,054	$10,210	$10,211	$10,057
05/31/16	$10,190	$10,233	$10,230	$10,369	$10,304	$10,194
06/30/16	$10,631	$10,260	$10,254	$10,458	$10,396	$10,641
07/31/16	$10,825	$10,649	$10,644	$10,762	$10,678	$10,838
08/31/16	$10,676	$10,665	$10,658	$10,845	$10,741	$10,690
09/30/16	$10,698	$10,677	$10,667	$10,822	$10,701	$10,715
10/31/16	$10,381	$10,474	$10,459	$10,655	$10,539	$10,403
11/30/16	$10,632	$10,853	$10,871	$11,263	$11,203	$10,660
12/31/16	$10,922	$11,055	$11,075	$11,545	$11,488	$10,955
01/31/17	$10,891	$11,284	$11,298	$11,627	$11,564	$10,926
02/28/17	$11,260	$11,728	$11,735	$12,045	$12,009	$11,303
03/31/17	$11,202	$11,744	$11,743	$11,922	$11,866	$11,247
04/30/17	$11,165	$11,871	$11,867	$11,900	$11,858	$11,212
05/31/17	$11,210	$12,033	$12,018	$11,888	$11,820	$11,260
06/30/17	$11,258	$12,109	$12,102	$12,083	$12,044	$11,312
07/31/17	$11,406	$12,355	$12,342	$12,243	$12,210	$11,465
08/31/17	$11,351	$12,396	$12,381	$12,101	$12,068	$11,412
09/30/17	$11,620	$12,649	$12,644	$12,459	$12,463	$11,686
10/31/17	$11,668	$12,938	$12,934	$12,549	$12,607	$11,736
11/30/17	$12,082	$13,332	$13,329	$12,934	$13,034	$12,160
12/31/17	$12,198	$13,477	$13,477	$13,122	$13,252	$12,283
01/31/18	$12,371	$14,250	$14,217	$13,630	$13,802	$12,461
02/28/18	$11,626	$13,727	$13,695	$12,979	$13,045	$11,710
03/31/18	$11,504	$13,392	$13,384	$12,751	$12,779	$11,590
04/30/18	$11,554	$13,446	$13,430	$12,793	$12,843	$11,645
05/31/18	$11,729	$13,774	$13,773	$12,869	$12,876	$11,825
06/30/18	$11,897	$13,867	$13,862	$12,901	$12,958	$12,003
07/31/18	$12,228	$14,365	$14,340	$13,411	$13,483	$12,341
08/31/18	$12,382	$14,841	$14,834	$13,609	$13,666	$12,499
09/30/18	$12,402	$14,909	$14,890	$13,636	$13,717	$12,524
10/31/18	$11,989	$13,874	$13,837	$12,930	$12,987	$12,111
11/30/18	$12,388	$14,144	$14,118	$13,316	$13,329	$12,515
12/31/18	$11,313	$12,870	$12,833	$12,038	$12,066	$11,423
01/31/19	$12,211	$13,928	$13,908	$12,975	$13,100	$12,347
02/28/19	$12,495	$14,395	$14,379	$13,389	$13,395	$12,633
03/31/19	$12,671	$14,661	$14,629	$13,474	$13,537	$12,810
04/30/19	$12,863	$15,249	$15,220	$13,952	$14,095	$13,005
05/31/19	$12,142	$14,285	$14,250	$13,055	$13,028	$12,276
06/30/19	$12,856	$15,288	$15,250	$13,992	$14,081	$13,006
07/31/19	$12,944	$15,524	$15,487	$14,108	$14,329	$13,099
08/31/19	$12,706	$15,254	$15,204	$13,693	$13,958	$12,858
09/30/19	$13,268	$15,525	$15,467	$14,182	$14,480	$13,436
10/31/19	$13,391	$15,863	$15,795	$14,380	$14,864	$13,566
11/30/19	$13,582	$16,460	$16,392	$14,825	$15,437	$13,759
12/31/19	$13,867	$16,942	$16,865	$15,233	$15,918	$14,054
01/31/20	$13,473	$16,976	$16,883	$14,905	$15,498	$13,657
02/29/20	$12,281	$15,591	$15,504	$13,461	$14,024	$12,450
03/31/20	$10,265	$13,614	$13,455	$11,161	$11,885	$10,404
04/30/20	$11,313	$15,404	$15,233	$12,416	$13,157	$11,472
05/31/20	$11,533	$16,206	$16,037	$12,841	$13,577	$11,700
06/30/20	$11,425	$16,576	$16,391	$12,756	$13,447	$11,596
07/31/20	$11,714	$17,559	$17,351	$13,260	$13,939	$11,895
08/31/20	$11,908	$18,878	$18,625	$13,808	$14,438	$12,096
09/30/20	$11,561	$18,174	$17,944	$13,469	$14,092	$11,744
10/31/20	$11,363	$17,701	$17,511	$13,292	$13,810	$11,548
11/30/20	$12,776	$19,749	$19,573	$15,080	$15,589	$12,988
12/31/20	$13,079	$20,563	$20,401	$15,658	$16,134	$13,302
01/31/21	$12,921	$20,372	$20,233	$15,515	$15,879	$13,145
02/28/21	$13,339	$20,904	$20,819	$16,453	$16,819	$13,577
03/31/21	$14,471	$21,691	$21,607	$17,421	$17,872	$14,736
04/30/21	$14,889	$22,871	$22,770	$18,117	$18,539	$15,171
05/31/21	$15,178	$22,981	$22,878	$18,540	$18,987	$15,471
06/30/21	$14,951	$23,621	$23,451	$18,328	$18,764	$15,242
07/31/21	$15,118	$24,180	$23,939	$18,475	$18,912	$15,417
08/31/21	$15,536	$24,893	$24,631	$18,841	$19,238	$15,849
09/30/21	$14,852	$23,718	$23,500	$18,185	$18,605	$15,154
10/31/21	$15,173	$25,372	$25,131	$19,108	$19,459	$15,485
11/30/21	$14,950	$25,117	$24,794	$18,435	$18,826	$15,267
12/31/21	$16,101	$26,109	$25,798	$19,598	$20,152	$16,452
01/31/22	$16,577	$24,631	$24,343	$19,142	$19,825	$16,947
02/28/22	$16,596	$23,909	$23,675	$18,919	$19,540	$16,972
03/31/22	$17,215	$24,750	$24,474	$19,454	$20,119	$17,613
04/30/22	$16,781	$22,506	$22,293	$18,356	$19,141	$17,178
05/31/22	$17,695	$22,457	$22,259	$18,713	$19,454	$18,121
06/30/22	$16,268	$20,598	$20,395	$17,078	$17,853	$16,660
07/31/22	$16,862	$22,519	$22,294	$18,211	$18,907	$17,276
08/31/22	$16,471	$21,637	$21,438	$17,668	$18,370	$16,882
09/30/22	$15,147	$19,631	$19,454	$16,119	$16,814	$15,522
10/31/22	$17,038	$21,189	$21,015	$17,771	$18,748	$17,471
11/30/22	$17,934	$22,342	$22,152	$18,882	$19,877	$18,399
12/31/22	$17,371	$21,028	$20,863	$18,121	$19,100	$17,831
01/31/23	$17,924	$22,412	$22,262	$19,060	$20,436	$18,404
02/28/23	$17,245	$21,877	$21,733	$18,388	$19,828	$17,711
03/31/23	$16,787	$22,654	$22,420	$18,303	$20,087	$17,244
04/30/23	$16,818	$22,941	$22,698	$18,579	$20,431	$17,283
05/31/23	$15,661	$23,090	$22,804	$17,862	$20,042	$16,096
06/30/23	$16,408	$24,630	$24,344	$19,049	$21,420	$16,871
07/31/23	$17,162	$25,478	$25,181	$19,719	$22,151	$17,655
08/31/23	$16,723	$25,049	$24,740	$19,186	$21,544	$17,212
09/30/23	$16,255	$23,874	$23,578	$18,446	$20,544	$16,734
10/31/23	$15,648	$23,325	$23,008	$17,795	$20,190	$16,111
11/30/23	$16,495	$25,524	$25,157	$19,138	$22,122	$16,993
12/31/23	$17,338	$26,727	$26,398	$20,198	$23,345	$17,872
01/31/24	$17,097	$27,143	$26,767	$20,219	$23,415	$17,629
02/29/24	$17,356	$28,599	$28,212	$20,965	$24,128	$17,899
03/31/24	$18,411	$29,509	$29,116	$22,013	$25,225	$18,997
04/30/24	$17,800	$28,291	$27,877	$21,073	$24,141	$18,371
05/31/24	$18,314	$29,642	$29,190	$21,741	$24,859	$18,908
06/30/24	$18,182	$30,702	$30,156	$21,536	$24,697	$18,778
07/31/24	$19,641	$31,088	$30,595	$22,637	$25,869	$20,295
08/31/24	$20,145	$31,837	$31,320	$23,244	$26,634	$20,823
09/30/24	$20,369	$32,522	$31,990	$23,567	$26,932	$21,064
10/31/24	$20,712	$32,282	$31,766	$23,308	$26,590	$21,427
11/30/24	$21,945	$34,303	$33,812	$24,796	$28,125	$22,713
12/31/24	$20,455	$33,430	$32,869	$23,100	$26,214	$21,185
01/31/25	$21,075	$34,447	$33,915	$24,169	$26,972	$21,835
02/28/25	$21,924	$33,905	$33,322	$24,267	$27,087	$22,724
03/31/25	$21,835	$31,921	$31,394	$23,593	$26,287	$22,640
04/30/25	$20,699	$31,758	$31,207	$22,874	$25,348	$21,466
05/31/25	$20,988	$33,807	$33,199	$23,678	$26,112	$21,775
06/30/25	$21,409	$35,547	$34,880	$24,487	$27,074	$22,222
07/31/25	$21,570	$36,360	$35,655	$24,628	$27,314	$22,395
08/31/25	$22,643	$37,074	$36,406	$25,412	$28,254	$23,520
09/30/25	$22,635	$38,435	$37,668	$25,792	$28,752	$23,519
10/31/25	$22,111	$39,348	$38,481	$25,906	$29,076	$22,980
11/30/25	$23,101	$39,359	$38,574	$26,594	$29,567	$24,017
12/31/25	$23,096	$39,363	$38,577	$26,774	$29,671	$24,024
01/31/26	$24,560	$39,872	$39,108	$27,996	$30,412	$25,615
02/28/26	$25,650	$39,521	$38,898	$28,722	$31,103	$26,707
03/31/26	$24,958	$37,584	$36,964	$27,337	$29,681	$25,992

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Fund NAV Returns	14.30%	11.52%	9.58%
MSCI USA Index	17.74%	11.62%	14.16%
Russell 1000® Index	17.74%	11.34%	13.97%
Russell 1000® Value Index	15.87%	9.43%	10.58%
S&P 500® Value Index	12.91%	10.68%	11.49%
WisdomTree U.S. High Dividend Index	14.81%	12.02%	10.02%

Key Fund Statistics

  Total Net Assets$1,431,054,346
  # of Portfolio Holdings324
  Portfolio Turnover Rate38%
  Investment Advisory Fees Paid, Net$4,908,121

Effective August 1, 2025, the Fund's broad-based securities market index and comparative index changed from the Russell 1000® Index and Russell 1000® Value Index to the MSCI USA Index and S&P 500® Value Index, respectively, because WisdomTree Asset Management, Inc. believes these are more appropriate indexes for the Fund.

What did the Fund invest in?

The tables below show the investment makeup of the Fund on March 31, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Table Summary
Altria Group, Inc.	4.9%
AbbVie, Inc.	4.4%
Merck & Co., Inc.	4.1%
Philip Morris International, Inc.	4.1%
Exxon Mobil Corp.	4.1%
AT&T, Inc.	3.8%
PepsiCo, Inc.	3.4%
Verizon Communications, Inc.	3.0%
Chevron Corp.	2.9%
Bristol-Myers Squibb Co.	2.5%

Sector Breakdown (% of Net Assets)

Table Summary
Financials	21.1%
Consumer Staples	18.7%
Health Care	15.2%
Energy	10.2%
Communication Services	10.0%
Utilities	9.2%
Consumer Discretionary	4.4%
Industrials	4.2%
Real Estate	2.6%
Information Technology	2.5%
Other Sectors	1.6%
Other Assets and Liabilities, Net	0.3%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree U.S. High Dividend Fund

Annual Shareholder Report - March 31, 2026

Ticker: DHS

DHS - 032026

WisdomTree U.S. LargeCap Dividend Fund

Ticker: DLN

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - March 31, 2026

This annual shareholder report contains important information about the WisdomTree U.S. LargeCap Dividend Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. LargeCap Dividend Fund	$30	0.28%

How did the Fund perform last year and what affected its performance?

The Fund returned 14.83% at net asset value (NAV) for the fiscal year ended March 31, 2026, outperforming the Fund's primary comparative benchmark, the S&P 500® Value Index, which returned 12.91% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from its exposures to Financials, Communication Services and Health Care, driven by strong stock selection effects in each sector.

  Consumer Staples and Information Technology also weighed negatively on performance due to negative allocation effects. Consumer Staples was overweighted when it ultimately underperformed, while Information Technology was underweighted when it outperformed.

  Consumer Discretionary was additive due to positive allocation effects resulting from an underweight when it underperformed.

  The Fund's strategy of targeting dividend-paying companies was additive during the period as the top three quintiles by dividend yield, representing those companies paying large dividends, were all additive for performance. Positive stock selection effects were the key drivers, implying that weighting these stocks by their dividend contributions was beneficial.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the S&P 500® Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance for the ten years ended March 31, 2026

Table Summary
	WisdomTree U.S. LargeCap Dividend Fund $31,233	S&P 500® Index $37,594	Russell 1000® Value Index $27,337	S&P 500® Value Index $29,681	WisdomTree U.S. LargeCap Dividend Index $32,194
03/31/16	$10,000	$10,000	$10,000	$10,000	$10,000
04/30/16	$10,038	$10,039	$10,210	$10,211	$10,040
05/31/16	$10,184	$10,219	$10,369	$10,304	$10,188
06/30/16	$10,393	$10,246	$10,458	$10,396	$10,402
07/31/16	$10,674	$10,623	$10,762	$10,678	$10,683
08/31/16	$10,643	$10,638	$10,845	$10,741	$10,656
09/30/16	$10,636	$10,640	$10,822	$10,701	$10,651
10/31/16	$10,434	$10,446	$10,655	$10,539	$10,450
11/30/16	$10,828	$10,833	$11,263	$11,203	$10,847
12/31/16	$11,112	$11,047	$11,545	$11,488	$11,136
01/31/17	$11,185	$11,257	$11,627	$11,564	$11,211
02/28/17	$11,633	$11,704	$12,045	$12,009	$11,665
03/31/17	$11,613	$11,717	$11,922	$11,866	$11,648
04/30/17	$11,649	$11,838	$11,900	$11,858	$11,686
05/31/17	$11,769	$12,004	$11,888	$11,820	$11,811
06/30/17	$11,836	$12,079	$12,083	$12,044	$11,882
07/31/17	$12,021	$12,327	$12,243	$12,210	$12,070
08/31/17	$12,052	$12,365	$12,101	$12,068	$12,105
09/30/17	$12,325	$12,620	$12,459	$12,463	$12,381
10/31/17	$12,531	$12,915	$12,549	$12,607	$12,592
11/30/17	$12,972	$13,311	$12,934	$13,034	$13,041
12/31/17	$13,136	$13,459	$13,122	$13,252	$13,211
01/31/18	$13,640	$14,229	$13,630	$13,802	$13,721
02/28/18	$13,014	$13,705	$12,979	$13,045	$13,091
03/31/18	$12,709	$13,357	$12,751	$12,779	$12,788
04/30/18	$12,714	$13,408	$12,793	$12,843	$12,797
05/31/18	$12,909	$13,731	$12,869	$12,876	$12,995
06/30/18	$12,965	$13,815	$12,901	$12,958	$13,055
07/31/18	$13,484	$14,329	$13,411	$13,483	$13,582
08/31/18	$13,792	$14,796	$13,609	$13,666	$13,895
09/30/18	$13,882	$14,881	$13,636	$13,717	$13,988
10/31/18	$13,258	$13,864	$12,930	$12,987	$13,363
11/30/18	$13,585	$14,146	$13,316	$13,329	$13,694
12/31/18	$12,378	$12,869	$12,038	$12,066	$12,473
01/31/19	$13,254	$13,900	$12,975	$13,100	$13,363
02/28/19	$13,715	$14,346	$13,389	$13,395	$13,831
03/31/19	$13,909	$14,625	$13,474	$13,537	$14,029
04/30/19	$14,396	$15,217	$13,952	$14,095	$14,524
05/31/19	$13,476	$14,250	$13,055	$13,028	$13,590
06/30/19	$14,410	$15,255	$13,992	$14,081	$14,543
07/31/19	$14,612	$15,474	$14,108	$14,329	$14,750
08/31/19	$14,356	$15,229	$13,693	$13,958	$14,491
09/30/19	$14,828	$15,514	$14,182	$14,480	$14,977
10/31/19	$15,072	$15,850	$14,380	$14,864	$15,230
11/30/19	$15,532	$16,425	$14,825	$15,437	$15,704
12/31/19	$15,971	$16,921	$15,233	$15,918	$16,153
01/31/20	$15,696	$16,914	$14,905	$15,498	$15,881
02/29/20	$14,248	$15,522	$13,461	$14,024	$14,414
03/31/20	$12,292	$13,605	$11,161	$11,885	$12,438
04/30/20	$13,709	$15,349	$12,416	$13,157	$13,871
05/31/20	$14,145	$16,080	$12,841	$13,577	$14,316
06/30/20	$14,231	$16,399	$12,756	$13,447	$14,410
07/31/20	$14,743	$17,324	$13,260	$13,939	$14,926
08/31/20	$15,424	$18,569	$13,808	$14,438	$15,620
09/30/20	$14,950	$17,864	$13,469	$14,092	$15,142
10/31/20	$14,512	$17,389	$13,292	$13,810	$14,703
11/30/20	$16,152	$19,292	$15,080	$15,589	$16,369
12/31/20	$16,698	$20,034	$15,658	$16,134	$16,929
01/31/21	$16,496	$19,832	$15,515	$15,879	$16,730
02/28/21	$16,719	$20,378	$16,453	$16,819	$16,954
03/31/21	$17,873	$21,271	$17,421	$17,872	$18,134
04/30/21	$18,500	$22,406	$18,117	$18,539	$18,779
05/31/21	$18,802	$22,563	$18,540	$18,987	$19,090
06/30/21	$18,874	$23,089	$18,328	$18,764	$19,167
07/31/21	$19,301	$23,638	$18,475	$18,912	$19,606
08/31/21	$19,761	$24,357	$18,841	$19,238	$20,079
09/30/21	$18,819	$23,224	$18,185	$18,605	$19,126
10/31/21	$19,905	$24,851	$19,108	$19,459	$20,237
11/30/21	$19,652	$24,679	$18,435	$18,826	$19,986
12/31/21	$20,974	$25,785	$19,598	$20,152	$21,344
01/31/22	$20,658	$24,450	$19,142	$19,825	$21,046
02/28/22	$20,267	$23,718	$18,919	$19,540	$20,654
03/31/22	$20,939	$24,599	$19,454	$20,119	$21,338
04/30/22	$20,053	$22,454	$18,356	$19,141	$20,439
05/31/22	$20,500	$22,495	$18,713	$19,454	$20,906
06/30/22	$18,962	$20,638	$17,078	$17,853	$19,341
07/31/22	$20,033	$22,541	$18,211	$18,907	$20,433
08/31/22	$19,456	$21,622	$17,668	$18,370	$19,846
09/30/22	$17,839	$19,631	$16,119	$16,814	$18,195
10/31/22	$19,796	$21,220	$17,771	$18,748	$20,197
11/30/22	$20,965	$22,406	$18,882	$19,877	$21,397
12/31/22	$20,179	$21,115	$18,121	$19,100	$20,593
01/31/23	$20,723	$22,442	$19,060	$20,436	$21,160
02/28/23	$20,077	$21,894	$18,388	$19,828	$20,502
03/31/23	$20,265	$22,698	$18,303	$20,087	$20,697
04/30/23	$20,583	$23,052	$18,579	$20,431	$21,025
05/31/23	$19,851	$23,152	$17,862	$20,042	$20,283
06/30/23	$20,968	$24,682	$19,049	$21,420	$21,429
07/31/23	$21,637	$25,475	$19,719	$22,151	$22,118
08/31/23	$21,200	$25,069	$19,186	$21,544	$21,674
09/30/23	$20,392	$23,874	$18,446	$20,544	$20,851
10/31/23	$19,907	$23,372	$17,795	$20,190	$20,361
11/30/23	$21,240	$25,507	$19,138	$22,122	$21,731
12/31/23	$22,182	$26,665	$20,198	$23,345	$22,706
01/31/24	$22,466	$27,114	$20,219	$23,415	$23,002
02/29/24	$23,269	$28,561	$20,965	$24,128	$23,832
03/31/24	$24,231	$29,480	$22,013	$25,225	$24,823
04/30/24	$23,270	$28,276	$21,073	$24,141	$23,843
05/31/24	$24,118	$29,678	$21,741	$24,859	$24,719
06/30/24	$24,549	$30,743	$21,536	$24,697	$25,170
07/31/24	$25,427	$31,117	$22,637	$25,869	$26,074
08/31/24	$26,262	$31,872	$23,244	$26,634	$26,938
09/30/24	$26,676	$32,553	$23,567	$26,932	$27,369
10/31/24	$26,593	$32,258	$23,308	$26,590	$27,289
11/30/24	$27,923	$34,151	$24,796	$28,125	$28,664
12/31/24	$26,519	$33,337	$23,100	$26,214	$27,233
01/31/25	$27,424	$34,265	$24,169	$26,972	$28,169
02/28/25	$28,009	$33,818	$24,267	$27,087	$28,780
03/31/25	$27,201	$31,913	$23,593	$26,287	$27,954
04/30/25	$26,408	$31,696	$22,874	$25,348	$27,145
05/31/25	$27,363	$33,692	$23,678	$26,112	$28,134
06/30/25	$28,309	$35,405	$24,487	$27,074	$29,115
07/31/25	$28,705	$36,199	$24,628	$27,314	$29,527
08/31/25	$29,533	$36,933	$25,412	$28,254	$30,387
09/30/25	$30,137	$38,281	$25,792	$28,752	$31,016
10/31/25	$30,053	$39,178	$25,906	$29,076	$30,940
11/30/25	$30,687	$39,274	$26,594	$29,567	$31,598
12/31/25	$30,654	$39,298	$26,774	$29,671	$31,575
01/31/26	$31,725	$39,868	$27,996	$30,412	$32,690
02/28/26	$32,525	$39,565	$28,722	$31,103	$33,521
03/31/26	$31,233	$37,594	$27,337	$29,681	$32,194

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Fund NAV Returns	14.83%	11.81%	12.06%
S&P 500® Index	17.80%	12.06%	14.16%
Russell 1000® Value Index	15.87%	9.43%	10.58%
S&P 500® Value Index	12.91%	10.68%	11.49%
WisdomTree U.S. LargeCap Dividend Index	15.17%	12.16%	12.40%

Key Fund Statistics

  Total Net Assets$5,646,111,231
  # of Portfolio Holdings310
  Portfolio Turnover Rate17%
  Investment Advisory Fees Paid, Net$14,799,262

Effective August 1, 2025, the Fund's comparative index changed from the Russell 1000® Value Index to the S&P 500® Value Index because WisdomTree Asset Management, Inc. believes this is a more appropriate index for the Fund.

What did the Fund invest in?

The tables below show the investment makeup of the Fund on March 31, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Table Summary
NVIDIA Corp.	3.4%
JPMorgan Chase & Co.	3.3%
Microsoft Corp.	3.0%
Apple, Inc.	3.0%
Exxon Mobil Corp.	2.8%
Chevron Corp.	2.3%
Johnson & Johnson	2.1%
Broadcom, Inc.	1.9%
AbbVie, Inc.	1.6%
Philip Morris International, Inc.	1.4%

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	17.7%
Financials	17.6%
Health Care	13.4%
Consumer Staples	9.5%
Energy	9.4%
Industrials	8.6%
Communication Services	7.6%
Utilities	6.1%
Consumer Discretionary	5.1%
Real Estate	3.8%
Other Sectors	1.1%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree U.S. LargeCap Dividend Fund

Annual Shareholder Report - March 31, 2026

Ticker: DLN

DLN - 032026

WisdomTree U.S. LargeCap Fund

Ticker: EPS

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - March 31, 2026

This annual shareholder report contains important information about the WisdomTree U.S. LargeCap Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. LargeCap Fund	$9	0.08%

How did the Fund perform last year and what affected its performance?

The Fund returned 16.52% at net asset value (NAV) for the fiscal year ended March 31, 2026, underperforming the Fund's primary comparative benchmark, the S&P 500® Index, which returned 17.80% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from its exposures to Communication Services, driven by a mix of positive allocation and stock selection effects.

  Health Care and Real Estate also contributed positively to performance, primarily due to favorable stock selection in the former and allocation effects in the latter.

  Information Technology was the most significant detractor and accounted for most of the Fund's underperformance. Negative allocation effects resulted from underweighting the sector, while negative stock selection effects compounded the impact.

  The Fund's strategy of allocating to profitable companies and weighting them by their earnings contribution did not produce meaningful performance effects during the period. The third and fourth quintile by earnings yield, representing companies with modest to slightly lower earnings, produced positive performance effects mainly due to positive stock selection in the former and allocation effects in the latter. The remaining groups produced negative performance effects primarily due to negative stock election, suggesting that weighting by earnings was not rewarded during the period.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the S&P 500® Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance for the ten years ended March 31, 2026

Table Summary
	WisdomTree U.S. LargeCap Fund $35,096	S&P 500® Index $37,594	WisdomTree U.S. LargeCap Index $35,644
03/31/16	$10,000	$10,000	$10,000
04/30/16	$9,994	$10,039	$9,995
05/31/16	$10,145	$10,219	$10,151
06/30/16	$10,096	$10,246	$10,101
07/31/16	$10,476	$10,623	$10,485
08/31/16	$10,562	$10,638	$10,574
09/30/16	$10,548	$10,640	$10,562
10/31/16	$10,445	$10,446	$10,462
11/30/16	$11,012	$10,833	$11,035
12/31/16	$11,266	$11,047	$11,292
01/31/17	$11,447	$11,257	$11,478
02/28/17	$11,966	$11,704	$12,001
03/31/17	$11,931	$11,717	$11,969
04/30/17	$12,028	$11,838	$12,070
05/31/17	$12,165	$12,004	$12,212
06/30/17	$12,303	$12,079	$12,353
07/31/17	$12,533	$12,327	$12,586
08/31/17	$12,612	$12,365	$12,670
09/30/17	$12,875	$12,620	$12,936
10/31/17	$13,182	$12,915	$13,248
11/30/17	$13,653	$13,311	$13,727
12/31/17	$13,803	$13,459	$13,882
01/31/18	$14,489	$14,229	$14,574
02/28/18	$13,946	$13,705	$14,031
03/31/18	$13,541	$13,357	$13,626
04/30/18	$13,487	$13,408	$13,575
05/31/18	$13,733	$13,731	$13,828
06/30/18	$13,744	$13,815	$13,839
07/31/18	$14,279	$14,329	$14,383
08/31/18	$14,705	$14,796	$14,817
09/30/18	$14,721	$14,881	$14,836
10/31/18	$13,918	$13,864	$14,030
11/30/18	$14,116	$14,146	$14,235
12/31/18	$12,797	$12,869	$12,899
01/31/19	$13,891	$13,900	$14,009
02/28/19	$14,322	$14,346	$14,450
03/31/19	$14,479	$14,625	$14,610
04/30/19	$15,145	$15,217	$15,287
05/31/19	$14,005	$14,250	$14,132
06/30/19	$15,058	$15,255	$15,199
07/31/19	$15,393	$15,474	$15,541
08/31/19	$15,003	$15,229	$15,146
09/30/19	$15,432	$15,514	$15,579
10/31/19	$15,832	$15,850	$15,992
11/30/19	$16,459	$16,425	$16,627
12/31/19	$16,967	$16,921	$17,145
01/31/20	$16,717	$16,914	$16,895
02/29/20	$15,210	$15,522	$15,370
03/31/20	$13,082	$13,605	$13,216
04/30/20	$14,698	$15,349	$14,847
05/31/20	$15,354	$16,080	$15,517
06/30/20	$15,544	$16,399	$15,713
07/31/20	$16,232	$17,324	$16,408
08/31/20	$17,276	$18,569	$17,467
09/30/20	$16,662	$17,864	$16,848
10/31/20	$16,281	$17,389	$16,463
11/30/20	$18,271	$19,292	$18,478
12/31/20	$18,983	$20,034	$19,205
01/31/21	$18,850	$19,832	$19,072
02/28/21	$19,375	$20,378	$19,600
03/31/21	$20,554	$21,271	$20,791
04/30/21	$21,470	$22,406	$21,721
05/31/21	$21,788	$22,563	$22,043
06/30/21	$22,014	$23,089	$22,280
07/31/21	$22,481	$23,638	$22,757
08/31/21	$23,111	$24,357	$23,396
09/30/21	$22,002	$23,224	$22,272
10/31/21	$23,280	$24,851	$23,567
11/30/21	$22,935	$24,679	$23,218
12/31/21	$24,202	$25,785	$24,502
01/31/22	$23,245	$24,450	$23,537
02/28/22	$22,582	$23,718	$22,866
03/31/22	$23,264	$24,599	$23,556
04/30/22	$21,373	$22,454	$21,636
05/31/22	$21,585	$22,495	$21,855
06/30/22	$19,766	$20,638	$20,008
07/31/22	$21,312	$22,541	$21,582
08/31/22	$20,585	$21,622	$20,840
09/30/22	$18,686	$19,631	$18,911
10/31/22	$20,304	$21,220	$20,554
11/30/22	$21,508	$22,406	$21,774
12/31/22	$20,373	$21,115	$20,627
01/31/23	$21,623	$22,442	$21,897
02/28/23	$21,045	$21,894	$21,310
03/31/23	$21,538	$22,698	$21,819
04/30/23	$21,907	$23,052	$22,189
05/31/23	$21,754	$23,152	$22,039
06/30/23	$23,101	$24,682	$23,407
07/31/23	$24,055	$25,475	$24,376
08/31/23	$23,590	$25,069	$23,905
09/30/23	$22,711	$23,874	$23,013
10/31/23	$22,120	$23,372	$22,413
11/30/23	$23,899	$25,507	$24,207
12/31/23	$25,002	$26,665	$25,328
01/31/24	$25,457	$27,114	$25,792
02/29/24	$26,665	$28,561	$27,022
03/31/24	$27,771	$29,480	$28,147
04/30/24	$26,694	$28,276	$27,050
05/31/24	$27,801	$29,678	$28,179
06/30/24	$28,586	$30,743	$28,978
07/31/24	$29,094	$31,117	$29,496
08/31/24	$29,738	$31,872	$30,150
09/30/24	$30,282	$32,553	$30,710
10/31/24	$30,201	$32,258	$30,629
11/30/24	$32,065	$34,151	$32,523
12/31/24	$30,997	$33,337	$31,446
01/31/25	$32,173	$34,265	$32,640
02/28/25	$31,757	$33,818	$32,216
03/31/25	$30,120	$31,913	$30,555
04/30/25	$29,566	$31,696	$29,995
05/31/25	$31,168	$33,692	$31,630
06/30/25	$32,656	$35,405	$33,144
07/31/25	$33,426	$36,199	$33,930
08/31/25	$34,264	$36,933	$34,784
09/30/25	$35,293	$38,281	$35,834
10/31/25	$35,913	$39,178	$36,468
11/30/25	$36,359	$39,274	$36,922
12/31/25	$36,391	$39,298	$36,959
01/31/26	$37,028	$39,868	$37,605
02/28/26	$36,668	$39,565	$37,249
03/31/26	$35,096	$37,594	$35,644

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Fund NAV Returns	16.52%	11.29%	13.38%
S&P 500® Index	17.80%	12.06%	14.16%
WisdomTree U.S. LargeCap Index	16.65%	11.38%	13.55%

Key Fund Statistics

  Total Net Assets$1,341,361,632
  # of Portfolio Holdings503
  Portfolio Turnover Rate15%
  Investment Advisory Fees Paid, Net$990,094

What did the Fund invest in?

The tables below show the investment makeup of the Fund on March 31, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Table Summary
NVIDIA Corp.	7.1%
Alphabet, Inc., Class A	5.7%
Amazon.com, Inc.	5.7%
Apple, Inc.	5.1%
Microsoft Corp.	3.9%
Meta Platforms, Inc., Class A	3.4%
JPMorgan Chase & Co.	2.1%
Berkshire Hathaway, Inc., Class B	1.9%
Exxon Mobil Corp.	1.7%
Broadcom, Inc.	1.5%

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	29.7%
Financials	16.3%
Communication Services	12.7%
Health Care	10.6%
Consumer Discretionary	10.3%
Industrials	6.1%
Energy	5.0%
Consumer Staples	4.6%
Utilities	2.3%
Materials	1.5%
Other Sectors	0.9%
Other Assets and Liabilities, Net	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.1%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree U.S. LargeCap Fund

Annual Shareholder Report - March 31, 2026

Ticker: EPS

EPS - 032026

WisdomTree U.S. MidCap Dividend Fund

Ticker: DON

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - March 31, 2026

This annual shareholder report contains important information about the WisdomTree U.S. MidCap Dividend Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. MidCap Dividend Fund	$40	0.38%

How did the Fund perform last year and what affected its performance?

The Fund returned 8.91% at net asset value (NAV) for the fiscal year ended March 31, 2026, underperforming the Fund's primary comparative benchmark, the S&P MidCap 400® Value Index, which returned 12.84% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from its exposures to Industrials and Energy, driven by strong stock selection effects in each.

  Health Care and Utilities also contributed positively due to allocation effects, resulting from underweighting the former and overweighting the latter.

  Among the detracotrs, Financials and Consumer Staples both had negative performance effects due to poor stock selection. Information Technology weighed negatively on performance as well due to a nearly equal mix of poor stock selection and allocation effects.

  The Fund's emphasis on dividend-paying U. S. mid caps was not additive for performance during the period. For example, the Fund had zero exposure to non-dividend-payers, which produced negative allocation effects due to non-payers outperforming. Similarly, poor stock selection effects caused the highest dividend yield quintile to produce negative performance effects, implying that the Fund's dividend-weighted methodology was harmful for performance.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the MSCI USA Investable Market Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance for the ten years ended March 31, 2026

Table Summary
	WisdomTree U.S. MidCap Dividend Fund $23,660	MSCI USA Investable Market Index $36,511	Russell 3000® Index $36,157	Russell Midcap® Value Index $25,364	S&P MidCap 400® Index $27,346	S&P MidCap 400® Value Index $26,229	WisdomTree U.S. MidCap Dividend Index $24,552
03/31/16	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
04/30/16	$10,079	$10,066	$10,062	$10,215	$10,122	$10,172	$10,082
05/31/16	$10,264	$10,253	$10,242	$10,382	$10,356	$10,317	$10,271
06/30/16	$10,466	$10,277	$10,263	$10,477	$10,399	$10,367	$10,476
07/31/16	$10,782	$10,686	$10,670	$10,921	$10,846	$10,791	$10,796
08/31/16	$10,718	$10,713	$10,698	$10,897	$10,900	$10,833	$10,736
09/30/16	$10,725	$10,732	$10,714	$10,943	$10,830	$10,836	$10,747
10/31/16	$10,464	$10,496	$10,483	$10,678	$10,541	$10,609	$10,491
11/30/16	$11,047	$10,952	$10,952	$11,346	$11,384	$11,667	$11,081
12/31/16	$11,211	$11,161	$11,165	$11,547	$11,634	$11,896	$11,250
01/31/17	$11,376	$11,382	$11,376	$11,742	$11,829	$12,061	$11,425
02/28/17	$11,674	$11,805	$11,799	$12,070	$12,139	$12,300	$11,724
03/31/17	$11,652	$11,819	$11,807	$11,982	$12,092	$12,213	$11,704
04/30/17	$11,691	$11,944	$11,932	$12,004	$12,193	$12,210	$11,747
05/31/17	$11,540	$12,065	$12,054	$11,967	$12,134	$12,024	$11,599
06/30/17	$11,738	$12,171	$12,163	$12,145	$12,330	$12,282	$11,802
07/31/17	$11,833	$12,407	$12,392	$12,306	$12,439	$12,400	$11,900
08/31/17	$11,697	$12,431	$12,416	$12,076	$12,248	$12,143	$11,767
09/30/17	$12,084	$12,731	$12,719	$12,406	$12,727	$12,682	$12,159
10/31/17	$12,217	$13,009	$12,996	$12,505	$13,015	$12,809	$12,295
11/30/17	$12,738	$13,402	$13,391	$12,928	$13,494	$13,284	$12,823
12/31/17	$12,877	$13,536	$13,525	$13,088	$13,523	$13,362	$12,971
01/31/18	$13,105	$14,260	$14,238	$13,389	$13,912	$13,539	$13,203
02/28/18	$12,436	$13,730	$13,713	$12,729	$13,295	$12,853	$12,534
03/31/18	$12,502	$13,454	$13,438	$12,761	$13,419	$12,960	$12,602
04/30/18	$12,606	$13,509	$13,489	$12,824	$13,384	$13,045	$12,712
05/31/18	$12,964	$13,891	$13,869	$12,963	$13,936	$13,597	$13,081
06/30/18	$13,179	$13,988	$13,960	$13,068	$13,995	$13,654	$13,296
07/31/18	$13,512	$14,456	$14,423	$13,423	$14,242	$13,950	$13,638
08/31/18	$13,791	$14,955	$14,930	$13,606	$14,697	$14,306	$13,926
09/30/18	$13,687	$14,978	$14,955	$13,498	$14,536	$14,169	$13,825
10/31/18	$12,752	$13,877	$13,853	$12,526	$13,148	$12,911	$12,881
11/30/18	$13,069	$14,146	$14,131	$12,826	$13,559	$13,284	$13,205
12/31/18	$11,811	$12,832	$12,816	$11,480	$12,024	$11,775	$11,932
01/31/19	$13,090	$13,941	$13,916	$12,661	$13,282	$13,153	$13,233
02/28/19	$13,360	$14,434	$14,405	$13,064	$13,845	$13,671	$13,509
03/31/19	$13,404	$14,650	$14,616	$13,130	$13,767	$13,427	$13,556
04/30/19	$13,771	$15,227	$15,199	$13,562	$14,320	$14,066	$13,934
05/31/19	$12,762	$14,244	$14,216	$12,692	$13,179	$12,708	$12,913
06/30/19	$13,676	$15,241	$15,214	$13,549	$14,186	$13,762	$13,844
07/31/19	$13,789	$15,473	$15,440	$13,661	$14,354	$13,916	$13,961
08/31/19	$13,183	$15,160	$15,125	$13,180	$13,752	$13,168	$13,344
09/30/19	$13,796	$15,429	$15,391	$13,714	$14,174	$13,823	$13,974
10/31/19	$13,993	$15,758	$15,722	$13,788	$14,334	$14,007	$14,175
11/30/19	$14,229	$16,355	$16,320	$14,156	$14,760	$14,397	$14,422
12/31/19	$14,578	$16,829	$16,791	$14,586	$15,175	$14,846	$14,784
01/31/20	$14,172	$16,808	$16,773	$14,303	$14,779	$14,234	$14,373
02/29/20	$12,671	$15,428	$15,400	$12,886	$13,376	$12,718	$12,854
03/31/20	$9,345	$13,304	$13,282	$9,961	$10,668	$9,637	$9,461
04/30/20	$10,506	$15,076	$15,041	$11,292	$12,181	$11,019	$10,646
05/31/20	$10,886	$15,889	$15,845	$11,815	$13,072	$11,601	$11,024
06/30/20	$11,053	$16,267	$16,207	$11,948	$13,236	$11,732	$11,199
07/31/20	$11,481	$17,200	$17,128	$12,513	$13,846	$12,052	$11,637
08/31/20	$11,762	$18,440	$18,369	$13,008	$14,333	$12,511	$11,921
09/30/20	$11,346	$17,768	$17,700	$12,713	$13,867	$11,967	$11,505
10/31/20	$11,572	$17,395	$17,318	$12,832	$14,169	$12,386	$11,747
11/30/20	$13,180	$19,498	$19,425	$14,633	$16,192	$14,439	$13,383
12/31/20	$13,791	$20,380	$20,298	$15,310	$17,248	$15,401	$14,005
01/31/21	$13,965	$20,296	$20,208	$15,275	$17,507	$15,578	$14,193
02/28/21	$14,957	$20,916	$20,840	$16,459	$18,698	$17,064	$15,210
03/31/21	$16,029	$21,662	$21,587	$17,309	$19,571	$18,239	$16,306
04/30/21	$16,701	$22,797	$22,699	$18,146	$20,452	$19,116	$16,997
05/31/21	$17,089	$22,892	$22,803	$18,504	$20,492	$19,485	$17,402
06/30/21	$16,735	$23,495	$23,365	$18,289	$20,282	$18,938	$17,043
07/31/21	$16,721	$23,928	$23,761	$18,402	$20,352	$18,903	$17,035
08/31/21	$17,152	$24,616	$24,438	$18,796	$20,749	$19,357	$17,478
09/30/21	$16,633	$23,504	$23,342	$18,104	$19,925	$18,636	$16,955
10/31/21	$17,396	$25,085	$24,920	$19,068	$21,098	$19,462	$17,736
11/30/21	$17,004	$24,741	$24,541	$18,488	$20,478	$18,998	$17,342
12/31/21	$17,954	$25,704	$25,507	$19,649	$21,518	$20,121	$18,322
01/31/22	$17,522	$24,184	$24,006	$18,810	$19,967	$19,324	$17,897
02/28/22	$17,690	$23,574	$23,402	$18,722	$20,189	$19,567	$18,072
03/31/22	$17,979	$24,346	$24,161	$19,291	$20,469	$20,000	$18,375
04/30/22	$17,079	$22,157	$21,993	$18,145	$19,014	$18,675	$17,462
05/31/22	$17,664	$22,117	$21,963	$18,493	$19,156	$19,075	$18,059
06/30/22	$15,936	$20,267	$20,126	$16,460	$17,313	$17,302	$16,292
07/31/22	$17,294	$22,186	$22,014	$17,877	$19,192	$18,894	$17,688
08/31/22	$17,058	$21,350	$21,192	$17,330	$18,596	$18,355	$17,450
09/30/22	$15,511	$19,366	$19,227	$15,649	$16,887	$16,609	$15,868
10/31/22	$17,228	$20,951	$20,804	$17,127	$18,663	$18,524	$17,629
11/30/22	$18,058	$22,062	$21,890	$18,210	$19,805	$19,721	$18,485
12/31/22	$17,100	$20,763	$20,608	$17,285	$18,708	$18,726	$17,511
01/31/23	$18,486	$22,211	$22,027	$18,681	$20,434	$20,860	$18,940
02/28/23	$17,925	$21,696	$21,513	$18,083	$20,064	$20,277	$18,370
03/31/23	$17,142	$22,289	$22,088	$17,513	$19,420	$19,197	$17,592
04/30/23	$17,148	$22,513	$22,323	$17,515	$19,268	$18,991	$17,602
05/31/23	$16,321	$22,609	$22,410	$16,738	$18,653	$18,303	$16,756
06/30/23	$17,703	$24,158	$23,940	$18,189	$20,362	$20,066	$18,187
07/31/23	$18,625	$25,029	$24,798	$18,981	$21,202	$20,964	$19,137
08/31/23	$18,114	$24,550	$24,320	$18,309	$20,589	$20,178	$18,617
09/30/23	$17,347	$23,375	$23,161	$17,378	$19,506	$19,017	$17,831
10/31/23	$16,693	$22,751	$22,547	$16,517	$18,465	$17,899	$17,166
11/30/23	$18,084	$24,890	$24,650	$18,074	$20,036	$19,611	$18,607
12/31/23	$19,491	$26,212	$25,957	$19,483	$21,783	$21,608	$20,066
01/31/24	$19,086	$26,495	$26,245	$19,134	$21,410	$20,940	$19,651
02/29/24	$19,756	$27,917	$27,666	$20,048	$22,681	$21,345	$20,349
03/31/24	$20,942	$28,822	$28,558	$21,085	$23,951	$22,498	$21,580
04/30/24	$19,867	$27,567	$27,301	$19,982	$22,509	$21,137	$20,477
05/31/24	$20,668	$28,882	$28,591	$20,699	$23,497	$22,126	$21,311
06/30/24	$20,204	$29,788	$29,476	$20,368	$23,126	$21,705	$20,838
07/31/24	$21,665	$30,328	$30,024	$21,598	$24,468	$23,347	$22,348
08/31/24	$21,778	$30,983	$30,678	$22,006	$24,449	$23,496	$22,475
09/30/24	$22,214	$31,628	$31,313	$22,420	$24,732	$23,770	$22,931
10/31/24	$22,120	$31,394	$31,083	$22,138	$24,557	$23,759	$22,846
11/30/24	$24,094	$33,471	$33,150	$23,768	$26,720	$25,862	$24,894
12/31/24	$22,242	$32,455	$32,137	$22,029	$24,817	$24,138	$22,985
01/31/25	$22,889	$33,461	$33,152	$22,803	$25,772	$25,094	$23,660
02/28/25	$22,520	$32,833	$32,516	$22,387	$24,652	$24,330	$23,286
03/31/25	$21,725	$30,897	$30,620	$21,564	$23,303	$23,245	$22,465
04/30/25	$20,803	$30,688	$30,414	$21,029	$22,778	$22,232	$21,517
05/31/25	$21,601	$32,651	$32,342	$21,946	$24,007	$23,240	$22,351
06/30/25	$22,146	$34,324	$33,985	$22,717	$24,867	$24,113	$22,926
07/31/25	$22,385	$35,101	$34,733	$23,124	$25,269	$24,357	$23,178
08/31/25	$23,385	$35,896	$35,537	$23,818	$26,127	$25,476	$24,217
09/30/25	$23,246	$37,154	$36,764	$24,121	$26,247	$25,445	$24,081
10/31/25	$22,492	$37,982	$37,552	$23,878	$26,124	$25,110	$23,304
11/30/25	$23,187	$38,050	$37,655	$24,448	$26,659	$25,880	$24,034
12/31/25	$23,112	$37,988	$37,647	$24,463	$26,678	$25,968	$23,963
01/31/26	$24,042	$38,617	$38,231	$25,511	$27,759	$27,039	$24,941
02/28/26	$24,929	$38,405	$38,049	$26,715	$28,903	$27,682	$25,869
03/31/26	$23,660	$36,511	$36,157	$25,364	$27,346	$26,229	$24,552

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Fund NAV Returns	8.91%	8.10%	8.99%
MSCI USA Investable Market Index	18.38%	11.05%	13.85%
Russell 3000® Index	18.09%	10.87%	13.72%
Russell Midcap® Value Index	17.62%	7.94%	9.75%
S&P MidCap 400® Index	17.35%	6.92%	10.58%
S&P MidCap 400® Value Index	12.84%	7.54%	10.12%
WisdomTree U.S. MidCap Dividend Index	9.29%	8.53%	9.40%

Key Fund Statistics

  Total Net Assets$3,718,497,914
  # of Portfolio Holdings296
  Portfolio Turnover Rate34%
  Investment Advisory Fees Paid, Net$14,075,655

Effective August 1, 2025, the Fund's broad-based securities market index and comparative index changed from the Russell 3000® Index and Russell Midcap® Value Index to the MSCI USA Investable Market Index and S&P MidCap 400® Value Index, respectively, because WisdomTree Asset Management, Inc. believes these are more appropriate indexes for the Fund.

What did the Fund invest in?

The tables below show the investment makeup of the Fund on March 31, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Table Summary
APA Corp.	1.3%
Viatris, Inc.	1.2%
Best Buy Co., Inc.	1.1%
Hasbro, Inc.	1.1%
Permian Resources Corp., Class A	1.1%
Franklin Resources, Inc.	1.1%
Antero Midstream Corp.	1.0%
Clorox Co.	1.0%
Omnicom Group, Inc.	1.0%
American Financial Group, Inc.	1.0%

Sector Breakdown (% of Net Assets)

Table Summary
Financials	22.3%
Industrials	16.7%
Consumer Discretionary	10.5%
Real Estate	9.7%
Materials	9.2%
Utilities	8.3%
Energy	7.9%
Consumer Staples	5.0%
Information Technology	4.0%
Communication Services	3.9%
Other Sectors	2.3%
Other Assets and Liabilities, Net	0.2%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree U.S. MidCap Dividend Fund

Annual Shareholder Report - March 31, 2026

Ticker: DON

DON - 032026

WisdomTree U.S. MidCap Fund

Ticker: EZM

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - March 31, 2026

This annual shareholder report contains important information about the WisdomTree U.S. MidCap Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. MidCap Fund	$41	0.38%

How did the Fund perform last year and what affected its performance?

The Fund returned 14.39% at net asset value (NAV) for the fiscal year ended March 31, 2026, underperforming the Fund's primary comparative benchmark, the S&P MidCap 400® Index, which returned 17.35% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from its exposures to Real Estate, which was driven by a blend of strong stock selection and allocation effects.

  Financials, Health Care, and Consumer Discretionary also contributed positively to performance, primarily due to favorable allocation effects.

  Information Technology exposure detracted significantly from performance due to a blend of poor stock selection and negative allocation effects. Industrials and Consumer Staples exhibited similar impacts for similar reasons, although to a lesser extent.

  The Fund's focus on profitable U. S. mid cap companies mostly detracted from performance during the period. The 4th and 5th quintiles by earnings yield, representing the least profitable companies, produced negative performance impacts due to negative stock selection. This implies that reduced exposure to less profitable companies was not valuable during the period and nor was the decision to weight these companies by their earnings contributions. The Fund would have performed better had it had greater exposure to less profitable companies.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the MSCI USA Investable Market Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance for the ten years ended March 31, 2026

Table Summary
	WisdomTree U.S. MidCap Fund $25,870	MSCI USA Investable Market Index $36,575	Russell 3000® Index $36,157	Russell Midcap® Value Index $25,364	S&P MidCap 400® Index $27,346	S&P MidCap 400® Value Index $26,229	WisdomTree U.S. MidCap Index $26,795
03/31/16	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
04/30/16	$10,136	$10,066	$10,062	$10,215	$10,122	$10,172	$10,138
05/31/16	$10,302	$10,253	$10,242	$10,382	$10,356	$10,317	$10,306
06/30/16	$10,158	$10,277	$10,263	$10,477	$10,399	$10,367	$10,162
07/31/16	$10,592	$10,686	$10,670	$10,921	$10,846	$10,791	$10,601
08/31/16	$10,698	$10,713	$10,698	$10,897	$10,900	$10,833	$10,709
09/30/16	$10,700	$10,732	$10,714	$10,943	$10,830	$10,836	$10,714
10/31/16	$10,390	$10,496	$10,483	$10,678	$10,541	$10,609	$10,404
11/30/16	$11,296	$10,952	$10,952	$11,346	$11,384	$11,667	$11,318
12/31/16	$11,547	$11,161	$11,165	$11,547	$11,634	$11,896	$11,575
01/31/17	$11,697	$11,382	$11,376	$11,742	$11,829	$12,061	$11,729
02/28/17	$11,906	$11,805	$11,799	$12,070	$12,139	$12,300	$11,941
03/31/17	$11,933	$11,819	$11,807	$11,982	$12,092	$12,213	$11,969
04/30/17	$12,054	$11,944	$11,932	$12,004	$12,193	$12,210	$12,096
05/31/17	$11,878	$12,065	$12,054	$11,967	$12,134	$12,024	$11,922
06/30/17	$12,175	$12,171	$12,163	$12,145	$12,330	$12,282	$12,225
07/31/17	$12,259	$12,407	$12,392	$12,306	$12,439	$12,400	$12,312
08/31/17	$12,130	$12,431	$12,416	$12,076	$12,248	$12,143	$12,185
09/30/17	$12,655	$12,731	$12,719	$12,406	$12,727	$12,682	$12,716
10/31/17	$12,893	$13,009	$12,996	$12,505	$13,015	$12,809	$12,959
11/30/17	$13,438	$13,402	$13,391	$12,928	$13,494	$13,284	$13,512
12/31/17	$13,535	$13,536	$13,525	$13,088	$13,523	$13,362	$13,614
01/31/18	$13,924	$14,260	$14,238	$13,389	$13,912	$13,539	$14,011
02/28/18	$13,207	$13,730	$13,713	$12,729	$13,295	$12,853	$13,291
03/31/18	$13,218	$13,454	$13,438	$12,761	$13,419	$12,960	$13,307
04/30/18	$13,180	$13,509	$13,489	$12,824	$13,384	$13,045	$13,274
05/31/18	$13,636	$13,891	$13,869	$12,963	$13,936	$13,597	$13,737
06/30/18	$13,778	$13,988	$13,960	$13,068	$13,995	$13,654	$13,884
07/31/18	$14,087	$14,456	$14,423	$13,423	$14,242	$13,950	$14,198
08/31/18	$14,527	$14,955	$14,930	$13,606	$14,697	$14,306	$14,646
09/30/18	$14,233	$14,978	$14,955	$13,498	$14,536	$14,169	$14,355
10/31/18	$12,972	$13,877	$13,853	$12,526	$13,148	$12,911	$13,083
11/30/18	$13,361	$14,146	$14,131	$12,826	$13,559	$13,284	$13,479
12/31/18	$11,869	$12,832	$12,816	$11,480	$12,024	$11,775	$11,977
01/31/19	$13,362	$13,941	$13,916	$12,661	$13,282	$13,153	$13,490
02/28/19	$13,931	$14,434	$14,405	$13,064	$13,845	$13,671	$14,068
03/31/19	$13,643	$14,650	$14,616	$13,130	$13,767	$13,427	$13,780
04/30/19	$14,230	$15,227	$15,199	$13,562	$14,320	$14,066	$14,381
05/31/19	$12,897	$14,244	$14,216	$12,692	$13,179	$12,708	$13,035
06/30/19	$13,927	$15,241	$15,214	$13,549	$14,186	$13,762	$14,081
07/31/19	$13,987	$15,473	$15,440	$13,661	$14,354	$13,916	$14,145
08/31/19	$13,301	$15,160	$15,125	$13,180	$13,752	$13,168	$13,456
09/30/19	$13,806	$15,429	$15,391	$13,714	$14,174	$13,823	$13,973
10/31/19	$14,051	$15,758	$15,722	$13,788	$14,334	$14,007	$14,223
11/30/19	$14,478	$16,355	$16,320	$14,156	$14,760	$14,397	$14,662
12/31/19	$14,796	$16,829	$16,791	$14,586	$15,175	$14,846	$14,990
01/31/20	$14,258	$16,808	$16,773	$14,303	$14,779	$14,234	$14,448
02/29/20	$12,747	$15,428	$15,400	$12,886	$13,376	$12,718	$12,918
03/31/20	$9,353	$13,304	$13,282	$9,961	$10,668	$9,637	$9,475
04/30/20	$10,775	$15,076	$15,041	$11,292	$12,181	$11,019	$10,918
05/31/20	$11,387	$15,889	$15,845	$11,815	$13,072	$11,601	$11,542
06/30/20	$11,583	$16,267	$16,207	$11,948	$13,236	$11,732	$11,747
07/31/20	$12,026	$17,200	$17,128	$12,513	$13,846	$12,052	$12,195
08/31/20	$12,605	$18,440	$18,369	$13,008	$14,333	$12,511	$12,789
09/30/20	$12,181	$17,768	$17,700	$12,713	$13,867	$11,967	$12,362
10/31/20	$12,595	$17,395	$17,318	$12,832	$14,169	$12,386	$12,788
11/30/20	$14,694	$19,498	$19,425	$14,633	$16,192	$14,439	$14,926
12/31/20	$15,610	$20,380	$20,298	$15,310	$17,248	$15,401	$15,857
01/31/21	$15,836	$20,296	$20,208	$15,275	$17,507	$15,578	$16,095
02/28/21	$17,200	$20,916	$20,840	$16,459	$18,698	$17,064	$17,485
03/31/21	$18,266	$21,662	$21,587	$17,309	$19,571	$18,239	$18,579
04/30/21	$19,038	$22,797	$22,699	$18,146	$20,452	$19,116	$19,371
05/31/21	$19,307	$22,892	$22,803	$18,504	$20,492	$19,485	$19,648
06/30/21	$18,862	$23,495	$23,365	$18,289	$20,282	$18,938	$19,202
07/31/21	$18,977	$23,928	$23,761	$18,402	$20,352	$18,903	$19,325
08/31/21	$19,391	$24,616	$24,438	$18,796	$20,749	$19,357	$19,752
09/30/21	$18,830	$23,504	$23,342	$18,104	$19,925	$18,636	$19,187
10/31/21	$19,630	$25,085	$24,920	$19,068	$21,098	$19,462	$20,009
11/30/21	$19,275	$24,741	$24,541	$18,488	$20,478	$18,998	$19,652
12/31/21	$20,422	$25,704	$25,507	$19,649	$21,518	$20,121	$20,827
01/31/22	$19,369	$24,184	$24,006	$18,810	$19,967	$19,324	$19,753
02/28/22	$19,768	$23,574	$23,402	$18,722	$20,189	$19,567	$20,169
03/31/22	$19,897	$24,346	$24,161	$19,291	$20,469	$20,000	$20,305
04/30/22	$18,528	$22,157	$21,993	$18,145	$19,014	$18,675	$18,912
05/31/22	$18,917	$22,117	$21,963	$18,493	$19,156	$19,075	$19,316
06/30/22	$16,817	$20,267	$20,126	$16,460	$17,313	$17,302	$17,174
07/31/22	$18,439	$22,186	$22,014	$17,877	$19,192	$18,894	$18,840
08/31/22	$17,899	$21,350	$21,192	$17,330	$18,596	$18,355	$18,291
09/30/22	$16,128	$19,366	$19,227	$15,649	$16,887	$16,609	$16,485
10/31/22	$17,930	$20,951	$20,804	$17,127	$18,663	$18,524	$18,332
11/30/22	$19,068	$22,062	$21,890	$18,210	$19,805	$19,721	$19,507
12/31/22	$17,947	$20,763	$20,608	$17,285	$18,708	$18,726	$18,365
01/31/23	$19,932	$22,211	$22,027	$18,681	$20,434	$20,860	$20,406
02/28/23	$19,511	$21,696	$21,513	$18,083	$20,064	$20,277	$19,980
03/31/23	$18,404	$22,289	$22,088	$17,513	$19,420	$19,197	$18,851
04/30/23	$18,245	$22,513	$22,323	$17,515	$19,268	$18,991	$18,693
05/31/23	$17,683	$22,609	$22,410	$16,738	$18,653	$18,303	$18,124
06/30/23	$19,657	$24,158	$23,940	$18,189	$20,362	$20,066	$20,158
07/31/23	$20,607	$25,029	$24,798	$18,981	$21,202	$20,964	$21,139
08/31/23	$19,984	$24,550	$24,320	$18,309	$20,589	$20,178	$20,507
09/30/23	$18,896	$23,375	$23,161	$17,378	$19,506	$19,017	$19,395
10/31/23	$17,771	$22,751	$22,547	$16,517	$18,465	$17,899	$18,238
11/30/23	$19,466	$24,890	$24,650	$18,074	$20,036	$19,610	$19,989
12/31/23	$21,431	$26,212	$25,957	$19,483	$21,783	$21,608	$22,023
01/31/24	$20,971	$26,495	$26,245	$19,134	$21,410	$20,940	$21,558
02/29/24	$21,715	$27,917	$27,666	$20,048	$22,681	$21,345	$22,330
03/31/24	$22,908	$28,822	$28,558	$21,085	$23,951	$22,498	$23,563
04/30/24	$21,468	$27,567	$27,301	$19,982	$22,509	$21,137	$22,087
05/31/24	$22,289	$28,882	$28,591	$20,699	$23,497	$22,126	$22,940
06/30/24	$21,719	$29,788	$29,476	$20,368	$23,126	$21,705	$22,357
07/31/24	$23,450	$30,328	$30,024	$21,598	$24,468	$23,347	$24,147
08/31/24	$23,240	$30,983	$30,678	$22,006	$24,449	$23,496	$23,936
09/30/24	$23,497	$31,628	$31,313	$22,420	$24,732	$23,770	$24,205
10/31/24	$23,251	$31,394	$31,083	$22,138	$24,557	$23,759	$23,962
11/30/24	$25,497	$33,471	$33,150	$23,768	$26,720	$25,862	$26,284
12/31/24	$23,645	$32,455	$32,137	$22,029	$24,817	$24,138	$24,386
01/31/25	$24,485	$33,461	$33,152	$22,803	$25,772	$25,094	$25,261
02/28/25	$23,717	$32,833	$32,516	$22,387	$24,652	$24,330	$24,472
03/31/25	$22,617	$30,897	$30,620	$21,564	$23,303	$23,245	$23,343
04/30/25	$21,778	$30,688	$30,414	$21,029	$22,778	$22,232	$22,481
05/31/25	$22,822	$32,651	$32,342	$21,946	$24,007	$23,240	$23,571
06/30/25	$23,544	$33,771	$33,985	$22,717	$24,867	$24,113	$24,325
07/31/25	$23,906	$34,536	$34,733	$23,124	$25,269	$24,357	$24,708
08/31/25	$25,225	$35,318	$35,537	$23,818	$26,127	$25,476	$26,068
09/30/25	$25,200	$36,557	$36,764	$24,121	$26,247	$25,445	$26,051
10/31/25	$24,817	$37,371	$37,552	$23,878	$26,124	$25,110	$25,665
11/30/25	$25,644	$37,438	$37,655	$24,448	$26,659	$25,880	$26,528
12/31/25	$25,640	$38,055	$37,647	$24,463	$26,678	$25,968	$26,534
01/31/26	$26,512	$38,686	$38,231	$25,511	$27,759	$27,039	$27,449
02/28/26	$27,169	$38,473	$38,049	$26,715	$28,903	$27,682	$28,136
03/31/26	$25,870	$36,575	$36,157	$25,364	$27,346	$26,229	$26,795

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Fund NAV Returns	14.39%	7.21%	9.97%
MSCI USA Investable Market Index	18.38%	11.05%	13.85%
Russell 3000® Index	18.09%	10.87%	13.72%
Russell Midcap® Value Index	17.62%	7.94%	9.75%
S&P MidCap 400® Index	17.35%	6.92%	10.58%
S&P MidCap 400® Value Index	12.84%	7.54%	10.12%
WisdomTree U.S. MidCap Index	14.79%	7.60%	10.36%

Key Fund Statistics

  Total Net Assets$829,250,162
  # of Portfolio Holdings510
  Portfolio Turnover Rate39%
  Investment Advisory Fees Paid, Net$3,033,583

Effective August 1, 2025, the Fund's broad-based securities market index and comparative index changed from the Russell 3000® Index and Russell Midcap® Value Index to the MSCI USA Investable Market Index and S&P MidCap 400® Value Index, respectively, because WisdomTree Asset Management, Inc. believes these are more appropriate indexes for the Fund.

What did the Fund invest in?

The tables below show the investment makeup of the Fund on March 31, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Table Summary
Viatris, Inc.	1.3%
CF Industries Holdings, Inc.	1.1%
APA Corp.	1.0%
Ovintiv, Inc.	0.8%
RenaissanceRe Holdings Ltd.	0.8%
AES Corp.	0.7%
Alcoa Corp.	0.7%
Pilgrim's Pride Corp.	0.7%
Jackson Financial, Inc., Class A	0.6%
BorgWarner, Inc.	0.6%

Sector Breakdown (% of Net Assets)

Table Summary
Financials	18.8%
Industrials	17.0%
Consumer Discretionary	15.3%
Health Care	9.6%
Information Technology	9.5%
Energy	7.3%
Consumer Staples	6.0%
Materials	5.7%
Real Estate	4.9%
Utilities	3.9%
Other Sectors	1.9%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree U.S. MidCap Fund

Annual Shareholder Report - March 31, 2026

Ticker: EZM

EZM - 032026

WisdomTree U.S. MidCap Quality Growth Fund

Ticker: QMID

Principal Listing Exchange: The Nasdaq Stock Market LLC

Annual Shareholder Report - March 31, 2026

This annual shareholder report contains important information about the WisdomTree U.S. MidCap Quality Growth Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. MidCap Quality Growth Fund	$39	0.38%

How did the Fund perform last year and what affected its performance?

The Fund returned 7.57% at net asset value (NAV) for the fiscal year ended March 31, 2026, underperforming the Fund's primary comparative benchmark, the S&P Mid Cap 400® Growth Index, which returned 21.85% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The only sector to produce a meaningfully positive contribution to performance during the period was Real Estate, due to having no exposure when the sector underperformed within the broader U. S. mid cap universe.

  Most other sectors exhibited negative performance effects. Energy and Consumer Staples both weighed negatively on performance due to a mix of negative stock selection and allocation effects.

  Consumer Discretionary detracted from performance due to negative allocation effects resulting from an overweight to an underperforming sector that ended up being the worst performer within the benchmark.

  Financials, Industrials and Information Technology all detracted from performance due to negative stock selection effects, though Information Technology's impact was far greater than any other sector's.

  The Fund's emphasis on high quality companies did not reward performance during the period. Nearly 70% of the Fund was comprised of the top two quintiles by return-on-equity, and both groups produced sharply negative performance effects primarily stemming from poor stock selection. Negative allocation effects resulting from overweighting an underperforming group compounded the headwind within the top quintile.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the MSCI USA Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance January 25, 2024 (inception) through March 31, 2026

Table Summary
	WisdomTree U.S. MidCap Quality Growth Fund $11,086	MSCI USA Index $13,782	Russell 1000® Index $13,749	Russell Midcap® Growth Index $12,439	Russell Midcap® Index $13,119	S&P MidCap 400® Growth Index $12,980	S&P MidCap 400® Index $12,719	WisdomTree U.S. MidCap Quality Growth Index $11,143
01/25/24	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
01/31/24	$9,976	$9,953	$9,956	$9,957	$10,008	$9,989	$9,958	$9,979
02/29/24	$10,769	$10,487	$10,494	$10,706	$10,567	$10,959	$10,549	$10,772
03/31/24	$11,240	$10,821	$10,830	$10,962	$11,026	$11,589	$11,140	$11,248
04/30/24	$10,370	$10,374	$10,369	$10,325	$10,430	$10,894	$10,469	$10,382
05/31/24	$10,676	$10,870	$10,857	$10,435	$10,728	$11,343	$10,929	$10,689
06/30/24	$10,552	$11,258	$11,217	$10,610	$10,657	$11,198	$10,756	$10,567
07/31/24	$11,075	$11,400	$11,380	$10,674	$11,159	$11,671	$11,380	$11,080
08/31/24	$10,970	$11,675	$11,650	$10,939	$11,385	$11,584	$11,372	$10,961
09/30/24	$11,119	$11,926	$11,899	$11,304	$11,638	$11,716	$11,503	$11,105
10/31/24	$10,994	$11,838	$11,816	$11,501	$11,576	$11,560	$11,422	$10,983
11/30/24	$11,924	$12,579	$12,576	$13,034	$12,597	$12,574	$12,428	$11,919
12/31/24	$10,998	$12,259	$12,226	$12,224	$11,710	$11,623	$11,543	$11,000
01/31/25	$11,425	$12,632	$12,615	$13,004	$12,209	$12,060	$11,987	$11,430
02/28/25	$10,717	$12,433	$12,394	$12,263	$11,861	$11,386	$11,466	$10,726
03/31/25	$10,306	$11,705	$11,677	$11,354	$11,312	$10,652	$10,838	$10,315
04/30/25	$10,098	$11,645	$11,607	$11,735	$11,195	$10,634	$10,594	$10,111
05/31/25	$10,521	$12,397	$12,348	$12,860	$11,835	$11,294	$11,166	$10,542
06/30/25	$10,904	$13,035	$12,974	$13,420	$12,277	$11,679	$11,566	$10,930
07/31/25	$11,214	$13,333	$13,262	$13,693	$12,505	$11,932	$11,753	$11,244
08/31/25	$11,552	$13,595	$13,541	$13,830	$12,817	$12,211	$12,152	$11,586
09/30/25	$11,523	$14,094	$14,011	$13,793	$12,931	$12,333	$12,208	$11,559
10/31/25	$11,405	$14,429	$14,313	$13,755	$12,824	$12,368	$12,151	$11,444
11/30/25	$11,666	$14,433	$14,348	$13,463	$12,987	$12,511	$12,399	$11,708
12/31/25	$11,560	$14,434	$14,349	$13,282	$12,951	$12,491	$12,408	$11,607
01/31/26	$11,646	$14,621	$14,546	$13,167	$13,347	$12,988	$12,911	$11,698
02/28/26	$11,929	$14,492	$14,468	$13,271	$13,857	$13,740	$13,443	$11,985
03/31/26	$11,086	$13,782	$13,749	$12,439	$13,119	$12,980	$12,719	$11,143

Average Annual Total Returns (%)

Table Summary
	1 Year	Since Inception 1/25/24
Fund NAV Returns	7.57%	4.83%
MSCI USA Index	17.74%	15.82%
Russell 1000® Index	17.74%	15.70%
Russell Midcap® Growth Index	9.56%	10.51%
Russell Midcap® Index	15.98%	13.24%
S&P MidCap 400® Growth Index	21.85%	12.69%
S&P MidCap 400® Index	17.35%	11.64%
WisdomTree U.S. MidCap Quality Growth Index	8.02%	5.08%

Key Fund Statistics

  Total Net Assets$2,032,081
  # of Portfolio Holdings126
  Portfolio Turnover Rate79%
  Investment Advisory Fees Paid, Net$5,413

Effective August 1, 2025, the Fund's broad-based securities market index and comparative indices changed from the Russell 1000® Index, Russell Midcap® Growth Index and Russell Midcap® Index to the MSCI USA Index, S&P MidCap 400® Growth Index and S&P MidCap 400® Index, respectively, because WisdomTree Asset Management, Inc. believes these are more appropriate indexes for the Fund.

What did the Fund invest in?

The tables below show the investment makeup of the Fund on March 31, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Table Summary
ATI, Inc.	1.8%
Roivant Sciences Ltd.	1.7%
Nextpower, Inc., Class A	1.7%
Permian Resources Corp., Class A	1.4%
Coca-Cola Consolidated, Inc.	1.3%
Deckers Outdoor Corp.	1.3%
Tradeweb Markets, Inc., Class A	1.3%
RenaissanceRe Holdings Ltd.	1.2%
Everest Group Ltd.	1.2%
Lincoln Electric Holdings, Inc.	1.2%

Sector Breakdown (% of Net Assets)

Table Summary
Industrials	25.8%
Consumer Discretionary	18.2%
Health Care	14.7%
Financials	13.4%
Information Technology	10.2%
Consumer Staples	7.1%
Materials	4.0%
Energy	3.5%
Communication Services	3.0%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree U.S. MidCap Quality Growth Fund

Annual Shareholder Report - March 31, 2026

Ticker: QMID

QMID - 032026

WisdomTree U.S. Multifactor Fund

Ticker: USMF

Principal Listing Exchange: Cboe BZX Exchange, Inc.

Annual Shareholder Report - March 31, 2026

This annual shareholder report contains important information about the WisdomTree U.S. Multifactor Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. Multifactor Fund	$28	0.28%

How did the Fund perform last year and what affected its performance?

The Fund returned 0.71% at net asset value (NAV) for the fiscal year ended March 31, 2026, underperforming the Fund's primary comparative benchmark, the S&P 500® Index, which returned 17.80% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  Only two sectors produced positive performance effects during the period. Health Care and Materials both benefited performance due to positive stock selection.

  Information Technology was by far the greatest performance detractor, as negative stock selection accounted for most of the underperformance versus the benchmark. Communication Services and Industrials exhibited similar effects for similar reasons, though to lesser extents.

  Because the Fund aims to be sector-neutral to its benchmark, performance explanations are typically heavily determined by stock selection effects, which map back to its multifactor investment approach. Given that stock selection was overwhelmingly negative across sectors (excluding Health Care and Materials), it's clear that the Fund's emphasis on the value, quality, momentum and low volatility factors were not beneficial for performance during the period.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the S&P 500® Equal Weight Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance June 29, 2017 (inception) through March 31, 2026

Table Summary
	WisdomTree U.S. Multifactor Fund $22,689	S&P 500® Equal Weight Index $24,630	MSCI USA Investable Market Index $30,097	Russell 3000® Index $29,772	S&P 500® Index $31,173	WisdomTree U.S. Multifactor Index $22,972
06/29/17	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
06/30/17	$10,028	$10,029	$10,015	$10,015	$10,016	$10,025
07/31/17	$10,234	$10,190	$10,210	$10,204	$10,222	$10,235
08/31/17	$10,287	$10,095	$10,229	$10,223	$10,253	$10,285
09/30/17	$10,532	$10,390	$10,476	$10,473	$10,465	$10,526
10/31/17	$10,726	$10,505	$10,705	$10,701	$10,709	$10,718
11/30/17	$11,144	$10,907	$11,028	$11,026	$11,037	$11,136
12/31/17	$11,270	$11,036	$11,139	$11,136	$11,160	$11,256
01/31/18	$11,811	$11,529	$11,734	$11,723	$11,799	$11,801
02/28/18	$11,364	$11,028	$11,298	$11,291	$11,364	$11,357
03/31/18	$11,390	$10,925	$11,071	$11,065	$11,075	$11,387
04/30/18	$11,520	$10,969	$11,116	$11,107	$11,118	$11,520
05/31/18	$11,696	$11,125	$11,431	$11,420	$11,385	$11,698
06/30/18	$11,811	$11,231	$11,510	$11,495	$11,456	$11,812
07/31/18	$12,142	$11,591	$11,895	$11,876	$11,882	$12,148
08/31/18	$12,666	$11,823	$12,306	$12,293	$12,269	$12,676
09/30/18	$12,601	$11,839	$12,325	$12,314	$12,339	$12,612
10/31/18	$11,789	$10,987	$11,419	$11,407	$11,495	$11,800
11/30/18	$11,957	$11,290	$11,640	$11,636	$11,730	$11,970
12/31/18	$10,791	$10,193	$10,559	$10,553	$10,671	$10,797
01/31/19	$11,575	$11,198	$11,472	$11,458	$11,526	$11,584
02/28/19	$11,971	$11,610	$11,878	$11,861	$11,896	$11,983
03/31/19	$11,988	$11,713	$12,055	$12,035	$12,127	$12,004
04/30/19	$12,360	$12,135	$12,530	$12,515	$12,618	$12,379
05/31/19	$11,831	$11,298	$11,721	$11,705	$11,816	$11,847
06/30/19	$12,480	$12,149	$12,541	$12,527	$12,649	$12,505
07/31/19	$12,650	$12,254	$12,732	$12,714	$12,831	$12,681
08/31/19	$12,484	$11,873	$12,475	$12,454	$12,627	$12,517
09/30/19	$12,657	$12,242	$12,696	$12,673	$12,864	$12,692
10/31/19	$12,823	$12,398	$12,967	$12,946	$13,142	$12,860
11/30/19	$13,203	$12,818	$13,458	$13,438	$13,619	$13,246
12/31/19	$13,381	$13,174	$13,848	$13,826	$14,030	$13,427
01/31/20	$13,414	$12,934	$13,831	$13,811	$14,025	$13,465
02/29/20	$12,276	$11,772	$12,695	$12,680	$12,870	$12,323
03/31/20	$10,374	$9,657	$10,948	$10,936	$11,281	$10,396
04/30/20	$11,776	$11,052	$12,406	$12,385	$12,727	$11,792
05/31/20	$12,375	$11,572	$13,075	$13,047	$13,333	$12,397
06/30/20	$12,633	$11,755	$13,386	$13,345	$13,598	$12,658
07/31/20	$13,272	$12,324	$14,154	$14,103	$14,365	$13,297
08/31/20	$13,738	$12,874	$15,174	$15,125	$15,398	$13,768
09/30/20	$13,273	$12,548	$14,621	$14,574	$14,812	$13,303
10/31/20	$13,048	$12,472	$14,314	$14,260	$14,419	$13,082
11/30/20	$14,309	$14,255	$16,044	$15,994	$15,997	$14,352
12/31/20	$14,974	$14,864	$16,770	$16,714	$16,612	$15,020
01/31/21	$15,110	$14,744	$16,701	$16,640	$16,444	$15,163
02/28/21	$15,493	$15,640	$17,211	$17,160	$16,898	$15,549
03/31/21	$16,164	$16,572	$17,825	$17,775	$17,638	$16,225
04/30/21	$16,583	$17,357	$18,759	$18,691	$18,579	$16,650
05/31/21	$16,810	$17,690	$18,838	$18,776	$18,709	$16,881
06/30/21	$16,840	$17,715	$19,333	$19,239	$19,145	$16,911
07/31/21	$17,106	$17,944	$19,690	$19,565	$19,600	$17,183
08/31/21	$17,474	$18,372	$20,256	$20,123	$20,196	$17,559
09/30/21	$16,731	$17,676	$19,341	$19,220	$19,257	$16,820
10/31/21	$17,437	$18,617	$20,642	$20,519	$20,606	$17,532
11/30/21	$16,963	$18,144	$20,359	$20,207	$20,463	$17,061
12/31/21	$18,130	$19,268	$21,151	$21,003	$21,380	$18,242
01/31/22	$17,382	$18,431	$19,900	$19,767	$20,274	$17,496
02/28/22	$17,331	$18,273	$19,398	$19,269	$19,667	$17,445
03/31/22	$17,730	$18,745	$20,034	$19,894	$20,397	$17,853
04/30/22	$16,832	$17,544	$18,232	$18,109	$18,619	$16,948
05/31/22	$17,205	$17,719	$18,200	$18,085	$18,653	$17,336
06/30/22	$15,814	$16,054	$16,678	$16,572	$17,113	$15,932
07/31/22	$16,698	$17,450	$18,257	$18,126	$18,691	$16,829
08/31/22	$16,224	$16,838	$17,568	$17,450	$17,929	$16,353
09/30/22	$14,943	$15,284	$15,935	$15,832	$16,277	$15,063
10/31/22	$16,562	$16,781	$17,240	$17,130	$17,595	$16,698
11/30/22	$17,363	$17,905	$18,154	$18,024	$18,579	$17,508
12/31/22	$16,543	$17,063	$17,085	$16,969	$17,508	$16,688
01/31/23	$17,273	$18,324	$18,277	$18,138	$18,608	$17,426
02/28/23	$16,705	$17,719	$17,853	$17,714	$18,154	$16,857
03/31/23	$16,546	$17,563	$18,341	$18,187	$18,821	$16,697
04/30/23	$16,537	$17,622	$18,526	$18,381	$19,115	$16,693
05/31/23	$16,074	$16,955	$18,604	$18,453	$19,198	$16,228
06/30/23	$17,152	$18,263	$19,879	$19,713	$20,466	$17,322
07/31/23	$17,573	$18,894	$20,596	$20,419	$21,124	$17,751
08/31/23	$17,436	$18,298	$20,202	$20,025	$20,787	$17,618
09/30/23	$17,077	$17,369	$19,235	$19,071	$19,796	$17,263
10/31/23	$16,708	$16,660	$18,722	$18,566	$19,380	$16,894
11/30/23	$18,028	$18,183	$20,482	$20,297	$21,150	$18,144
12/31/23	$18,772	$19,430	$21,569	$21,373	$22,111	$18,901
01/31/24	$19,308	$19,270	$21,802	$21,610	$22,482	$19,443
02/29/24	$20,021	$20,072	$22,972	$22,780	$23,683	$20,170
03/31/24	$20,821	$20,967	$23,717	$23,515	$24,445	$20,983
04/30/24	$19,756	$19,947	$22,684	$22,480	$23,446	$19,910
05/31/24	$20,481	$20,509	$23,767	$23,542	$24,609	$20,650
06/30/24	$20,407	$20,416	$24,512	$24,271	$25,492	$20,578
07/31/24	$21,224	$21,332	$24,956	$24,722	$25,802	$21,411
08/31/24	$21,929	$21,864	$25,495	$25,260	$26,428	$22,127
09/30/24	$22,024	$22,375	$26,026	$25,783	$26,992	$22,226
10/31/24	$21,992	$22,012	$25,834	$25,594	$26,748	$22,201
11/30/24	$23,722	$23,425	$27,542	$27,296	$28,318	$23,955
12/31/24	$22,461	$21,957	$26,707	$26,462	$27,643	$22,687
01/31/25	$23,306	$22,727	$27,534	$27,297	$28,413	$23,542
02/28/25	$23,139	$22,588	$27,018	$26,774	$28,042	$23,372
03/31/25	$22,528	$21,824	$25,425	$25,212	$26,462	$22,758
04/30/25	$22,138	$21,325	$25,252	$25,043	$26,282	$22,369
05/31/25	$22,959	$22,252	$26,868	$26,631	$27,937	$23,204
06/30/25	$23,314	$23,016	$28,244	$27,984	$29,357	$23,567
07/31/25	$23,000	$23,240	$28,884	$28,600	$30,016	$23,254
08/31/25	$23,601	$23,866	$29,538	$29,262	$30,625	$23,854
09/30/25	$23,852	$24,131	$30,574	$30,272	$31,743	$24,114
10/31/25	$23,208	$23,902	$31,255	$30,920	$32,486	$23,469
11/30/25	$23,564	$24,357	$31,311	$31,005	$32,565	$23,830
12/31/25	$23,463	$24,466	$31,314	$30,999	$32,585	$23,736
01/31/26	$23,523	$25,296	$31,834	$31,480	$33,058	$23,803
02/28/26	$23,679	$26,194	$31,659	$31,330	$32,807	$23,965
03/31/26	$22,689	$24,630	$30,097	$29,772	$31,173	$22,972

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	Since Inception 6/29/17
Fund NAV Returns	0.71%	7.02%	9.81%
S&P 500® Equal Weight Index	12.85%	8.25%	10.84%
MSCI USA Investable Market Index	18.38%	11.05%	13.41%
Russell 3000® Index	18.09%	10.87%	13.26%
S&P 500® Index	17.80%	12.06%	13.86%
WisdomTree U.S. Multifactor Index	0.94%	7.20%	9.96%

Key Fund Statistics

  Total Net Assets$347,882,195
  # of Portfolio Holdings201
  Portfolio Turnover Rate113%
  Investment Advisory Fees Paid, Net$1,073,435

Effective August 1, 2025, the Fund's comparative index changed from the Russell 3000® Index to the MSCI USA Investable Market Index because WisdomTree Asset Management, Inc. believes this is a more appropriate index for the Fund.

What did the Fund invest in?

The tables below show the investment makeup of the Fund on March 31, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Table Summary
VeriSign, Inc.	1.7%
Motorola Solutions, Inc.	1.6%
Teledyne Technologies, Inc.	1.4%
Cisco Systems, Inc.	1.4%
F5, Inc.	1.2%
Zoom Communications, Inc., Class A	1.2%
Cirrus Logic, Inc.	1.2%
AT&T, Inc.	1.2%
Adobe, Inc.	1.2%
Autodesk, Inc.	1.1%

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	32.1%
Financials	12.2%
Communication Services	10.6%
Consumer Discretionary	9.9%
Health Care	9.8%
Industrials	9.1%
Consumer Staples	5.4%
Energy	4.1%
Utilities	2.5%
Materials	2.2%
Other Sectors	2.0%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree U.S. Multifactor Fund

Annual Shareholder Report - March 31, 2026

Ticker: USMF

USMF - 032026

WisdomTree U.S. Quality Dividend Growth Fund

Ticker: DGRW

Principal Listing Exchange: The Nasdaq Stock Market LLC

Annual Shareholder Report - March 31, 2026

This annual shareholder report contains important information about the WisdomTree U.S. Quality Dividend Growth Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. Quality Dividend Growth Fund	$30	0.28%

How did the Fund perform last year and what affected its performance?

The Fund returned 11.66% at net asset value (NAV) for the fiscal year ended March 31, 2026, underperforming the Fund's primary comparative benchmark, the MSCI USA Investable Market Index, which returned 18.38% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from its exposure to Energy, driven by strong allocation effects resulting from an overweight to the sector.

  Financials also contributed positively to performance, primarily due to a mix of positive allocation and stock selection effects.

  Consumer Staples detracted due to negative allocation effects resulting from overweighting the sector when it underperformed while Industrials weighed negatively on performance due to poor stock selection effects. Information Technology exposure was the biggest detractor due to negative impacts from both allocation and stock selection effects.

  High-quality companies, measured by return-on-equity ("ROE"), largely underperformed low quality companies for most of the period. The Fund's exposure to the top three quality quintiles by ROE detracted from performance primarily due to negative stock selection effects.

  The bottom two quintiles, representing the lowest-quality companies by ROE, produced positive performance impacts due to positive stock selection, but the combined impact was insufficient to offset the headwinds from other higher-quality quintile exposures.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the S&P 500® Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance for the ten years ended March 31, 2026

Table Summary
	WisdomTree U.S. Quality Dividend Growth Fund $34,324	S&P 500® Index $37,594	MSCI USA Investable Market Index $36,575	Russell 3000® Index $36,157	WisdomTree U.S. Quality Dividend Growth Index $35,390
03/31/16	$10,000	$10,000	$10,000	$10,000	$10,000
04/30/16	$9,958	$10,039	$10,066	$10,062	$9,959
05/31/16	$10,071	$10,219	$10,253	$10,242	$10,076
06/30/16	$10,151	$10,246	$10,277	$10,263	$10,158
07/31/16	$10,541	$10,623	$10,686	$10,670	$10,546
08/31/16	$10,474	$10,638	$10,713	$10,698	$10,481
09/30/16	$10,450	$10,640	$10,732	$10,714	$10,461
10/31/16	$10,238	$10,446	$10,496	$10,483	$10,249
11/30/16	$10,682	$10,833	$10,952	$10,952	$10,703
12/31/16	$10,820	$11,047	$11,161	$11,165	$10,841
01/31/17	$11,028	$11,257	$11,382	$11,376	$11,053
02/28/17	$11,535	$11,704	$11,805	$11,799	$11,567
03/31/17	$11,599	$11,717	$11,819	$11,807	$11,633
04/30/17	$11,781	$11,838	$11,944	$11,932	$11,820
05/31/17	$11,977	$12,004	$12,065	$12,054	$12,022
06/30/17	$12,074	$12,079	$12,171	$12,163	$12,119
07/31/17	$12,189	$12,327	$12,407	$12,392	$12,240
08/31/17	$12,298	$12,365	$12,431	$12,416	$12,353
09/30/17	$12,605	$12,620	$12,731	$12,719	$12,664
10/31/17	$12,940	$12,915	$13,009	$12,996	$13,006
11/30/17	$13,535	$13,311	$13,402	$13,391	$13,610
12/31/17	$13,735	$13,459	$13,536	$13,525	$13,815
01/31/18	$14,467	$14,229	$14,260	$14,238	$14,555
02/28/18	$13,866	$13,705	$13,730	$13,713	$13,953
03/31/18	$13,449	$13,357	$13,454	$13,438	$13,538
04/30/18	$13,379	$13,408	$13,509	$13,489	$13,469
05/31/18	$13,753	$13,731	$13,891	$13,869	$13,845
06/30/18	$13,731	$13,815	$13,988	$13,960	$13,829
07/31/18	$14,353	$14,329	$14,456	$14,423	$14,458
08/31/18	$14,757	$14,796	$14,955	$14,930	$14,870
09/30/18	$14,940	$14,881	$14,978	$14,955	$15,056
10/31/18	$13,994	$13,864	$13,877	$13,853	$14,106
11/30/18	$14,331	$14,146	$14,146	$14,131	$14,446
12/31/18	$13,017	$12,869	$12,832	$12,816	$13,120
01/31/19	$13,838	$13,900	$13,941	$13,916	$13,968
02/28/19	$14,436	$14,346	$14,434	$14,405	$14,573
03/31/19	$14,694	$14,625	$14,650	$14,616	$14,831
04/30/19	$15,148	$15,217	$15,227	$15,199	$15,296
05/31/19	$14,037	$14,250	$14,244	$14,216	$14,161
06/30/19	$15,011	$15,255	$15,241	$15,214	$15,152
07/31/19	$15,331	$15,474	$15,473	$15,440	$15,480
08/31/19	$15,153	$15,229	$15,160	$15,125	$15,297
09/30/19	$15,595	$15,514	$15,429	$15,391	$15,759
10/31/19	$15,903	$15,850	$15,758	$15,722	$16,075
11/30/19	$16,495	$16,425	$16,355	$16,320	$16,705
12/31/19	$16,863	$16,921	$16,829	$16,791	$17,071
01/31/20	$16,612	$16,914	$16,808	$16,773	$16,817
02/29/20	$15,199	$15,522	$15,428	$15,400	$15,385
03/31/20	$13,589	$13,605	$13,304	$13,282	$13,750
04/30/20	$15,106	$15,349	$15,076	$15,041	$15,287
05/31/20	$15,716	$16,080	$15,889	$15,845	$15,909
06/30/20	$16,018	$16,399	$16,267	$16,207	$16,219
07/31/20	$16,756	$17,324	$17,200	$17,128	$16,974
08/31/20	$17,873	$18,569	$18,440	$18,369	$18,113
09/30/20	$17,517	$17,864	$17,768	$17,700	$17,756
10/31/20	$16,903	$17,389	$17,395	$17,318	$17,137
11/30/20	$18,644	$19,292	$19,498	$19,425	$18,912
12/31/20	$19,195	$20,034	$20,380	$20,298	$19,474
01/31/21	$18,894	$19,832	$20,296	$20,208	$19,176
02/28/21	$19,102	$20,378	$20,916	$20,840	$19,392
03/31/21	$20,417	$21,271	$21,662	$21,587	$20,735
04/30/21	$20,920	$22,406	$22,797	$22,699	$21,253
05/31/21	$21,267	$22,563	$22,892	$22,803	$21,613
06/30/21	$21,424	$23,089	$23,495	$23,365	$21,773
07/31/21	$22,029	$23,638	$23,928	$23,761	$22,394
08/31/21	$22,441	$24,357	$24,616	$24,438	$22,816
09/30/21	$21,230	$23,224	$23,504	$23,342	$21,589
10/31/21	$22,498	$24,851	$25,085	$24,920	$22,891
11/30/21	$22,348	$24,679	$24,741	$24,541	$22,742
12/31/21	$23,886	$25,785	$25,704	$25,507	$24,316
01/31/22	$23,141	$24,450	$24,184	$24,006	$23,554
02/28/22	$22,562	$23,718	$23,574	$23,402	$22,970
03/31/22	$23,145	$24,599	$24,346	$24,161	$23,572
04/30/22	$22,316	$22,454	$22,157	$21,993	$22,731
05/31/22	$22,411	$22,495	$22,117	$21,963	$22,831
06/30/22	$20,982	$20,638	$20,267	$20,126	$21,377
07/31/22	$22,289	$22,541	$22,186	$22,014	$22,719
08/31/22	$21,565	$21,622	$21,350	$21,192	$21,983
09/30/22	$19,839	$19,631	$19,366	$19,227	$20,223
10/31/22	$22,056	$21,220	$20,951	$20,804	$22,493
11/30/22	$23,368	$22,406	$22,062	$21,890	$23,839
12/31/22	$22,367	$21,115	$20,763	$20,608	$22,822
01/31/23	$23,136	$22,442	$22,211	$22,027	$23,616
02/28/23	$22,643	$21,894	$21,696	$21,513	$23,113
03/31/23	$23,213	$22,698	$22,289	$22,088	$23,704
04/30/23	$23,641	$23,052	$22,513	$22,323	$24,149
05/31/23	$23,345	$23,152	$22,609	$22,410	$23,851
06/30/23	$24,937	$24,682	$24,158	$23,940	$25,483
07/31/23	$25,568	$25,475	$25,029	$24,798	$26,138
08/31/23	$25,129	$25,069	$24,550	$24,320	$25,694
09/30/23	$23,848	$23,874	$23,375	$23,161	$24,387
10/31/23	$23,514	$23,372	$22,751	$22,547	$24,049
11/30/23	$25,372	$25,507	$24,890	$24,650	$25,958
12/31/23	$26,542	$26,665	$26,212	$25,957	$27,172
01/31/24	$26,895	$27,114	$26,495	$26,245	$27,541
02/29/24	$27,998	$28,561	$27,917	$27,666	$28,680
03/31/24	$28,895	$29,480	$28,822	$28,558	$29,606
04/30/24	$27,699	$28,276	$27,567	$27,301	$28,385
05/31/24	$28,806	$29,678	$28,882	$28,591	$29,532
06/30/24	$29,703	$30,743	$29,788	$29,476	$30,457
07/31/24	$30,376	$31,117	$30,328	$30,024	$31,165
08/31/24	$31,278	$31,872	$30,983	$30,678	$32,096
09/30/24	$31,784	$32,553	$31,628	$31,313	$32,625
10/31/24	$31,369	$32,258	$31,394	$31,083	$32,207
11/30/24	$32,631	$34,151	$33,471	$33,150	$33,516
12/31/24	$31,047	$33,337	$32,455	$32,137	$31,895
01/31/25	$31,984	$34,265	$33,461	$33,152	$32,869
02/28/25	$32,015	$33,818	$32,833	$32,516	$32,906
03/31/25	$30,741	$31,913	$30,897	$30,620	$31,600
04/30/25	$29,955	$31,696	$30,688	$30,414	$30,805
05/31/25	$31,210	$33,692	$32,651	$32,342	$32,100
06/30/25	$32,382	$35,405	$34,324	$33,985	$33,320
07/31/25	$32,947	$36,199	$35,101	$34,733	$33,908
08/31/25	$33,846	$36,933	$35,896	$35,537	$34,844
09/30/25	$34,523	$38,281	$37,154	$36,764	$35,548
10/31/25	$34,590	$39,178	$37,982	$37,552	$35,624
11/30/25	$34,968	$39,274	$38,050	$37,655	$36,019
12/31/25	$34,847	$39,298	$38,055	$37,647	$35,907
01/31/26	$35,675	$39,868	$38,686	$38,231	$36,770
02/28/26	$36,281	$39,565	$38,473	$38,049	$37,402
03/31/26	$34,324	$37,594	$36,575	$36,157	$35,390

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Fund NAV Returns	11.66%	10.95%	13.13%
S&P 500® Index	17.80%	12.06%	14.16%
MSCI USA Investable Market Index	18.38%	11.05%	13.85%
Russell 3000® Index	18.09%	10.87%	13.72%
WisdomTree U.S. Quality Dividend Growth Index	11.99%	11.28%	13.47%

Key Fund Statistics

  Total Net Assets$15,374,467,215
  # of Portfolio Holdings199
  Portfolio Turnover Rate41%
  Investment Advisory Fees Paid, Net$44,180,876

Effective August 1, 2025, the Fund's comparative index changed from the Russell 3000® Index to the MSCI USA Investable Market Index because WisdomTree Asset Management, Inc. believes this is a more appropriate index for the Fund.

What did the Fund invest in?

The tables below show the investment makeup of the Fund on March 31, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Table Summary
NVIDIA Corp.	7.5%
Apple, Inc.	5.5%
Microsoft Corp.	4.8%
Exxon Mobil Corp.	3.5%
Meta Platforms, Inc., Class A	3.3%
Coca-Cola Co.	2.9%
Home Depot, Inc.	2.8%
Oracle Corp.	2.5%
Alphabet, Inc., Class A	2.5%
Alphabet, Inc., Class C	2.4%

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	28.5%
Health Care	13.8%
Communication Services	12.9%
Industrials	10.3%
Financials	9.1%
Consumer Discretionary	8.3%
Consumer Staples	7.2%
Energy	6.1%
Materials	3.5%
Utilities	0.3%
Other Assets and Liabilities, Net	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.1%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree U.S. Quality Dividend Growth Fund

Annual Shareholder Report - March 31, 2026

Ticker: DGRW

DGRW - 032026

WisdomTree U.S. Quality Growth Fund

Ticker: QGRW

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - March 31, 2026

This annual shareholder report contains important information about the WisdomTree U.S. Quality Growth Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. Quality Growth Fund	$31	0.28%

How did the Fund perform last year and what affected its performance?

The Fund returned 21.65% at net asset value (NAV) for the fiscal year ended March 31, 2026, underperforming the Fund's primary comparative benchmark, the S&P 500® Growth Index, which returned 22.67% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from its exposure to Financials due to positive allocation effects stemming from underweighting an underperforming sector.

  Consumer Staples also produced a positive impact due to an almost equal mix of positive allocation and stock selection effects.

  Consumer Discretionary was the largest detractor primarily due to negative stock selection effects. Poor stock selection within Communication Services produced a similar effect.

  The Fund's focus on high quality companies was a headwind during the period, as the highest quality companies (proxied by the top quintile by return-on-equity) produced a negative performance effect due to poor stock selection.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the S&P 500® Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance December 15, 2022 (inception) through March 31, 2026

Table Summary
	WisdomTree U.S. Quality Growth Fund $21,341	S&P 500® Index $17,122	Russell 1000® Growth Index $19,191	S&P 500® Growth Index $18,770	WisdomTree U.S. Quality Growth Index $21,543
12/15/22	$10,000	$10,000	$10,000	$10,000	$10,000
12/31/22	$9,347	$9,617	$9,429	$9,448	$9,350
01/31/23	$10,406	$10,221	$10,215	$9,980	$10,409
02/28/23	$10,378	$9,972	$10,093	$9,786	$10,380
03/31/23	$11,306	$10,338	$10,783	$10,359	$11,314
04/30/23	$11,474	$10,499	$10,890	$10,506	$11,480
05/31/23	$12,270	$10,545	$11,386	$10,769	$12,283
06/30/23	$13,150	$11,241	$12,165	$11,456	$13,167
07/31/23	$13,620	$11,603	$12,575	$11,805	$13,642
08/31/23	$13,393	$11,418	$12,462	$11,731	$13,416
09/30/23	$12,644	$10,873	$11,784	$11,160	$12,669
10/31/23	$12,413	$10,645	$11,616	$10,890	$12,441
11/30/23	$13,903	$11,617	$12,882	$11,846	$13,935
12/31/23	$14,576	$12,145	$13,453	$12,286	$14,612
01/31/24	$14,963	$12,349	$13,788	$12,641	$15,002
02/29/24	$16,111	$13,008	$14,729	$13,564	$16,160
03/31/24	$16,386	$13,427	$14,988	$13,853	$16,437
04/30/24	$15,632	$12,878	$14,353	$13,312	$15,685
05/31/24	$16,673	$13,517	$15,212	$14,190	$16,736
06/30/24	$17,865	$14,002	$16,238	$15,181	$17,937
07/31/24	$17,466	$14,172	$15,961	$14,983	$17,542
08/31/24	$17,753	$14,516	$16,294	$15,311	$17,833
09/30/24	$18,204	$14,826	$16,756	$15,746	$18,293
10/31/24	$18,188	$14,692	$16,700	$15,647	$18,278
11/30/24	$19,476	$15,554	$17,783	$16,576	$19,573
12/31/24	$19,650	$15,183	$17,940	$16,718	$19,753
01/31/25	$20,026	$15,606	$18,295	$17,167	$20,133
02/28/25	$19,239	$15,402	$17,638	$16,667	$19,345
03/31/25	$17,542	$14,535	$16,152	$15,302	$17,641
04/30/25	$17,985	$14,436	$16,438	$15,643	$18,094
05/31/25	$19,638	$15,345	$17,893	$17,115	$19,765
06/30/25	$20,976	$16,125	$19,033	$18,199	$21,115
07/31/25	$21,662	$16,487	$19,752	$18,823	$21,812
08/31/25	$21,826	$16,821	$19,973	$18,978	$21,981
09/30/25	$22,896	$17,435	$21,034	$19,984	$23,067
10/31/25	$23,958	$17,843	$21,798	$20,653	$24,150
11/30/25	$23,623	$17,887	$21,403	$20,461	$23,816
12/31/25	$23,435	$17,898	$21,270	$20,425	$23,637
01/31/26	$23,575	$18,158	$20,949	$20,537	$23,783
02/28/26	$22,628	$18,020	$20,245	$19,830	$22,833
03/31/26	$21,341	$17,122	$19,191	$18,770	$21,543

Average Annual Total Returns (%)

Table Summary
	1 Year	Since Inception 12/15/22
Fund NAV Returns	21.65%	25.88%
S&P 500® Index	17.80%	17.72%
Russell 1000® Growth Index	18.81%	21.87%
S&P 500® Growth Index	22.67%	21.05%
WisdomTree U.S. Quality Growth Index	22.12%	26.22%

Key Fund Statistics

  Total Net Assets$2,090,974,196
  # of Portfolio Holdings101
  Portfolio Turnover Rate40%
  Investment Advisory Fees Paid, Net$4,883,945

Effective August 1, 2025, the Fund's comparative index changed from the Russell 1000® Growth Index to the S&P 500® Growth Index because WisdomTree Asset Management, Inc. believes this is a more appropriate index for the Fund.

What did the Fund invest in?

The tables below show the investment makeup of the Fund on March 31, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Table Summary
NVIDIA Corp.	14.6%
Alphabet, Inc., Class A	8.8%
Meta Platforms, Inc., Class A	6.9%
Apple, Inc.	6.9%
Microsoft Corp.	6.6%
Amazon.com, Inc.	4.5%
Broadcom, Inc.	3.5%
Eli Lilly & Co.	2.9%
Tesla, Inc.	2.7%
Micron Technology, Inc.	2.2%

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	49.3%
Communication Services	17.4%
Consumer Discretionary	12.6%
Industrials	8.9%
Health Care	5.1%
Financials	5.0%
Energy	0.7%
Consumer Staples	0.5%
Utilities	0.4%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree U.S. Quality Growth Fund

Annual Shareholder Report - March 31, 2026

Ticker: QGRW

QGRW - 032026

WisdomTree U.S. SmallCap Dividend Fund

Ticker: DES

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - March 31, 2026

This annual shareholder report contains important information about the WisdomTree U.S. SmallCap Dividend Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. SmallCap Dividend Fund	$41	0.38%

How did the Fund perform last year and what affected its performance?

The Fund returned 15.60% at net asset value (NAV) for the fiscal year ended March 31, 2026, underperforming the Fund's primary comparative benchmark, the S&P SmallCap 600® Value Index, which returned 23.56% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from Health Care exposures due to strong allocation effects. The Fund was underweight Health Care during the period while it was the worst-performing sector in the U. S. small cap universe.

  Real Estate was also a positive contributor due to positive stock selection, which outweighed negative allocation effects resulting from overweighting the sector when it was one of only three sectors to produce negative total returns during the period.

  Utilities weighed negatively on performance due to negative allocation effects, resulting from overweighting an underperforming sector.

  Financials and Industrials were also performance headwinds, both driven by negative stock selection.

  Information Technology was an outsized performance detractor due to an approximately equal combination of negative allocation and stock selection effects.

  The Fund's emphasis on dividend-paying U. S. small caps detracted from performance during the period. From a dividend perspective, virtually all of the underperformance can be explained by not having exposure to non-dividend payers. Non-payers were the best-performing group within the benchmark during the period, and the Fund had zero exposure to them by virtue of its investment strategy.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the MSCI USA Investable Market Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance for the ten years ended March 31, 2026

Table Summary
	WisdomTree U.S. SmallCap Dividend Fund $20,965	MSCI USA Investable Market Index $36,511	Russell 2000® Index $25,659	Russell 2000® Value Index $25,032	Russell 3000® Index $36,157	S&P SmallCap 600® Index $25,713	S&P SmallCap 600® Value Index $24,883	WisdomTree U.S. SmallCap Dividend Index $21,760
03/31/16	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
04/30/16	$10,228	$10,066	$10,157	$10,212	$10,062	$10,117	$10,208	$10,227
05/31/16	$10,215	$10,253	$10,386	$10,399	$10,242	$10,285	$10,259	$10,214
06/30/16	$10,509	$10,277	$10,379	$10,431	$10,263	$10,348	$10,340	$10,512
07/31/16	$11,030	$10,686	$10,999	$10,993	$10,670	$10,874	$10,874	$11,034
08/31/16	$11,048	$10,713	$11,193	$11,267	$10,698	$11,022	$10,996	$11,057
09/30/16	$11,151	$10,732	$11,318	$11,355	$10,714	$11,093	$11,088	$11,163
10/31/16	$10,710	$10,496	$10,780	$10,982	$10,483	$10,596	$10,675	$10,723
11/30/16	$11,901	$10,952	$11,982	$12,440	$10,952	$11,926	$12,098	$11,923
12/31/16	$12,334	$11,161	$12,318	$12,954	$11,165	$12,328	$12,485	$12,362
01/31/17	$12,177	$11,382	$12,366	$12,861	$11,376	$12,279	$12,348	$12,206
02/28/17	$12,226	$11,805	$12,605	$13,047	$11,799	$12,474	$12,526	$12,256
03/31/17	$12,122	$11,819	$12,622	$12,937	$11,807	$12,459	$12,432	$12,157
04/30/17	$12,301	$11,944	$12,760	$12,988	$11,932	$12,571	$12,504	$12,341
05/31/17	$11,897	$12,065	$12,500	$12,583	$12,054	$12,304	$12,222	$11,936
06/30/17	$12,183	$12,171	$12,933	$13,023	$12,163	$12,672	$12,592	$12,227
07/31/17	$12,325	$12,407	$13,029	$13,106	$12,392	$12,795	$12,678	$12,374
08/31/17	$12,028	$12,431	$12,863	$12,784	$12,416	$12,467	$12,331	$12,076
09/30/17	$12,821	$12,731	$13,666	$13,689	$12,719	$13,428	$13,383	$12,879
10/31/17	$12,913	$13,009	$13,782	$13,707	$12,996	$13,555	$13,467	$12,974
11/30/17	$13,448	$13,402	$14,179	$14,103	$13,391	$14,032	$13,971	$13,514
12/31/17	$13,403	$13,536	$14,122	$13,969	$13,525	$13,959	$13,922	$13,478
01/31/18	$13,379	$14,260	$14,491	$14,141	$14,238	$14,313	$14,123	$13,455
02/28/18	$12,589	$13,730	$13,930	$13,434	$13,713	$13,758	$13,536	$12,659
03/31/18	$12,731	$13,454	$14,110	$13,600	$13,438	$14,038	$13,738	$12,805
04/30/18	$12,970	$13,509	$14,232	$13,836	$13,489	$14,183	$13,965	$13,054
05/31/18	$13,537	$13,891	$15,096	$14,641	$13,869	$15,099	$14,785	$13,631
06/30/18	$13,830	$13,988	$15,204	$14,729	$13,960	$15,270	$14,917	$13,929
07/31/18	$14,040	$14,456	$15,469	$14,989	$14,423	$15,752	$15,305	$14,143
08/31/18	$14,307	$14,955	$16,136	$15,346	$14,930	$16,514	$15,787	$14,417
09/30/18	$14,002	$14,978	$15,748	$14,966	$14,955	$15,990	$15,306	$14,109
10/31/18	$12,954	$13,877	$14,038	$13,626	$13,853	$14,314	$13,789	$13,055
11/30/18	$13,184	$14,146	$14,261	$13,845	$14,131	$14,529	$13,872	$13,291
12/31/18	$11,696	$12,832	$12,567	$12,172	$12,816	$12,775	$12,162	$11,787
01/31/19	$12,988	$13,941	$13,980	$13,503	$13,916	$14,134	$13,658	$13,101
02/28/19	$13,520	$14,434	$14,707	$14,028	$14,405	$14,750	$14,233	$13,647
03/31/19	$13,145	$14,650	$14,399	$13,624	$14,616	$14,258	$13,677	$13,264
04/30/19	$13,482	$15,227	$14,889	$14,139	$15,199	$14,811	$14,267	$13,606
05/31/19	$12,275	$14,244	$13,731	$12,984	$14,216	$13,518	$12,848	$12,382
06/30/19	$13,055	$15,241	$14,701	$13,811	$15,214	$14,524	$13,848	$13,177
07/31/19	$13,150	$15,473	$14,786	$13,833	$15,440	$14,690	$14,008	$13,275
08/31/19	$12,547	$15,160	$14,056	$13,061	$15,125	$14,027	$13,289	$12,670
09/30/19	$13,293	$15,429	$14,348	$13,732	$15,391	$14,495	$14,049	$13,434
10/31/19	$13,492	$15,758	$14,726	$14,064	$15,722	$14,778	$14,317	$13,633
11/30/19	$13,772	$16,355	$15,332	$14,394	$16,320	$15,231	$14,705	$13,926
12/31/19	$14,070	$16,829	$15,774	$14,898	$16,791	$15,686	$15,146	$14,242
01/31/20	$13,145	$16,808	$15,268	$14,094	$16,773	$15,063	$14,173	$13,308
02/29/20	$11,817	$15,428	$13,983	$12,725	$15,400	$13,616	$12,723	$11,963
03/31/20	$8,910	$13,304	$10,945	$9,585	$13,282	$10,567	$9,486	$9,020
04/30/20	$10,075	$15,076	$12,448	$10,767	$15,041	$11,908	$10,780	$10,207
05/31/20	$10,174	$15,889	$13,258	$11,076	$15,845	$12,421	$11,037	$10,312
06/30/20	$10,510	$16,267	$13,727	$11,397	$16,207	$12,885	$11,441	$10,658
07/31/20	$10,721	$17,200	$14,107	$11,632	$17,128	$13,415	$11,723	$10,877
08/31/20	$11,161	$18,440	$14,902	$12,259	$18,369	$13,950	$12,331	$11,334
09/30/20	$10,545	$17,768	$14,404	$11,688	$17,700	$13,294	$11,680	$10,709
10/31/20	$10,844	$17,395	$14,706	$12,107	$17,318	$13,637	$12,105	$11,016
11/30/20	$12,488	$19,498	$17,416	$14,444	$19,425	$16,115	$14,427	$12,696
12/31/20	$13,450	$20,380	$18,923	$15,588	$20,298	$17,456	$15,530	$13,672
01/31/21	$13,733	$20,296	$19,875	$16,408	$20,208	$18,554	$16,506	$13,963
02/28/21	$14,908	$20,916	$21,114	$17,950	$20,840	$19,974	$18,291	$15,164
03/31/21	$15,749	$21,662	$21,326	$18,888	$21,587	$20,640	$19,283	$16,023
04/30/21	$16,155	$22,797	$21,774	$19,270	$22,699	$21,060	$19,672	$16,440
05/31/21	$16,649	$22,892	$21,819	$19,869	$22,803	$21,498	$20,422	$16,951
06/30/21	$16,247	$23,495	$22,241	$19,749	$23,365	$21,570	$20,281	$16,549
07/31/21	$16,034	$23,928	$21,438	$19,042	$23,761	$21,055	$19,398	$16,333
08/31/21	$16,330	$24,616	$21,918	$19,552	$24,438	$21,479	$19,770	$16,640
09/30/21	$15,803	$23,504	$21,272	$19,160	$23,342	$20,957	$19,465	$16,105
10/31/21	$16,367	$25,085	$22,177	$19,891	$24,920	$21,675	$20,016	$16,682
11/30/21	$16,078	$24,741	$21,252	$19,211	$24,541	$21,179	$19,514	$16,389
12/31/21	$17,042	$25,704	$21,727	$19,995	$25,507	$22,138	$20,336	$17,378
01/31/22	$16,404	$24,184	$19,635	$18,829	$24,006	$20,530	$19,457	$16,735
02/28/22	$16,467	$23,574	$19,845	$19,141	$23,402	$20,817	$19,913	$16,811
03/31/22	$16,565	$24,346	$20,092	$19,515	$24,161	$20,893	$20,003	$16,917
04/30/22	$15,470	$22,157	$18,101	$18,001	$21,993	$19,262	$18,749	$15,806
05/31/22	$15,986	$22,117	$18,128	$18,346	$21,963	$19,621	$19,180	$16,334
06/30/22	$14,775	$20,267	$16,637	$16,534	$20,126	$17,944	$17,455	$15,092
07/31/22	$15,924	$22,186	$18,374	$18,134	$22,014	$19,741	$18,959	$16,270
08/31/22	$15,142	$21,350	$17,998	$17,561	$21,192	$18,875	$18,166	$15,480
09/30/22	$13,597	$19,366	$16,273	$15,772	$19,227	$17,011	$16,271	$13,897
10/31/22	$15,425	$20,951	$18,065	$17,757	$20,804	$19,114	$18,616	$15,774
11/30/22	$16,142	$22,062	$18,487	$18,300	$21,890	$19,911	$19,353	$16,509
12/31/22	$15,178	$20,763	$17,287	$17,099	$20,608	$18,574	$18,090	$15,533
01/31/23	$16,626	$22,211	$18,972	$18,731	$22,027	$20,338	$20,253	$17,029
02/28/23	$16,410	$21,696	$18,651	$18,299	$21,513	$20,088	$19,916	$16,818
03/31/23	$15,307	$22,289	$17,760	$16,987	$22,088	$19,051	$18,642	$15,695
04/30/23	$14,942	$22,513	$17,441	$16,563	$22,323	$18,522	$18,192	$15,317
05/31/23	$14,311	$22,609	$17,280	$16,237	$22,410	$18,197	$17,513	$14,682
06/30/23	$15,554	$24,158	$18,685	$17,527	$23,940	$19,695	$19,005	$15,950
07/31/23	$16,570	$25,029	$19,827	$18,850	$24,798	$20,780	$20,147	$17,000
08/31/23	$16,046	$24,550	$18,835	$17,943	$24,320	$19,920	$19,156	$16,468
09/30/23	$15,348	$23,375	$17,726	$17,008	$23,161	$18,725	$17,941	$15,759
10/31/23	$14,663	$22,751	$16,518	$15,994	$22,547	$17,651	$16,814	$15,053
11/30/23	$15,900	$24,890	$18,013	$17,433	$24,650	$19,111	$18,327	$16,340
12/31/23	$17,668	$26,212	$20,213	$19,603	$25,957	$21,556	$20,783	$18,184
01/31/24	$16,967	$26,495	$19,427	$18,713	$26,245	$20,705	$19,669	$17,461
02/29/24	$17,272	$27,917	$20,526	$19,325	$27,666	$21,393	$20,131	$17,773
03/31/24	$18,030	$28,822	$21,260	$20,172	$28,558	$22,086	$20,812	$18,557
04/30/24	$17,015	$27,567	$19,764	$18,887	$27,301	$20,847	$19,459	$17,519
05/31/24	$17,684	$28,882	$20,756	$19,770	$28,591	$21,898	$20,355	$18,222
06/30/24	$17,355	$29,788	$20,564	$19,437	$29,476	$21,400	$19,803	$17,890
07/31/24	$19,417	$30,328	$22,653	$21,805	$30,024	$23,710	$22,120	$20,015
08/31/24	$19,186	$30,983	$22,314	$21,396	$30,678	$23,369	$21,845	$19,790
09/30/24	$19,296	$31,628	$22,470	$21,410	$31,313	$23,567	$22,040	$19,917
10/31/24	$19,045	$31,394	$22,146	$21,075	$31,083	$22,946	$21,661	$19,665
11/30/24	$21,016	$33,471	$24,575	$23,108	$33,150	$25,455	$23,977	$21,704
12/31/24	$19,397	$32,455	$22,546	$21,182	$32,137	$23,430	$22,355	$20,040
01/31/25	$19,581	$33,461	$23,137	$21,617	$33,152	$24,113	$22,760	$20,237
02/28/25	$19,032	$32,833	$21,899	$20,790	$32,516	$22,736	$21,508	$19,672
03/31/25	$18,135	$30,897	$20,409	$19,542	$30,620	$21,339	$20,139	$18,741
04/30/25	$17,162	$30,688	$19,937	$18,757	$30,414	$20,445	$18,965	$17,746
05/31/25	$17,728	$32,651	$21,002	$19,545	$32,342	$21,515	$19,794	$18,336
06/30/25	$18,205	$34,324	$22,143	$20,513	$33,985	$22,385	$20,646	$18,836
07/31/25	$18,264	$35,101	$22,527	$20,875	$34,733	$22,592	$20,915	$18,908
08/31/25	$19,597	$35,896	$24,137	$22,643	$35,537	$24,188	$22,749	$20,295
09/30/25	$19,431	$37,154	$24,888	$23,098	$36,764	$24,425	$23,064	$20,136
10/31/25	$18,845	$37,982	$25,338	$23,156	$37,552	$24,211	$22,987	$19,537
11/30/25	$19,437	$38,050	$25,581	$23,807	$37,655	$24,853	$23,626	$20,155
12/31/25	$19,447	$37,988	$25,433	$23,850	$37,647	$24,840	$23,853	$20,177
01/31/26	$20,819	$38,617	$26,794	$25,486	$38,231	$26,233	$25,395	$21,611
02/28/26	$21,553	$38,405	$27,010	$25,977	$38,049	$26,803	$25,750	$22,383
03/31/26	$20,965	$36,511	$25,659	$25,032	$36,157	$25,713	$24,883	$21,760

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Fund NAV Returns	15.60%	5.89%	7.68%
MSCI USA Investable Market Index	18.38%	11.05%	13.85%
Russell 2000® Index	25.72%	3.77%	9.88%
Russell 2000® Value Index	28.09%	5.79%	9.61%
Russell 3000® Index	18.09%	10.87%	13.72%
S&P SmallCap 600® Index	20.50%	4.49%	9.90%
S&P SmallCap 600® Value Index	23.56%	5.23%	9.54%
WisdomTree U.S. SmallCap Dividend Index	16.11%	6.31%	8.09%

Key Fund Statistics

  Total Net Assets$1,941,842,744
  # of Portfolio Holdings531
  Portfolio Turnover Rate40%
  Investment Advisory Fees Paid, Net$7,072,452

Effective August 1, 2025, the Fund's broad-based securities market index and comparative indices changed from the Russell 3000® Index, Russell 2000® Value Index and Russell 2000® Index to the MSCI USA Investable Market Index, S&P SmallCap 600® Value Index and S&P SmallCap 600® Index, respectively, because WisdomTree Asset Management, Inc. believes these are more appropriate indexes for the Fund.

What did the Fund invest in?

The tables below show the investment makeup of the Fund on March 31, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Table Summary
Sonoco Products Co.	1.1%
TFS Financial Corp.	1.1%
Kodiak Gas Services, Inc.	1.0%
EPR Properties	1.0%
Cal-Maine Foods, Inc.	1.0%
Northwestern Energy Group, Inc.	0.9%
California Resources Corp.	0.9%
Patterson-UTI Energy, Inc.	0.9%
Travel & Leisure Co.	0.8%
Archrock, Inc.	0.8%

Sector Breakdown (% of Net Assets)

Table Summary
Financials	24.5%
Consumer Discretionary	14.5%
Industrials	13.2%
Energy	11.6%
Real Estate	9.5%
Materials	8.1%
Utilities	4.9%
Consumer Staples	4.9%
Information Technology	4.0%
Communication Services	2.4%
Other Sectors	2.2%
Other Assets and Liabilities, Net	0.2%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree U.S. SmallCap Dividend Fund

Annual Shareholder Report - March 31, 2026

Ticker: DES

DES - 032026

WisdomTree U.S. SmallCap Fund

Ticker: EES

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - March 31, 2026

This annual shareholder report contains important information about the WisdomTree U.S. SmallCap Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. SmallCap Fund	$42	0.38%

How did the Fund perform last year and what affected its performance?

The Fund returned 20.67% at net asset value (NAV) for the fiscal year ended March 31, 2026, outperforming the Fund's primary comparative benchmark, the S&P SmallCap 600® Index, which returned 20.50% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from its exposures to Energy and Consumer Discretionary due to positive stock selection effects.

  Health Care was the greatest positive contributor overall, also due to favorable stock selection effects.

  Industrials and Information Technology were the two largest detractors, both due to negative stock selection effects, although poor allocation effects within Information Technology compounded the negative performance.

  The Fund's emphasis on profitable small cap U. S. companies produced mixed performance results during the period. The top quintile of profitable companies produced positive performance effects due to strong stock selection, while the fifth quintile (representing the least profitable companies) produced negative performance effects due to stock selection. This suggests that the small cap market was not discerning of profitability during the period and did not reward or punish profitable or unprofitable companies disproportionately.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the MSCI USA Investable Market Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance for the ten years ended March 31, 2026

Table Summary
	WisdomTree U.S. SmallCap Fund $26,000	MSCI USA Investable Market Index $36,575	Russell 2000® Index $25,659	Russell 2000® Value Index $25,032	Russell 3000® Index $36,157	S&P SmallCap 600® Index $25,713	S&P SmallCap 600® Value Index $24,883	WisdomTree U.S. SmallCap Index $26,806
03/31/16	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
04/30/16	$10,248	$10,066	$10,157	$10,212	$10,062	$10,117	$10,208	$10,244
05/31/16	$10,291	$10,253	$10,386	$10,399	$10,242	$10,285	$10,259	$10,287
06/30/16	$10,295	$10,277	$10,379	$10,431	$10,263	$10,348	$10,340	$10,294
07/31/16	$10,837	$10,686	$10,999	$10,993	$10,670	$10,874	$10,874	$10,836
08/31/16	$10,981	$10,713	$11,193	$11,267	$10,698	$11,022	$10,996	$10,984
09/30/16	$11,124	$10,732	$11,318	$11,355	$10,714	$11,093	$11,088	$11,129
10/31/16	$10,690	$10,496	$10,780	$10,982	$10,483	$10,596	$10,675	$10,697
11/30/16	$12,180	$10,952	$11,982	$12,440	$10,952	$11,926	$12,098	$12,195
12/31/16	$12,752	$11,161	$12,318	$12,954	$11,165	$12,328	$12,485	$12,776
01/31/17	$12,588	$11,382	$12,366	$12,861	$11,376	$12,279	$12,348	$12,612
02/28/17	$12,677	$11,805	$12,605	$13,047	$11,799	$12,474	$12,526	$12,702
03/31/17	$12,680	$11,819	$12,622	$12,937	$11,807	$12,459	$12,432	$12,705
04/30/17	$12,921	$11,944	$12,760	$12,988	$11,932	$12,571	$12,504	$12,950
05/31/17	$12,534	$12,065	$12,500	$12,583	$12,054	$12,304	$12,222	$12,562
06/30/17	$13,008	$12,171	$12,933	$13,023	$12,163	$12,672	$12,592	$13,041
07/31/17	$12,996	$12,407	$13,029	$13,106	$12,392	$12,795	$12,678	$13,026
08/31/17	$12,743	$12,431	$12,863	$12,784	$12,416	$12,467	$12,331	$12,777
09/30/17	$13,838	$12,731	$13,666	$13,689	$12,719	$13,428	$13,383	$13,878
10/31/17	$14,000	$13,009	$13,782	$13,707	$12,996	$13,555	$13,467	$14,043
11/30/17	$14,472	$13,402	$14,179	$14,103	$13,391	$14,032	$13,971	$14,522
12/31/17	$14,353	$13,536	$14,122	$13,969	$13,525	$13,959	$13,922	$14,407
01/31/18	$14,671	$14,260	$14,491	$14,141	$14,238	$14,313	$14,123	$14,728
02/28/18	$13,984	$13,730	$13,930	$13,434	$13,713	$13,758	$13,536	$14,040
03/31/18	$14,213	$13,454	$14,110	$13,600	$13,438	$14,038	$13,738	$14,273
04/30/18	$14,333	$13,509	$14,232	$13,836	$13,489	$14,183	$13,965	$14,400
05/31/18	$15,141	$13,891	$15,096	$14,641	$13,869	$15,099	$14,785	$15,213
06/30/18	$15,462	$13,988	$15,204	$14,729	$13,960	$15,270	$14,917	$15,543
07/31/18	$15,794	$14,456	$15,469	$14,989	$14,423	$15,752	$15,305	$15,879
08/31/18	$16,303	$14,955	$16,136	$15,346	$14,930	$16,514	$15,787	$16,393
09/30/18	$15,967	$14,978	$15,748	$14,966	$14,955	$15,990	$15,306	$16,062
10/31/18	$14,530	$13,877	$14,038	$13,626	$13,853	$14,314	$13,789	$14,615
11/30/18	$14,546	$14,146	$14,261	$13,845	$14,131	$14,529	$13,872	$14,637
12/31/18	$12,924	$12,832	$12,567	$12,172	$12,816	$12,775	$12,162	$13,002
01/31/19	$14,514	$13,941	$13,980	$13,503	$13,916	$14,134	$13,658	$14,603
02/28/19	$15,217	$14,434	$14,707	$14,028	$14,405	$14,750	$14,233	$15,315
03/31/19	$14,599	$14,650	$14,399	$13,624	$14,616	$14,258	$13,677	$14,697
04/30/19	$15,251	$15,227	$14,889	$14,139	$15,199	$14,811	$14,267	$15,357
05/31/19	$13,527	$14,244	$13,731	$12,984	$14,216	$13,518	$12,848	$13,621
06/30/19	$14,571	$15,241	$14,701	$13,811	$15,214	$14,524	$13,848	$14,677
07/31/19	$14,587	$15,473	$14,786	$13,833	$15,440	$14,690	$14,008	$14,695
08/31/19	$13,673	$15,160	$14,056	$13,061	$15,125	$14,027	$13,289	$13,772
09/30/19	$14,535	$15,429	$14,348	$13,732	$15,391	$14,495	$14,049	$14,651
10/31/19	$14,857	$15,758	$14,726	$14,064	$15,722	$14,778	$14,317	$14,976
11/30/19	$15,269	$16,355	$15,332	$14,394	$16,320	$15,231	$14,705	$15,392
12/31/19	$15,757	$16,829	$15,774	$14,898	$16,791	$15,686	$15,146	$15,898
01/31/20	$14,439	$16,808	$15,268	$14,094	$16,773	$15,063	$14,173	$14,564
02/29/20	$12,847	$15,428	$13,983	$12,725	$15,400	$13,616	$12,723	$12,955
03/31/20	$9,217	$13,304	$10,945	$9,585	$13,282	$10,567	$9,486	$9,290
04/30/20	$10,848	$15,076	$12,448	$10,767	$15,041	$11,908	$10,780	$10,934
05/31/20	$11,330	$15,889	$13,258	$11,076	$15,845	$12,421	$11,037	$11,421
06/30/20	$11,725	$16,267	$13,727	$11,397	$16,207	$12,885	$11,441	$11,824
07/31/20	$12,072	$17,200	$14,107	$11,632	$17,128	$13,415	$11,723	$12,180
08/31/20	$12,994	$18,440	$14,902	$12,259	$18,369	$13,950	$12,331	$13,113
09/30/20	$12,378	$17,768	$14,404	$11,688	$17,700	$13,294	$11,680	$12,494
10/31/20	$12,714	$17,395	$14,706	$12,107	$17,318	$13,637	$12,105	$12,834
11/30/20	$15,007	$19,498	$17,416	$14,444	$19,425	$16,115	$14,427	$15,158
12/31/20	$16,196	$20,380	$18,923	$15,588	$20,298	$17,456	$15,530	$16,383
01/31/21	$16,967	$20,296	$19,875	$16,408	$20,208	$18,554	$16,506	$17,176
02/28/21	$18,462	$20,916	$21,114	$17,950	$20,840	$19,974	$18,291	$18,681
03/31/21	$19,701	$21,662	$21,326	$18,888	$21,587	$20,640	$19,283	$19,945
04/30/21	$20,072	$22,797	$21,774	$19,270	$22,699	$21,060	$19,672	$20,326
05/31/21	$20,835	$22,892	$21,819	$19,869	$22,803	$21,498	$20,422	$21,106
06/30/21	$20,634	$23,495	$22,241	$19,749	$23,365	$21,570	$20,281	$20,918
07/31/21	$20,216	$23,928	$21,438	$19,042	$23,761	$21,055	$19,398	$20,495
08/31/21	$20,605	$24,616	$21,918	$19,552	$24,438	$21,479	$19,770	$20,897
09/30/21	$20,262	$23,504	$21,272	$19,160	$23,342	$20,957	$19,465	$20,552
10/31/21	$21,047	$25,085	$22,177	$19,891	$24,920	$21,675	$20,016	$21,357
11/30/21	$20,845	$24,741	$21,252	$19,211	$24,541	$21,179	$19,514	$21,157
12/31/21	$21,758	$25,704	$21,727	$19,995	$25,507	$22,138	$20,336	$22,098
01/31/22	$20,359	$24,184	$19,635	$18,829	$24,006	$20,530	$19,457	$20,686
02/28/22	$20,529	$23,574	$19,845	$19,141	$23,402	$20,817	$19,913	$20,854
03/31/22	$20,313	$24,346	$20,092	$19,515	$24,161	$20,893	$20,003	$20,645
04/30/22	$18,809	$22,157	$18,101	$18,001	$21,993	$19,262	$18,749	$19,119
05/31/22	$19,190	$22,117	$18,128	$18,346	$21,963	$19,621	$19,180	$19,511
06/30/22	$17,492	$20,267	$16,637	$16,534	$20,126	$17,944	$17,455	$17,780
07/31/22	$19,208	$22,186	$18,374	$18,134	$22,014	$19,741	$18,959	$19,531
08/31/22	$18,524	$21,350	$17,998	$17,561	$21,192	$18,875	$18,166	$18,836
09/30/22	$16,701	$19,366	$16,273	$15,772	$19,227	$17,011	$16,271	$16,985
10/31/22	$18,821	$20,951	$18,065	$17,757	$20,804	$19,114	$18,616	$19,163
11/30/22	$19,538	$22,062	$18,487	$18,300	$21,890	$19,911	$19,353	$19,898
12/31/22	$18,242	$20,763	$17,287	$17,099	$20,608	$18,574	$18,090	$18,581
01/31/23	$20,321	$22,211	$18,972	$18,731	$22,027	$20,338	$20,253	$20,717
02/28/23	$19,879	$21,696	$18,651	$18,299	$21,513	$20,088	$19,916	$20,269
03/31/23	$18,584	$22,289	$17,760	$16,987	$22,088	$19,051	$18,642	$18,938
04/30/23	$18,116	$22,513	$17,441	$16,563	$22,323	$18,522	$18,192	$18,462
05/31/23	$17,656	$22,609	$17,280	$16,237	$22,410	$18,197	$17,513	$18,002
06/30/23	$19,373	$24,158	$18,685	$17,527	$23,940	$19,695	$19,005	$19,760
07/31/23	$20,749	$25,029	$19,827	$18,850	$24,798	$20,780	$20,147	$21,177
08/31/23	$19,684	$24,550	$18,835	$17,943	$24,320	$19,920	$19,156	$20,109
09/30/23	$18,718	$23,375	$17,726	$17,008	$23,161	$18,725	$17,941	$19,131
10/31/23	$17,623	$22,751	$16,518	$15,994	$22,547	$17,651	$16,814	$18,015
11/30/23	$19,181	$24,890	$18,013	$17,433	$24,650	$19,111	$18,327	$19,620
12/31/23	$21,602	$26,212	$20,213	$19,603	$25,957	$21,556	$20,783	$22,105
01/31/24	$20,503	$26,495	$19,427	$18,713	$26,245	$20,705	$19,669	$20,986
02/29/24	$21,111	$27,917	$20,526	$19,325	$27,666	$21,393	$20,131	$21,614
03/31/24	$21,823	$28,822	$21,260	$20,172	$28,558	$22,086	$20,812	$22,346
04/30/24	$20,411	$27,567	$19,764	$18,887	$27,301	$20,847	$19,459	$20,907
05/31/24	$21,278	$28,882	$20,756	$19,770	$28,591	$21,898	$20,355	$21,800
06/30/24	$20,698	$29,788	$20,564	$19,437	$29,476	$21,400	$19,803	$21,212
07/31/24	$23,345	$30,328	$22,653	$21,805	$30,024	$23,710	$22,120	$23,934
08/31/24	$23,004	$30,983	$22,314	$21,396	$30,678	$23,369	$21,845	$23,587
09/30/24	$23,128	$31,628	$22,470	$21,410	$31,313	$23,567	$22,040	$23,718
10/31/24	$22,834	$31,394	$22,146	$21,075	$31,083	$22,946	$21,661	$23,427
11/30/24	$25,486	$33,471	$24,575	$23,108	$33,150	$25,455	$23,977	$26,160
12/31/24	$23,738	$32,455	$22,546	$21,182	$32,137	$23,430	$22,355	$24,361
01/31/25	$24,302	$33,461	$23,137	$21,617	$33,152	$24,113	$22,760	$24,943
02/28/25	$22,949	$32,833	$21,899	$20,790	$32,516	$22,736	$21,508	$23,560
03/31/25	$21,546	$30,897	$20,409	$19,542	$30,620	$21,339	$20,139	$22,130
04/30/25	$20,583	$30,688	$19,937	$18,757	$30,414	$20,445	$18,965	$21,142
05/31/25	$21,731	$32,651	$21,002	$19,545	$32,342	$21,515	$19,794	$22,333
06/30/25	$22,643	$33,771	$22,143	$20,513	$33,985	$22,385	$20,646	$23,275
07/31/25	$22,927	$34,536	$22,527	$20,875	$34,733	$22,592	$20,915	$23,577
08/31/25	$24,831	$35,318	$24,137	$22,643	$35,537	$24,188	$22,749	$25,548
09/30/25	$24,815	$36,557	$24,888	$23,098	$36,764	$24,425	$23,064	$25,537
10/31/25	$24,406	$37,371	$25,338	$23,156	$37,552	$24,211	$22,987	$25,121
11/30/25	$25,136	$37,438	$25,581	$23,807	$37,655	$24,853	$23,626	$25,884
12/31/25	$25,384	$38,055	$25,433	$23,850	$37,647	$24,840	$23,853	$26,165
01/31/26	$26,532	$38,686	$26,794	$25,486	$38,231	$26,233	$25,395	$27,350
02/28/26	$26,746	$38,473	$27,010	$25,977	$38,049	$26,803	$25,750	$27,586
03/31/26	$26,000	$36,575	$25,659	$25,032	$36,157	$25,713	$24,883	$26,806

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Fund NAV Returns	20.67%	5.71%	10.03%
MSCI USA Investable Market Index	18.38%	11.05%	13.85%
Russell 2000® Index	25.72%	3.77%	9.88%
Russell 2000® Value Index	28.09%	5.79%	9.61%
Russell 3000® Index	18.09%	10.87%	13.72%
S&P SmallCap 600® Index	20.50%	4.49%	9.90%
S&P SmallCap 600® Value Index	23.56%	5.23%	9.54%
WisdomTree U.S. SmallCap Index	21.13%	6.09%	10.36%

Key Fund Statistics

  Total Net Assets$633,087,987
  # of Portfolio Holdings905
  Portfolio Turnover Rate48%
  Investment Advisory Fees Paid, Net$2,323,801

Effective August 1, 2025, the Fund's broad-based securities market index and comparative indices changed from the Russell 3000® Index, Russell 2000® Value Index and Russell 2000® Index to the MSCI USA Investable Market Index, S&P SmallCap 600® Value Index and S&P SmallCap 600® Index, respectively, because WisdomTree Asset Management, Inc. believes these are more appropriate indexes for the Fund.

What did the Fund invest in?

The tables below show the investment makeup of the Fund on March 31, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Table Summary
Venture Global, Inc., Class A	2.0%
Crescent Energy Co., Class A	0.9%
Matson, Inc.	0.7%
Northern Oil & Gas, Inc.	0.7%
BGC Group, Inc., Class A	0.6%
Western Union Co.	0.6%
Virtu Financial, Inc., Class A	0.6%
Sarepta Therapeutics, Inc.	0.6%
RingCentral, Inc., Class A	0.6%
Bread Financial Holdings, Inc.	0.6%

Sector Breakdown (% of Net Assets)

Table Summary
Financials	22.7%
Industrials	14.1%
Consumer Discretionary	13.6%
Health Care	10.1%
Information Technology	10.1%
Energy	8.7%
Materials	5.2%
Communication Services	4.2%
Consumer Staples	4.2%
Real Estate	4.0%
Other Sectors	2.8%
Other Assets and Liabilities, Net	0.3%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree U.S. SmallCap Fund

Annual Shareholder Report - March 31, 2026

Ticker: EES

EES - 032026

WisdomTree U.S. SmallCap Quality Dividend Growth Fund

Ticker: DGRS

Principal Listing Exchange: The Nasdaq Stock Market LLC

Annual Shareholder Report - March 31, 2026

This annual shareholder report contains important information about the WisdomTree U.S. SmallCap Quality Dividend Growth Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. SmallCap Quality Dividend Growth Fund	$41	0.38%

How did the Fund perform last year and what affected its performance?

The Fund returned 17.00% at net asset value (NAV) for the fiscal year ended March 31, 2026, underperforming the Fund's primary comparative benchmark, the S&P SmallCap 600® Index, which returned 20.50% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from its exposures to Health Care due to an approximately equal mix of allocation and stock selection effects. Health Care was the second worst-performing sector in the benchmark during the period, so underweighting it produced positive performance effects.

  Energy was also additive, primarily due to positive allocation effects. The Fund was marginally overweight Energy, but it was the second best-performing group in the benchmark during the period, resulting in positive impacts.

  Consumer Discretionary and Real Estate positively contributed to performance due to a combination of allocation and selection effects in the latter and stock selection effects in the former.

  Information Technology was a performance detractor due to a mix of negative allocation and stock selection effects. It was the best performing group within the benchmark, so a nearly 10% underweight created a performance drag.

  Negative stock selection effects also caused Industrials and Materials to meaningfully weigh on performance.

  The Fund's emphasis on high-quality companies was not additive during the period, as both the first and fifth quintiles by return-on-equity produced negative performance effects due to poor stock selection. This suggests that the small cap market was not discerning of quality companies during the period and neither rewarded nor punished them disproportionately versus one another.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the MSCI USA Investable Market Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance for the ten years ended March 31, 2026

Table Summary
	WisdomTree U.S. SmallCap Quality Dividend Growth Fund $24,082	MSCI USA Investable Market Index $36,575	Russell 2000® Index $25,659	Russell 3000® Index $36,157	S&P SmallCap 600® Index $25,713	WisdomTree U.S. SmallCap Quality Dividend Growth Index $24,906
03/31/16	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
04/30/16	$10,114	$10,066	$10,157	$10,062	$10,117	$10,113
05/31/16	$10,034	$10,253	$10,386	$10,242	$10,285	$10,034
06/30/16	$10,276	$10,277	$10,379	$10,263	$10,348	$10,275
07/31/16	$10,832	$10,686	$10,999	$10,670	$10,874	$10,832
08/31/16	$10,991	$10,713	$11,193	$10,698	$11,022	$10,997
09/30/16	$11,069	$10,732	$11,318	$10,714	$11,093	$11,078
10/31/16	$10,688	$10,496	$10,780	$10,483	$10,596	$10,698
11/30/16	$11,949	$10,952	$11,982	$10,952	$11,926	$11,963
12/31/16	$12,265	$11,161	$12,318	$11,165	$12,328	$12,285
01/31/17	$12,161	$11,382	$12,366	$11,376	$12,279	$12,185
02/28/17	$12,054	$11,805	$12,605	$11,799	$12,474	$12,080
03/31/17	$12,012	$11,819	$12,622	$11,807	$12,459	$12,041
04/30/17	$12,204	$11,944	$12,760	$11,932	$12,571	$12,236
05/31/17	$11,873	$12,065	$12,500	$12,054	$12,304	$11,908
06/30/17	$12,128	$12,171	$12,933	$12,163	$12,672	$12,167
07/31/17	$12,274	$12,407	$13,029	$12,392	$12,795	$12,317
08/31/17	$11,755	$12,431	$12,863	$12,416	$12,467	$11,799
09/30/17	$12,658	$12,731	$13,666	$12,719	$13,428	$12,711
10/31/17	$12,719	$13,009	$13,782	$12,996	$13,555	$12,777
11/30/17	$13,266	$13,402	$14,179	$13,391	$14,032	$13,327
12/31/17	$13,134	$13,536	$14,122	$13,525	$13,959	$13,200
01/31/18	$13,288	$14,260	$14,491	$14,238	$14,313	$13,357
02/28/18	$12,638	$13,730	$13,930	$13,713	$13,758	$12,706
03/31/18	$12,729	$13,454	$14,110	$13,438	$14,038	$12,797
04/30/18	$12,824	$13,509	$14,232	$13,489	$14,183	$12,895
05/31/18	$13,409	$13,891	$15,096	$13,869	$15,099	$13,487
06/30/18	$13,658	$13,988	$15,204	$13,960	$15,270	$13,742
07/31/18	$13,990	$14,456	$15,469	$14,423	$15,752	$14,083
08/31/18	$14,352	$14,955	$16,136	$14,930	$16,514	$14,451
09/30/18	$14,133	$14,978	$15,748	$14,955	$15,990	$14,234
10/31/18	$12,985	$13,877	$14,038	$13,853	$14,314	$13,077
11/30/18	$13,215	$14,146	$14,261	$14,131	$14,529	$13,311
12/31/18	$11,784	$12,832	$12,567	$12,816	$12,775	$11,865
01/31/19	$13,076	$13,941	$13,980	$13,916	$14,134	$13,176
02/28/19	$13,761	$14,434	$14,707	$14,405	$14,750	$13,872
03/31/19	$13,215	$14,650	$14,399	$14,616	$14,258	$13,320
04/30/19	$13,910	$15,227	$14,889	$15,199	$14,811	$14,027
05/31/19	$12,521	$14,244	$13,731	$14,216	$13,518	$12,631
06/30/19	$13,607	$15,241	$14,701	$15,214	$14,524	$13,732
07/31/19	$13,719	$15,473	$14,786	$15,440	$14,690	$13,849
08/31/19	$12,960	$15,160	$14,056	$15,125	$14,027	$13,084
09/30/19	$13,704	$15,429	$14,348	$15,391	$14,495	$13,840
10/31/19	$14,030	$15,758	$14,726	$15,722	$14,778	$14,172
11/30/19	$14,424	$16,355	$15,332	$16,320	$15,231	$14,576
12/31/19	$14,655	$16,829	$15,774	$16,791	$15,686	$14,817
01/31/20	$13,919	$16,808	$15,268	$16,773	$15,063	$14,075
02/29/20	$12,639	$15,428	$13,983	$15,400	$13,616	$12,781
03/31/20	$9,749	$13,304	$10,945	$13,282	$10,567	$9,843
04/30/20	$10,961	$15,076	$12,448	$15,041	$11,908	$11,076
05/31/20	$11,370	$15,889	$13,258	$15,845	$12,421	$11,492
06/30/20	$11,789	$16,267	$13,727	$16,207	$12,885	$11,924
07/31/20	$12,095	$17,200	$14,107	$17,128	$13,415	$12,235
08/31/20	$12,600	$18,440	$14,902	$18,369	$13,950	$12,753
09/30/20	$12,172	$17,768	$14,404	$17,700	$13,294	$12,323
10/31/20	$12,618	$17,395	$14,706	$17,318	$13,637	$12,782
11/30/20	$14,570	$19,498	$17,416	$19,425	$16,115	$14,763
12/31/20	$15,743	$20,380	$18,923	$20,298	$17,456	$15,962
01/31/21	$16,132	$20,296	$19,875	$20,208	$18,554	$16,365
02/28/21	$17,451	$20,916	$21,114	$20,840	$19,974	$17,705
03/31/21	$18,392	$21,662	$21,326	$21,587	$20,640	$18,668
04/30/21	$18,612	$22,797	$21,774	$22,699	$21,060	$18,897
05/31/21	$19,129	$22,892	$21,819	$22,803	$21,498	$19,429
06/30/21	$18,667	$23,495	$22,241	$23,365	$21,570	$18,967
07/31/21	$18,298	$23,928	$21,438	$23,761	$21,055	$18,596
08/31/21	$18,558	$24,616	$21,918	$24,438	$21,479	$18,866
09/30/21	$17,976	$23,504	$21,272	$23,342	$20,957	$18,278
10/31/21	$18,591	$25,085	$22,177	$24,920	$21,675	$18,911
11/30/21	$18,279	$24,741	$21,252	$24,541	$21,179	$18,600
12/31/21	$19,399	$25,704	$21,727	$25,507	$22,138	$19,746
01/31/22	$18,434	$24,184	$19,635	$24,006	$20,530	$18,770
02/28/22	$18,269	$23,574	$19,845	$23,402	$20,817	$18,610
03/31/22	$18,313	$24,346	$20,092	$24,161	$20,893	$18,664
04/30/22	$17,150	$22,157	$18,101	$21,993	$19,262	$17,487
05/31/22	$17,767	$22,117	$18,128	$21,963	$19,621	$18,124
06/30/22	$16,364	$20,267	$16,637	$20,126	$17,944	$16,696
07/31/22	$17,787	$22,186	$18,374	$22,014	$19,741	$18,153
08/31/22	$16,755	$21,350	$17,998	$21,192	$18,875	$17,102
09/30/22	$14,947	$19,366	$16,273	$19,227	$17,011	$15,257
10/31/22	$17,009	$20,951	$18,065	$20,804	$19,114	$17,359
11/30/22	$17,969	$22,062	$18,487	$21,890	$19,911	$18,346
12/31/22	$16,874	$20,763	$17,287	$20,608	$18,574	$17,233
01/31/23	$18,892	$22,211	$18,972	$22,027	$20,338	$19,302
02/28/23	$18,633	$21,696	$18,651	$21,513	$20,088	$19,041
03/31/23	$17,551	$22,289	$17,760	$22,088	$19,051	$17,935
04/30/23	$17,160	$22,513	$17,441	$22,323	$18,522	$17,542
05/31/23	$16,472	$22,609	$17,280	$22,410	$18,197	$16,841
06/30/23	$18,042	$24,158	$18,685	$23,940	$19,695	$18,459
07/31/23	$19,137	$25,029	$19,827	$24,798	$20,780	$19,587
08/31/23	$18,455	$24,550	$18,835	$24,320	$19,920	$18,891
09/30/23	$17,666	$23,375	$17,726	$23,161	$18,725	$18,086
10/31/23	$16,692	$22,751	$16,518	$22,547	$17,651	$17,095
11/30/23	$18,232	$24,890	$18,013	$24,650	$19,111	$18,680
12/31/23	$20,426	$26,212	$20,213	$25,957	$21,556	$20,961
01/31/24	$19,878	$26,495	$19,427	$26,245	$20,705	$20,405
02/29/24	$20,562	$27,917	$20,526	$27,666	$21,393	$21,116
03/31/24	$21,481	$28,822	$21,260	$28,558	$22,086	$22,071
04/30/24	$20,239	$27,567	$19,764	$27,301	$20,847	$20,796
05/31/24	$21,220	$28,882	$20,756	$28,591	$21,898	$21,814
06/30/24	$20,542	$29,788	$20,564	$29,476	$21,400	$21,120
07/31/24	$22,804	$30,328	$22,653	$30,024	$23,710	$23,460
08/31/24	$22,312	$30,983	$22,314	$30,678	$23,369	$22,962
09/30/24	$22,542	$31,628	$22,470	$31,313	$23,567	$23,205
10/31/24	$22,104	$31,394	$22,146	$31,083	$22,946	$22,764
11/30/24	$24,625	$33,471	$24,575	$33,150	$25,455	$25,365
12/31/24	$22,529	$32,455	$22,546	$32,137	$23,430	$23,208
01/31/25	$22,722	$33,461	$23,137	$33,152	$24,113	$23,414
02/28/25	$21,827	$32,833	$21,899	$32,516	$22,736	$22,496
03/31/25	$20,583	$30,897	$20,409	$30,620	$21,339	$21,220
04/30/25	$19,288	$30,688	$19,937	$30,414	$20,445	$19,886
05/31/25	$20,211	$32,651	$21,002	$32,342	$21,515	$20,850
06/30/25	$20,811	$34,324	$22,143	$33,985	$22,385	$21,475
07/31/25	$21,256	$35,101	$22,527	$34,733	$22,592	$21,940
08/31/25	$22,745	$35,896	$24,137	$35,537	$24,188	$23,491
09/30/25	$22,463	$37,154	$24,888	$36,764	$24,425	$23,204
10/31/25	$22,028	$37,982	$25,338	$37,552	$24,211	$22,762
11/30/25	$22,236	$38,050	$25,581	$37,655	$24,853	$22,982
12/31/25	$22,474	$38,055	$25,433	$37,647	$24,840	$23,240
01/31/26	$24,221	$38,686	$26,794	$38,231	$26,233	$25,059
02/28/26	$25,073	$38,473	$27,010	$38,049	$26,803	$25,950
03/31/26	$24,082	$36,575	$25,659	$36,157	$25,713	$24,906

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Fund NAV Returns	17.00%	5.54%	9.19%
MSCI USA Investable Market Index	18.38%	11.05%	13.85%
Russell 2000® Index	25.72%	3.77%	9.88%
Russell 3000® Index	18.09%	10.87%	13.72%
S&P SmallCap 600® Index	20.50%	4.49%	9.90%
WisdomTree U.S. SmallCap Quality Dividend Growth Index	17.37%	5.94%	9.55%

Key Fund Statistics

  Total Net Assets$359,414,736
  # of Portfolio Holdings201
  Portfolio Turnover Rate61%
  Investment Advisory Fees Paid, Net$1,366,438

Effective August 1, 2025, the Fund's broad-based securities market index and comparative index changed from the Russell 3000® Index and Russell 2000® Value Index to the MSCI USA Investable Market Index and S&P SmallCap 600® Index, respectively, because WisdomTree Asset Management, Inc. believes these are more appropriate indexes for the Fund.

What did the Fund invest in?

The tables below show the investment makeup of the Fund on March 31, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Table Summary
Archrock, Inc.	2.7%
California Resources Corp.	2.5%
Magnolia Oil & Gas Corp., Class A	1.9%
Cal-Maine Foods, Inc.	1.9%
Avnet, Inc.	1.8%
Northern Oil & Gas, Inc.	1.8%
Buckle, Inc.	1.7%
Victory Capital Holdings, Inc., Class A	1.7%
LCI Industries	1.6%
Cohen & Steers, Inc.	1.5%

Sector Breakdown (% of Net Assets)

Table Summary
Financials	25.1%
Industrials	20.9%
Consumer Discretionary	13.7%
Energy	13.1%
Materials	8.9%
Consumer Staples	7.4%
Information Technology	5.9%
Communication Services	1.9%
Health Care	1.4%
Real Estate	1.3%
Other Sectors	0.2%
Other Assets and Liabilities, Net	0.2%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund

Annual Shareholder Report - March 31, 2026

Ticker: DGRS

DGRS - 032026

WisdomTree U.S. SmallCap Quality Growth Fund

Ticker: QSML

Principal Listing Exchange: The Nasdaq Stock Market LLC

Annual Shareholder Report - March 31, 2026

This annual shareholder report contains important information about the WisdomTree U.S. SmallCap Quality Growth Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. SmallCap Quality Growth Fund	$41	0.38%

How did the Fund perform last year and what affected its performance?

The Fund returned 15.09% at net asset value (NAV) for the fiscal year ended March 31, 2026, underperforming the Fund's primary comparative benchmark, the S&P SmallCap 600® Growth Index, which returned 17.63% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from its exposures to Health Care and Energy, driven by a mix of positive stock selection and allocation effects in each.

  Consumer Discretionary was also additive for performance in aggregate, largely due to positive stock selection effects offsetting negative allocation impacts.

  Real Estate was also additive due to allocation effects. The Fund held no Real Estate exposure during the year, which produced a large underweight that was additive when the sector eventually underperformed.

  Materials, Industrials and Information Technology all detracted from performance due to negative stock selection effects. Consumer Staples also weighed on performance due to overweighting what ultimately was the worst-performing sector in the benchmark.

  The Fund's emphasis on high-quality companies was not additive during the period, as both the first and fifth quintiles by return-on-equity produced negative performance effects due to poor stock selection. This suggests that the small cap market was not discerning of quality companies during the period and neither rewarded nor punished them disproportionately versus one another.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the MSCI USA Investable Market Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance January 25, 2024 (inception) through March 31, 2026

Table Summary
	WisdomTree U.S. SmallCap Quality Growth Fund $11,359	MSCI USA Investable Market Index $13,737	Russell 2000® Growth Index $13,002	Russell 2000® Index $13,111	Russell 3000® Index $13,714	S&P SmallCap 600® Growth Index $12,099	S&P SmallCap 600® Index $12,290	WisdomTree U.S. SmallCap Quality Growth Index $11,451
01/25/24	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
01/31/24	$9,907	$9,951	$9,950	$9,927	$9,954	$9,935	$9,896	$9,910
02/29/24	$10,363	$10,485	$10,758	$10,488	$10,493	$10,360	$10,225	$10,369
03/31/24	$10,585	$10,825	$11,059	$10,864	$10,832	$10,681	$10,557	$10,596
04/30/24	$9,915	$10,354	$10,208	$10,099	$10,355	$10,174	$9,964	$9,927
05/31/24	$10,399	$10,848	$10,754	$10,606	$10,844	$10,730	$10,467	$10,418
06/30/24	$10,121	$11,188	$10,736	$10,508	$11,180	$10,531	$10,228	$10,141
07/31/24	$11,069	$11,391	$11,615	$11,575	$11,388	$11,574	$11,333	$11,096
08/31/24	$10,775	$11,637	$11,487	$11,402	$11,636	$11,385	$11,169	$10,803
09/30/24	$10,936	$11,879	$11,639	$11,482	$11,876	$11,476	$11,264	$10,967
10/31/24	$10,662	$11,791	$11,485	$11,316	$11,789	$11,065	$10,967	$10,695
11/30/24	$11,969	$12,571	$12,893	$12,557	$12,574	$12,303	$12,167	$12,010
12/31/24	$11,092	$12,190	$11,838	$11,520	$12,189	$11,176	$11,199	$11,132
01/31/25	$11,395	$12,567	$12,212	$11,822	$12,574	$11,619	$11,525	$11,439
02/28/25	$10,554	$12,331	$11,385	$11,190	$12,333	$10,933	$10,867	$10,599
03/31/25	$9,870	$11,604	$10,522	$10,428	$11,614	$10,286	$10,199	$9,913
04/30/25	$9,481	$11,526	$10,454	$10,187	$11,536	$10,022	$9,772	$9,529
05/31/25	$10,262	$12,263	$11,126	$10,731	$12,267	$10,627	$10,283	$10,321
06/30/25	$10,643	$12,891	$11,781	$11,315	$12,890	$11,031	$10,699	$10,704
07/31/25	$10,821	$13,183	$11,981	$11,511	$13,174	$11,095	$10,798	$10,886
08/31/25	$11,456	$13,482	$12,690	$12,333	$13,479	$11,700	$11,561	$11,527
09/30/25	$11,448	$13,955	$13,217	$12,717	$13,944	$11,768	$11,674	$11,519
10/31/25	$11,395	$14,265	$13,645	$12,947	$14,243	$11,603	$11,572	$11,471
11/30/25	$11,630	$14,291	$13,552	$13,071	$14,282	$11,896	$11,879	$11,710
12/31/25	$11,713	$14,293	$13,378	$12,996	$14,279	$11,776	$11,873	$11,801
01/31/26	$11,958	$14,530	$13,910	$13,691	$14,501	$12,340	$12,538	$12,051
02/28/26	$11,982	$14,450	$13,876	$13,801	$14,432	$12,704	$12,811	$12,076
03/31/26	$11,359	$13,737	$13,002	$13,111	$13,714	$12,099	$12,290	$11,451

Average Annual Total Returns (%)

Table Summary
	1 Year	Since Inception 1/25/24
Fund NAV Returns	15.09%	6.01%
MSCI USA Investable Market Index	18.38%	15.65%
Russell 2000® Growth Index	23.58%	12.78%
Russell 2000® Index	25.72%	13.21%
Russell 3000® Index	18.09%	15.56%
S&P SmallCap 600® Growth Index	17.63%	9.12%
S&P SmallCap 600® Index	20.50%	9.90%
WisdomTree U.S. SmallCap Quality Growth Index	15.52%	6.40%

Key Fund Statistics

  Total Net Assets$9,765,201
  # of Portfolio Holdings392
  Portfolio Turnover Rate85%
  Investment Advisory Fees Paid, Net$34,688

Effective August 1, 2025, the Fund's broad-based securities market index and comparative indices changed from the Russell 3000® Index, Russell 2000® Growth Index and Russell 2000® Index to the MSCI USA Investable Market Index, S&P SmallCap 600® Growth Index and S&P SmallCap 600® Index, respectively, because WisdomTree Asset Management, Inc. believes these are more appropriate indexes for the Fund.

What did the Fund invest in?

The tables below show the investment makeup of the Fund on March 31, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Table Summary
DigitalOcean Holdings, Inc.	0.9%
Matador Resources Co.	0.9%
Noble Corp. PLC	0.8%
Valaris Ltd.	0.8%
Powell Industries, Inc.	0.7%
EnerSys	0.7%
StoneX Group, Inc.	0.7%
Madison Square Garden Sports Corp.	0.7%
Archrock, Inc.	0.7%
Allegro MicroSystems, Inc.	0.6%

Sector Breakdown (% of Net Assets)

Table Summary
Industrials	21.0%
Consumer Discretionary	17.8%
Information Technology	15.4%
Financials	13.0%
Health Care	10.2%
Energy	9.9%
Consumer Staples	5.6%
Communication Services	3.7%
Materials	3.3%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree U.S. SmallCap Quality Growth Fund

Annual Shareholder Report - March 31, 2026

Ticker: QSML

QSML - 032026

WisdomTree U.S. Total Dividend Fund

Ticker: DTD

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - March 31, 2026

This annual shareholder report contains important information about the WisdomTree U.S. Total Dividend Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. Total Dividend Fund	$30	0.28%

How did the Fund perform last year and what affected its performance?

The Fund returned 14.44% at net asset value (NAV) for the fiscal year ended March 31, 2026, outperforming the Fund's primary comparative benchmark, the MSCI USA IMI Value Index, which returned 12.25% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from its exposure to Energy during the period, exclusively due to positive allocation effects. It was overweight Energy by about 4.5% when it was the best-performing sector in the benchmark during the period.

  Health Care and Financials were also additive during the period due to positive stock selection effects.

  Information Technology detracted from performance the most due to poor allocation and stock selection effects.

  Consumer Staples weighed on performance due to negative allocation effects stemming from an overweight when it underperformed, while Communication Services detracted due to a mix of negative allocation and stock selection effects.

  The Fund's focus on dividend-paying U. S. equities was generally not additive during the period, as all five quintiles by dividend yield produced negative performance effects to varying extents.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the MSCI USA Investable Market Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance for the ten years ended March 31, 2026

Table Summary
	WisdomTree U.S. Total Dividend Fund $29,969	MSCI USA Investable Market Index $36,511	MSCI USA IMI Value Index $25,405	Russell 3000® Index $36,033	Russell 3000® Value Index $27,191	WisdomTree U.S. Dividend Index $30,921
03/31/16	$10,000	$10,000	$10,000	$9,966	$10,000	$10,000
04/30/16	$10,050	$10,066	$10,000	$10,028	$10,210	$10,051
05/31/16	$10,201	$10,253	$10,000	$10,207	$10,371	$10,206
06/30/16	$10,417	$10,277	$10,106	$10,228	$10,457	$10,424
07/31/16	$10,717	$10,686	$10,431	$10,634	$10,779	$10,726
08/31/16	$10,681	$10,713	$10,497	$10,661	$10,876	$10,696
09/30/16	$10,675	$10,732	$10,495	$10,678	$10,862	$10,690
10/31/16	$10,454	$10,496	$10,318	$10,447	$10,679	$10,471
11/30/16	$10,894	$10,952	$10,895	$10,914	$11,350	$10,917
12/31/16	$11,182	$11,161	$11,211	$11,127	$11,649	$11,211
01/31/17	$11,256	$11,382	$11,272	$11,337	$11,718	$11,287
02/28/17	$11,682	$11,805	$11,668	$11,758	$12,119	$11,715
03/31/17	$11,647	$11,819	$11,581	$11,766	$11,997	$11,682
04/30/17	$11,688	$11,944	$11,575	$11,891	$11,980	$11,725
05/31/17	$11,756	$12,065	$11,551	$12,013	$11,940	$11,797
06/30/17	$11,853	$12,171	$11,780	$12,121	$12,152	$11,897
07/31/17	$12,028	$12,407	$11,948	$12,350	$12,307	$12,077
08/31/17	$12,029	$12,431	$11,836	$12,373	$12,152	$12,079
09/30/17	$12,323	$12,731	$12,222	$12,675	$12,548	$12,380
10/31/17	$12,509	$13,009	$12,362	$12,952	$12,634	$12,570
11/30/17	$12,960	$13,402	$12,732	$13,345	$13,019	$13,025
12/31/17	$13,111	$13,536	$12,876	$13,478	$13,185	$13,179
01/31/18	$13,538	$14,260	$13,323	$14,189	$13,669	$13,610
02/28/18	$12,900	$13,730	$12,656	$13,666	$13,014	$12,968
03/31/18	$12,667	$13,454	$12,443	$13,392	$12,814	$12,739
04/30/18	$12,695	$13,509	$12,480	$13,442	$12,869	$12,770
05/31/18	$12,930	$13,891	$12,615	$13,822	$12,996	$13,010
06/30/18	$13,016	$13,988	$12,686	$13,912	$13,033	$13,099
07/31/18	$13,489	$14,456	$13,187	$14,374	$13,527	$13,580
08/31/18	$13,790	$14,955	$13,384	$14,879	$13,736	$13,891
09/30/18	$13,832	$14,978	$13,393	$14,903	$13,735	$13,934
10/31/18	$13,168	$13,877	$12,729	$13,806	$12,986	$13,267
11/30/18	$13,499	$14,146	$13,096	$14,083	$13,361	$13,601
12/31/18	$12,279	$12,832	$11,853	$12,772	$12,054	$12,369
01/31/19	$13,231	$13,941	$12,773	$13,868	$13,019	$13,334
02/28/19	$13,668	$14,434	$13,181	$14,356	$13,441	$13,777
03/31/19	$13,819	$14,650	$13,248	$14,566	$13,493	$13,932
04/30/19	$14,288	$15,227	$13,675	$15,147	$13,974	$14,404
05/31/19	$13,379	$14,244	$12,758	$14,167	$13,059	$13,479
06/30/19	$14,286	$15,241	$13,612	$15,162	$13,989	$14,400
07/31/19	$14,478	$15,473	$13,748	$15,387	$14,099	$14,600
08/31/19	$14,183	$15,160	$13,351	$15,074	$13,659	$14,302
09/30/19	$14,673	$15,429	$13,833	$15,338	$14,160	$14,811
10/31/19	$14,912	$15,758	$14,042	$15,668	$14,368	$15,060
11/30/19	$15,334	$16,355	$14,451	$16,264	$14,805	$15,493
12/31/19	$15,751	$16,829	$14,864	$16,734	$15,220	$15,915
01/31/20	$15,444	$16,808	$14,464	$16,715	$14,859	$15,604
02/29/20	$13,989	$15,428	$13,050	$15,347	$13,420	$14,141
03/31/20	$11,781	$13,304	$10,849	$13,236	$11,061	$11,923
04/30/20	$13,146	$15,076	$12,034	$14,989	$12,312	$13,303
05/31/20	$13,558	$15,889	$12,390	$15,791	$12,730	$13,717
06/30/20	$13,667	$16,267	$12,347	$16,152	$12,671	$13,836
07/31/20	$14,154	$17,200	$12,791	$17,069	$13,158	$14,325
08/31/20	$14,771	$18,440	$13,312	$18,306	$13,712	$14,957
09/30/20	$14,304	$17,768	$12,993	$17,639	$13,358	$14,483
10/31/20	$13,960	$17,395	$12,778	$17,258	$13,219	$14,144
11/30/20	$15,595	$19,498	$14,522	$19,358	$15,043	$15,804
12/31/20	$16,156	$20,380	$15,057	$20,229	$15,657	$16,385
01/31/21	$16,006	$20,296	$14,948	$20,139	$15,576	$16,234
02/28/21	$16,330	$20,916	$15,703	$20,768	$16,553	$16,565
03/31/21	$17,453	$21,662	$16,736	$21,513	$17,519	$17,709
04/30/21	$18,076	$22,797	$17,349	$22,622	$18,195	$18,342
05/31/21	$18,388	$22,892	$17,784	$22,725	$18,629	$18,664
06/30/21	$18,402	$23,495	$17,627	$23,285	$18,423	$18,684
07/31/21	$18,766	$23,928	$17,765	$23,679	$18,516	$19,062
08/31/21	$19,219	$24,616	$18,121	$24,354	$18,891	$19,524
09/30/21	$18,348	$23,504	$17,497	$23,262	$18,252	$18,640
10/31/21	$19,386	$25,085	$18,473	$24,835	$19,164	$19,695
11/30/21	$19,121	$24,741	$17,961	$24,457	$18,490	$19,434
12/31/21	$20,380	$25,704	$19,158	$25,420	$19,629	$20,725
01/31/22	$20,081	$24,184	$18,650	$23,924	$19,127	$20,428
02/28/22	$19,780	$23,574	$18,369	$23,322	$18,939	$20,125
03/31/22	$20,374	$24,346	$18,885	$24,078	$19,463	$20,730
04/30/22	$19,477	$22,157	$17,919	$21,917	$18,339	$19,821
05/31/22	$19,954	$22,117	$18,264	$21,888	$18,695	$20,320
06/30/22	$18,420	$20,267	$16,737	$20,057	$17,049	$18,756
07/31/22	$19,506	$22,186	$17,753	$21,938	$18,210	$19,868
08/31/22	$18,960	$21,350	$17,258	$21,120	$17,666	$19,321
09/30/22	$17,387	$19,366	$15,815	$19,161	$16,101	$17,707
10/31/22	$19,314	$20,951	$17,589	$20,733	$17,775	$19,695
11/30/22	$20,417	$22,062	$18,636	$21,815	$18,851	$20,836
12/31/22	$19,604	$20,763	$17,894	$20,537	$18,063	$20,006
01/31/23	$20,279	$22,211	$18,581	$21,952	$19,044	$20,702
02/28/23	$19,668	$21,696	$17,976	$21,439	$18,387	$20,081
03/31/23	$19,672	$22,289	$17,731	$22,012	$18,228	$20,092
04/30/23	$19,914	$22,513	$17,905	$22,247	$18,461	$20,346
05/31/23	$19,171	$22,609	$17,195	$22,333	$17,768	$19,596
06/30/23	$20,322	$24,158	$18,298	$23,858	$18,961	$20,776
07/31/23	$21,038	$25,029	$19,002	$24,713	$19,672	$21,517
08/31/23	$20,586	$24,550	$18,492	$24,236	$19,116	$21,058
09/30/23	$19,790	$23,375	$17,793	$23,082	$18,364	$20,247
10/31/23	$19,287	$22,751	$17,240	$22,470	$17,690	$19,731
11/30/23	$20,613	$24,890	$18,505	$24,565	$19,039	$21,101
12/31/23	$21,650	$26,212	$19,631	$25,868	$20,168	$22,174
01/31/24	$21,814	$26,495	$19,662	$26,155	$20,133	$22,348
02/29/24	$22,577	$27,917	$20,327	$27,571	$20,871	$23,136
03/31/24	$23,557	$28,822	$21,316	$28,460	$21,907	$24,144
04/30/24	$22,591	$27,567	$20,377	$27,208	$20,945	$23,154
05/31/24	$23,421	$28,882	$20,993	$28,493	$21,626	$24,014
06/30/24	$23,725	$29,788	$20,955	$29,375	$21,414	$24,331
07/31/24	$24,722	$30,328	$22,060	$29,922	$22,583	$25,363
08/31/24	$25,425	$30,983	$22,630	$30,573	$23,135	$26,094
09/30/24	$25,819	$31,628	$23,011	$31,205	$23,441	$26,505
10/31/24	$25,736	$31,394	$22,750	$30,976	$23,178	$26,424
11/30/24	$27,165	$33,471	$24,066	$33,037	$24,695	$27,909
12/31/24	$25,710	$32,455	$22,377	$32,027	$22,987	$26,424
01/31/25	$26,563	$33,461	$23,352	$33,038	$24,022	$27,301
02/28/25	$26,997	$32,833	$23,478	$32,405	$24,070	$27,759
03/31/25	$26,187	$30,897	$22,841	$30,515	$23,365	$26,929
04/30/25	$25,378	$30,688	$22,015	$30,310	$22,643	$26,104
05/31/25	$26,309	$32,651	$22,645	$32,231	$23,445	$27,067
06/30/25	$27,192	$34,324	$23,653	$33,869	$24,263	$27,989
07/31/25	$27,557	$35,101	$23,791	$34,615	$24,414	$28,375
08/31/25	$28,422	$35,896	$24,547	$35,416	$25,246	$29,276
09/30/25	$28,908	$37,154	$24,955	$36,638	$25,629	$29,788
10/31/25	$28,738	$37,982	$24,722	$37,423	$25,740	$29,621
11/30/25	$29,382	$38,050	$25,195	$37,526	$26,426	$30,287
12/31/25	$29,365	$37,988	$25,389	$37,518	$26,599	$30,281
01/31/26	$30,432	$38,617	$26,547	$38,100	$27,840	$31,393
02/28/26	$31,226	$38,405	$27,039	$37,919	$28,553	$32,214
03/31/26	$29,969	$36,511	$25,405	$36,033	$27,191	$30,921

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Fund NAV Returns	14.44%	11.42%	11.60%
MSCI USA Investable Market Index	18.38%	11.05%	13.85%
MSCI USA IMI Value Index	12.25%	8.91%	10.20%
Russell 3000® Index	18.09%	10.87%	13.72%
Russell 3000® Value Index	16.37%	9.19%	10.52%
WisdomTree U.S. Dividend Index	14.82%	11.79%	11.95%

Key Fund Statistics

  Total Net Assets$1,488,831,397
  # of Portfolio Holdings806
  Portfolio Turnover Rate16%
  Investment Advisory Fees Paid, Net$3,996,714

Effective August 1, 2025, the Fund's broad-based securities market index and comparative index changed from the Russell 3000® Index and Russell 3000® Value Index to the MSCI USA Investable Market Index and MSCI USA IMI Value Index, respectively, because WisdomTree Asset Management, Inc. believes these are more appropriate indexes for the Fund.

What did the Fund invest in?

The tables below show the investment makeup of the Fund on March 31, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Table Summary
NVIDIA Corp.	3.2%
JPMorgan Chase & Co.	3.0%
Microsoft Corp.	2.7%
Apple, Inc.	2.6%
Exxon Mobil Corp.	2.4%
Chevron Corp.	2.0%
Johnson & Johnson	1.9%
Broadcom, Inc.	1.7%
AbbVie, Inc.	1.4%
Philip Morris International, Inc.	1.3%

Sector Breakdown (% of Net Assets)

Table Summary
Financials	18.4%
Information Technology	16.3%
Health Care	12.2%
Energy	9.2%
Industrials	9.0%
Consumer Staples	9.0%
Communication Services	7.2%
Utilities	6.2%
Consumer Discretionary	5.5%
Real Estate	5.0%
Other Sectors	1.8%
Other Assets and Liabilities, Net	0.2%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree U.S. Total Dividend Fund

Annual Shareholder Report - March 31, 2026

Ticker: DTD

DTD - 032026

WisdomTree U.S. Value Fund

Ticker: WTV

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - March 31, 2026

This annual shareholder report contains important information about the WisdomTree U.S. Value Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. Value Fund	$13	0.12%

How did the Fund perform last year and what affected its performance?

The Fund returned 17.47% at net asset value (NAV) for the fiscal year ended March 31, 2026, outperforming the Fund's primary comparative benchmark, the S&P 500® Value Index, which returned 12.91% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited meaningfully from its exposures to Health Care, Consumer Discretionary and Utilities, all due to strong, positive allocation effects.

  Financials weighed negatively on performance due to poor stock selection effects, while Information Technology also produced a performance headwind due to a combination of negative allocation and stock selection effects.

  Consumer Staples also detracted from performance due to allocation effects, resulting from an overweight when the sector lagged the overall benchmark.

  The Fund's emphasis on shareholder yield, which is a combination of dividend yield and net share buyback yield, was additive during the period. The top four of five quintiles, as measured by shareholder yield, all produced positive performance effects due to varying mixes of allocation effects and/or positive stock selection. This suggests that focusing on companies with high shareholder yield metrics was rewarded during the market environment.

Fund Performance

The following line graph and average annual total return table reflects performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the MSCI USA Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.

Growth of $10,000 Investment

Cumulative Performance for the ten years ended March 31, 2026

Table Summary
	WisdomTree U.S. Value Fund $35,922	MSCI USA Index $37,584	Russell 1000® Index $36,964	Russell 1000® Value Index $27,337	S&P 500® Value Index $29,681
03/31/16	$10,000	$10,000	$10,000	$10,000	$10,000
04/30/16	$9,979	$10,049	$10,054	$10,210	$10,211
05/31/16	$10,005	$10,233	$10,230	$10,369	$10,304
06/30/16	$9,981	$10,260	$10,254	$10,458	$10,396
07/31/16	$10,224	$10,649	$10,644	$10,762	$10,678
08/31/16	$10,235	$10,665	$10,658	$10,845	$10,741
09/30/16	$10,158	$10,677	$10,667	$10,822	$10,701
10/31/16	$10,065	$10,474	$10,459	$10,655	$10,539
11/30/16	$10,665	$10,853	$10,871	$11,263	$11,203
12/31/16	$10,919	$11,055	$11,075	$11,545	$11,488
01/31/17	$11,013	$11,284	$11,298	$11,627	$11,564
02/28/17	$11,406	$11,728	$11,735	$12,045	$12,009
03/31/17	$11,361	$11,744	$11,743	$11,922	$11,866
04/30/17	$11,529	$11,871	$11,867	$11,900	$11,858
05/31/17	$11,634	$12,033	$12,018	$11,888	$11,820
06/30/17	$11,772	$12,109	$12,102	$12,083	$12,044
07/31/17	$12,017	$12,355	$12,342	$12,243	$12,210
08/31/17	$12,019	$12,396	$12,381	$12,101	$12,068
09/30/17	$12,382	$12,649	$12,644	$12,459	$12,463
10/31/17	$12,672	$12,938	$12,934	$12,549	$12,607
11/30/17	$13,307	$13,332	$13,329	$12,934	$13,034
12/31/17	$13,467	$13,477	$13,477	$13,122	$13,252
01/31/18	$14,099	$14,250	$14,217	$13,630	$13,802
02/28/18	$13,521	$13,727	$13,695	$12,979	$13,045
03/31/18	$13,266	$13,392	$13,384	$12,751	$12,779
04/30/18	$13,199	$13,446	$13,430	$12,793	$12,843
05/31/18	$13,400	$13,774	$13,773	$12,869	$12,876
06/30/18	$13,510	$13,867	$13,862	$12,901	$12,958
07/31/18	$14,001	$14,365	$14,340	$13,411	$13,483
08/31/18	$14,405	$14,841	$14,834	$13,609	$13,666
09/30/18	$14,435	$14,909	$14,890	$13,636	$13,717
10/31/18	$13,383	$13,874	$13,837	$12,930	$12,987
11/30/18	$13,708	$14,144	$14,118	$13,316	$13,329
12/31/18	$12,385	$12,870	$12,833	$12,038	$12,066
01/31/19	$13,713	$13,928	$13,908	$12,975	$13,100
02/28/19	$14,259	$14,395	$14,379	$13,389	$13,395
03/31/19	$14,155	$14,661	$14,629	$13,474	$13,537
04/30/19	$14,905	$15,249	$15,220	$13,952	$14,095
05/31/19	$13,546	$14,285	$14,250	$13,055	$13,028
06/30/19	$14,540	$15,288	$15,250	$13,992	$14,081
07/31/19	$14,783	$15,524	$15,487	$14,108	$14,329
08/31/19	$14,204	$15,254	$15,204	$13,693	$13,958
09/30/19	$14,723	$15,525	$15,467	$14,182	$14,480
10/31/19	$15,102	$15,863	$15,795	$14,380	$14,864
11/30/19	$15,720	$16,460	$16,392	$14,825	$15,437
12/31/19	$16,069	$16,942	$16,865	$15,233	$15,918
01/31/20	$15,409	$16,976	$16,883	$14,905	$15,498
02/29/20	$13,848	$15,591	$15,504	$13,461	$14,024
03/31/20	$11,061	$13,614	$13,455	$11,161	$11,885
04/30/20	$12,612	$15,404	$15,233	$12,416	$13,157
05/31/20	$13,316	$16,206	$16,037	$12,841	$13,577
06/30/20	$13,442	$16,576	$16,391	$12,756	$13,447
07/31/20	$14,003	$17,559	$17,351	$13,260	$13,939
08/31/20	$14,553	$18,878	$18,625	$13,808	$14,438
09/30/20	$14,191	$18,174	$17,944	$13,469	$14,092
10/31/20	$14,203	$17,701	$17,511	$13,292	$13,810
11/30/20	$16,320	$19,749	$19,573	$15,080	$15,589
12/31/20	$17,056	$20,563	$20,401	$15,658	$16,134
01/31/21	$17,422	$20,372	$20,233	$15,515	$15,879
02/28/21	$18,221	$20,904	$20,819	$16,453	$16,819
03/31/21	$19,475	$21,691	$21,607	$17,421	$17,872
04/30/21	$20,267	$22,871	$22,770	$18,117	$18,539
05/31/21	$20,700	$22,981	$22,878	$18,540	$18,987
06/30/21	$20,781	$23,621	$23,451	$18,328	$18,764
07/31/21	$20,979	$24,180	$23,939	$18,475	$18,912
08/31/21	$21,605	$24,893	$24,631	$18,841	$19,238
09/30/21	$20,699	$23,718	$23,500	$18,185	$18,605
10/31/21	$21,607	$25,372	$25,131	$19,108	$19,459
11/30/21	$20,989	$25,117	$24,794	$18,435	$18,826
12/31/21	$22,205	$26,109	$25,798	$19,598	$20,152
01/31/22	$21,514	$24,631	$24,343	$19,142	$19,825
02/28/22	$21,402	$23,909	$23,675	$18,919	$19,540
03/31/22	$21,648	$24,750	$24,474	$19,454	$20,119
04/30/22	$20,588	$22,506	$22,293	$18,356	$19,141
05/31/22	$21,109	$22,457	$22,259	$18,713	$19,454
06/30/22	$18,822	$20,598	$20,395	$17,078	$17,853
07/31/22	$20,423	$22,519	$22,294	$18,211	$18,907
08/31/22	$19,938	$21,637	$21,438	$17,668	$18,370
09/30/22	$18,183	$19,631	$19,454	$16,119	$16,814
10/31/22	$20,289	$21,189	$21,015	$17,771	$18,748
11/30/22	$21,572	$22,342	$22,152	$18,882	$19,877
12/31/22	$20,443	$21,028	$20,863	$18,121	$19,100
01/31/23	$22,475	$22,412	$22,262	$19,060	$20,436
02/28/23	$21,909	$21,877	$21,733	$18,388	$19,828
03/31/23	$21,098	$22,654	$22,420	$18,303	$20,087
04/30/23	$21,130	$22,941	$22,698	$18,579	$20,431
05/31/23	$20,472	$23,090	$22,804	$17,862	$20,042
06/30/23	$22,589	$24,630	$24,344	$19,049	$21,420
07/31/23	$23,579	$25,478	$25,181	$19,719	$22,151
08/31/23	$23,268	$25,049	$24,740	$19,186	$21,544
09/30/23	$22,423	$23,874	$23,578	$18,446	$20,544
10/31/23	$21,457	$23,325	$23,008	$17,795	$20,190
11/30/23	$23,286	$25,524	$25,157	$19,138	$22,122
12/31/23	$24,962	$26,727	$26,398	$20,198	$23,345
01/31/24	$25,038	$27,143	$26,767	$20,219	$23,415
02/29/24	$25,994	$28,599	$28,212	$20,965	$24,128
03/31/24	$27,660	$29,509	$29,116	$22,013	$25,225
04/30/24	$26,089	$28,291	$27,877	$21,073	$24,141
05/31/24	$27,221	$29,642	$29,190	$21,741	$24,859
06/30/24	$26,859	$30,702	$30,156	$21,536	$24,697
07/31/24	$28,158	$31,088	$30,595	$22,637	$25,869
08/31/24	$28,802	$31,837	$31,320	$23,244	$26,634
09/30/24	$29,537	$32,522	$31,990	$23,567	$26,932
10/31/24	$29,652	$32,282	$31,766	$23,308	$26,590
11/30/24	$33,014	$34,303	$33,812	$24,796	$28,125
12/31/24	$30,929	$33,430	$32,869	$23,100	$26,214
01/31/25	$32,187	$34,447	$33,915	$24,169	$26,972
02/28/25	$31,790	$33,905	$33,322	$24,267	$27,087
03/31/25	$30,580	$31,921	$31,394	$23,593	$26,287
04/30/25	$29,627	$31,758	$31,207	$22,874	$25,348
05/31/25	$31,109	$33,807	$33,199	$23,678	$26,112
06/30/25	$32,131	$35,547	$34,880	$24,487	$27,074
07/31/25	$32,557	$36,360	$35,655	$24,628	$27,314
08/31/25	$33,787	$37,074	$36,406	$25,412	$28,254
09/30/25	$34,134	$38,435	$37,668	$25,792	$28,752
10/31/25	$33,905	$39,348	$38,481	$25,906	$29,076
11/30/25	$34,690	$39,359	$38,574	$26,594	$29,567
12/31/25	$35,171	$39,363	$38,577	$26,774	$29,671
01/31/26	$36,341	$39,872	$39,108	$27,996	$30,412
02/28/26	$37,491	$39,521	$38,898	$28,722	$31,103
03/31/26	$35,922	$37,584	$36,964	$27,337	$29,681

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Fund NAV Returns	17.47%	13.03%	13.64%
MSCI USA Index	17.74%	11.62%	14.16%
Russell 1000® Index	17.74%	11.34%	13.97%
Russell 1000® Value Index	15.87%	9.43%	10.58%
S&P 500® Value Index	12.91%	10.68%	11.49%

Key Fund Statistics

  Total Net Assets$2,600,568,986
  # of Portfolio Holdings119
  Portfolio Turnover Rate133%
  Investment Advisory Fees Paid, Net$2,116,815

Effective August 1, 2025, the Fund's broad-based securities market index and comparative index changed from the Russell 1000® Index and Russell 1000® Value Index to the MSCI USA Index and S&P 500® Value Index, respectively, because WisdomTree Asset Management, Inc. believes these are more appropriate indexes for the Fund.

What did the Fund invest in?

The tables below show the investment makeup of the Fund on March 31, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Table Summary
NVIDIA Corp.	3.0%
Salesforce, Inc.	2.0%
Zoom Communications, Inc., Class A	1.7%
Target Corp.	1.7%
Citigroup, Inc.	1.6%
Chevron Corp.	1.5%
Southwest Airlines Co.	1.5%
Cisco Systems, Inc.	1.4%
Mosaic Co.	1.4%
Ball Corp.	1.4%

Sector Breakdown (% of Net Assets)

Table Summary
Financials	19.7%
Information Technology	13.4%
Consumer Staples	11.9%
Industrials	10.3%
Energy	9.8%
Consumer Discretionary	8.7%
Health Care	6.4%
Utilities	5.1%
Real Estate	5.1%
Communication Services	4.9%
Other Sectors	4.5%
Other Assets and Liabilities, Net	0.2%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree U.S. Value Fund

Annual Shareholder Report - March 31, 2026

Ticker: WTV

WTV - 032026

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The Registrant, as of the end of the period covered by the Shareholder Reports, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(c)	There have been no amendments, during the period covered by the Shareholder Reports, to a provision of the Code, and that relates to any element of the Code description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the Code that relates to one or more of the items set forth in paragraph (d) of this item’s instructions.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is filed as an Exhibit.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees (the “Board”) has determined that the Registrant has at least one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its Audit Committee. The Board has designated David Chrencik, the Chair of the Audit Committee, as the Audit Committee financial expert. Mr. Chrencik is “independent” as that term is defined under Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $1,012,572 for the fiscal year ended March 31, 2026 and $1,124,801 for the fiscal year ended March 31, 2025.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for the fiscal year ended March 31, 2026 and $0 for the fiscal year ended March 31, 2025.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for service fees for analysis of potential Passive Foreign Investment Companies, tax compliance, International tax compliance, tax advice, and tax planning are $1,309,498 for the fiscal year ended March 31, 2026 and $1,174,071 for the fiscal year ended March 31, 2025.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended March 31, 2026 and $0 for the fiscal year ended March 31, 2025.

(e)	(1)	Disclose the Audit Committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Audit Committee’s pre-approval policy and procedures provide:

The Audit Committee may pre-approve any Audit Service and any non-Audit Service that is not a prohibited non-Audit Service (collectively, “Permissible Audit and Non-Audit Services”). In addition, the Audit Committee may determine that one or more non-Audit Services not specifically prohibited by the SEC should nonetheless be treated as prohibited because such Services may impair the independence of the independent auditor in fact or appearance.

Permissible Audit and Non-Audit Services may include Audit-Related Services. Audit-Related Services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Permissible Audit and Non-Audit Services also may include Tax Services that the Audit Committee believes the independent auditor is best positioned to provide to the Funds. The Audit Committee, however, will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code of 1986, as amended, and related regulations.

The term of any pre-approval is 12 months from the date of such pre-approval unless the Audit Committee specifically pre-approves a different term.

Subject to certain limitations described in this Section, the Audit Committee has delegated its authority and responsibility to pre-approve Permissible Audit and Non-Audit Services to the Audit Committee Chairperson or, if the Audit Committee Chairperson is not available, a subcommittee of one or more Audit Committee members. Pursuant to such delegated authority, the Audit Committee Chairperson or other Audit Committee delegate may pre-approve any proposed Permissible Audit or Non-Audit Services that in the aggregate do not exceed $100,000 (excluding reasonable out-of-pocket expenses) on an annual basis. Such delegated authority is intended to be exercised primarily in connection with time-sensitive requests for the pre-approval of proposed Permissible Audit or Non-Audit Services that arise between regular meetings of the Audit Committee.

Any Permissible Audit or Non-Audit Services pre-approved pursuant to delegated authority will be reported, for informational purposes only, to the Audit Committee at its next regularly scheduled meeting. This policy does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the independent auditor to the Adviser.

Any request for the pre-approval of Permissible Audit and Non-Audit Services to be provided by the independent auditor shall be discussed with the WisdomTree Fund Accounting and Administration group prior to its presentation to the Audit Committee. If such request is to be pre-approved pursuant to delegated authority, the independent auditor shall submit a completed “Independent Audit Firm Audit and Non-Audit Services Pre-Approval Request” Form (the “Request Form”) to the WisdomTree Fund Accounting and Administration group prior to the submission of the request to the Audit Committee Chairperson or other Audit Committee delegate. The Request Form should include a detailed description of the services proposed to be rendered together with information related to proposed or estimated fees and the independent auditor’s conclusion regarding the effect of its provision of such services on its independence.

The WisdomTree Fund Accounting and Administration group will consider each such request and confirm that the proposed services constitute Permissible Audit and Non-Audit Services. The WisdomTree Fund Accounting and Administration group will then notify the Audit Committee Chairperson (or Audit Committee delegate, if appropriate) of its findings and confirmations and provide any related recommendations.

Any pre-approval of Permissible Audit and Non-Audit Services by the Audit Committee or its delegate will be documented either in the minutes of the relevant Audit Committee Meeting if the pre-approval is carried out by the Audit Committee, or by the WisdomTree Fund Accounting and Administration group with such documentation to be maintained together with the relevant Request Form if the pre-approval is carried out by the Audit Committee Chairperson or other Audit Committee delegate pursuant to delegated authority. Any Permissible Audit or Non-Audit Services pre-approved pursuant to delegated authority will be reported, for informational purposes only, to the Audit Committee at its next regularly scheduled meeting.

(e)	(2)	There were no services described in each of paragraphs (b) through (d) of this Item 4 that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

(g)	The aggregate non-audit fees billed by the Registrant's principal accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for each of the last two fiscal years of the Registrant was $2,177,498 for the fiscal year ended March 31, 2026 and $1,174,071 for the fiscal year ended March 31, 2025.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	The Registrant is a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and has a separately-designated standing Audit Committee established in accordance with Section 3(a)(58)A of the Exchange Act. The Registrant’s Audit Committee members are David Chrencik, Philip Goff, Melinda Raso Kirstein, and Victor Ugolyn.

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the financial statements filed under Item 7 of this Form.

-OR-

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The annual financial statements are attached herewith.

WisdomTree Trust

Annual Financial Statements and Other Information

March 31, 2026

WisdomTree U.S. AI Enhanced Value Fund (AIVL)

WisdomTree U.S. High Dividend Fund (DHS)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

WisdomTree U.S. LargeCap Fund (EPS)

WisdomTree U.S. MidCap Dividend Fund (DON)

WisdomTree U.S. MidCap Fund (EZM)

WisdomTree U.S. MidCap Quality Growth Fund (QMID)

WisdomTree U.S. Multifactor Fund (USMF)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

WisdomTree U.S. Quality Growth Fund (QGRW)

WisdomTree U.S. SmallCap Dividend Fund (DES)

WisdomTree U.S. SmallCap Fund (EES)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

WisdomTree U.S. SmallCap Quality Growth Fund (QSML)

WisdomTree U.S. Total Dividend Fund (DTD)

WisdomTree U.S. Value Fund (WTV)

“WisdomTree” is a registered mark of WisdomTree, Inc. and is licensed for use by the WisdomTree Trust.

(This page intentionally left blank.)

Schedule of Investments WisdomTree U.S. AI Enhanced Value Fund (AIVL) March 31, 2026
Investments	Shares	Value
COMMON STOCKS – 99.2%
United States – 96.1%
Aerospace & Defense – 6.3%
General Dynamics Corp.	2,669	$916,054
Hexcel Corp.	40,764	3,299,030
L3Harris Technologies, Inc.	12,458	4,299,879
Rocket Lab Corp.*	15,846	1,017,630
RTX Corp.	45,279	8,734,319
Textron, Inc.	48,023	4,204,894
TransDigm Group, Inc.	803	930,645
Total Aerospace & Defense		23,402,451
Automobile Components – 0.2%
Gentex Corp.	42,344	925,216
Banks – 7.5%
Bank of America Corp.	304,410	14,839,988
U.S. Bancorp	233,502	12,144,439
Wells Fargo & Co.	11,840	942,582
Total Banks		27,927,009
Beverages – 0.7%
Keurig Dr. Pepper, Inc.	102,654	2,702,880
Capital Markets – 7.8%
CME Group, Inc.	3,104	916,766
Intercontinental Exchange, Inc.	69,364	10,909,570
Moody’s Corp.	4,818	2,101,853
Nasdaq, Inc.	136,027	11,547,332
S&P Global, Inc.	8,645	3,677,064
Total Capital Markets		29,152,585
Chemicals – 4.6%
Element Solutions, Inc.	111,288	3,799,372
NewMarket Corp.	1,713	1,097,947
PPG Industries, Inc.	72,582	7,757,564
RPM International, Inc.	13,481	1,340,012
Sherwin-Williams Co.	2,806	899,463
Solstice Advanced Materials, Inc.	30,990	2,360,199
Total Chemicals		17,254,557
Communications Equipment – 3.0%
Ciena Corp.*	21,367	8,295,310
Cisco Systems, Inc.	12,423	963,901
Lumentum Holdings, Inc.*	2,770	1,946,645
Total Communications Equipment		11,205,856
Consumer Staples Distribution & Retail – 0.8%
Walmart, Inc.	23,355	2,902,559
Distributors – 0.2%
LKQ Corp.	30,477	895,109
Diversified Telecommunication Services – 3.2%
Comcast Corp., Class A	419,314	12,038,505
Investments	Shares	Value
Electric Utilities – 3.1%
Eversource Energy	14,465	$1,002,135
Exelon Corp.	20,717	1,015,547
FirstEnergy Corp.	20,617	1,044,457
PG&E Corp.	333,945	5,867,414
PPL Corp.	65,638	2,507,372
Total Electric Utilities		11,436,925
Electronic Equipment, Instruments & Components – 3.1%
Teledyne Technologies, Inc.*	19,257	11,650,678
Financial Services – 0.3%
Jack Henry & Associates, Inc.	5,941	938,916
Gas Utilities – 0.2%
MDU Resources Group, Inc.(a)	44,166	915,120
Ground Transportation – 3.0%
CSX Corp.	172,175	7,067,784
Union Pacific Corp.	17,700	4,294,374
Total Ground Transportation		11,362,158
Health Care Equipment & Supplies – 7.2%
Becton Dickinson & Co.	22,770	3,580,127
Boston Scientific Corp.*	121,199	7,605,237
Dexcom, Inc.*	18,486	1,160,921
GE HealthCare Technologies, Inc.	16,531	1,176,677
Medtronic PLC	143,168	12,405,507
Zimmer Biomet Holdings, Inc.	9,917	896,695
Total Health Care Equipment & Supplies		26,825,164
Health Care REITs – 0.3%
Omega Healthcare Investors, Inc.	22,290	976,748
Hotels, Restaurants & Leisure – 1.7%
Airbnb, Inc., Class A*	32,009	4,042,096
Aramark	27,855	1,129,242
Carnival Corp.	51,694	1,337,841
Total Hotels, Restaurants & Leisure		6,509,179
Household Products – 4.1%
Colgate-Palmolive Co.	28,140	2,398,372
Procter & Gamble Co.	89,219	12,886,793
Total Household Products		15,285,165
Industrial Conglomerates – 3.0%
Honeywell International, Inc.	50,365	11,384,001
Industrial REITs – 0.6%
First Industrial Realty Trust, Inc.	38,242	2,212,300
Insurance – 2.4%
Marsh & McLennan Cos., Inc.	16,498	2,861,578
Old Republic International Corp.	71,691	2,860,471
Reinsurance Group of America, Inc.	16,796	3,429,071
Total Insurance		9,151,120
Interactive Media & Services – 0.5%
Alphabet, Inc., Class A	5,892	1,694,304

See Notes to Financial Statements.

WisdomTree Trust    1

Schedule of Investments (continued) WisdomTree U.S. AI Enhanced Value Fund (AIVL) March 31, 2026
Investments	Shares	Value
Life Sciences Tools & Services – 3.7%
Agilent Technologies, Inc.	23,283	$2,653,796
Bio-Techne Corp.(a)	17,064	891,765
Danaher Corp.	33,719	6,393,122
Mettler-Toledo International, Inc.*	729	919,415
QIAGEN NV	46,104	1,846,004
Sotera Health Co.*	68,640	984,298
Total Life Sciences Tools & Services		13,688,400
Machinery – 5.9%
AGCO Corp.	8,362	968,905
CNH Industrial NV	96,126	1,057,386
Donaldson Co., Inc.	30,790	2,613,147
Fortive Corp.	185,178	10,236,640
IDEX Corp.	5,564	1,054,656
Ingersoll Rand, Inc.	20,788	1,665,535
Otis Worldwide Corp.	11,913	918,254
Pentair PLC	25,594	2,229,493
Toro Co.	12,529	1,170,710
Total Machinery		21,914,726
Media – 0.3%
Fox Corp., Class A	17,373	1,014,583
Multi-Utilities – 6.2%
CenterPoint Energy, Inc.	218,903	9,447,853
Dominion Energy, Inc.	23,604	1,459,199
NiSource, Inc.	240,407	11,217,391
Public Service Enterprise Group, Inc.	12,288	994,714
Total Multi-Utilities		23,119,157
Oil, Gas & Consumable Fuels – 2.9%
Antero Midstream Corp.	318,623	7,264,604
Chevron Corp.	4,315	892,773
Kinder Morgan, Inc.	78,884	2,644,981
Total Oil, Gas & Consumable Fuels		10,802,358
Pharmaceuticals – 0.2%
Pfizer, Inc.	32,745	919,480
Professional Services – 0.2%
Automatic Data Processing, Inc.	4,426	899,275
Semiconductors & Semiconductor Equipment – 3.3%
Micron Technology, Inc.	33,378	11,276,423
Skyworks Solutions, Inc.(a)	17,321	927,540
Total Semiconductors & Semiconductor Equipment		12,203,963
Software – 1.5%
Bentley Systems, Inc., Class B	34,336	1,205,880
Datadog, Inc., Class A*	17,538	2,070,361
Dolby Laboratories, Inc., Class A(a)	16,170	971,170
Dropbox, Inc., Class A*	57,597	1,308,604
Total Software		5,556,015
Specialty Retail – 0.3%
Wayfair, Inc., Class A*	14,168	1,065,575
Investments	Shares	Value
Technology Hardware, Storage & Peripherals – 2.8%
Hewlett Packard Enterprise Co.	142,799	$3,400,044
HP, Inc.	52,759	1,013,500
Sandisk Corp.*	3,336	2,119,494
Western Digital Corp.	15,160	4,100,629
Total Technology Hardware, Storage & Peripherals		10,633,667
Textiles, Apparel & Luxury Goods – 0.6%
NIKE, Inc., Class B	39,615	2,092,464
Tobacco – 4.4%
Altria Group, Inc.	183,230	12,091,348
Philip Morris International, Inc.	25,735	4,255,025
Total Tobacco		16,346,373
Total United States		359,004,541
Australia – 0.9%
Metals & Mining – 0.9%
Anglogold Ashanti PLC	35,990	3,503,986
Brazil – 0.8%
Capital Markets – 0.8%
XP, Inc., Class A	153,545	2,923,497
Canada – 1.2%
Hotels, Restaurants & Leisure – 1.2%
Restaurant Brands International, Inc.	59,765	4,416,633
South Korea – 0.2%
Broadline Retail – 0.2%
Coupang, Inc.*	49,753	939,337
TOTAL COMMON STOCKS (COST: $354,088,326)		370,787,994
EXCHANGE-TRADED FUND – 0.3%
United States – 0.3%
iShares Russell 1000 Value ETF(a) (Cost: $1,056,500)	5,141	1,098,478
MUTUAL FUND – 0.4%
United States – 0.4%
Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.54%(b) (Cost: $1,437,268)	1,437,268	1,437,268
TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $356,582,094)		373,323,740
Other Assets less Liabilities – 0.1%		251,973
NET ASSETS – 100.0%		$373,575,713

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at March 31, 2026 (See Note 2). At March 31, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $3,040,547. The Fund also had securities on loan having a total market value of $1,416,846 that were sold and pending settlement. The total market value of the collateral held by the Fund was $4,496,164, which was entirely composed of non-cash U.S. Government securities.

(b)  Rate shown represents annualized 7-day yield as of March 31, 2026.

See Notes to Financial Statements.

2    WisdomTree Trust

Schedule of Investments (concluded) WisdomTree U.S. AI Enhanced Value Fund (AIVL) March 31, 2026

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$370,787,994	$ —	$—	$370,787,994
Exchange-Traded Fund	1,098,478	—	—	1,098,478
Mutual Fund	—	1,437,268	—	1,437,268
Total Investments in Securities	$371,886,472	$1,437,268	$—	$373,323,740

See Notes to Financial Statements.

WisdomTree Trust    3

Schedule of Investments WisdomTree U.S. High Dividend Fund (DHS) March 31, 2026
Investments	Shares	Value
COMMON STOCKS – 99.7%
United States – 99.6%
Aerospace & Defense – 1.8%
TransDigm Group, Inc.	22,770	$26,389,519
Automobile Components – 0.2%
LCI Industries	16,708	2,054,750
Standard Motor Products, Inc.	15,202	528,117
Total Automobile Components		2,582,867
Automobiles – 1.1%
Ford Motor Co.	1,380,933	15,935,967
Banks – 12.4%
Arrow Financial Corp.	11,359	381,322
Associated Banc-Corp.	92,216	2,384,706
Atlantic Union Bankshares Corp.	71,290	2,547,905
Bank of Hawaii Corp.	27,613	2,050,265
Bank of Marin Bancorp	12,642	324,014
Bank OZK	52,493	2,408,904
Bar Harbor Bankshares	11,850	384,532
Burke & Herbert Financial Services Corp.	9,216	574,065
Camden National Corp.	11,610	550,894
Capitol Federal Financial, Inc.	78,048	556,482
Central Pacific Financial Corp.	18,543	592,634
ChoiceOne Financial Services, Inc.	10,314	290,030
Citizens & Northern Corp.	9,793	218,776
Citizens Financial Group, Inc.	107,680	6,457,570
Citizens Financial Services, Inc.	3,520	215,248
Columbia Banking System, Inc.	133,706	3,667,556
Community Financial System, Inc.	31,894	1,870,583
Community Trust Bancorp, Inc.	13,798	837,815
Cullen/Frost Bankers, Inc.	22,035	3,020,558
CVB Financial Corp.	89,759	1,740,427
Dime Community Bancshares, Inc.	29,668	1,003,372
Eagle Financial Services, Inc.	3,695	129,251
Farmers & Merchants Bancorp, Inc.	9,873	253,440
Farmers National Banc Corp.	21,986	289,336
Fidelity D&D Bancorp, Inc.	4,229	183,031
Fifth Third Bancorp	242,921	11,286,110
Financial Institutions, Inc.	13,875	439,976
First Bancorp, Inc.	8,262	231,584
First Busey Corp.	61,990	1,566,487
First Commonwealth Financial Corp.	72,867	1,281,002
First Financial Bancorp	66,532	1,854,912
First Financial Corp.	7,333	463,446
First Hawaiian, Inc.(a)	81,143	1,999,364
First Interstate BancSystem, Inc., Class A	68,333	2,282,322
First Merchants Corp.	40,403	1,564,808
Flushing Financial Corp.	23,087	354,616
Fulton Financial Corp.	108,663	2,210,205
Hanmi Financial Corp.	20,687	545,309
Investments	Shares	Value
HBT Financial, Inc.	21,686	$579,450
Heritage Commerce Corp.	41,892	522,812
Heritage Financial Corp.	24,543	638,118
Horizon Bancorp, Inc.	34,420	570,339
Huntington Bancshares, Inc.	413,505	6,471,353
Independent Bank Corp.	26,484	1,991,862
Kearny Financial Corp.	44,037	332,479
KeyCorp	341,672	6,850,524
Lakeland Financial Corp.	18,089	1,037,947
LCNB Corp.	9,885	154,107
Linkbancorp, Inc.	26,844	223,879
Mechanics Bancorp, Class A	155,764	2,297,519
Mercantile Bank Corp.	11,416	576,508
Metrocity Bankshares, Inc.	18,134	519,902
Midland States Bancorp, Inc.	12,930	288,468
National Bank Holdings Corp., Class A	26,414	1,034,372
NBT Bancorp, Inc.	36,335	1,547,144
Northeast Community Bancorp, Inc.	9,893	235,453
Northfield Bancorp, Inc.	29,090	393,879
Northwest Bancshares, Inc.	91,961	1,166,985
Norwood Financial Corp.	6,641	195,378
OceanFirst Financial Corp.	35,725	644,479
OP Bancorp	11,114	147,816
Parke Bancorp, Inc.	8,603	244,325
PCB Bancorp	9,312	209,427
Peoples Bancorp, Inc.(a)	25,919	851,958
Peoples Financial Services Corp.	7,078	377,470
PNC Financial Services Group, Inc.	83,340	17,342,221
Primis Financial Corp.	19,074	253,303
Princeton Bancorp, Inc.	5,138	173,510
Prosperity Bancshares, Inc.	34,844	2,340,820
Provident Financial Services, Inc.	89,363	1,890,921
RBB Bancorp	11,860	253,448
Regions Financial Corp.	263,087	6,871,832
S&T Bancorp, Inc.	26,416	1,104,981
Sierra Bancorp	10,134	343,745
Southside Bancshares, Inc.	18,045	561,019
Timberland Bancorp, Inc.	5,632	222,070
Tompkins Financial Corp.	9,887	779,491
Towne Bank	52,521	1,768,382
Truist Financial Corp.	357,776	16,446,963
TrustCo Bank Corp.	11,778	515,641
U.S. Bancorp	389,317	20,248,377
United Bankshares, Inc.	66,140	2,739,519
United Community Banks, Inc.	67,492	2,125,323
Valley National Bancorp	233,068	2,862,075
Virginia National Bankshares Corp.	3,748	143,174
WaFd, Inc.	53,408	1,677,011
Washington Trust Bancorp, Inc.	13,383	447,795
WesBanco, Inc.	60,365	2,081,989

See Notes to Financial Statements.

4    WisdomTree Trust

Schedule of Investments (continued) WisdomTree U.S. High Dividend Fund (DHS) March 31, 2026
Investments	Shares	Value
West BanCorp, Inc.	11,812	$281,007
Westamerica BanCorp	18,204	949,339
Zions Bancorp NA	52,365	3,017,271
Total Banks		176,558,037
Beverages – 3.5%
Brown-Forman Corp., Class A	74,084	1,984,710
PepsiCo, Inc.	311,683	48,401,253
Total Beverages		50,385,963
Biotechnology – 4.4%
AbbVie, Inc.	290,340	63,146,047
Broadline Retail – 0.4%
Dillard’s, Inc., Class A	6,363	3,640,336
Macy’s, Inc.	107,670	1,947,750
Total Broadline Retail		5,588,086
Building Products – 0.0%
Insteel Industries, Inc.	12,808	430,477
Capital Markets – 4.1%
Ares Management Corp., Class A	43,147	4,707,338
Blackstone, Inc.	217,604	25,022,284
Blue Owl Capital, Inc.	726,981	6,637,337
Cohen & Steers, Inc.	34,101	2,133,018
Diamond Hill Investment Group, Inc.	1,921	330,604
Franklin Resources, Inc.	226,133	5,341,261
GCM Grosvenor, Inc., Class A	38,177	374,135
Lazard, Inc.	44,249	1,879,697
Moelis & Co., Class A(a)	45,113	2,571,441
T Rowe Price Group, Inc.	71,546	6,449,156
TPG, Inc.	46,964	1,902,512
Virtus Investment Partners, Inc.	4,164	559,433
Total Capital Markets		57,908,216
Chemicals – 1.0%
Avient Corp.	59,970	2,176,911
Eastman Chemical Co.	55,211	4,213,704
Kronos Worldwide, Inc.	107,979	709,422
Mosaic Co.	119,182	3,039,141
Olin Corp.	82,781	2,461,079
Scotts Miracle-Gro Co.	38,253	2,326,165
Total Chemicals		14,926,422
Commercial Services & Supplies – 0.3%
ACCO Brands Corp.	63,005	189,015
Deluxe Corp.(a)	30,781	847,708
Ennis, Inc.	16,728	358,314
HNI Corp.	32,075	1,070,984
NL Industries, Inc.	35,388	206,312
Pitney Bowes, Inc.(a)	119,536	1,320,873
Quad/Graphics, Inc.	25,654	169,573
Total Commercial Services & Supplies		4,162,779
Investments	Shares	Value
Consumer Finance – 0.3%
OneMain Holdings, Inc.	80,768	$4,320,280
Regional Management Corp.	7,642	246,455
Total Consumer Finance		4,566,735
Consumer Staples Distribution & Retail – 0.9%
Albertsons Cos., Inc., Class A(a)	182,709	3,113,361
Target Corp.	80,469	9,752,843
Village Super Market, Inc., Class A	8,542	360,729
Total Consumer Staples Distribution & Retail		13,226,933
Containers & Packaging – 0.4%
Greif, Inc., Class B(a)	15,009	1,313,888
Myers Industries, Inc.	26,775	567,094
Sonoco Products Co.(a)	59,330	3,209,160
Total Containers & Packaging		5,090,142
Distributors – 0.0%
Weyco Group, Inc.	6,659	213,421
Diversified Consumer Services – 0.1%
H&R Block, Inc.	61,143	1,940,679
Matthews International Corp., Class A(a)	21,729	561,043
Total Diversified Consumer Services		2,501,722
Diversified REITs – 0.3%
Alpine Income Property Trust, Inc.	9,890	178,020
American Assets Trust, Inc.	44,898	826,572
Broadstone Net Lease, Inc.	135,020	2,466,815
CTO Realty Growth, Inc.	22,993	425,141
Total Diversified REITs		3,896,548
Diversified Telecommunication Services – 9.0%
AT&T, Inc.	1,857,261	53,841,996
ATN International, Inc.	8,860	241,169
Comcast Corp., Class A	1,070,591	30,736,668
Iridium Communications, Inc.	71,296	1,977,751
Verizon Communications, Inc.	856,163	42,979,383
Total Diversified Telecommunication Services		129,776,967
Electric Utilities – 7.1%
Alliant Energy Corp.	29,309	2,103,214
American Electric Power Co., Inc.	126,406	16,569,298
Duke Energy Corp.	221,725	29,032,672
Edison International	84,033	6,149,535
Evergy, Inc.	20,667	1,693,041
Eversource Energy	59,823	4,144,537
Exelon Corp.	256,148	12,556,375
FirstEnergy Corp.	140,904	7,138,197
OGE Energy Corp.	19,320	926,587
Pinnacle West Capital Corp.	11,016	1,109,862
Portland General Electric Co.	9,300	490,761
PPL Corp.	65,474	2,501,107
Southern Co.	183,989	17,758,618
Total Electric Utilities		102,173,804

See Notes to Financial Statements.

WisdomTree Trust    5

Schedule of Investments (continued) WisdomTree U.S. High Dividend Fund (DHS) March 31, 2026
Investments	Shares	Value
Energy Equipment & Services – 0.1%
Archrock, Inc.	13,519	$470,462
Helmerich & Payne, Inc.	7,272	262,010
Kodiak Gas Services, Inc.	6,694	390,394
Patterson-UTI Energy, Inc.	30,299	328,138
Total Energy Equipment & Services		1,451,004
Entertainment – 0.0%
CuriosityStream, Inc.	41,719	123,488
Financial Services – 0.8%
Alerus Financial Corp.	17,606	417,438
Federal Agricultural Mortgage Corp., Class C	7,073	1,049,280
HA Sustainable Infrastructure Capital, Inc.	74,395	2,734,016
Jackson Financial, Inc., Class A	25,562	2,702,415
NewtekOne, Inc.	18,892	206,867
TFS Financial Corp.(a)	205,089	2,881,500
UWM Holdings Corp.	168,959	611,632
Waterstone Financial, Inc.	11,241	202,675
Total Financial Services		10,805,823
Food Products – 4.0%
Archer-Daniels-Midland Co.	115,823	8,419,174
Calavo Growers, Inc.	13,226	341,098
Cal-Maine Foods, Inc.(a)	33,363	2,640,681
Campbell’s Company/The	125,343	2,791,389
General Mills, Inc.	104,309	3,882,381
Hershey Co.	32,821	6,823,158
J M Smucker Co.	40,639	3,919,225
Kraft Heinz Co.	276,530	6,219,160
Mondelez International, Inc., Class A	299,820	17,281,625
Tyson Foods, Inc., Class A	81,565	5,225,869
Total Food Products		57,543,760
Gas Utilities – 0.2%
New Jersey Resources Corp.	8,173	448,861
Northwest Natural Holding Co.	4,012	213,519
ONE Gas, Inc.	3,888	334,873
Southwest Gas Holdings, Inc.	5,492	477,255
Spire, Inc.	5,935	537,355
UGI Corp.	17,735	645,909
Total Gas Utilities		2,657,772
Health Care Equipment & Supplies – 0.0%
Embecta Corp.	43,935	388,385
Health Care Providers & Services – 1.4%
CVS Health Corp.	276,822	19,881,356
National Research Corp.	17,042	289,373
Total Health Care Providers & Services		20,170,729
Health Care REITs – 0.5%
LTC Properties, Inc.	32,660	1,213,646
Medical Properties Trust, Inc.(a)	427,548	1,979,547
Investments	Shares	Value
Sabra Health Care REIT, Inc.(a)	169,056	$3,250,947
Sila Realty Trust, Inc.	38,736	917,268
Universal Health Realty Income Trust	9,644	390,293
Total Health Care REITs		7,751,701
Hotel & Resort REITs – 0.0%
Summit Hotel Properties, Inc.	79,658	352,088
Hotels, Restaurants & Leisure – 0.9%
Darden Restaurants, Inc.	30,468	5,972,947
Papa John’s International, Inc.(a)	22,557	731,072
Travel & Leisure Co.	37,217	2,575,044
Vail Resorts, Inc.(a)	22,475	2,883,992
Wendy’s Co.(a)	94,164	654,440
Total Hotels, Restaurants & Leisure		12,817,495
Household Durables – 0.1%
Cricut, Inc., Class A	60,829	227,500
Ethan Allen Interiors, Inc.	18,238	405,978
Total Household Durables		633,478
Household Products – 0.9%
Clorox Co.	46,367	4,805,012
Energizer Holdings, Inc.(a)	46,899	770,081
Kimberly-Clark Corp.	59,029	5,694,528
Reynolds Consumer Products, Inc.	96,184	2,037,177
Total Household Products		13,306,798
Independent Power & Renewable Electricity Producers – 0.1%
AES Corp.	56,940	802,285
Clearway Energy, Inc., Class A	2,336	91,501
Total Independent Power & Renewable Electricity Producers		893,786
Industrial REITs – 0.3%
Americold Realty Trust, Inc.	195,767	2,243,490
LXP Industrial Trust	41,640	1,926,266
One Liberty Properties, Inc.(a)	16,482	353,704
Total Industrial REITs		4,523,460
Insurance – 3.4%
American Financial Group, Inc.	36,679	4,684,275
Donegal Group, Inc., Class A	22,098	379,644
Fidelity National Financial, Inc.	77,143	3,577,892
First American Financial Corp.	39,466	2,379,405
Horace Mann Educators Corp.	29,248	1,248,305
Investors Title Co.	1,523	331,009
Lincoln National Corp.	81,221	2,883,346
MetLife, Inc.	199,837	14,132,473
Principal Financial Group, Inc.	61,621	5,552,668
Prudential Financial, Inc.	111,603	10,902,497
RLI Corp.	42,705	2,435,893
Safety Insurance Group, Inc.	9,685	703,518
Total Insurance		49,210,925

See Notes to Financial Statements.

6    WisdomTree Trust

Schedule of Investments (continued) WisdomTree U.S. High Dividend Fund (DHS) March 31, 2026
Investments	Shares	Value
Interactive Media & Services – 0.0%
Shutterstock, Inc.	22,938	$381,000
IT Services – 0.0%
Information Services Group, Inc.	24,668	94,725
Leisure Products – 0.6%
Hasbro, Inc.	56,472	5,285,779
Johnson Outdoors, Inc., Class A	7,153	332,686
Marine Products Corp.	27,751	201,750
Polaris, Inc.(a)	32,640	1,778,880
Smith & Wesson Brands, Inc.	31,519	451,667
Total Leisure Products		8,050,762
Machinery – 1.6%
Douglas Dynamics, Inc.	16,630	699,957
Omega Flex, Inc.	7,735	240,094
PACCAR, Inc.	131,076	15,139,278
Stanley Black & Decker, Inc.	58,483	4,155,802
Trinity Industries, Inc.	56,028	1,802,981
Wabash National Corp.	28,030	241,619
Total Machinery		22,279,731
Media – 0.9%
Entravision Communications Corp., Class A	56,409	167,535
Gray Media, Inc.	66,029	286,566
John Wiley & Sons, Inc., Class A	29,837	1,136,790
Nexstar Media Group, Inc.	13,585	2,456,575
Omnicom Group, Inc.	61,868	4,659,279
Sinclair, Inc.	33,374	431,859
Sirius XM Holdings, Inc.	157,850	3,643,178
Total Media		12,781,782
Metals & Mining – 0.2%
Kaiser Aluminum Corp.	10,429	1,256,799
Mesabi Trust(a)	10,238	322,497
Ryerson Holding Corp.	22,212	499,326
Total Metals & Mining		2,078,622
Multi-Utilities – 1.8%
Avista Corp.	7,944	318,872
Black Hills Corp.	5,666	393,277
Consolidated Edison, Inc.	47,284	5,351,603
Dominion Energy, Inc.	179,799	11,115,174
DTE Energy Co.	20,052	2,932,004
Northwestern Energy Group, Inc.	4,077	268,837
WEC Energy Group, Inc.(a)	40,324	4,668,310
Total Multi-Utilities		25,048,077
Office REITs – 0.3%
Highwoods Properties, Inc.	74,443	1,593,825
Postal Realty Trust, Inc., Class A(a)	19,160	355,609
SL Green Realty Corp.	54,038	1,996,164
Total Office REITs		3,945,598
Investments	Shares	Value
Oil, Gas & Consumable Fuels – 10.2%
Antero Midstream Corp.	40,854	$931,471
APA Corp.	27,462	1,165,487
California Resources Corp.	7,086	490,493
Chevron Corp.	196,761	40,709,851
Chord Energy Corp.	3,842	546,256
ConocoPhillips	93,364	12,324,048
Coterra Energy, Inc.	62,528	2,197,234
Crescent Energy Co., Class A(a)	20,494	276,669
Diversified Energy Co.	6,304	109,942
EOG Resources, Inc.	42,858	6,195,981
Exxon Mobil Corp.	344,808	58,500,125
Granite Ridge Resources, Inc.	9,391	55,125
HF Sinclair Corp.	14,519	905,840
Kinder Morgan, Inc.	172,354	5,779,030
Matador Resources Co.	9,579	605,201
Murphy Oil Corp.	10,923	450,574
Northern Oil & Gas, Inc.	6,386	186,663
Permian Resources Corp., Class A	58,145	1,239,651
Phillips 66	30,434	5,544,466
Riley Exploration Permian, Inc.	1,245	45,380
Sunococorp LLC	4,215	259,855
VAALCO Energy, Inc.	8,502	53,903
Williams Cos., Inc.	92,734	6,749,181
Total Oil, Gas & Consumable Fuels		145,322,426
Paper & Forest Products – 0.1%
Sylvamo Corp.	27,978	1,181,791
Personal Care Products – 0.1%
Inter Parfums, Inc.(a)	21,967	1,995,482
Pharmaceuticals – 9.3%
Bristol-Myers Squibb Co.	596,245	36,162,259
Merck & Co., Inc.	490,945	59,055,774
Pfizer, Inc.	1,154,111	32,407,437
Viatris, Inc.	414,140	5,595,032
Total Pharmaceuticals		133,220,502
Professional Services – 0.1%
Concentrix Corp.(a)	42,737	1,169,284
Kelly Services, Inc., Class A	23,042	203,922
Kforce, Inc.	13,026	380,880
Total Professional Services		1,754,086
Residential REITs – 0.1%
BRT Apartments Corp.	13,583	181,197
UMH Properties, Inc.	60,226	869,061
Total Residential REITs		1,050,258
Retail REITs – 0.5%
Alexander’s, Inc.(a)	3,480	821,976
Getty Realty Corp.	39,749	1,264,018
NNN REIT, Inc.	96,461	4,054,256

See Notes to Financial Statements.

WisdomTree Trust    7

Schedule of Investments (continued) WisdomTree U.S. High Dividend Fund (DHS) March 31, 2026
Investments	Shares	Value
Saul Centers, Inc.	15,612	$508,639
Total Retail REITs		6,648,889
Semiconductors & Semiconductor Equipment – 2.5%
NVE Corp.	3,082	201,871
Skyworks Solutions, Inc.	53,316	2,855,072
Texas Instruments, Inc.	169,994	33,002,635
Total Semiconductors & Semiconductor Equipment		36,059,578
Software – 0.0%
OneSpan, Inc.	26,743	281,604
Specialized REITs – 0.7%
EPR Properties	52,858	2,640,786
Four Corners Property Trust, Inc.	74,936	1,772,236
Millrose Properties, Inc.	102,346	2,865,688
National Storage Affiliates Trust	53,113	2,004,485
Total Specialized REITs		9,283,195
Specialty Retail – 1.0%
Bath & Body Works, Inc.	117,635	2,196,246
Best Buy Co., Inc.	78,722	5,053,952
Buckle, Inc.	35,199	1,772,622
Haverty Furniture Cos., Inc.	11,105	235,204
Monro, Inc.(a)	21,559	345,806
Penske Automotive Group, Inc.	19,890	2,973,953
Upbound Group, Inc.	39,042	704,708
Winmark Corp.	2,375	1,015,431
Total Specialty Retail		14,297,922
Textiles, Apparel & Luxury Goods – 0.1%
Carter’s, Inc.	23,005	822,659
Movado Group, Inc.	11,572	282,588
Total Textiles, Apparel & Luxury Goods		1,105,247
Tobacco – 9.1%
Altria Group, Inc.	1,076,175	71,016,788
Philip Morris International, Inc.	356,068	58,872,283
Universal Corp.	17,755	935,689
Total Tobacco		130,824,760
Investments	Shares	Value
Trading Companies & Distributors – 0.3%
Global Industrial Co.	26,950	$849,464
Karat Packaging, Inc.	10,825	302,234
MSC Industrial Direct Co., Inc., Class A	30,101	2,777,419
Total Trading Companies & Distributors		3,929,117
Water Utilities – 0.1%
Essential Utilities, Inc.	22,426	903,095
Wireless Telecommunication Services – 0.0%
Spok Holdings, Inc.	15,424	168,122
Total United States		1,424,777,715
Puerto Rico – 0.1%
Banks – 0.1%
First BanCorp	107,921	2,305,193
TOTAL COMMON STOCKS (COST: $1,246,605,524)		1,427,082,908
MUTUAL FUND – 0.1%
United States – 0.1%
Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.54%(b)
(Cost: $777,758)	777,758	777,758
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.3%
United States – 0.3%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%(b)
(Cost: $4,068,660)	4,068,660	4,068,660
TOTAL INVESTMENTS IN SECURITIES – 100.1% (Cost: $1,251,451,942)		1,431,929,326
Other Liabilities less Assets – (0.1)%		(874,980)
NET ASSETS – 100.0%		$1,431,054,346

(a)   Security, or portion thereof, was on loan at March 31, 2026 (See Note 2). At March 31, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $27,896,875 and the total market value of the collateral held by the Fund was $28,103,665. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $24,035,005.

(b)  Rate shown represents annualized 7-day yield as of March 31, 2026.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended March 31, 2026 were as follows:

Affiliate	Value at 3/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2026	Dividend Income
WisdomTree U.S. Total Dividend Fund	$1,239,126	$6,673,277	$7,789,212	$(152,595)	$29,404	$—^	$20,982

^        As of March 31, 2026, the Fund did not hold a position in this affiliate.

See Notes to Financial Statements.

8    WisdomTree Trust

Schedule of Investments (concluded) WisdomTree U.S. High Dividend Fund (DHS) March 31, 2026

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,427,082,908	$ —	$—	$1,427,082,908
Mutual Fund	—	777,758	—	777,758
Investment of Cash Collateral for Securities Loaned	—	4,068,660	—	4,068,660
Total Investments in Securities	$1,427,082,908	$4,846,418	$—	$1,431,929,326

See Notes to Financial Statements.

WisdomTree Trust    9

Schedule of Investments WisdomTree U.S. LargeCap Dividend Fund (DLN) March 31, 2026
Investments	Shares	Value
COMMON STOCKS – 99.9%
United States – 99.9%
Aerospace & Defense – 2.8%
Curtiss-Wright Corp.	1,131	$770,347
General Dynamics Corp.	57,016	19,569,032
General Electric Co.	63,644	18,060,258
HEICO Corp., Class A	4,656	982,835
HEICO Corp.	2,347	643,547
Howmet Aerospace, Inc.	17,319	3,991,337
L3Harris Technologies, Inc.	25,127	8,672,584
Lockheed Martin Corp.	57,155	34,543,910
Northrop Grumman Corp.	18,959	12,934,588
RTX Corp.	172,542	33,283,352
TransDigm Group, Inc.	20,358	23,594,108
Woodward, Inc.	3,019	1,080,560
Total Aerospace & Defense		158,126,458
Air Freight & Logistics – 0.3%
CH Robinson Worldwide, Inc.	21,074	3,499,759
Expeditors International of Washington, Inc.	12,726	1,822,745
FedEx Corp.	39,940	14,225,829
Total Air Freight & Logistics		19,548,333
Automobiles – 0.4%
Ford Motor Co.	1,407,778	16,245,758
General Motors Co.	60,469	4,504,941
Total Automobiles		20,750,699
Banks – 8.2%
Bank of America Corp.	1,209,955	58,985,306
Citigroup, Inc.	335,509	38,050,076
Citizens Financial Group, Inc.	115,457	6,923,956
Fifth Third Bancorp	195,724	9,093,337
First Citizens BancShares, Inc., Class A	711	1,339,993
Huntington Bancshares, Inc.	400,296	6,264,633
JPMorgan Chase & Co.	631,882	185,874,409
KeyCorp	396,560	7,951,028
M&T Bank Corp.	37,385	7,728,227
PNC Financial Services Group, Inc.	108,267	22,529,280
Regions Financial Corp.	290,943	7,599,431
Truist Financial Corp.	453,220	20,834,524
U.S. Bancorp	516,408	26,858,380
Wells Fargo & Co.	775,498	61,737,396
Total Banks		461,769,976
Beverages – 2.6%
Coca-Cola Co.	994,939	75,665,111
Constellation Brands, Inc., Class A	35,235	5,285,250
PepsiCo, Inc.	424,161	65,867,962
Total Beverages		146,818,323
Investments	Shares	Value
Biotechnology – 3.7%
AbbVie, Inc.	424,128	$92,243,599
Amgen, Inc.	178,099	62,664,133
Gilead Sciences, Inc.	374,337	52,171,348
Regeneron Pharmaceuticals, Inc.	4,883	3,772,801
Total Biotechnology		210,851,881
Broadline Retail – 0.1%
eBay, Inc.	77,245	7,030,840
Capital Markets – 5.4%
Ameriprise Financial, Inc.	11,587	5,149,263
Ares Management Corp., Class A	39,954	4,358,981
Bank of New York Mellon Corp.	157,925	18,734,643
Blackrock, Inc.	23,049	22,166,454
Blackstone, Inc.	188,946	21,726,901
Carlyle Group, Inc.	54,356	2,630,287
Cboe Global Markets, Inc.	13,664	3,840,540
Charles Schwab Corp.	171,589	16,125,934
CME Group, Inc.	52,429	15,484,905
Goldman Sachs Group, Inc.	68,462	57,918,167
Interactive Brokers Group, Inc., Class A	28,600	1,918,202
Intercontinental Exchange, Inc.	57,147	8,988,080
KKR & Co., Inc.	35,211	3,257,018
LPL Financial Holdings, Inc.	4,971	1,495,426
Moody’s Corp.	17,125	7,470,781
Morgan Stanley	435,970	71,747,583
MSCI, Inc.	6,820	3,676,048
Nasdaq, Inc.	57,013	4,839,834
Northern Trust Corp.	39,857	5,562,841
Raymond James Financial, Inc.	24,105	3,490,163
S&P Global, Inc.	20,094	8,546,782
State Street Corp.	67,902	8,593,677
T Rowe Price Group, Inc.(a)	66,014	5,950,502
Tradeweb Markets, Inc., Class A	6,956	818,443
Total Capital Markets		304,491,455
Chemicals – 0.4%
Corteva, Inc.	57,320	4,798,257
Ecolab, Inc.	22,636	6,021,629
PPG Industries, Inc.	41,993	4,488,212
Sherwin-Williams Co.	20,344	6,521,269
Total Chemicals		21,829,367
Commercial Services & Supplies – 0.3%
Cintas Corp.	31,053	5,252,305
Republic Services, Inc.	28,059	6,145,482
Rollins, Inc.	68,354	3,650,787
Veralto Corp.	19,486	1,722,952
Total Commercial Services & Supplies		16,771,526

See Notes to Financial Statements.

10 WisdomTree Trust

Schedule of Investments (continued) WisdomTree U.S. LargeCap Dividend Fund (DLN) March 31, 2026
Investments	Shares	Value
Communications Equipment – 1.0%
Cisco Systems, Inc.	670,877	$52,053,346
Ubiquiti, Inc.	4,019	3,176,176
Total Communications Equipment		55,229,522
Construction & Engineering – 0.1%
Comfort Systems USA, Inc.	1,481	2,042,284
EMCOR Group, Inc.	1,961	1,447,826
Quanta Services, Inc.	6,029	3,310,042
Total Construction & Engineering		6,800,152
Construction Materials – 0.1%
Martin Marietta Materials, Inc.	3,791	2,231,686
Vulcan Materials Co.	7,381	2,009,846
Total Construction Materials		4,241,532
Consumer Finance – 0.7%
American Express Co.	71,578	21,650,914
Capital One Financial Corp.	75,444	13,763,249
Synchrony Financial	54,322	3,694,982
Total Consumer Finance		39,109,145
Consumer Staples Distribution & Retail – 2.2%
Casey’s General Stores, Inc.	1,310	953,497
Costco Wholesale Corp.	19,904	19,832,943
Dollar General Corp.	36,050	4,280,216
Kroger Co.	109,453	7,920,019
Sysco Corp.	112,134	7,998,518
Target Corp.	152,197	18,446,276
Walmart, Inc.	518,028	64,380,520
Total Consumer Staples Distribution & Retail		123,811,989
Containers & Packaging – 0.1%
Packaging Corp. of America	14,009	2,972,990
Distributors – 0.1%
Genuine Parts Co.	27,329	2,890,042
Diversified Telecommunication Services – 3.3%
AT&T, Inc.	2,513,591	72,869,003
Comcast Corp., Class A	1,229,508	35,299,175
Verizon Communications, Inc.	1,496,172	75,107,835
Total Diversified Telecommunication Services		183,276,013
Electric Utilities – 4.0%
Alliant Energy Corp.	86,852	6,232,499
American Electric Power Co., Inc.	194,535	25,499,648
Constellation Energy Corp.	14,674	4,097,714
Duke Energy Corp.	284,672	37,274,952
Edison International	127,801	9,352,477
Entergy Corp.	96,214	10,810,605
Evergy, Inc.	65,237	5,344,215
Eversource Energy	117,861	8,165,410
Exelon Corp.	371,339	18,203,038
FirstEnergy Corp.	210,951	10,686,778
NextEra Energy, Inc.	438,524	40,730,109
Investments	Shares	Value
NRG Energy, Inc.	24,049	$3,514,521
PG&E Corp.	119,019	2,091,164
PPL Corp.(a)	184,813	7,059,856
Southern Co.	295,513	28,522,915
Xcel Energy, Inc.	136,586	10,850,392
Total Electric Utilities		228,436,293
Electrical Equipment – 0.6%
AMETEK, Inc.	11,547	2,475,215
Emerson Electric Co.	75,689	9,916,773
GE Vernova, Inc.	10,436	9,109,584
Hubbell, Inc.	5,613	2,754,524
Rockwell Automation, Inc.	16,886	6,060,048
Vertiv Holdings Co., Class A	14,625	3,664,732
Total Electrical Equipment		33,980,876
Electronic Equipment, Instruments & Components – 0.6%
Amphenol Corp., Class A	102,173	12,909,559
Corning, Inc.	136,894	18,613,477
Jabil, Inc.	4,625	1,228,539
Total Electronic Equipment, Instruments & Components		32,751,575
Energy Equipment & Services – 0.3%
Baker Hughes Co.	211,063	12,885,396
Halliburton Co.	169,270	6,599,837
Total Energy Equipment & Services		19,485,233
Entertainment – 0.2%
Walt Disney Co.	143,696	13,849,420
Financial Services – 1.4%
Apollo Global Management, Inc.	62,513	6,965,199
Global Payments, Inc.	12,147	817,493
Mastercard, Inc., Class A	40,949	20,460,577
PayPal Holdings, Inc.	50,840	2,299,493
Visa, Inc., Class A(a)	168,722	50,994,537
Total Financial Services		81,537,299
Food Products – 0.7%
Archer-Daniels-Midland Co.	127,908	9,297,633
General Mills, Inc.	168,234	6,261,669
Hershey Co.	34,712	7,216,278
Kraft Heinz Co.	461,111	10,370,386
McCormick & Co., Inc., Non-Voting Shares	43,003	2,169,071
Tyson Foods, Inc., Class A	66,737	4,275,840
Total Food Products		39,590,877
Gas Utilities – 0.1%
Atmos Energy Corp.	44,250	8,173,860
Ground Transportation – 0.7%
CSX Corp.	215,210	8,834,371
Old Dominion Freight Line, Inc.	12,386	2,420,224
Union Pacific Corp.	111,831	27,132,437
Total Ground Transportation		38,387,032

See Notes to Financial Statements.

WisdomTree Trust 11

Schedule of Investments (continued) WisdomTree U.S. LargeCap Dividend Fund (DLN) March 31, 2026
Investments	Shares	Value
Health Care Equipment & Supplies – 0.9%
Abbott Laboratories	261,471	$26,845,228
Becton Dickinson & Co.	44,433	6,986,201
GE HealthCare Technologies, Inc.	27,762	1,976,099
ResMed, Inc.	18,049	4,051,639
Stryker Corp.	29,765	9,780,481
Zimmer Biomet Holdings, Inc.	6,898	623,717
Total Health Care Equipment & Supplies		50,263,365
Health Care Providers & Services – 2.0%
Cardinal Health, Inc.	28,768	6,078,966
Cencora, Inc.	11,180	3,512,085
Cigna Group	44,330	11,825,027
CVS Health Corp.	360,566	25,895,850
HCA Healthcare, Inc.	15,951	7,548,651
Labcorp Holdings, Inc.	7,260	1,937,041
McKesson Corp.	5,599	4,845,151
Quest Diagnostics, Inc.	14,368	2,815,841
UnitedHealth Group, Inc.	185,647	50,234,222
Total Health Care Providers & Services		114,692,834
Health Care REITs – 0.6%
Ventas, Inc.	127,934	10,462,442
Welltower, Inc.	115,559	22,847,170
Total Health Care REITs		33,309,612
Hotels, Restaurants & Leisure – 1.9%
Booking Holdings, Inc.	1,809	7,616,469
Darden Restaurants, Inc.	31,997	6,272,692
Expedia Group, Inc.	9,632	2,223,932
Hilton Worldwide Holdings, Inc.	11,421	3,472,898
Las Vegas Sands Corp.	107,116	5,771,410
Marriott International, Inc., Class A	19,159	6,266,334
McDonald’s Corp.	137,405	42,704,100
Starbucks Corp.	264,711	23,715,459
Yum! Brands, Inc.	41,990	6,528,605
Total Hotels, Restaurants & Leisure		104,571,899
Household Durables – 0.1%
DR Horton, Inc.	30,188	4,142,397
PulteGroup, Inc.	17,301	2,034,771
Somnigroup International, Inc.	2,155	159,298
Total Household Durables		6,336,466
Household Products – 1.9%
Church & Dwight Co., Inc.	30,765	2,870,990
Colgate-Palmolive Co.	172,298	14,684,959
Kimberly-Clark Corp.	126,455	12,199,114
Procter & Gamble Co.	534,219	77,162,592
Total Household Products		106,917,655
Independent Power & Renewable Electricity Producers – 0.1%
Vistra Corp.	22,074	3,318,384
Investments	Shares	Value
Industrial Conglomerates – 0.7%
3M Co.	72,604	$10,544,279
Honeywell International, Inc.	124,078	28,045,350
Total Industrial Conglomerates		38,589,629
Industrial REITs – 0.5%
Prologis, Inc.	235,197	31,088,339
Insurance – 1.9%
Aflac, Inc.	99,142	10,876,869
Allstate Corp.	60,592	12,563,145
American International Group, Inc.	104,074	7,831,568
Cincinnati Financial Corp.	27,325	4,299,589
Hartford Insurance Group, Inc.	59,655	8,067,146
Loews Corp.	2,057	219,564
Marsh & McLennan Cos., Inc.	71,973	12,483,717
MetLife, Inc.	171,271	12,112,285
Principal Financial Group, Inc.	71,727	6,463,320
Progressive Corp.	26,552	5,263,668
Prudential Financial, Inc.	113,746	11,111,847
Travelers Cos., Inc.	41,516	12,109,387
WR Berkley Corp.	33,507	2,220,844
Total Insurance		105,622,949
Interactive Media & Services – 3.4%
Alphabet, Inc., Class A	248,292	71,398,848
Alphabet, Inc., Class C	227,451	65,246,594
Meta Platforms, Inc., Class A	94,827	54,253,371
Total Interactive Media & Services		190,898,813
IT Services – 1.0%
Cognizant Technology Solutions Corp., Class A	47,316	2,902,837
International Business Machines Corp.	214,922	52,094,944
VeriSign, Inc.	10,040	2,493,534
Total IT Services		57,491,315
Life Sciences Tools & Services – 0.3%
Agilent Technologies, Inc.	12,163	1,386,339
Danaher Corp.	28,015	5,311,644
Thermo Fisher Scientific, Inc.	16,403	8,062,566
West Pharmaceutical Services, Inc.	4,109	1,029,880
Total Life Sciences Tools & Services		15,790,429
Machinery – 2.0%
Caterpillar, Inc.	38,246	27,095,761
Cummins, Inc.	25,597	13,771,698
Deere & Co.	28,709	16,171,780
Dover Corp.	11,653	2,429,068
Fortive Corp.	23,433	1,295,376
Illinois Tool Works, Inc.	59,790	15,562,739
Otis Worldwide Corp.	52,068	4,013,401
PACCAR, Inc.	166,733	19,257,661
Parker-Hannifin Corp.	12,473	11,166,329
Westinghouse Air Brake Technologies Corp.	7,334	1,832,840
Xylem, Inc.	24,116	2,881,862
Total Machinery		115,478,515

See Notes to Financial Statements.

12    WisdomTree Trust

Schedule of Investments (continued) WisdomTree U.S. LargeCap Dividend Fund (DLN) March 31, 2026
Investments	Shares	Value
Media – 0.0%
Fox Corp., Class B	25,183	$1,337,217
Fox Corp., Class A	23,198	1,354,763
Paramount Skydance Corp., Class B(a)	33,241	299,834
Total Media		2,991,814
Metals & Mining – 0.6%
Freeport-McMoRan, Inc.	156,909	9,223,111
Newmont Corp.	141,411	15,307,741
Nucor Corp.	25,307	4,279,413
Steel Dynamics, Inc.	13,300	2,394,000
Total Metals & Mining		31,204,265
Multi-Utilities – 1.8%
Ameren Corp.	87,872	9,658,890
CenterPoint Energy, Inc.	117,694	5,079,673
CMS Energy Corp.	74,692	5,794,605
Consolidated Edison, Inc.	100,974	11,428,237
Dominion Energy, Inc.	287,363	17,764,781
DTE Energy Co.	53,690	7,850,552
NiSource, Inc.	144,172	6,727,066
Public Service Enterprise Group, Inc.	131,367	10,634,159
Sempra	150,555	14,629,429
WEC Energy Group, Inc.	86,533	10,017,925
Total Multi-Utilities		99,585,317
Oil, Gas & Consumable Fuels – 9.1%
Cheniere Energy, Inc.	17,744	5,035,038
Chevron Corp.	620,683	128,419,313
ConocoPhillips	363,391	47,967,612
Coterra Energy, Inc.	191,730	6,737,392
Devon Energy Corp.	132,081	6,646,316
Diamondback Energy, Inc.	59,301	11,729,145
EOG Resources, Inc.	161,192	23,303,527
EQT Corp.	50,088	3,187,600
Expand Energy Corp.	35,025	3,845,045
Exxon Mobil Corp.	920,777	156,219,026
Kinder Morgan, Inc.	738,421	24,759,256
Marathon Petroleum Corp.	50,953	12,441,704
Occidental Petroleum Corp.	160,421	10,427,365
Phillips 66	110,391	20,111,032
Targa Resources Corp.	37,806	9,479,098
Texas Pacific Land Corp.	3,932	1,865,970
Valero Energy Corp.(a)	63,030	15,573,452
Venture Global, Inc., Class A	56,370	888,391
Williams Cos., Inc.	308,382	22,444,042
Total Oil, Gas & Consumable Fuels		511,080,324
Passenger Airlines – 0.1%
Delta Air Lines, Inc.	44,950	2,988,276
Southwest Airlines Co.	83,973	3,154,866
Total Passenger Airlines		6,143,142
Investments	Shares	Value
Personal Care Products – 0.0%
Estee Lauder Cos., Inc., Class A	28,052	$2,013,292
Pharmaceuticals – 6.4%
Bristol-Myers Squibb Co.	675,019	40,939,903
Eli Lilly & Co.	66,082	60,780,241
Johnson & Johnson	487,378	119,134,678
Merck & Co., Inc.	662,990	79,751,067
Pfizer, Inc.	2,005,745	56,321,320
Zoetis, Inc.	50,401	5,957,902
Total Pharmaceuticals		362,885,111
Professional Services – 0.5%
Automatic Data Processing, Inc.	80,731	16,402,925
Broadridge Financial Solutions, Inc.	19,102	3,103,693
Equifax, Inc.	11,977	2,156,698
Leidos Holdings, Inc.	16,170	2,514,758
SS&C Technologies Holdings, Inc.	37,566	2,538,335
UL Solutions, Inc., Class A(a)	4,712	403,866
Verisk Analytics, Inc.	10,454	1,983,646
Total Professional Services		29,103,921
Residential REITs – 0.3%
AvalonBay Communities, Inc.	49,827	8,139,241
Equity Residential	116,328	6,880,801
Total Residential REITs		15,020,042
Retail REITs – 0.7%
Realty Income Corp.	322,956	19,758,448
Simon Property Group, Inc.	119,240	22,241,837
Total Retail REITs		42,000,285
Semiconductors & Semiconductor Equipment – 8.1%
Analog Devices, Inc.	56,166	17,868,651
Applied Materials, Inc.	43,388	14,829,585
Broadcom, Inc.	349,177	108,073,773
KLA Corp.	9,888	14,559,190
Lam Research Corp.	98,031	20,945,303
Marvell Technology, Inc.	34,858	3,452,685
Micron Technology, Inc.	44,106	14,900,771
Monolithic Power Systems, Inc.	3,702	4,047,582
NVIDIA Corp.	1,093,754	190,750,698
Qualcomm, Inc.	168,477	21,696,468
Teradyne, Inc.	5,961	1,767,198
Texas Instruments, Inc.	227,335	44,134,817
Total Semiconductors & Semiconductor Equipment		457,026,721
Software – 3.8%
Intuit, Inc.	14,627	6,324,422
Microsoft Corp.	451,417	167,101,031
Oracle Corp.	214,021	31,484,629
Salesforce, Inc.	48,611	9,074,216
Total Software		213,984,298
See Notes to Financial Statements.

WisdomTree Trust    13

Schedule of Investments (continued) WisdomTree U.S. LargeCap Dividend Fund (DLN) March 31, 2026
Investments	Shares	Value
Specialized REITs – 1.7%
American Tower Corp.	139,797	$24,126,166
Digital Realty Trust, Inc.	83,739	15,090,605
Equinix, Inc.	19,972	19,577,353
Extra Space Storage, Inc.	69,360	9,095,177
Iron Mountain, Inc.	94,138	9,615,255
Public Storage	60,410	16,363,861
SBA Communications Corp.	14,476	2,491,465
Total Specialized REITs		96,359,882
Specialty Retail – 2.2%
Dick’s Sporting Goods, Inc.	14,372	2,849,824
Home Depot, Inc.	202,355	66,552,536
Lowe’s Cos., Inc.	89,292	21,097,914
Ross Stores, Inc.	22,788	4,936,564
TJX Cos., Inc.	147,751	23,595,835
Tractor Supply Co.	84,019	3,806,061
Williams-Sonoma, Inc.	15,135	2,759,564
Total Specialty Retail		125,598,298
Technology Hardware, Storage & Peripherals – 3.3%
Apple, Inc.	655,766	166,426,853
Dell Technologies, Inc., Class C	42,881	7,038,059
Hewlett Packard Enterprise Co.	208,009	4,952,694
NetApp, Inc.	21,816	2,233,740
Western Digital Corp.(a)	15,925	4,307,553
Total Technology Hardware, Storage & Peripherals		184,958,899
Textiles, Apparel & Luxury Goods – 0.3%
NIKE, Inc., Class B	222,152	11,734,068
Ralph Lauren Corp.	5,926	2,038,485
Tapestry, Inc.	33,909	4,784,899
Total Textiles, Apparel & Luxury Goods		18,557,452
Tobacco – 2.1%
Altria Group, Inc.	594,629	39,239,568
Philip Morris International, Inc.	482,426	79,764,315
Total Tobacco		119,003,883
Investments	Shares	Value
Trading Companies & Distributors – 0.4%
Fastenal Co.	191,551	$8,887,967
Ferguson Enterprises, Inc.	27,724	6,466,900
United Rentals, Inc.	4,600	3,351,376
WW Grainger, Inc.	3,379	3,685,847
Total Trading Companies & Distributors		22,392,090
Water Utilities – 0.1%
American Water Works Co., Inc.	41,892	5,701,082
Wireless Telecommunication Services – 0.7%
T-Mobile U.S., Inc.	178,398	37,468,932
TOTAL COMMON STOCKS (COST: $4,210,558,051)		5,639,961,962
MUTUAL FUND – 0.0%
United States – 0.0%
Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.54%(b)
(Cost: $2,577,829)	2,577,829	2,577,829
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.0%
United States – 0.0%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%(b)
(Cost: $300,837)	300,837	300,837
TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $4,213,436,717)		5,642,840,628
Other Assets less Liabilities – 0.1%		3,270,603
NET ASSETS – 100.0%		$5,646,111,231

(a)   Security, or portion thereof, was on loan at March 31, 2026 (See Note 2). At March 31, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $43,469,106 and the total market value of the collateral held by the Fund was $44,492,847. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $44,192,010.

(b)  Rate shown represents annualized 7-day yield as of March 31, 2026.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended March 31, 2026 were as follows:

Affiliate	Value at 3/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2026	Dividend Income
WisdomTree U.S. Total Dividend Fund	$2,242,015	$30,931,448	$33,561,590	$551,960	$(163,833)	$—^	$93,146

^     As of March 31, 2026, the Fund did not hold a position in this affiliate.

See Notes to Financial Statements.

14    WisdomTree Trust

Schedule of Investments (concluded) WisdomTree U.S. LargeCap Dividend Fund (DLN) March 31, 2026

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$5,639,961,962	$ —	$—	$5,639,961,962
Mutual Fund	—	2,577,829	—	2,577,829
Investment of Cash Collateral for Securities Loaned	—	300,837	—	300,837
Total Investments in Securities	$5,639,961,962	$2,878,666	$—	$5,642,840,628

See Notes to Financial Statements.

WisdomTree Trust    15

Schedule of Investments WisdomTree U.S. LargeCap Fund (EPS) March 31, 2026
Investments	Shares	Value
COMMON STOCKS – 100.0%
United States – 99.5%
Aerospace & Defense – 1.2%
AeroVironment, Inc.*(a)	385	$70,474
ATI, Inc.*	898	130,623
BWX Technologies, Inc.	647	132,305
Carpenter Technology Corp.	319	125,734
Curtiss-Wright Corp.	246	167,555
FTAI Aviation Ltd.	783	191,835
General Dynamics Corp.	5,968	2,048,337
General Electric Co.	11,367	3,225,614
HEICO Corp.	666	182,617
Howmet Aerospace, Inc.	3,522	811,680
Kratos Defense & Security Solutions, Inc.*	1,186	83,625
L3Harris Technologies, Inc.	3,423	1,181,448
Northrop Grumman Corp.	3,103	2,116,991
RTX Corp.	26,078	5,030,446
Textron, Inc.	3,493	305,847
TransDigm Group, Inc.	652	755,642
Woodward, Inc.	306	109,524
Total Aerospace & Defense		16,670,297
Air Freight & Logistics – 0.5%
CH Robinson Worldwide, Inc.	869	144,315
Expeditors International of Washington, Inc.	1,974	282,736
FedEx Corp.	7,886	2,808,836
United Parcel Service, Inc., Class B	31,177	3,067,193
Total Air Freight & Logistics		6,303,080
Automobile Components – 0.0%
Aptiv PLC*	8,374	581,491
Automobiles – 1.2%
Ford Motor Co.	201,059	2,320,221
General Motors Co.	64,400	4,797,800
Tesla, Inc.*	25,052	9,313,081
Total Automobiles		16,431,102
Banks – 5.6%
Bank of America Corp.	277,203	13,513,646
Citigroup, Inc.	65,113	7,384,466
Citizens Financial Group, Inc.	12,458	747,106
East West Bancorp, Inc.	3,637	388,286
Fifth Third Bancorp	22,756	1,057,244
First Citizens BancShares, Inc., Class A	524	987,562
Huntington Bancshares, Inc.	51,111	799,887
JPMorgan Chase & Co.	97,605	28,711,487
KeyCorp	31,021	621,971
M&T Bank Corp.	5,541	1,145,436
PNC Financial Services Group, Inc.	15,057	3,133,211
Regions Financial Corp.	34,743	907,487
Truist Financial Corp.	49,201	2,261,770
Investments	Shares	Value
U.S. Bancorp	66,007	$3,433,024
Wells Fargo & Co.	118,620	9,443,338
Total Banks		74,535,921
Beverages – 1.1%
Coca-Cola Co.	94,904	7,217,449
Constellation Brands, Inc., Class A	6,048	907,200
Monster Beverage Corp.*	11,679	846,260
PepsiCo, Inc.	36,944	5,737,034
Total Beverages		14,707,943
Biotechnology – 2.1%
AbbVie, Inc.	38,231	8,314,860
Alnylam Pharmaceuticals, Inc.*	932	308,371
Amgen, Inc.	17,922	6,305,856
Biogen, Inc.*	5,096	934,250
Gilead Sciences, Inc.	41,945	5,845,875
Incyte Corp.*	3,947	371,491
Natera, Inc.*	893	178,591
Neurocrine Biosciences, Inc.*	723	95,248
Regeneron Pharmaceuticals, Inc.	3,304	2,552,802
United Therapeutics Corp.*	917	543,763
Vertex Pharmaceuticals, Inc.*	4,611	2,058,996
Total Biotechnology		27,510,103
Broadline Retail – 5.8%
Amazon.com, Inc.*	365,003	76,019,175
eBay, Inc.	14,038	1,277,739
Total Broadline Retail		77,296,914
Building Products – 0.2%
Allegion PLC	726	105,481
Carlisle Cos., Inc.	734	244,877
Johnson Controls International PLC	9,677	1,267,203
Lennox International, Inc.	316	146,665
Masco Corp.	3,673	221,739
Trane Technologies PLC	3,077	1,282,309
Total Building Products		3,268,274
Capital Markets – 3.5%
Ameriprise Financial, Inc.	3,769	1,674,944
Ares Management Corp., Class A	1,565	170,741
Bank of New York Mellon Corp.	21,587	2,560,866
Blackrock, Inc.	3,459	3,326,555
Blackstone, Inc.	13,558	1,559,034
Carlyle Group, Inc.	9,534	461,350
Cboe Global Markets, Inc.	1,473	414,016
Charles Schwab Corp.	43,959	4,131,267
CME Group, Inc.	6,830	2,017,240
Coinbase Global, Inc., Class A*(a)	5,331	930,846
Goldman Sachs Group, Inc.	9,968	8,432,828
Interactive Brokers Group, Inc., Class A	4,256	285,450
Intercontinental Exchange, Inc.	11,620	1,827,594
KKR & Co., Inc.	18,199	1,683,407
LPL Financial Holdings, Inc.	1,519	456,961

See Notes to Financial Statements.

16    WisdomTree Trust

Schedule of Investments (continued) WisdomTree U.S. LargeCap Fund (EPS) March 31, 2026
Investments	Shares	Value
Moody’s Corp.	2,076	$905,655
Morgan Stanley	46,454	7,644,935
MSCI, Inc.	821	442,527
Nasdaq, Inc.	8,357	709,426
Northern Trust Corp.	5,345	746,002
Raymond James Financial, Inc.	5,896	853,682
Robinhood Markets, Inc., Class A*	6,800	471,240
S&P Global, Inc.	5,177	2,201,985
State Street Corp.	11,678	1,477,968
T Rowe Price Group, Inc.	8,732	787,102
Tradeweb Markets, Inc., Class A	1,303	153,311
Total Capital Markets		46,326,932
Chemicals – 0.7%
Corteva, Inc.	15,323	1,282,688
DuPont de Nemours, Inc.	7,324	335,439
Ecolab, Inc.	3,305	879,196
International Flavors & Fragrances, Inc.	4,027	292,159
Linde PLC	9,630	4,774,169
PPG Industries, Inc.	5,535	591,581
RPM International, Inc.	1,373	136,476
Sherwin-Williams Co.	3,816	1,223,219
Total Chemicals		9,514,927
Commercial Services & Supplies – 0.1%
Cintas Corp.	3,605	609,750
Republic Services, Inc.	3,914	857,244
Rollins, Inc.	4,804	256,582
Veralto Corp.	2,308	204,073
Total Commercial Services & Supplies		1,927,649
Communications Equipment – 1.3%
Arista Networks, Inc.*	20,495	2,516,376
Ciena Corp.*	4,498	1,746,259
Cisco Systems, Inc.	118,299	9,178,819
F5, Inc.*	4,013	1,161,081
Lumentum Holdings, Inc.*	2,701	1,898,155
Ubiquiti, Inc.	1,965	1,552,920
Total Communications Equipment		18,053,610
Construction & Engineering – 0.1%
AECOM	1,622	137,578
API Group Corp.*	1,869	75,732
Comfort Systems USA, Inc.	271	373,706
EMCOR Group, Inc.	541	399,426
MasTec, Inc.*	420	135,131
Quanta Services, Inc.	1,407	772,471
Total Construction & Engineering		1,894,044
Construction Materials – 0.2%
Amrize Ltd.*	6,977	390,852
CRH PLC	14,595	1,534,226
Martin Marietta Materials, Inc.	723	425,616
Vulcan Materials Co.	1,331	362,431
Total Construction Materials		2,713,125
Investments	Shares	Value
Consumer Finance – 0.7%
Ally Financial, Inc.	7,467	$292,931
American Express Co.	14,367	4,345,730
Capital One Financial Corp.	20,759	3,787,064
SoFi Technologies, Inc.*	7,984	126,786
Synchrony Financial	19,716	1,341,082
Total Consumer Finance		9,893,593
Consumer Staples Distribution & Retail – 1.5%
Casey’s General Stores, Inc.	348	253,295
Costco Wholesale Corp.	4,456	4,440,092
Dollar General Corp.	4,067	482,875
Dollar Tree, Inc.*	2,794	305,971
Kroger Co.	20,110	1,455,160
Performance Food Group Co.*	1,745	149,477
Sysco Corp.	11,451	816,800
U.S. Foods Holding Corp.*	2,666	245,832
Walmart, Inc.	94,887	11,792,556
Total Consumer Staples Distribution & Retail		19,942,058
Containers & Packaging – 0.1%
Avery Dennison Corp.	743	128,301
Ball Corp.	3,973	234,844
Packaging Corp. of America	1,367	290,105
Total Containers & Packaging		653,250
Distributors – 0.0%
Genuine Parts Co.	1,986	210,019
Diversified REITs – 0.0%
WP Carey, Inc.	1,386	94,193
Diversified Telecommunication Services – 2.2%
AT&T, Inc.	315,565	9,148,229
Comcast Corp., Class A	244,791	7,027,950
Verizon Communications, Inc.	258,731	12,988,296
Total Diversified Telecommunication Services		29,164,475
Electric Utilities – 1.6%
Alliant Energy Corp.	4,222	302,971
American Electric Power Co., Inc.	13,063	1,712,298
Constellation Energy Corp.	3,678	1,027,081
Duke Energy Corp.	20,648	2,703,649
Edison International	16,281	1,191,444
Entergy Corp.	8,308	933,487
Evergy, Inc.	3,950	323,584
Eversource Energy	8,604	596,085
Exelon Corp.	27,911	1,368,197
FirstEnergy Corp.	13,572	687,558
NextEra Energy, Inc.	45,707	4,245,266
NRG Energy, Inc.	4,169	609,258
PG&E Corp.	96,483	1,695,206
PPL Corp.(a)	12,328	470,930
Southern Co.	25,070	2,419,756
Xcel Energy, Inc.	11,478	911,812
Total Electric Utilities		21,198,582

See Notes to Financial Statements.

WisdomTree Trust    17

Schedule of Investments (continued) WisdomTree U.S. LargeCap Fund (EPS) March 31, 2026
Investments	Shares	Value
Electrical Equipment – 0.6%
AMETEK, Inc.	3,223	$690,882
Bloom Energy Corp., Class A*	1,808	244,966
Eaton Corp. PLC	6,470	2,314,125
Emerson Electric Co.	11,607	1,520,749
GE Vernova, Inc.	2,145	1,872,371
Hubbell, Inc.	576	282,666
Nextpower, Inc., Class A*(a)	1,571	189,384
nVent Electric PLC	1,140	134,839
Rockwell Automation, Inc.	1,185	425,273
Vertiv Holdings Co., Class A	3,310	829,420
Total Electrical Equipment		8,504,675
Electronic Equipment, Instruments & Components – 1.0%
Amphenol Corp., Class A	19,680	2,486,568
Coherent Corp.*	6,226	1,483,095
Corning, Inc.	22,092	3,003,849
Flex Ltd.*	22,133	1,448,826
Jabil, Inc.	5,933	1,575,983
Keysight Technologies, Inc.*	6,686	1,887,926
Teledyne Technologies, Inc.*	2,375	1,436,899
Zebra Technologies Corp., Class A*	2,944	615,532
Total Electronic Equipment, Instruments & Components		13,938,678
Energy Equipment & Services – 0.4%
Baker Hughes Co.	22,544	1,376,311
Halliburton Co.	31,443	1,225,963
SLB Ltd.	55,315	2,842,638
Total Energy Equipment & Services		5,444,912
Entertainment – 0.8%
Liberty Media Corp.-Liberty Formula One, Class C*	1,697	144,279
Live Nation Entertainment, Inc.*	1,701	259,420
Netflix, Inc.*	50,828	4,887,112
Take-Two Interactive Software, Inc.*	1,467	289,732
TKO Group Holdings, Inc.	511	103,043
Walt Disney Co.	52,478	5,057,830
Total Entertainment		10,741,416
Financial Services – 3.8%
Affirm Holdings, Inc.*	2,354	107,860
Apollo Global Management, Inc.	17,617	1,962,886
Berkshire Hathaway, Inc., Class B*	51,785	24,815,372
Block, Inc.*	8,410	506,114
Corpay, Inc.*	1,736	505,159
Equitable Holdings, Inc.	15,673	581,625
Fiserv, Inc.*	33,698	1,880,348
Global Payments, Inc.	15,826	1,065,090
Jack Henry & Associates, Inc.	513	81,075
Mastercard, Inc., Class A	13,822	6,906,301
PayPal Holdings, Inc.	42,306	1,913,500
Rocket Cos., Inc., Class A*	7,554	107,644
Investments	Shares	Value
Toast, Inc., Class A*	4,103	$108,771
Visa, Inc., Class A	35,856	10,837,117
Total Financial Services		51,378,862
Food Products – 0.3%
Archer-Daniels-Midland Co.	12,514	909,643
Bunge Global SA	3,776	480,307
General Mills, Inc.	13,911	517,767
Hershey Co.	2,940	611,197
Kraft Heinz Co.	60,309	1,356,349
McCormick & Co., Inc., Non-Voting Shares	1,531	77,224
Tyson Foods, Inc., Class A	9,298	595,723
Total Food Products		4,548,210
Gas Utilities – 0.0%
Atmos Energy Corp.	2,664	492,094
Ground Transportation – 1.0%
CSX Corp.	40,043	1,643,765
JB Hunt Transport Services, Inc.	843	178,632
Old Dominion Freight Line, Inc.	2,155	421,087
Uber Technologies, Inc.*	95,447	6,865,503
Union Pacific Corp.	14,849	3,602,664
XPO, Inc.*	928	180,542
Total Ground Transportation		12,892,193
Health Care Equipment & Supplies – 1.3%
Abbott Laboratories	35,226	3,616,653
Becton Dickinson & Co.	10,290	1,617,897
Boston Scientific Corp.*	20,590	1,292,023
Cooper Cos., Inc.*	1,736	124,124
Dexcom, Inc.*	3,294	206,863
Edwards Lifesciences Corp.*	6,602	528,688
GE HealthCare Technologies, Inc.	10,620	755,932
IDEXX Laboratories, Inc.*	732	411,303
Insulet Corp.*	663	139,124
Intuitive Surgical, Inc.*	2,852	1,314,743
Medtronic PLC	36,668	3,177,282
ResMed, Inc.	1,970	442,226
Solventum Corp.*	3,063	200,014
STERIS PLC	1,311	289,901
Stryker Corp.	6,789	2,230,798
Zimmer Biomet Holdings, Inc.	5,999	542,430
Total Health Care Equipment & Supplies		16,890,001
Health Care Providers & Services – 1.9%
Cardinal Health, Inc.	4,470	944,556
Cencora, Inc.	4,291	1,347,975
Cigna Group	14,526	3,874,811
CVS Health Corp.	58,306	4,187,537
HCA Healthcare, Inc.	6,632	3,138,528
Labcorp Holdings, Inc.	1,767	471,453
McKesson Corp.	2,695	2,332,145
Quest Diagnostics, Inc.	2,125	416,457

See Notes to Financial Statements.

18    WisdomTree Trust

Schedule of Investments (continued) WisdomTree U.S. LargeCap Fund (EPS) March 31, 2026
Investments	Shares	Value
Tenet Healthcare Corp.*	2,085	$393,460
UnitedHealth Group, Inc.	29,443	7,966,981
Universal Health Services, Inc., Class B	1,798	321,788
Total Health Care Providers & Services		25,395,691
Health Care REITs – 0.1%
Ventas, Inc.	3,024	247,303
Welltower, Inc.	5,188	1,025,719
Total Health Care REITs		1,273,022
Health Care Technology – 0.0%
Veeva Systems, Inc., Class A*	1,819	319,525
Hotels, Restaurants & Leisure – 1.3%
Airbnb, Inc., Class A*	9,619	1,214,687
Booking Holdings, Inc.	722	3,039,851
Carnival Corp.	48,592	1,257,561
Chipotle Mexican Grill, Inc.*	17,406	557,166
Darden Restaurants, Inc.	2,150	421,486
Domino’s Pizza, Inc.	325	116,607
DoorDash, Inc., Class A*	2,923	438,888
Expedia Group, Inc.	3,138	724,533
Flutter Entertainment PLC*	2,906	296,267
Hilton Worldwide Holdings, Inc.	3,081	936,870
Las Vegas Sands Corp.	11,549	622,260
Marriott International, Inc., Class A	4,107	1,343,277
McDonald’s Corp.	14,003	4,351,992
Royal Caribbean Cruises Ltd.	7,023	1,932,589
Wynn Resorts Ltd.(a)	783	79,514
Yum! Brands, Inc.	4,085	635,136
Total Hotels, Restaurants & Leisure		17,968,684
Household Durables – 0.3%
DR Horton, Inc.	9,634	1,321,978
Garmin Ltd.	3,023	701,366
NVR, Inc.*	75	494,237
PulteGroup, Inc.	9,509	1,118,354
Somnigroup International, Inc.	1,551	114,650
Toll Brothers, Inc.	3,070	418,963
TopBuild Corp.*(a)	251	88,176
Total Household Durables		4,257,724
Household Products – 0.8%
Church & Dwight Co., Inc.	2,208	206,051
Clorox Co.	1,775	183,943
Colgate-Palmolive Co.	18,160	1,547,777
Procter & Gamble Co.	60,828	8,785,996
Total Household Products		10,723,767
Independent Power & Renewable Electricity Producers – 0.0%
Vistra Corp.	2,886	433,852
Independent Power and Renewable Electricity Producers – 0.0%
Talen Energy Corp.*	329	105,027
Investments	Shares	Value
Industrial Conglomerates – 0.4%
3M Co.	12,022	$1,745,955
Honeywell International, Inc.	16,496	3,728,591
Total Industrial Conglomerates		5,474,546
Industrial REITs – 0.1%
Prologis, Inc.	11,853	1,566,729
Insurance – 2.7%
Aflac, Inc.	17,606	1,931,554
Allstate Corp.	18,272	3,788,516
American International Group, Inc.	23,328	1,755,432
Aon PLC, Class A	4,883	1,576,135
Arch Capital Group Ltd.*	16,451	1,579,132
Chubb Ltd.	16,383	5,339,711
Cincinnati Financial Corp.	2,476	389,599
Erie Indemnity Co., Class A	275	69,110
F&G Annuities & Life, Inc.	438	11,090
Fidelity National Financial, Inc.	7,319	339,455
Hartford Insurance Group, Inc.	12,298	1,663,059
Loews Corp.	8,166	871,639
Markel Group, Inc.*	256	490,002
Marsh & McLennan Cos., Inc.	12,311	2,135,343
MetLife, Inc.	35,975	2,544,152
Principal Financial Group, Inc.	8,814	794,230
Progressive Corp.	22,984	4,556,348
Prudential Financial, Inc.	22,497	2,197,732
Travelers Cos., Inc.	10,263	2,993,512
Unum Group	6,814	497,626
Willis Towers Watson PLC	2,073	602,621
WR Berkley Corp.	9,700	642,916
Total Insurance		36,768,914
Interactive Media & Services – 9.1%
Alphabet, Inc., Class A	266,519	76,640,204
Meta Platforms, Inc., Class A	78,194	44,737,133
Pinterest, Inc., Class A*	10,447	191,598
Reddit, Inc., Class A*	884	119,030
Total Interactive Media & Services		121,687,965
IT Services – 1.1%
Akamai Technologies, Inc.*	10,298	1,182,725
Cloudflare, Inc., Class A*	4,251	877,151
Cognizant Technology Solutions Corp., Class A	26,235	1,609,517
Gartner, Inc.*	5,132	812,601
GoDaddy, Inc., Class A*	8,386	693,271
International Business Machines Corp.	21,114	5,117,823
MongoDB, Inc.*	2,238	547,795
Okta, Inc.*	10,854	854,318
Snowflake, Inc.*	3,448	520,027
Twilio, Inc., Class A*	8,625	1,085,198
VeriSign, Inc.	4,539	1,127,306
Total IT Services		14,427,732
See Notes to Financial Statements.

WisdomTree Trust    19

Schedule of Investments (continued) WisdomTree U.S. LargeCap Fund (EPS) March 31, 2026
Investments	Shares	Value
Life Sciences Tools & Services – 0.6%
Agilent Technologies, Inc.	4,041	$460,593
Danaher Corp.	11,968	2,269,133
Illumina, Inc.*	1,332	164,182
IQVIA Holdings, Inc.*	3,683	628,099
Medpace Holdings, Inc.*	222	106,602
Mettler-Toledo International, Inc.*	210	264,852
Tempus AI, Inc., Class A*(a)	1,521	68,780
Thermo Fisher Scientific, Inc.	7,476	3,674,678
Waters Corp.*	1,933	575,648
West Pharmaceutical Services, Inc.	486	121,811
Total Life Sciences Tools & Services		8,334,378
Machinery – 1.1%
Caterpillar, Inc.	8,007	5,672,639
Cummins, Inc.	3,083	1,658,716
Dover Corp.	2,429	506,325
Fortive Corp.	4,170	230,518
Graco, Inc.	1,788	151,354
Illinois Tool Works, Inc.	4,937	1,285,052
ITT, Inc.	400	76,212
Lincoln Electric Holdings, Inc.	313	77,962
Nordson Corp.	427	113,608
Otis Worldwide Corp.	6,091	469,494
PACCAR, Inc.	12,603	1,455,647
Parker-Hannifin Corp.	2,135	1,911,337
Pentair PLC	1,402	122,128
RBC Bearings, Inc.*	155	84,184
Snap-on, Inc.	1,033	375,206
Westinghouse Air Brake Technologies Corp.	2,728	681,754
Xylem, Inc.	2,650	316,675
Total Machinery		15,188,811
Media – 0.2%
Fox Corp., Class A	12,464	727,898
Omnicom Group, Inc.	9,334	702,943
Paramount Skydance Corp., Class B(a)	9,555	86,186
Trade Desk, Inc., Class A*	2,939	66,686
Versant Media Group, Inc.*	10,011	370,607
Total Media		1,954,320
Metals & Mining – 0.5%
Freeport-McMoRan, Inc.	22,081	1,297,921
Newmont Corp.	35,328	3,824,256
Nucor Corp.	3,244	548,560
Reliance, Inc.	892	271,097
Royal Gold, Inc.	661	168,218
Steel Dynamics, Inc.	2,851	513,180
Total Metals & Mining		6,623,232
Multi-Utilities – 0.6%
Ameren Corp.	4,852	533,332
CenterPoint Energy, Inc.	11,197	483,263
CMS Energy Corp.	4,540	352,213
Investments	Shares	Value
Consolidated Edison, Inc.	8,331	$942,903
Dominion Energy, Inc.	19,627	1,213,341
DTE Energy Co.	4,190	612,662
NiSource, Inc.	7,062	329,513
Public Service Enterprise Group, Inc.	9,513	770,077
Sempra	15,861	1,541,213
WEC Energy Group, Inc.(a)	6,073	703,071
Total Multi-Utilities		7,481,588
Oil, Gas & Consumable Fuels – 4.6%
Cheniere Energy, Inc.	8,603	2,441,187
Chevron Corp.	49,233	10,186,308
ConocoPhillips	48,430	6,392,760
Coterra Energy, Inc.	25,339	890,412
Devon Energy Corp.	30,272	1,523,287
Diamondback Energy, Inc.	12,491	2,470,595
EOG Resources, Inc.	26,073	3,769,374
EQT Corp.	10,699	680,884
Expand Energy Corp.	2,650	290,917
Exxon Mobil Corp.	135,790	23,038,131
Kinder Morgan, Inc.	43,853	1,470,391
Marathon Petroleum Corp.	5,593	1,365,699
Occidental Petroleum Corp.	27,279	1,773,135
Phillips 66	5,075	924,564
Targa Resources Corp.	3,307	829,164
Texas Pacific Land Corp.	461	218,772
Valero Energy Corp.(a)	6,074	1,500,764
Williams Cos., Inc.	18,963	1,380,127
Total Oil, Gas & Consumable Fuels		61,146,471
Passenger Airlines – 0.3%
Delta Air Lines, Inc.	28,137	1,870,548
Southwest Airlines Co.	3,800	142,766
United Airlines Holdings, Inc.*	15,280	1,406,829
Total Passenger Airlines		3,420,143
Personal Care Products – 0.0%
Estee Lauder Cos., Inc., Class A	1,871	134,282
Pharmaceuticals – 4.8%
Bristol-Myers Squibb Co.	135,692	8,229,720
Eli Lilly & Co.	13,029	11,983,684
Johnson & Johnson	75,948	18,564,729
Merck & Co., Inc.	112,694	13,555,961
Pfizer, Inc.	375,998	10,558,024
Zoetis, Inc.	9,963	1,177,726
Total Pharmaceuticals		64,069,844
Professional Services – 0.3%
Automatic Data Processing, Inc.	7,655	1,555,343
Broadridge Financial Solutions, Inc.	1,547	251,357
CACI International, Inc., Class A*	204	110,949
Equifax, Inc.	1,323	238,233
Jacobs Solutions, Inc.	1,526	194,229
Leidos Holdings, Inc.	3,072	477,757

See Notes to Financial Statements.

20    WisdomTree Trust

Schedule of Investments (continued) WisdomTree U.S. LargeCap Fund (EPS) March 31, 2026
Investments	Shares	Value
SS&C Technologies Holdings, Inc.	6,711	$453,462
TransUnion	1,998	138,242
Verisk Analytics, Inc.	1,288	244,398
Total Professional Services		3,663,970
Real Estate Management & Development – 0.1%
CBRE Group, Inc., Class A*	4,484	607,403
Jones Lang LaSalle, Inc.*	479	145,769
Zillow Group, Inc., Class C*	1,677	69,394
Total Real Estate Management & Development		822,566
Residential REITs – 0.1%
AvalonBay Communities, Inc.	2,484	405,761
Equity Residential	6,696	396,069
Essex Property Trust, Inc.	927	224,334
Sun Communities, Inc.	1,521	191,585
Total Residential REITs		1,217,749
Retail REITs – 0.1%
Kimco Realty Corp.	9,137	205,309
Realty Income Corp.	5,991	366,529
Regency Centers Corp.	2,449	185,291
Simon Property Group, Inc.	5,685	1,060,423
Total Retail REITs		1,817,552
Semiconductors & Semiconductor Equipment – 12.3%
Advanced Micro Devices, Inc.*	18,346	3,732,127
Analog Devices, Inc.	10,068	3,203,034
Applied Materials, Inc.	18,124	6,194,602
Astera Labs, Inc.*	5,698	624,501
Broadcom, Inc.	62,968	19,489,226
Credo Technology Group Holding Ltd.*	4,344	407,771
First Solar, Inc.*	5,751	1,134,442
Intel Corp.*	37,559	1,657,479
KLA Corp.	2,688	3,957,838
Lam Research Corp.	24,414	5,216,295
MACOM Technology Solutions Holdings, Inc.*	4,331	961,785
Marvell Technology, Inc.	18,001	1,782,999
Micron Technology, Inc.	24,420	8,250,053
Monolithic Power Systems, Inc.	1,195	1,306,553
NVIDIA Corp.	542,262	94,570,493
ON Semiconductor Corp.*	22,862	1,415,615
Qualcomm, Inc.	45,390	5,845,324
Teradyne, Inc.	5,031	1,491,490
Texas Instruments, Inc.	18,777	3,645,367
Total Semiconductors & Semiconductor Equipment		164,886,994
Software – 7.2%
Adobe, Inc.*	16,616	4,039,017
AppLovin Corp., Class A*	3,383	1,346,434
Atlassian Corp., Class A*	8,276	564,837
Autodesk, Inc.*	6,013	1,439,512
Cadence Design Systems, Inc.*	5,190	1,442,145
Crowdstrike Holdings, Inc., Class A*	2,285	892,087
Datadog, Inc., Class A*	7,060	833,433
Investments	Shares	Value
Docusign, Inc.*	14,074	$667,248
Dynatrace, Inc.*	20,788	768,740
Fair Isaac Corp.*	640	683,226
Fortinet, Inc.*	22,200	1,814,184
Gen Digital, Inc.	42,030	791,425
Guidewire Software, Inc.*	3,860	577,302
HubSpot, Inc.*	2,656	648,330
Intuit, Inc.	6,072	2,625,411
Microsoft Corp.	139,758	51,734,219
Nutanix, Inc., Class A*	19,073	724,965
Oracle Corp.	49,300	7,252,523
Palantir Technologies, Inc., Class A*	16,846	2,464,233
Palo Alto Networks, Inc.*	10,592	1,698,109
PTC, Inc.*	6,982	994,865
Salesforce, Inc.	26,535	4,953,288
Samsara, Inc., Class A*	21,339	676,233
ServiceNow, Inc.*	15,274	1,596,897
Trimble, Inc.*	13,019	849,229
Tyler Technologies, Inc.*	2,136	731,324
Unity Software, Inc.*	20,204	443,276
Workday, Inc., Class A*	9,335	1,212,803
Zoom Communications, Inc., Class A*	18,290	1,470,333
Zscaler, Inc.*	4,176	585,851
Total Software		96,521,479
Specialized REITs – 0.4%
American Tower Corp.	7,237	1,248,961
Digital Realty Trust, Inc.	3,016	543,513
Equinix, Inc.	867	849,868
Extra Space Storage, Inc.	1,721	225,675
Iron Mountain, Inc.	2,434	248,609
Public Storage	2,283	618,419
SBA Communications Corp.	869	149,564
VICI Properties, Inc.	41,375	1,130,365
Total Specialized REITs		5,014,974
Specialty Retail – 1.4%
AutoZone, Inc.*	301	1,016,712
Best Buy Co., Inc.	5,975	383,595
Burlington Stores, Inc.*	650	211,497
Carvana Co.*(a)	1,024	321,925
Dick’s Sporting Goods, Inc.	1,347	267,096
Home Depot, Inc.	22,057	7,254,327
Lowe’s Cos., Inc.	13,668	3,229,475
O’Reilly Automotive, Inc.*	11,903	1,098,766
Ross Stores, Inc.	4,852	1,051,089
TJX Cos., Inc.	16,817	2,685,675
Tractor Supply Co.	7,115	322,309
Ulta Beauty, Inc.*	742	387,851
Williams-Sonoma, Inc.	1,945	354,632
Total Specialty Retail		18,584,949

See Notes to Financial Statements.

WisdomTree Trust    21

Schedule of Investments (continued) WisdomTree U.S. LargeCap Fund (EPS) March 31, 2026
Investments	Shares	Value
Technology Hardware, Storage & Peripherals – 6.4%
Apple, Inc.	270,433	$68,633,191
Dell Technologies, Inc., Class C	23,821	3,909,741
Everpure, Inc., Class A*	14,891	879,165
Hewlett Packard Enterprise Co.	89,357	2,127,590
NetApp, Inc.	12,956	1,326,565
Sandisk Corp.*	4,681	2,974,026
Seagate Technology Holdings PLC	6,911	2,707,453
Western Digital Corp.(a)	12,391	3,351,642
Total Technology Hardware, Storage & Peripherals		85,909,373
Textiles, Apparel & Luxury Goods – 0.1%
Deckers Outdoor Corp.*	3,134	313,682
Lululemon Athletica, Inc.*	3,941	603,367
Ralph Lauren Corp.	519	178,531
Tapestry, Inc.	3,671	518,015
Total Textiles, Apparel & Luxury Goods		1,613,595
Tobacco – 0.9%
Altria Group, Inc.	80,024	5,280,784
Philip Morris International, Inc.	39,091	6,463,306
Total Tobacco		11,744,090
Trading Companies & Distributors – 0.3%
Fastenal Co.	11,048	512,627
Ferguson Enterprises, Inc.	3,319	774,190
United Rentals, Inc.	1,550	1,129,268
WESCO International, Inc.	362	99,051
WW Grainger, Inc.	740	807,199
Total Trading Companies & Distributors		3,322,335
Water Utilities – 0.0%
American Water Works Co., Inc.	2,043	278,032
Wireless Telecommunication Services – 0.5%
T-Mobile U.S., Inc.	29,338	6,161,860
Total United States		1,334,038,388
Brazil – 0.1%
Broadline Retail – 0.1%
MercadoLibre, Inc.*	389	672,589
Netherlands – 0.2%
Semiconductors & Semiconductor Equipment – 0.2%
NXP Semiconductors NV	10,278	2,023,327
South Korea – 0.0%
Broadline Retail – 0.0%
Coupang, Inc.*	14,738	278,253
Switzerland – 0.1%
Electronic Equipment, Instruments & Components – 0.1%
TE Connectivity PLC	9,591	2,004,711
Investments	Shares	Value
Thailand – 0.1%
Electronic Equipment, Instruments & Components – 0.1%
Fabrinet*	1,999	$1,042,518
United Kingdom – 0.0%
Energy Equipment & Services – 0.0%
TechnipFMC PLC	4,383	302,997
TOTAL COMMON STOCKS (COST: $1,043,839,498)		1,340,362,783
MUTUAL FUND – 0.0%
United States – 0.0%
Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.54%(b) (Cost: $388,256)	388,256	388,256
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.0%
United States – 0.0%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%(b) (Cost: $188,367)	188,367	188,367
TOTAL INVESTMENTS IN SECURITIES – 100.0% (Cost: $1,044,416,121)		1,340,939,406
Other Assets less Liabilities – 0.0%		422,226
NET ASSETS – 100.0%		$1,341,361,632

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at March 31, 2026 (See Note 2). At March 31, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $7,116,647 and the total market value of the collateral held by the Fund was $7,005,905. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $6,817,538.

(b)  Rate shown represents annualized 7-day yield as of March 31, 2026.

See Notes to Financial Statements.

22    WisdomTree Trust

Schedule of Investments (concluded) WisdomTree U.S. LargeCap Fund (EPS) March 31, 2026

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended March 31, 2026 were as follows:

Affiliate	Value at 3/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2026		Dividend Income	Securities Lending Income
WisdomTree Treasury Money Market Digital Fund	$—	$3,700,000	$3,700,000	$—	$—	$	—^	$—	$295
WisdomTree U.S. High Dividend Fund	1,011,035	2,761,862	3,672,967	(6,378)	(93,552)		—^	25,510	—
Total	$1,011,035	$6,461,862	$7,372,967	$(6,378)	$(93,552)		$—	$25,510	$295

^     As of March 31, 2026, the Fund did not hold a position in this affiliate.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 – Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,340,362,783	$—	$—	$1,340,362,783
Mutual Fund	—	388,256	—	388,256
Investment of Cash Collateral for Securities Loaned	—	188,367	—	188,367
Total Investments in Securities	$1,340,362,783	$576,623	$—	$1,340,939,406

See Notes to Financial Statements.

WisdomTree Trust    23

Schedule of Investments WisdomTree U.S. MidCap Dividend Fund (DON) March 31, 2026
Investments	Shares	Value
COMMON STOCKS – 99.8%
United States – 99.4%
Aerospace & Defense – 1.9%
BWX Technologies, Inc.	53,256	$10,890,319
Carpenter Technology Corp.	28,733	11,325,112
Hexcel Corp.(a)	71,105	5,754,528
Huntington Ingalls Industries, Inc.	47,271	17,958,253
Leonardo DRS, Inc.	230,522	10,262,839
Moog, Inc., Class A	21,576	6,314,001
Textron, Inc.	99,446	8,707,492
Total Aerospace & Defense		71,212,544
Automobile Components – 0.9%
BorgWarner, Inc.	250,217	13,576,774
Gentex Corp.	381,781	8,341,915
Lear Corp.	104,524	12,655,766
Total Automobile Components		34,574,455
Automobiles – 0.2%
Thor Industries, Inc.(a)	82,459	6,587,650
Banks – 8.2%
Ameris Bancorp	57,438	4,479,590
Atlantic Union Bankshares Corp.(a)	341,142	12,192,415
Bank OZK	255,804	11,738,846
BOK Financial Corp.	74,578	9,550,459
Columbia Banking System, Inc.	922,843	25,313,583
Commerce Bancshares, Inc.	169,763	8,352,340
Cullen/Frost Bankers, Inc.	113,828	15,603,542
East West Bancorp, Inc.	175,719	18,759,760
First Horizon Corp.	803,877	18,296,241
Flagstar Bank NA	232,182	3,057,837
FNB Corp.	590,813	9,878,393
Glacier Bancorp, Inc.	233,014	10,408,735
Hancock Whitney Corp.(a)	134,016	8,522,077
Home BancShares, Inc.	351,820	9,474,513
Old National Bancorp(a)	561,536	12,409,946
Pinnacle Financial Partners, Inc.	170,196	14,660,683
Prosperity Bancshares, Inc.	184,618	12,402,637
Southstate Bank Corp.	150,617	13,935,085
UMB Financial Corp.	65,145	7,347,705
United Bankshares, Inc.	319,527	13,234,808
Valley National Bancorp	1,210,459	14,864,437
Webster Financial Corp.	246,401	17,105,157
Western Alliance Bancorp	133,413	9,452,311
Wintrust Financial Corp.	54,693	7,599,045
Zions Bancorp NA	276,642	15,940,112
Total Banks		304,580,257
Beverages – 1.0%
Brown-Forman Corp., Class B(a)	636,467	16,828,187
Brown-Forman Corp., Class A	383,669	10,278,493
Investments	Shares	Value
Coca-Cola Consolidated, Inc.	43,657	$8,370,793
Total Beverages		35,477,473
Broadline Retail – 0.9%
Dillard’s, Inc., Class A	39,927	22,842,636
Macy’s, Inc.(a)	626,645	11,336,008
Total Broadline Retail		34,178,644
Building Products – 2.5%
AAON, Inc.(a)	49,507	4,096,704
Advanced Drainage Systems, Inc.	46,617	6,392,589
AO Smith Corp.(a)	185,376	12,223,693
Armstrong World Industries, Inc.	39,733	6,547,998
Carlisle Cos., Inc.	41,074	13,703,108
CSW Industrials, Inc.(a)	6,772	1,764,648
Fortune Brands Innovations, Inc.	136,961	5,337,370
Lennox International, Inc.	26,953	12,509,696
Masco Corp.	277,637	16,760,946
Simpson Manufacturing Co., Inc.	31,038	5,326,742
Zurn Elkay Water Solutions Corp.	182,387	8,178,233
Total Building Products		92,841,727
Capital Markets – 4.8%
Affiliated Managers Group, Inc.	15,447	4,274,185
Blue Owl Capital, Inc.	1,971,116	17,996,289
Evercore, Inc., Class A	34,022	10,155,907
FactSet Research Systems, Inc.	22,951	4,980,138
Franklin Resources, Inc.	1,698,605	40,121,050
Hamilton Lane, Inc., Class A	40,411	4,016,853
Houlihan Lokey, Inc.	71,271	10,235,941
Jefferies Financial Group, Inc.	338,980	13,989,705
Lazard, Inc.	182,954	7,771,886
MarketAxess Holdings, Inc.	29,233	4,822,860
Moelis & Co., Class A(a)	270,757	15,433,149
Morningstar, Inc.	27,547	4,656,820
Piper Sandler Cos.	103,556	7,927,212
SEI Investments Co.	87,934	6,900,181
StepStone Group, Inc., Class A	77,746	3,710,039
Stifel Financial Corp.	180,474	13,340,638
TPG, Inc.	234,108	9,483,715
Total Capital Markets		179,816,568
Chemicals – 5.3%
Albemarle Corp.	105,470	18,935,029
Balchem Corp.	25,009	4,238,525
CF Industries Holdings, Inc.	266,663	34,623,524
DuPont de Nemours, Inc.	551,844	25,274,455
Eastman Chemical Co.	396,960	30,295,987
Element Solutions, Inc.	257,772	8,800,336
International Flavors & Fragrances, Inc.	396,171	28,742,206
Mosaic Co.	765,377	19,517,114
NewMarket Corp.	16,078	10,305,194

See Notes to Financial Statements.

24    WisdomTree Trust

Schedule of Investments (continued) WisdomTree U.S. MidCap Dividend Fund (DON) March 31, 2026
Investments	Shares	Value
RPM International, Inc.	180,224	$17,914,266
Total Chemicals		198,646,636
Commercial Services & Supplies – 0.5%
Brink’s Co.	49,979	5,179,324
MSA Safety, Inc.	43,163	7,076,574
Tetra Tech, Inc.	168,049	5,061,636
Total Commercial Services & Supplies		17,317,534
Construction & Engineering – 1.0%
AECOM	116,219	9,857,696
Arcosa, Inc.	28,875	3,064,793
Argan, Inc.(a)	13,122	7,146,897
Granite Construction, Inc.	39,071	4,683,831
Primoris Services Corp.	30,434	4,353,279
Valmont Industries, Inc.	16,923	6,761,923
Total Construction & Engineering		35,868,419
Construction Materials – 0.1%
Eagle Materials, Inc.(a)	19,944	3,778,391
Consumer Finance – 1.5%
Ally Financial, Inc.	534,881	20,983,382
FirstCash Holdings, Inc.	38,187	7,179,156
Nelnet, Inc., Class A	19,210	2,477,321
OneMain Holdings, Inc.	409,783	21,919,293
SLM Corp.	181,885	3,894,158
Total Consumer Finance		56,453,310
Consumer Staples Distribution & Retail – 0.5%
Albertsons Cos., Inc., Class A(a)	1,161,238	19,787,496
Containers & Packaging – 1.6%
AptarGroup, Inc.	72,492	9,135,442
Avery Dennison Corp.	112,800	19,478,304
Ball Corp.	308,048	18,208,717
Crown Holdings, Inc.	128,853	12,917,513
Total Containers & Packaging		59,739,976
Distributors – 0.2%
Pool Corp.	44,842	9,072,882
Diversified Consumer Services – 1.1%
ADT, Inc.	1,526,827	10,031,253
Graham Holdings Co., Class B	3,902	4,125,429
H&R Block, Inc.(a)	360,949	11,456,521
Service Corp. International(a)	174,723	14,416,395
Total Diversified Consumer Services		40,029,598
Diversified REITs – 1.0%
Essential Properties Realty Trust, Inc.	111,984	3,399,834
WP Carey, Inc.	471,004	32,009,432
Total Diversified REITs		35,409,266
Electric Utilities – 2.8%
IDACORP, Inc.	104,910	14,998,983
Investments	Shares	Value
OGE Energy Corp.	724,871	$34,764,813
Pinnacle West Capital Corp.(a)	318,191	32,057,743
Portland General Electric Co.	396,847	20,941,616
Total Electric Utilities		102,763,155
Electrical Equipment – 0.6%
Acuity, Inc.	15,763	4,417,108
EnerSys	38,673	6,718,274
Regal Rexnord Corp.	55,094	10,316,902
Total Electrical Equipment		21,452,284
Electronic Equipment, Instruments & Components – 1.2%
Advanced Energy Industries, Inc.(a)	21,261	6,861,137
Badger Meter, Inc.	30,742	4,683,544
Cognex Corp.	145,588	7,132,356
Littelfuse, Inc.	26,045	8,838,371
Ralliant Corp.	73,228	3,045,553
TD SYNNEX Corp.	68,925	11,628,337
Vontier Corp.	92,266	3,272,675
Total Electronic Equipment, Instruments & Components		45,461,973
Energy Equipment & Services – 0.3%
NOV, Inc.	531,224	9,992,323
Entertainment – 0.7%
TKO Group Holdings, Inc.	86,112	17,364,485
Warner Music Group Corp., Class A	296,127	7,563,083
Total Entertainment		24,927,568
Financial Services – 2.1%
Enact Holdings, Inc.	178,834	7,298,216
Equitable Holdings, Inc.	443,969	16,475,690
Jack Henry & Associates, Inc.(a)	56,384	8,910,927
Jackson Financial, Inc., Class A	125,623	13,280,864
MGIC Investment Corp.	409,266	10,743,232
PennyMac Financial Services, Inc.	28,253	2,469,312
Radian Group, Inc.	218,765	7,236,746
Voya Financial, Inc.	161,752	11,050,897
Total Financial Services		77,465,884
Food Products – 2.2%
Campbell’s Company/The	1,012,292	22,543,743
Ingredion, Inc.	133,171	15,003,045
J M Smucker Co.	296,610	28,605,068
Lamb Weston Holdings, Inc.	235,642	9,958,231
Marzetti Company/The	52,756	7,297,737
Total Food Products		83,407,824
Gas Utilities – 3.0%
National Fuel Gas Co.	233,754	21,963,526
New Jersey Resources Corp.	284,225	15,609,637
ONE Gas, Inc.	145,298	12,514,517
Southwest Gas Holdings, Inc.	223,403	19,413,720
Spire, Inc.	162,007	14,668,114

See Notes to Financial Statements.

WisdomTree Trust    25

Schedule of Investments (continued) WisdomTree U.S. MidCap Dividend Fund (DON) March 31, 2026
Investments	Shares	Value
UGI Corp.	795,057	$28,955,976
Total Gas Utilities		113,125,490
Ground Transportation – 1.3%
JB Hunt Transport Services, Inc.	64,675	13,704,633
Knight-Swift Transportation Holdings, Inc.	174,832	10,066,827
Landstar System, Inc.	67,401	10,805,054
Ryder System, Inc.	61,447	12,578,815
Total Ground Transportation		47,155,329
Health Care Providers & Services – 0.7%
Chemed Corp.	10,767	4,067,127
Encompass Health Corp.	78,889	7,630,933
Ensign Group, Inc.	33,618	6,774,027
Universal Health Services, Inc., Class B	33,654	6,023,056
Total Health Care Providers & Services		24,495,143
Health Care REITs – 0.8%
American Healthcare REIT, Inc.	87,714	4,136,592
CareTrust REIT, Inc.	313,591	11,493,110
Healthcare Realty Trust, Inc.(a)	299,485	5,088,250
Sabra Health Care REIT, Inc.(a)	562,693	10,820,587
Total Health Care REITs		31,538,539
Hotel & Resort REITs – 0.7%
Host Hotels & Resorts, Inc.	1,232,760	23,619,682
Ryman Hospitality Properties, Inc.	36,819	3,397,289
Total Hotel & Resort REITs		27,016,971
Hotels, Restaurants & Leisure – 2.3%
Aramark	258,808	10,492,076
Boyd Gaming Corp.(a)	87,972	7,229,539
Churchill Downs, Inc.	33,612	3,019,366
Domino’s Pizza, Inc.	38,337	13,754,932
Hyatt Hotels Corp., Class A(a)	24,854	3,573,757
Texas Roadhouse, Inc.	76,355	12,609,265
Vail Resorts, Inc.(a)	112,530	14,439,850
Wingstop, Inc.(a)	16,114	2,497,186
Wyndham Hotels & Resorts, Inc.	128,791	10,461,693
Wynn Resorts Ltd.	85,774	8,710,350
Total Hotels, Restaurants & Leisure		86,788,014
Household Durables – 0.6%
Installed Building Products, Inc.	21,212	5,624,362
Meritage Homes Corp.	136,177	8,421,186
Toll Brothers, Inc.	62,120	8,477,516
Total Household Durables		22,523,064
Household Products – 1.3%
Clorox Co.	360,287	37,336,542
Reynolds Consumer Products, Inc.	555,427	11,763,944
Total Household Products		49,100,486
Independent Power & Renewable Electricity Producers – 1.4%
AES Corp.	2,309,045	32,534,444
Clearway Energy, Inc., Class C(a)	306,726	12,051,265
Investments	Shares	Value
Clearway Energy, Inc., Class A	126,039	$4,936,948
Ormat Technologies, Inc.	37,870	4,238,410
Total Independent Power & Renewable Electricity Producers		53,761,067
Industrial REITs – 0.9%
EastGroup Properties, Inc.	81,364	15,059,663
First Industrial Realty Trust, Inc.	76,121	4,403,600
Rexford Industrial Realty, Inc.	175,097	5,730,925
STAG Industrial, Inc.	105,761	3,813,741
Terreno Realty Corp.	70,229	4,313,465
Total Industrial REITs		33,321,394
Insurance – 5.3%
American Financial Group, Inc.	276,466	35,307,473
Assurant, Inc.	45,563	9,924,077
Erie Indemnity Co., Class A	50,126	12,597,165
Fidelity National Financial, Inc.	567,257	26,309,380
First American Financial Corp.	193,867	11,688,241
Globe Life, Inc.	46,291	6,442,318
Hanover Insurance Group, Inc.	59,942	10,390,946
Kinsale Capital Group, Inc.(a)	12,575	4,296,374
Lincoln National Corp.	467,050	16,580,275
Mercury General Corp.	60,910	5,369,217
Old Republic International Corp.	381,559	15,224,204
Primerica, Inc.	30,781	7,710,025
RLI Corp.	219,919	12,544,180
Selective Insurance Group, Inc.	72,675	5,478,968
Unum Group	243,062	17,750,818
Total Insurance		197,613,661
Interactive Media & Services – 0.3%
Match Group, Inc.	383,169	11,767,120
Leisure Products – 1.3%
Acushnet Holdings Corp.	85,728	8,013,854
Hasbro, Inc.	447,394	41,876,078
Total Leisure Products		49,889,932
Life Sciences Tools & Services – 0.4%
Bio-Techne Corp.(a)	97,250	5,082,285
Bruker Corp.	57,933	2,092,540
Revvity, Inc.(a)	68,763	6,024,326
Total Life Sciences Tools & Services		13,199,151
Machinery – 6.9%
AGCO Corp.	70,540	8,173,470
Allison Transmission Holdings, Inc.	82,495	9,656,865
Crane Co.	37,162	6,354,702
Donaldson Co., Inc.	166,054	14,093,003
Enpro, Inc.	16,468	4,127,704
Esab Corp.	31,601	3,054,553
ESCO Technologies, Inc.	16,004	4,503,045
Federal Signal Corp.	45,857	4,958,976
Flowserve Corp.	166,421	12,233,608
Graco, Inc.	154,840	13,107,206

See Notes to Financial Statements.

26    WisdomTree Trust

Schedule of Investments (continued) WisdomTree U.S. MidCap Dividend Fund (DON) March 31, 2026
Investments	Shares	Value
ITT, Inc.	66,359	$12,643,380
JBT Marel Corp.	29,116	3,723,063
Lincoln Electric Holdings, Inc.	72,597	18,082,461
Mueller Industries, Inc.	104,113	11,535,720
Nordson Corp.	54,356	14,461,957
Oshkosh Corp.	106,476	15,674,332
Snap-on, Inc.	93,184	33,846,292
Stanley Black & Decker, Inc.	459,879	32,679,002
Timken Co.	96,645	9,719,588
Toro Co.	153,106	14,306,224
Watts Water Technologies, Inc., Class A	26,575	7,714,457
Total Machinery		254,649,608
Media – 2.8%
New York Times Co., Class A	193,537	16,204,853
News Corp., Class B(a)	151,616	4,322,572
News Corp., Class A	258,575	6,446,275
Nexstar Media Group, Inc.	80,542	14,564,410
Omnicom Group, Inc.	481,969	36,297,085
Sirius XM Holdings, Inc.(a)	1,121,076	25,874,434
Total Media		103,709,629
Metals & Mining – 1.7%
Alcoa Corp.	255,663	16,958,127
Commercial Metals Co.	105,718	6,494,257
Hecla Mining Co.	364,709	6,794,528
Reliance, Inc.	59,254	18,008,476
Royal Gold, Inc.	57,654	14,672,366
Total Metals & Mining		62,927,754
Multi-Utilities – 0.4%
Black Hills Corp.(a)	192,732	13,377,528
Office REITs – 0.2%
Kilroy Realty Corp.	167,344	4,720,774
Vornado Realty Trust	75,667	1,966,586
Total Office REITs		6,687,360
Oil, Gas & Consumable Fuels – 7.6%
Antero Midstream Corp.	1,677,136	38,238,701
APA Corp.	1,166,786	49,518,398
Chord Energy Corp.	196,303	27,910,360
DT Midstream, Inc.	183,128	24,661,848
HF Sinclair Corp.	465,639	29,051,217
Matador Resources Co.	298,849	18,881,280
Murphy Oil Corp.(a)	396,323	16,348,324
Ovintiv, Inc.	478,169	28,384,112
Permian Resources Corp., Class A	1,927,171	41,087,286
Range Resources Corp.	181,703	8,209,341
Total Oil, Gas & Consumable Fuels		282,290,867
Paper & Forest Products – 0.1%
Louisiana-Pacific Corp.	74,886	5,447,957
Investments	Shares	Value
Pharmaceuticals – 1.2%
Viatris, Inc.	3,231,218	$43,653,755
Professional Services – 1.4%
Booz Allen Hamilton Holding Corp.	217,405	16,964,112
Jacobs Solutions, Inc.	80,509	10,247,185
KBR, Inc.	177,894	6,557,173
Maximus, Inc.(a)	92,520	5,930,532
Paycom Software, Inc.	35,053	4,260,342
TransUnion	111,637	7,724,164
Total Professional Services		51,683,508
Residential REITs – 2.8%
American Homes 4 Rent, Class A	401,523	11,210,522
Camden Property Trust	121,018	11,818,618
Equity LifeStyle Properties, Inc.	143,084	8,931,303
Essex Property Trust, Inc.	98,391	23,810,622
Sun Communities, Inc.	246,342	31,029,239
UDR, Inc.	483,641	16,337,393
Total Residential REITs		103,137,697
Retail REITs – 2.3%
Agree Realty Corp.	79,605	6,000,625
Brixmor Property Group, Inc.	314,631	9,061,373
Federal Realty Investment Trust	86,828	9,222,002
Kimco Realty Corp.	1,316,688	29,585,979
NNN REIT, Inc.	293,556	12,338,158
Regency Centers Corp.	252,695	19,118,904
Total Retail REITs		85,327,041
Semiconductors & Semiconductor Equipment – 1.8%
Amkor Technology, Inc.	160,729	7,237,627
Entegris, Inc.(a)	77,256	9,057,493
MKS, Inc.	45,555	10,468,995
Qnity Electronics, Inc.	118,725	13,698,490
Skyworks Solutions, Inc.(a)	362,218	19,396,774
Universal Display Corp.	66,867	6,129,029
Total Semiconductors & Semiconductor Equipment		65,988,408
Software – 1.1%
Bentley Systems, Inc., Class B	186,413	6,546,825
Dolby Laboratories, Inc., Class A	119,937	7,203,416
Gen Digital, Inc.	782,093	14,726,811
InterDigital, Inc.	24,961	7,538,222
Pegasystems, Inc.	102,336	4,355,420
Total Software		40,370,694
Specialized REITs – 1.1%
CubeSmart	360,894	13,226,765
Lamar Advertising Co., Class A	131,446	16,648,950
Millrose Properties, Inc.	371,029	10,388,812
Total Specialized REITs		40,264,527
Specialty Retail – 2.4%
Best Buy Co., Inc.	670,507	43,046,550
Gap, Inc.	610,447	14,772,817

See Notes to Financial Statements.

WisdomTree Trust    27

Schedule of Investments (continued) WisdomTree U.S. MidCap Dividend Fund (DON) March 31, 2026
Investments	Shares	Value
Group 1 Automotive, Inc.	7,286	$2,408,970
Lithia Motors, Inc.	15,200	3,795,744
Murphy USA, Inc.	12,968	6,405,803
Penske Automotive Group, Inc.	132,194	19,765,647
Total Specialty Retail		90,195,531
Textiles, Apparel & Luxury Goods – 0.4%
Levi Strauss & Co., Class A	351,587	6,500,844
VF Corp.	597,005	10,143,115
Total Textiles, Apparel & Luxury Goods		16,643,959
Trading Companies & Distributors – 1.0%
Applied Industrial Technologies, Inc.	32,403	8,597,164
GATX Corp.	43,763	7,472,095
MSC Industrial Direct Co., Inc., Class A	164,151	15,146,213
WESCO International, Inc.	28,096	7,687,627
Total Trading Companies & Distributors		38,903,099
Water Utilities – 0.7%
Essential Utilities, Inc.	628,668	25,316,460
Wireless Telecommunication Services – 0.1%
Telephone & Data Systems, Inc.	94,631	3,983,965
Total United States		3,696,698,545
Puerto Rico – 0.4%
Banks – 0.4%
Popular, Inc.	101,087	13,562,843
TOTAL COMMON STOCKS (COST: $3,272,422,197)		3,710,261,388
Investments	Shares	Value
MUTUAL FUND – 0.1%
United States – 0.1%
Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.54%(b)
(Cost: $2,042,975)	2,042,975	$2,042,975
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.6%
United States – 0.6%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%(b)	1,214,200	1,214,200
WisdomTree Treasury Money Market Digital Fund, 3.43%(b)(c)	22,800,000	22,800,000
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (COST: $24,014,200)		24,014,200
TOTAL INVESTMENTS IN SECURITIES – 100.5% (Cost: $3,298,479,372)		3,736,318,563
Other Liabilities less Assets – (0.5)%		(17,820,649)
NET ASSETS – 100.0%		$3,718,497,914

(a)   Security, or portion thereof, was on loan at March 31, 2026 (See Note 2). At March 31, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $165,989,027 and the total market value of the collateral held by the Fund was $167,182,624. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $143,168,424.

(b)  Rate shown represents annualized 7-day yield as of March 31, 2026.

(c)   Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended March 31, 2026 were as follows:

Affiliate	Value at 3/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2026	Dividend Income	Securities Lending Income
WisdomTree Treasury Money Market Digital Fund	$—	$75,200,000	$52,400,000	$—	$—	$22,800,000	$—	$82,758
WisdomTree US LargeCap Dividend Fund	3,844,127	81,883,029	86,411,996	792,555	(107,715)	—^	179,810	—
Total	$3,844,127	$157,083,029	$138,811,996	$792,555	$(107,715)	$22,800,000	$179,810	$82,758

^    As of March 31, 2026, the Fund did not hold a position in this affiliate.

See Notes to Financial Statements.

28    WisdomTree Trust

Schedule of Investments (concluded) WisdomTree U.S. MidCap Dividend Fund (DON) March 31, 2026

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$3,710,261,388	$—	$—	$3,710,261,388
Mutual Fund	—	2,042,975	—	2,042,975
Investment of Cash Collateral for Securities Loaned	—	24,014,200	—	24,014,200
Total Investments in Securities	$3,710,261,388	$26,057,175	$—	$3,736,318,563

See Notes to Financial Statements.

WisdomTree Trust    29

Schedule of Investments WisdomTree U.S. MidCap Fund (EZM) March 31, 2026
Investments	Shares	Value
COMMON STOCKS – 99.9%
United States – 98.2%
Aerospace & Defense – 1.1%
Hexcel Corp.	8,811	$713,074
Huntington Ingalls Industries, Inc.	7,500	2,849,250
Karman Holdings, Inc.*(a)	10,820	866,141
Leonardo DRS, Inc.	37,133	1,653,161
Mercury Systems, Inc.*(a)	5,150	375,487
Moog, Inc., Class A	5,045	1,476,369
VSE Corp.	2,422	446,617
Total Aerospace & Defense		8,380,099
Air Freight & Logistics – 0.2%
GXO Logistics, Inc.*	24,895	1,290,806
Automobile Components – 1.4%
BorgWarner, Inc.	92,111	4,997,943
Dorman Products, Inc.*	9,160	955,937
Gentex Corp.	69,079	1,509,376
Lear Corp.	24,685	2,988,860
Patrick Industries, Inc.	5,987	664,976
Total Automobile Components		11,117,092
Automobiles – 0.1%
Thor Industries, Inc.	10,995	878,391
Banks – 6.5%
Ameris Bancorp	14,680	1,144,893
Associated Banc-Corp.	44,360	1,147,150
Atlantic Union Bankshares Corp.	26,371	942,499
Axos Financial, Inc.*	14,598	1,242,144
BancFirst Corp.	4,482	486,297
Bank OZK	48,431	2,222,499
BOK Financial Corp.	13,560	1,736,494
Columbia Banking System, Inc.	71,456	1,960,038
Commerce Bancshares, Inc.	32,095	1,579,074
Cullen/Frost Bankers, Inc.	15,287	2,095,542
Eastern Bankshares, Inc.	33,320	651,739
First Financial Bankshares, Inc.	14,104	415,363
First Horizon Corp.	139,438	3,173,609
FNB Corp.	97,276	1,626,455
Glacier Bancorp, Inc.	12,444	555,873
Hancock Whitney Corp.	22,927	1,457,928
Home BancShares, Inc.	43,169	1,162,541
Independent Bank Corp.	5,495	413,279
International Bancshares Corp.	16,903	1,137,403
Old National Bancorp	104,842	2,317,008
Pinnacle Financial Partners, Inc.	47,187	4,064,688
Prosperity Bancshares, Inc.	22,726	1,526,733
ServisFirst Bancshares, Inc.	7,496	545,934
Southstate Bank Corp.	24,096	2,229,362
Texas Capital Bancshares, Inc.*	6,636	629,624
UMB Financial Corp.	20,207	2,279,147
Investments	Shares	Value
United Bankshares, Inc.	31,068	$1,286,836
United Community Banks, Inc.	23,435	737,968
Valley National Bancorp(a)	113,991	1,399,809
Webster Financial Corp.	53,937	3,744,306
Western Alliance Bancorp	34,855	2,469,477
Wintrust Financial Corp.	17,404	2,418,112
Zions Bancorp NA	49,335	2,842,683
Total Banks		53,642,507
Beverages – 0.8%
Brown-Forman Corp., Class B	112,917	2,985,526
Celsius Holdings, Inc.*	19,816	703,072
Coca-Cola Consolidated, Inc.	16,691	3,200,332
Total Beverages		6,888,930
Biotechnology – 2.3%
ACADIA Pharmaceuticals, Inc.*	43,728	973,385
ADMA Biologics, Inc.*	33,085	298,096
Alkermes PLC*	62,546	2,211,627
Arrowhead Pharmaceuticals, Inc.*	9,392	588,878
BioMarin Pharmaceutical, Inc.*	39,075	2,207,347
Exelixis, Inc.*	69,056	2,961,812
Halozyme Therapeutics, Inc.*	43,871	2,835,383
Krystal Biotech, Inc.*(a)	4,071	1,051,621
Mirum Pharmaceuticals, Inc.*	8,761	809,341
Protagonist Therapeutics, Inc.*	5,208	548,923
PTC Therapeutics, Inc.*	39,979	2,723,769
TG Therapeutics, Inc.*	58,732	1,951,077
Veracyte, Inc.*	10,525	339,010
Total Biotechnology		19,500,269
Broadline Retail – 0.7%
Dillard’s, Inc., Class A	3,196	1,828,463
Etsy, Inc.*	15,658	782,587
Macy’s, Inc.	121,847	2,204,212
Ollie’s Bargain Outlet Holdings, Inc.*	8,066	742,395
Total Broadline Retail		5,557,657
Building Products – 1.7%
AAON, Inc.	7,068	584,877
Advanced Drainage Systems, Inc.	12,701	1,741,688
AO Smith Corp.	33,103	2,182,812
Armstrong World Industries, Inc.	7,161	1,180,133
CSW Industrials, Inc.	2,373	618,356
Fortune Brands Innovations, Inc.	34,787	1,355,650
Hayward Holdings, Inc.*	46,692	624,739
Modine Manufacturing Co.*	6,101	1,322,148
Resideo Technologies, Inc.*	49,903	1,682,230
Simpson Manufacturing Co., Inc.	8,447	1,449,674
Trex Co., Inc.*	25,904	943,424
Zurn Elkay Water Solutions Corp.	23,130	1,037,149
Total Building Products		14,722,880

See Notes to Financial Statements.

30    WisdomTree Trust

Schedule of Investments (continued) WisdomTree U.S. MidCap Fund (EZM) March 31, 2026
Investments	Shares	Value
Capital Markets – 3.9%
Affiliated Managers Group, Inc.	9,195	$2,544,257
Blue Owl Capital, Inc.	144,282	1,317,295
Evercore, Inc., Class A	4,822	1,439,415
FactSet Research Systems, Inc.	7,264	1,576,215
Federated Hermes, Inc.	18,426	1,044,939
Franklin Resources, Inc.	172,694	4,079,032
Galaxy Digital, Inc., Class A*	16,032	295,790
Hamilton Lane, Inc., Class A	4,805	477,617
Houlihan Lokey, Inc.	8,564	1,229,962
Invesco Ltd.	119,532	2,903,432
Janus Henderson Group PLC	41,293	2,121,221
Jefferies Financial Group, Inc.	34,137	1,408,834
Lazard, Inc.	9,800	416,304
MarketAxess Holdings, Inc.	3,827	631,378
Moelis & Co., Class A	7,071	403,047
Morningstar, Inc.	4,877	824,457
Piper Sandler Cos.	7,996	612,094
PJT Partners, Inc., Class A	2,979	416,226
SEI Investments Co.	23,518	1,845,458
StepStone Group, Inc., Class A	6,525	311,373
Stifel Financial Corp.	33,421	2,470,480
StoneX Group, Inc.*(a)	10,306	831,179
TPG, Inc.	46,336	1,877,071
Victory Capital Holdings, Inc., Class A(a)	17,037	1,115,583
Total Capital Markets		32,192,659
Chemicals – 2.9%
Axalta Coating Systems Ltd.*	73,952	2,048,470
Balchem Corp.	4,391	744,187
CF Industries Holdings, Inc.	70,383	9,138,529
Eastman Chemical Co.	49,469	3,775,474
Element Solutions, Inc.	56,558	1,930,890
Mosaic Co.	132,384	3,375,792
NewMarket Corp.	2,461	1,577,378
Perimeter Solutions, Inc.*	32,505	793,772
Sensient Technologies Corp.	7,313	632,136
Total Chemicals		24,016,628
Commercial Services & Supplies – 0.8%
Brady Corp., Class A	12,291	998,521
Brink’s Co.	11,713	1,213,818
Clean Harbors, Inc.*	6,801	1,950,051
MSA Safety, Inc.	7,859	1,288,483
Tetra Tech, Inc.	49,813	1,500,367
Total Commercial Services & Supplies		6,951,240
Communications Equipment – 0.3%
Calix, Inc.*	7,098	347,731
Viavi Solutions, Inc.*	33,174	1,104,031
Vistance Networks, Inc.*	75,733	1,378,340
Total Communications Equipment		2,830,102
Investments	Shares	Value
Construction & Engineering – 1.7%
Arcosa, Inc.	7,770	$824,708
Argan, Inc.	1,620	882,333
Construction Partners, Inc., Class A*	5,459	606,604
Dycom Industries, Inc.*	3,656	1,238,726
Everus Construction Group, Inc.*	8,810	1,040,109
Fluor Corp.*	36,779	1,715,740
Granite Construction, Inc.	8,038	963,595
IES Holdings, Inc.*(a)	3,008	1,433,222
Primoris Services Corp.	10,445	1,494,053
Sterling Infrastructure, Inc.*	3,735	1,521,153
Valmont Industries, Inc.	3,634	1,452,037
WillScot Holdings Corp.	48,747	846,248
Total Construction & Engineering		14,018,528
Construction Materials – 0.3%
Eagle Materials, Inc.	8,384	1,588,349
Knife River Corp.*(a)	8,802	718,683
Total Construction Materials		2,307,032
Consumer Finance – 0.7%
Credit Acceptance Corp.*	2,682	1,135,720
FirstCash Holdings, Inc.	6,132	1,152,816
OneMain Holdings, Inc.	37,281	1,994,161
SLM Corp.	62,823	1,345,040
Upstart Holdings, Inc.*	7,215	185,065
Total Consumer Finance		5,812,802
Consumer Staples Distribution & Retail – 1.4%
Albertsons Cos., Inc., Class A	275,520	4,694,861
BJ’s Wholesale Club Holdings, Inc.*	25,546	2,514,237
Maplebear, Inc.*	49,362	1,849,101
PriceSmart, Inc.	5,197	782,148
Sprouts Farmers Market, Inc.*(a)	24,709	1,905,805
Total Consumer Staples Distribution & Retail		11,746,152
Containers & Packaging – 1.2%
AptarGroup, Inc.	13,630	1,717,653
Crown Holdings, Inc.	35,853	3,594,263
Silgan Holdings, Inc.	43,746	1,697,345
Sonoco Products Co.	55,383	2,995,666
Total Containers & Packaging		10,004,927
Distributors – 0.2%
Pool Corp.	6,802	1,376,249
Diversified Consumer Services – 1.8%
ADT, Inc.	391,472	2,571,971
Bright Horizons Family Solutions, Inc.*	10,378	852,345
Duolingo, Inc.*	8,553	843,069
Frontdoor, Inc.*	24,528	1,296,550
Graham Holdings Co., Class B	2,377	2,513,107
Grand Canyon Education, Inc.*	6,986	1,187,830
H&R Block, Inc.	60,779	1,929,126
Laureate Education, Inc.*	30,192	1,051,889
Service Corp. International	28,641	2,363,169
Total Diversified Consumer Services		14,609,056

See Notes to Financial Statements.

WisdomTree Trust    31

Schedule of Investments (continued) WisdomTree U.S. MidCap Fund (EZM) March 31, 2026
Investments	Shares	Value
Diversified REITs – 0.1%
Essential Properties Realty Trust, Inc.	33,027	$1,002,700
Electric Utilities – 1.0%
IDACORP, Inc.	10,281	1,469,875
OGE Energy Corp.	46,317	2,221,363
Pinnacle West Capital Corp.	27,364	2,756,923
Portland General Electric Co.	27,906	1,472,600
Total Electric Utilities		7,920,761
Electrical Equipment – 1.6%
Acuity, Inc.	6,263	1,755,018
EnerSys	11,760	2,042,947
Generac Holdings, Inc.*	11,660	2,277,548
Powell Industries, Inc.	2,515	1,360,816
Regal Rexnord Corp.	18,490	3,462,437
Sensata Technologies Holding PLC	60,509	2,131,127
Total Electrical Equipment		13,029,893
Electronic Equipment, Instruments & Components – 2.9%
Advanced Energy Industries, Inc.	4,431	1,429,928
Avnet, Inc.	24,269	1,495,456
Badger Meter, Inc.	3,594	547,546
Belden, Inc.	10,581	1,215,016
Cognex Corp.	18,463	904,502
Ingram Micro Holding Corp.(a)	123,637	2,881,979
Itron, Inc.*	11,959	1,071,885
Littelfuse, Inc.	4,220	1,432,057
Mirion Technologies, Inc.*(a)	23,065	428,778
Novanta, Inc.*	4,760	562,204
OSI Systems, Inc.*(a)	2,759	732,542
Plexus Corp.*	5,785	1,171,694
Ralliant Corp.	20,910	869,647
Sanmina Corp.*	9,005	1,167,408
TD SYNNEX Corp.	26,939	4,544,879
TTM Technologies, Inc.*	15,874	1,546,445
Vontier Corp.	53,619	1,901,866
Total Electronic Equipment, Instruments & Components		23,903,832
Energy Equipment & Services – 1.1%
Archrock, Inc.	45,746	1,591,961
Noble Corp. PLC	23,992	1,177,287
NOV, Inc.	104,364	1,963,087
Valaris Ltd.*	27,327	2,679,139
Weatherford International PLC	21,747	2,056,831
Total Energy Equipment & Services		9,468,305
Entertainment – 0.3%
Warner Music Group Corp., Class A	83,106	2,122,527
Financial Services – 2.5%
Enact Holdings, Inc.	56,486	2,305,194
Essent Group Ltd.	36,149	2,112,547
HA Sustainable Infrastructure Capital, Inc.	28,332	1,041,201
Jackson Financial, Inc., Class A	47,445	5,015,885
Investments	Shares	Value
MGIC Investment Corp.	87,815	$2,305,144
PennyMac Financial Services, Inc.	10,872	950,213
Radian Group, Inc.	53,148	1,758,136
Shift4 Payments, Inc., Class A*	18,297	800,128
TFS Financial Corp.	21,396	300,614
Voya Financial, Inc.	37,869	2,587,210
WEX, Inc.*	11,606	1,776,182
Total Financial Services		20,952,454
Food Products – 3.5%
Cal-Maine Foods, Inc.(a)	34,660	2,743,339
Campbell’s Company/The(a)	119,523	2,661,777
Darling Ingredients, Inc.*	15,026	929,358
Ingredion, Inc.	27,449	3,092,404
J M Smucker Co.	37,777	3,643,214
Lamb Weston Holdings, Inc.	32,672	1,380,719
Marzetti Company/The	4,973	687,915
Pilgrim’s Pride Corp.	142,906	5,396,131
Post Holdings, Inc.*(a)	18,864	1,864,895
Seaboard Corp.	382	2,159,836
Smithfield Foods, Inc.	161,793	4,525,350
Total Food Products		29,084,938
Gas Utilities – 1.5%
MDU Resources Group, Inc.	40,799	845,355
National Fuel Gas Co.	30,867	2,900,263
New Jersey Resources Corp.	29,983	1,646,667
ONE Gas, Inc.	13,639	1,174,727
Southwest Gas Holdings, Inc.	23,893	2,076,302
Spire, Inc.	13,142	1,189,877
UGI Corp.	77,565	2,824,917
Total Gas Utilities		12,658,108
Ground Transportation – 1.2%
Avis Budget Group, Inc.*(a)	24,901	3,631,811
Knight-Swift Transportation Holdings, Inc.	18,218	1,048,992
Landstar System, Inc.	5,261	843,391
Lyft, Inc., Class A*	74,810	994,973
Ryder System, Inc.	12,409	2,540,246
Saia, Inc.*	3,531	1,240,370
Total Ground Transportation		10,299,783
Health Care Equipment & Supplies – 1.5%
Align Technology, Inc.*	18,423	3,158,255
Globus Medical, Inc., Class A*	22,957	1,977,975
Haemonetics Corp.*	12,272	691,650
ICU Medical, Inc.*	6,117	790,010
Inspire Medical Systems, Inc.*	1,708	88,099
Lantheus Holdings, Inc.*(a)	28,951	2,195,933
Masimo Corp.*	9,626	1,712,177
Merit Medical Systems, Inc.*	11,573	797,727
Penumbra, Inc.*	3,205	1,052,426
TransMedics Group, Inc.*	3,546	352,508
Total Health Care Equipment & Supplies		12,816,760

See Notes to Financial Statements.

32    WisdomTree Trust

Schedule of Investments (continued) WisdomTree U.S. MidCap Fund (EZM) March 31, 2026
Investments	Shares	Value
Health Care Providers & Services – 2.0%
BrightSpring Health Services, Inc.*	23,991	$1,022,257
Chemed Corp.	3,152	1,190,636
CorVel Corp.*	7,188	392,824
DaVita, Inc.*	26,092	4,010,079
Encompass Health Corp.	19,165	1,853,830
Ensign Group, Inc.	8,433	1,699,249
GeneDx Holdings Corp.*(a)	2,521	161,899
HealthEquity, Inc.*	13,121	1,096,522
Henry Schein, Inc.*(a)	33,171	2,444,703
Hims & Hers Health, Inc.*	19,056	395,603
Option Care Health, Inc.*	39,567	1,065,144
PACS Group, Inc.*	37,816	1,214,650
RadNet, Inc.*	6,255	349,592
Total Health Care Providers & Services		16,896,988
Health Care REITs – 0.4%
American Healthcare REIT, Inc.	14,725	694,431
CareTrust REIT, Inc.	29,793	1,091,914
National Health Investors, Inc.	8,530	689,736
Sabra Health Care REIT, Inc.(a)	40,893	786,372
Total Health Care REITs		3,262,453
Health Care Technology – 0.2%
Doximity, Inc., Class A*	26,644	620,805
Waystar Holding Corp.*	30,075	725,108
Total Health Care Technology		1,345,913
Hotel & Resort REITs – 0.5%
Host Hotels & Resorts, Inc.	166,334	3,186,959
Ryman Hospitality Properties, Inc.	11,052	1,019,768
Total Hotel & Resort REITs		4,206,727
Hotels, Restaurants & Leisure – 3.4%
Aramark	53,036	2,150,079
Boyd Gaming Corp.	29,695	2,440,335
Brinker International, Inc.*	13,184	1,882,280
Cava Group, Inc.*(a)	8,835	714,751
Choice Hotels International, Inc.	14,673	1,518,656
Churchill Downs, Inc.	16,637	1,494,502
Dutch Bros, Inc., Class A*(a)	9,730	492,922
Global Business Travel Group I*(a)	41,080	229,226
Hilton Grand Vacations, Inc.*(a)	17,324	677,715
Hyatt Hotels Corp., Class A	4,110	590,977
Life Time Group Holdings, Inc.*(a)	45,873	1,235,819
MGM Resorts International*(a)	70,547	2,610,944
Norwegian Cruise Line Holdings Ltd.*	210,463	3,935,658
Planet Fitness, Inc., Class A*	10,015	744,916
Red Rock Resorts, Inc., Class A	14,417	769,291
Shake Shack, Inc., Class A*	4,134	365,735
Texas Roadhouse, Inc.	10,670	1,762,044
Travel & Leisure Co.	25,298	1,750,369
Vail Resorts, Inc.(a)	7,948	1,019,887
Wingstop, Inc.(a)	2,319	359,375
Wyndham Hotels & Resorts, Inc.	20,640	1,676,587
Total Hotels, Restaurants & Leisure		28,422,068
Investments	Shares	Value
Household Durables – 1.6%
Cavco Industries, Inc.*	1,554	$752,587
Champion Homes, Inc.*	11,325	842,240
Installed Building Products, Inc.	4,766	1,263,705
KB Home	31,727	1,641,872
M/I Homes, Inc.*	14,133	1,730,586
Meritage Homes Corp.	30,017	1,856,251
Mohawk Industries, Inc.*(a)	19,751	1,944,684
Taylor Morrison Home Corp.*	51,334	2,989,692
Total Household Durables		13,021,617
Household Products – 0.1%
Reynolds Consumer Products, Inc.	57,747	1,223,081
Independent Power & Renewable Electricity Producers – 0.8%
AES Corp.	426,967	6,015,965
Ormat Technologies, Inc.	5,955	666,484
Total Independent Power & Renewable Electricity Producers		6,682,449
Industrial REITs – 0.7%
EastGroup Properties, Inc.	5,928	1,097,214
First Industrial Realty Trust, Inc.	18,890	1,092,786
Rexford Industrial Realty, Inc.	33,005	1,080,254
STAG Industrial, Inc.	26,830	967,490
Terreno Realty Corp.	21,267	1,306,219
Total Industrial REITs		5,543,963
Insurance – 4.0%
American Financial Group, Inc.	20,307	2,593,407
Assurant, Inc.	14,564	3,172,185
Assured Guaranty Ltd.	12,127	988,108
Axis Capital Holdings Ltd.	35,253	3,575,007
CNO Financial Group, Inc.	30,911	1,269,206
F&G Annuities & Life, Inc.	44,221	1,119,676
First American Financial Corp.	20,909	1,260,603
Globe Life, Inc.	31,559	4,392,066
Hanover Insurance Group, Inc.	11,879	2,059,225
Kinsale Capital Group, Inc.	3,135	1,071,104
Lincoln National Corp.	120,756	4,286,838
Mercury General Corp.	11,486	1,012,491
Old Republic International Corp.	62,744	2,503,485
Primerica, Inc.	9,073	2,272,605
RLI Corp.	9,428	537,773
Selective Insurance Group, Inc.	13,210	995,902
White Mountains Insurance Group Ltd.	210	461,361
Total Insurance		33,571,042
Interactive Media & Services – 0.3%
Match Group, Inc.	69,015	2,119,451
IT Services – 0.5%
DigitalOcean Holdings, Inc.*(a)	20,880	1,791,086
EPAM Systems, Inc.*	12,767	1,728,652
Kyndryl Holdings, Inc.*	68,069	893,065
Total IT Services		4,412,803

See Notes to Financial Statements.

WisdomTree Trust    33

Schedule of Investments (continued) WisdomTree U.S. MidCap Fund (EZM) March 31, 2026
Investments	Shares	Value
Leisure Products – 0.8%
Acushnet Holdings Corp.	11,345	$1,060,531
Brunswick Corp.	12,220	889,127
Hasbro, Inc.	31,052	2,906,467
Mattel, Inc.*	87,127	1,265,955
Polaris, Inc.(a)	5,170	281,765
Total Leisure Products		6,403,845
Life Sciences Tools & Services – 1.2%
Avantor, Inc.*	234,842	1,841,161
Bio-Rad Laboratories, Inc., Class A*	3,820	1,064,825
Bio-Techne Corp.(a)	20,009	1,045,670
Bruker Corp.	26,546	958,842
Charles River Laboratories International, Inc.*	11,715	2,020,837
Repligen Corp.*	4,563	537,613
Revvity, Inc.	22,402	1,962,639
Sotera Health Co.*	59,305	850,434
Total Life Sciences Tools & Services		10,282,021
Machinery – 4.7%
AGCO Corp.	15,026	1,741,063
Allison Transmission Holdings, Inc.	31,282	3,661,871
Atmus Filtration Technologies, Inc.	18,164	1,031,170
Crane Co.	7,725	1,320,975
Donaldson Co., Inc.	21,029	1,784,731
Enpro, Inc.	3,230	809,599
Esab Corp.	12,001	1,160,017
ESCO Technologies, Inc.	3,685	1,036,848
Federal Signal Corp.	9,450	1,021,923
Flowserve Corp.	24,903	1,830,620
Franklin Electric Co., Inc.	8,505	783,906
Gates Industrial Corp. PLC*	73,597	1,664,028
JBT Marel Corp.	8,310	1,062,600
Middleby Corp.*	17,553	2,327,177
Mueller Industries, Inc.	26,078	2,889,442
Mueller Water Products, Inc., Class A	37,064	1,018,889
Oshkosh Corp.	22,754	3,349,616
SPX Technologies, Inc.*	6,173	1,234,230
Stanley Black & Decker, Inc.	39,981	2,841,050
Symbotic, Inc.*	10,598	563,814
Timken Co.	19,195	1,930,441
Toro Co.	24,911	2,327,684
Watts Water Technologies, Inc., Class A	5,135	1,490,639
Total Machinery		38,882,333
Marine Transportation – 0.2%
Kirby Corp.*	12,417	1,649,971
Media – 1.3%
New York Times Co., Class A	25,421	2,128,500
News Corp., Class A	82,673	2,061,038
Nexstar Media Group, Inc.	10,773	1,948,082
Sirius XM Holdings, Inc.	188,732	4,355,934
Total Media		10,493,554
Investments	Shares	Value
Metals & Mining – 1.2%
Alcoa Corp.	84,182	$5,583,792
Coeur Mining, Inc.*	97,350	1,827,260
Commercial Metals Co.	22,903	1,406,931
Hecla Mining Co.	51,767	964,419
Warrior Met Coal, Inc.	4,160	387,504
Total Metals & Mining		10,169,906
Multi-Utilities – 0.3%
Black Hills Corp.	17,587	1,220,714
Northwestern Energy Group, Inc.	14,180	935,029
Total Multi-Utilities		2,155,743
Office REITs – 0.4%
Cousins Properties, Inc.	16,040	362,023
Kilroy Realty Corp.	30,537	861,449
Vornado Realty Trust	91,776	2,385,258
Total Office REITs		3,608,730
Oil, Gas & Consumable Fuels – 6.2%
Antero Midstream Corp.	107,320	2,446,896
Antero Resources Corp.*	65,178	2,766,154
APA Corp.	194,694	8,262,813
California Resources Corp.	34,602	2,395,150
Centrus Energy Corp., Class A*(a)	2,003	347,701
Chord Energy Corp.(a)	28,712	4,082,272
CNX Resources Corp.*	39,801	1,534,329
Comstock Resources, Inc.*	27,388	577,339
DT Midstream, Inc.	14,113	1,900,598
Gulfport Energy Corp.*	7,108	1,503,840
HF Sinclair Corp.	41,881	2,612,956
Magnolia Oil & Gas Corp., Class A	61,399	1,938,366
Matador Resources Co.	75,832	4,791,066
Murphy Oil Corp.(a)	30,584	1,261,590
Ovintiv, Inc.	117,528	6,976,462
Permian Resources Corp., Class A	221,286	4,717,818
Range Resources Corp.	69,813	3,154,151
Total Oil, Gas & Consumable Fuels		51,269,501
Paper & Forest Products – 0.1%
Louisiana-Pacific Corp.	13,091	952,370
Passenger Airlines – 0.6%
Alaska Air Group, Inc.*	34,058	1,252,653
American Airlines Group, Inc.*	207,142	2,224,705
SkyWest, Inc.*	16,703	1,533,837
Total Passenger Airlines		5,011,195
Personal Care Products – 0.1%
BellRing Brands, Inc.*	36,092	580,720
Pharmaceuticals – 2.2%
Amneal Pharmaceuticals, Inc.*	84,749	1,053,430
Corcept Therapeutics, Inc.*	8,284	333,928
Elanco Animal Health, Inc.*	88,312	2,113,306
Indivior Pharmaceuticals, Inc.*	31,811	969,599

See Notes to Financial Statements.

34    WisdomTree Trust

Schedule of Investments (continued) WisdomTree U.S. MidCap Fund (EZM) March 31, 2026
Investments	Shares	Value
Jazz Pharmaceuticals PLC*	12,350	$2,334,768
Ligand Pharmaceuticals, Inc.*	3,538	706,362
Viatris, Inc.	805,782	10,886,115
Total Pharmaceuticals		18,397,508
Professional Services – 2.5%
Amentum Holdings, Inc.*(a)	77,289	2,015,697
Booz Allen Hamilton Holding Corp.	37,439	2,921,365
ExlService Holdings, Inc.*	32,854	1,000,404
Exponent, Inc.	7,122	464,711
FTI Consulting, Inc.*	7,432	1,313,755
Genpact Ltd.	57,253	2,132,674
KBR, Inc.	46,755	1,723,389
Maximus, Inc.	20,843	1,336,036
Parsons Corp.*	17,592	952,959
Paycom Software, Inc.	12,662	1,538,939
Paylocity Holding Corp.*	11,568	1,249,807
Science Applications International Corp.	23,877	2,266,405
UL Solutions, Inc., Class A	20,513	1,758,169
Total Professional Services		20,674,310
Real Estate Management & Development – 0.3%
Cushman & Wakefield Ltd.*	68,604	841,085
Howard Hughes Holdings, Inc.*	13,589	859,640
St. Joe Co.	8,307	521,680
Total Real Estate Management & Development		2,222,405
Residential REITs – 0.7%
American Homes 4 Rent, Class A	56,423	1,575,330
Camden Property Trust	10,816	1,056,291
Equity LifeStyle Properties, Inc.	26,403	1,648,075
Independence Realty Trust, Inc.	21,122	314,507
UDR, Inc.	26,380	891,116
Total Residential REITs		5,485,319
Retail REITs – 0.8%
Agree Realty Corp.	11,224	846,065
Brixmor Property Group, Inc.	55,506	1,598,573
Federal Realty Investment Trust	14,354	1,524,538
NNN REIT, Inc.	39,372	1,654,805
Phillips Edison & Co., Inc.	14,214	531,888
Tanger, Inc.	15,796	536,748
Total Retail REITs		6,692,617
Semiconductors & Semiconductor Equipment – 2.8%
Amkor Technology, Inc.	30,009	1,351,305
Cirrus Logic, Inc.*	15,585	2,253,903
Enphase Energy, Inc.*	61,309	2,318,093
Entegris, Inc.	20,976	2,459,226
FormFactor, Inc.*	7,939	770,004
Impinj, Inc.*(a)	2,660	273,182
Lattice Semiconductor Corp.*	10,290	954,500
MKS, Inc.	12,869	2,957,425
Onto Innovation, Inc.*	7,000	1,435,490
Qorvo, Inc.*	26,657	2,063,252
Investments	Shares	Value
Rambus, Inc.*	11,493	$988,743
Semtech Corp.*	9,241	710,540
Silicon Laboratories, Inc.*	2,484	517,045
SiTime Corp.*	1,709	590,203
Skyworks Solutions, Inc.	52,862	2,830,760
Universal Display Corp.	7,312	670,218
Total Semiconductors & Semiconductor Equipment		23,143,889
Software – 2.9%
ACI Worldwide, Inc.*	23,576	966,852
Agilysys, Inc.*	2,592	184,395
Appfolio, Inc., Class A*	3,280	517,650
Bentley Systems, Inc., Class B	36,943	1,297,438
Bill Holdings, Inc.*	18,863	722,453
Box, Inc., Class A*	31,122	735,724
CCC Intelligent Solutions Holdings, Inc.*(a)	133,355	800,130
Clearwater Analytics Holdings, Inc., Class A*	30,363	718,085
CommVault Systems, Inc.*	6,306	491,174
Core Scientific, Inc.*	32,541	486,813
Dolby Laboratories, Inc., Class A	25,863	1,553,332
Dropbox, Inc., Class A*	110,092	2,501,290
Elastic NV*	14,062	702,959
Gitlab, Inc., Class A*	19,501	422,002
InterDigital, Inc.	5,942	1,794,484
JFrog Ltd.*	9,313	437,059
Klaviyo, Inc., Class A*	24,305	472,975
Life360, Inc.*	6,840	279,209
Manhattan Associates, Inc.*	7,232	962,724
MARA Holdings, Inc.*(a)	240,501	1,962,488
Pegasystems, Inc.	30,968	1,317,998
Procore Technologies, Inc.*	12,130	691,410
Q2 Holdings, Inc.*	9,132	431,944
Qualys, Inc.*	7,107	624,350
Riot Platforms, Inc.*	45,377	560,860
UiPath, Inc., Class A*(a)	96,572	1,071,949
Varonis Systems, Inc.*	10,548	226,465
Workiva, Inc.*	4,689	279,605
Zeta Global Holdings Corp., Class A*(a)	37,988	604,769
Total Software		23,818,586
Specialized REITs – 1.0%
CubeSmart	40,213	1,473,806
EPR Properties	15,216	760,191
Gaming & Leisure Properties, Inc.	71,102	3,154,796
Lamar Advertising Co., Class A	13,533	1,714,090
Millrose Properties, Inc.	29,099	814,772
Outfront Media, Inc.	23,149	613,449
Total Specialized REITs		8,531,104
Specialty Retail – 4.2%
Abercrombie & Fitch Co., Class A*	20,333	1,857,826
Asbury Automotive Group, Inc.*	9,739	1,903,098
AutoNation, Inc.*	14,665	2,863,488
Bath & Body Works, Inc.	133,427	2,491,082
See Notes to Financial Statements.

WisdomTree Trust    35

Schedule of Investments (continued) WisdomTree U.S. MidCap Fund (EZM) March 31, 2026
Investments	Shares	Value
Boot Barn Holdings, Inc.*	4,471	$654,376
CarMax, Inc.*	54,744	2,276,256
Chewy, Inc., Class A*	21,054	568,458
Five Below, Inc.*	7,953	1,817,102
GameStop Corp., Class A*(a)	68,681	1,582,410
Gap, Inc.	128,221	3,102,948
Group 1 Automotive, Inc.	5,463	1,806,232
Lithia Motors, Inc.	11,202	2,797,363
Murphy USA, Inc.	5,086	2,512,331
Penske Automotive Group, Inc.	22,687	3,392,160
Signet Jewelers Ltd.	19,470	1,647,941
Urban Outfitters, Inc.*	24,001	1,520,463
Valvoline, Inc.*(a)	29,123	980,863
Wayfair, Inc., Class A*	10,168	764,735
Total Specialty Retail		34,539,132
Textiles, Apparel & Luxury Goods – 0.8%
Crocs, Inc.*	32,012	2,657,636
Kontoor Brands, Inc.	15,693	1,103,061
PVH Corp.	27,498	1,918,261
VF Corp.	69,656	1,183,455
Total Textiles, Apparel & Luxury Goods		6,862,413
Trading Companies & Distributors – 0.9%
Applied Industrial Technologies, Inc.	6,392	1,695,926
Core & Main, Inc., Class A*	39,476	1,950,114
GATX Corp.	7,576	1,293,526
MSC Industrial Direct Co., Inc., Class A	11,079	1,022,259
QXO, Inc.*(a)	49,538	962,028
SiteOne Landscape Supply, Inc.*	6,096	811,439
Total Trading Companies & Distributors		7,735,292
Water Utilities – 0.3%
Essential Utilities, Inc.	69,347	2,792,604
Total United States		814,167,690
Bermuda – 0.8%
Insurance – 0.8%
RenaissanceRe Holdings Ltd.	21,985	6,534,602
Investments	Shares	Value
Canada – 0.1%
Software – 0.1%
Hut 8 Corp.*	22,528	$1,056,788
Japan – 0.1%
Semiconductors & Semiconductor Equipment – 0.1%
Allegro MicroSystems, Inc.*(a)	14,359	452,739
Kazakhstan – 0.1%
Capital Markets – 0.1%
Freedom Holding Corp.*(a)	4,579	663,406
Puerto Rico – 0.3%
Banks – 0.3%
Popular, Inc.	21,586	2,896,194
Sweden – 0.3%
Automobile Components – 0.3%
Autoliv, Inc.	25,314	2,662,020
TOTAL COMMON STOCKS (COST: $753,261,433)		828,433,439
MUTUAL FUND – 0.0%
United States – 0.0%
Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.54%(b)
(Cost: $401,416)	401,416	401,416
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.5%
United States – 0.5%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%(b)
(Cost: $4,053,228)	4,053,228	4,053,228
TOTAL INVESTMENTS IN SECURITIES – 100.4% (Cost: $757,716,077)		832,888,083
Other Liabilities less Assets – (0.4)%		(3,637,921)
NET ASSETS – 100.0%		$829,250,162

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at March 31, 2026 (See Note 2). At March 31, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $42,337,911 and the total market value of the collateral held by the Fund was $42,831,518. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $38,778,290.

(b)  Rate shown represents annualized 7-day yield as of March 31, 2026.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended March 31, 2026 were as follows:

Affiliate	Value at 3/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2026		Dividend Income	Securities Lending Income
WisdomTree Treasury Money Market Digital Fund	$—	$28,400,000	$28,400,000	$—	$—	$	—^	$—	$24,251
WisdomTree U.S. MidCap Dividend Fund	2,167,243	7,454,336	9,740,081	86,280	32,222		—^	56,745	—
Total	$2,167,243	$35,854,336	$38,140,081	$86,280	$32,222		$—	$56,745	$24,251

^ As of March 31, 2026, the Fund did not hold a position in this affiliate.

See Notes to Financial Statements.

36    WisdomTree Trust

Schedule of Investments (concluded) WisdomTree U.S. MidCap Fund (EZM) March 31, 2026

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$828,433,439	$—	$—	$828,433,439
Mutual Fund	—	401,416	—	401,416
Investment of Cash Collateral for Securities Loaned	—	4,053,228	—	4,053,228
Total Investments in Securities	$828,433,439	$4,454,644	$—	$832,888,083

See Notes to Financial Statements.

WisdomTree Trust    37

Schedule of Investments WisdomTree U.S. MidCap Quality Growth Fund (QMID) March 31, 2026
Investments	Shares	Value
COMMON STOCKS – 99.9%
United States – 98.7%
Aerospace & Defense – 1.8%
ATI, Inc.*	252	$36,656
Beverages – 2.7%
Celsius Holdings, Inc.*	445	15,788
Coca-Cola Consolidated, Inc.	139	26,652
Primo Brands Corp.	655	12,334
Total Beverages		54,774
Biotechnology – 6.9%
BioMarin Pharmaceutical, Inc.*	358	20,224
Exelixis, Inc.*	493	21,145
Halozyme Therapeutics, Inc.*	220	14,219
Krystal Biotech, Inc.*(a)	54	13,949
Neurocrine Biosciences, Inc.*	180	23,713
Protagonist Therapeutics, Inc.*(a)	121	12,753
Roivant Sciences Ltd.*	1,264	35,013
Total Biotechnology		141,016
Broadline Retail – 0.5%
Ollie’s Bargain Outlet Holdings, Inc.*	114	10,493
Building Products – 4.3%
AAON, Inc.(a)	150	12,413
Advanced Drainage Systems, Inc.	139	19,061
Allegion PLC	156	22,665
Armstrong World Industries, Inc.	78	12,854
Modine Manufacturing Co.*	97	21,021
Total Building Products		88,014
Capital Markets – 6.8%
Blue Owl Capital, Inc.	1,200	10,956
Evercore, Inc., Class A	70	20,896
FactSet Research Systems, Inc.	69	14,972
Hamilton Lane, Inc., Class A	79	7,852
Houlihan Lokey, Inc.	103	14,793
MarketAxess Holdings, Inc.	69	11,384
Morningstar, Inc.	76	12,848
SEI Investments Co.	222	17,420
Tradeweb Markets, Inc., Class A	220	25,885
Total Capital Markets		137,006
Chemicals – 0.5%
NewMarket Corp.	17	10,896
Commercial Services & Supplies – 1.3%
MSA Safety, Inc.	70	11,477
Tetra Tech, Inc.	475	14,307
Total Commercial Services & Supplies		25,784
Construction & Engineering – 4.2%
Argan, Inc.(a)	27	14,705
Dycom Industries, Inc.*	54	18,296
Fluor Corp.*	292	13,622
Investments	Shares	Value
Primoris Services Corp.	102	$14,590
Sterling Infrastructure, Inc.*(a)	58	23,622
Total Construction & Engineering		84,835
Construction Materials – 0.6%
Eagle Materials, Inc.(a)	58	10,988
Consumer Finance – 0.7%
FirstCash Holdings, Inc.	79	14,852
Consumer Staples Distribution & Retail – 3.9%
BJ’s Wholesale Club Holdings, Inc.*	243	23,916
Maplebear, Inc.*	465	17,419
Performance Food Group Co.*	287	24,584
Sprouts Farmers Market, Inc.*(a)	175	13,498
Total Consumer Staples Distribution & Retail		79,417
Diversified Consumer Services – 1.2%
Bright Horizons Family Solutions, Inc.*	103	8,459
Duolingo, Inc.*	75	7,393
H&R Block, Inc.(a)	246	7,808
Total Diversified Consumer Services		23,660
Electrical Equipment – 1.7%
Nextpower, Inc., Class A*(a)	279	33,633
Energy Equipment & Services – 0.6%
NOV, Inc.	675	12,697
Entertainment – 1.1%
Roku, Inc.*	240	22,709
Financial Services – 1.0%
Jack Henry & Associates, Inc.(a)	132	20,861
Food Products – 0.5%
Lamb Weston Holdings, Inc.	251	10,607
Ground Transportation – 0.8%
Saia, Inc.*	47	16,510
Health Care Equipment & Supplies – 2.0%
Globus Medical, Inc., Class A*	206	17,749
Penumbra, Inc.*	70	22,986
Total Health Care Equipment & Supplies		40,735
Health Care Providers & Services – 5.1%
Chemed Corp.	26	9,821
Encompass Health Corp.	190	18,379
Ensign Group, Inc.	104	20,956
HealthEquity, Inc.*	159	13,288
Hims & Hers Health, Inc.*	415	8,615
Molina Healthcare, Inc.*	102	13,596
Universal Health Services, Inc., Class B	106	18,971
Total Health Care Providers & Services		103,626
Health Care Technology – 0.3%
Doximity, Inc., Class A*	247	5,755
Hotels, Restaurants & Leisure – 7.8%
Boyd Gaming Corp.(a)	154	12,656
Brinker International, Inc.*	81	11,564

See Notes to Financial Statements.

38    WisdomTree Trust

Schedule of Investments (continued) WisdomTree U.S. MidCap Quality Growth Fund (QMID) March 31, 2026
Investments	Shares	Value
Cava Group, Inc.*(a)	195	$15,776
Churchill Downs, Inc.	123	11,049
Domino’s Pizza, Inc.	61	21,886
Dutch Bros, Inc., Class A*(a)	225	11,398
Norwegian Cruise Line Holdings Ltd.*	820	15,334
Planet Fitness, Inc., Class A*	154	11,455
Texas Roadhouse, Inc.	124	20,477
Wingstop, Inc.(a)	49	7,594
Wynn Resorts Ltd.(a)	180	18,279
Total Hotels, Restaurants & Leisure		157,468
Household Durables – 2.7%
Installed Building Products, Inc.	49	12,993
Toll Brothers, Inc.	177	24,155
TopBuild Corp.*(a)	51	17,916
Total Household Durables		55,064
Insurance – 3.7%
Erie Indemnity Co., Class A	85	21,361
Everest Group Ltd.	76	24,840
Kinsale Capital Group, Inc.(a)	42	14,350
Primerica, Inc.	60	15,029
Total Insurance		75,580
Interactive Media & Services – 0.7%
Match Group, Inc.	424	13,021
Machinery – 9.3%
Allison Transmission Holdings, Inc.	151	17,676
Crane Co.	111	18,981
Donaldson Co., Inc.	216	18,332
Esab Corp.	109	10,536
ESCO Technologies, Inc.	51	14,350
Federal Signal Corp.	109	11,787
Flowserve Corp.	241	17,716
Lincoln Electric Holdings, Inc.	99	24,659
Mueller Industries, Inc.	201	22,271
Oshkosh Corp.	120	17,665
Watts Water Technologies, Inc., Class A	54	15,676
Total Machinery		189,649
Media – 1.2%
New York Times Co., Class A	294	24,617
Metals & Mining – 1.1%
Coeur Mining, Inc.*(a)	1,194	22,411
Oil, Gas & Consumable Fuels – 2.9%
Antero Midstream Corp.	865	19,722
CNX Resources Corp.*(a)	255	9,830
Permian Resources Corp., Class A	1,327	28,292
Total Oil, Gas & Consumable Fuels		57,844
Pharmaceuticals – 0.4%
Corcept Therapeutics, Inc.*	189	7,619
Investments	Shares	Value
Professional Services – 3.5%
Booz Allen Hamilton Holding Corp.	223	$17,401
ExlService Holdings, Inc.*	295	8,983
Genpact Ltd.	313	11,659
Parsons Corp.*(a)	196	10,617
Paycom Software, Inc.	100	12,154
Paylocity Holding Corp.*	97	10,480
Total Professional Services		71,294
Semiconductors & Semiconductor Equipment – 1.2%
Rambus, Inc.*(a)	196	16,862
Universal Display Corp.	82	7,516
Total Semiconductors & Semiconductor Equipment		24,378
Software – 9.0%
Bentley Systems, Inc., Class B	523	18,368
Clearwater Analytics Holdings, Inc., Class A*	538	12,724
CommVault Systems, Inc.*	84	6,543
Docusign, Inc.*	376	17,826
Dropbox, Inc., Class A*	339	7,702
Dynatrace, Inc.*	565	20,894
Elastic NV*	187	9,348
Gitlab, Inc., Class A*	268	5,799
InterDigital, Inc.	47	14,194
Manhattan Associates, Inc.*	109	14,510
Nutanix, Inc., Class A*	498	18,929
Procore Technologies, Inc.*	267	15,219
Samsara, Inc., Class A*	676	21,422
Total Software		183,478
Specialty Retail – 3.7%
Boot Barn Holdings, Inc.*	55	8,050
Chewy, Inc., Class A*	401	10,827
Dick’s Sporting Goods, Inc.	121	23,993
Five Below, Inc.*	100	22,848
Urban Outfitters, Inc.*	154	9,756
Total Specialty Retail		75,474
Textiles, Apparel & Luxury Goods – 1.3%
Deckers Outdoor Corp.*	261	26,124
Trading Companies & Distributors – 1.7%
Applied Industrial Technologies, Inc.	69	18,307
Core & Main, Inc., Class A*	339	16,747
Total Trading Companies & Distributors		35,054
Total United States		2,004,599
Bermuda – 1.2%
Insurance – 1.2%
RenaissanceRe Holdings Ltd.	84	24,967
TOTAL COMMON STOCKS (COST: $2,018,493)		2,029,566

See Notes to Financial Statements.

WisdomTree Trust    39

Schedule of Investments (concluded) WisdomTree U.S. MidCap Quality Growth Fund (QMID) March 31, 2026
Investments	Shares	Value
MUTUAL FUND – 0.1%
United States – 0.1%
Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.54%(b) (Cost: $2,584)	2,584	$2,584
TOTAL INVESTMENTS IN SECURITIES – 100.0% (Cost: $2,021,077)		2,032,150
Other Liabilities less Assets – (0.0)%		(69)
NET ASSETS – 100.0%		$2,032,081

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at March 31, 2026 (See Note 2). At March 31, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $321,920 and the total market value of the collateral held by the Fund was $314,335, which was entirely composed of non-cash U.S. Government securities.

(b)  Rate shown represents annualized 7-day yield as of March 31, 2026.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$2,029,566	$—	$—	$2,029,566
Mutual Fund		2,584	—	2,584
Total Investments in Securities	$2,029,566	$2,584	$—	$2,032,150

See Notes to Financial Statements.

40    WisdomTree Trust

Schedule of Investments WisdomTree U.S. Multifactor Fund (USMF) March 31, 2026
Investments	Shares	Value
COMMON STOCKS – 99.9%
United States – 99.9%
Aerospace & Defense – 1.8%
General Dynamics Corp.	4,334	$1,487,516
Huntington Ingalls Industries, Inc.	2,456	933,034
Lockheed Martin Corp.	2,155	1,302,460
Northrop Grumman Corp.	1,895	1,292,845
RTX Corp.	6,218	1,199,452
Total Aerospace & Defense		6,215,307
Air Freight & Logistics – 0.3%
FedEx Corp.	3,128	1,114,131
Automobile Components – 0.4%
BorgWarner, Inc.	25,367	1,376,414
Automobiles – 0.3%
General Motors Co.	15,383	1,146,034
Banks – 0.7%
BOK Financial Corp.(a)	11,528	1,476,276
Pinnacle Financial Partners, Inc.	12,435	1,071,151
Total Banks		2,547,427
Beverages – 2.1%
Coca-Cola Co.	18,403	1,399,548
Coca-Cola Consolidated, Inc.	5,283	1,012,962
Constellation Brands, Inc., Class A	7,486	1,122,900
Molson Coors Beverage Co., Class B	26,331	1,133,813
Monster Beverage Corp.*	16,982	1,230,516
PepsiCo, Inc.	8,279	1,285,646
Total Beverages		7,185,385
Biotechnology – 3.1%
Amgen, Inc.	3,586	1,261,734
Arrowhead Pharmaceuticals, Inc.*	10,038	629,383
Biogen, Inc.*	6,141	1,125,830
BioMarin Pharmaceutical, Inc.*	18,230	1,029,813
Exelixis, Inc.*	23,459	1,006,156
Gilead Sciences, Inc.	9,847	1,372,376
Halozyme Therapeutics, Inc.*	13,706	885,819
Incyte Corp.*	12,204	1,148,640
United Therapeutics Corp.*	1,835	1,088,118
Vertex Pharmaceuticals, Inc.*	2,372	1,059,193
Total Biotechnology		10,607,062
Broadline Retail – 0.6%
Dillard’s, Inc., Class A	1,474	843,290
eBay, Inc.	12,382	1,127,010
Total Broadline Retail		1,970,300
Building Products – 1.3%
Advanced Drainage Systems, Inc.	5,775	791,926
AO Smith Corp.(a)	20,949	1,381,377
Armstrong World Industries, Inc.	7,711	1,270,773
Carlisle Cos., Inc.	2,746	916,120
Total Building Products		4,360,196
Investments	Shares	Value
Capital Markets – 2.0%
Affiliated Managers Group, Inc.	4,233	$1,171,271
Bank of New York Mellon Corp.	13,576	1,610,521
Cboe Global Markets, Inc.	6,521	1,832,857
FactSet Research Systems, Inc.	5,196	1,127,480
MarketAxess Holdings, Inc.	8,307	1,370,489
Total Capital Markets		7,112,618
Chemicals – 0.5%
CF Industries Holdings, Inc.	13,277	1,723,886
Commercial Services & Supplies – 0.7%
Republic Services, Inc.	6,642	1,454,731
Tetra Tech, Inc.	28,573	860,619
Total Commercial Services & Supplies		2,315,350
Communications Equipment – 5.5%
Ciena Corp.*	6,614	2,567,753
Cisco Systems, Inc.	61,529	4,774,035
F5, Inc.*	14,737	4,263,856
Lumentum Holdings, Inc.*	3,036	2,133,580
Motorola Solutions, Inc.	12,393	5,378,190
Total Communications Equipment		19,117,414
Construction & Engineering – 0.6%
Dycom Industries, Inc.*	2,552	864,669
Valmont Industries, Inc.	2,659	1,062,456
Total Construction & Engineering		1,927,125
Consumer Finance – 0.8%
FirstCash Holdings, Inc.	8,771	1,648,948
Synchrony Financial	14,786	1,005,744
Total Consumer Finance		2,654,692
Consumer Staples Distribution & Retail – 1.0%
Albertsons Cos., Inc., Class A(a)	64,470	1,098,569
Kroger Co.	19,481	1,409,645
U.S. Foods Holding Corp.*	12,239	1,128,558
Total Consumer Staples Distribution & Retail		3,636,772
Containers & Packaging – 1.3%
Avery Dennison Corp.	8,388	1,448,440
Ball Corp.	24,432	1,444,175
Crown Holdings, Inc.	14,928	1,496,532
Total Containers & Packaging		4,389,147
Diversified Consumer Services – 0.5%
Service Corp. International(a)	22,947	1,893,357
Diversified REITs – 0.3%
WP Carey, Inc.	16,885	1,147,505
Diversified Telecommunication Services – 3.2%
AT&T, Inc.	137,839	3,995,953
Comcast Corp., Class A	121,797	3,496,792
Verizon Communications, Inc.	71,632	3,595,926
Total Diversified Telecommunication Services		11,088,671

See Notes to Financial Statements.

WisdomTree Trust    41

Schedule of Investments (continued) WisdomTree U.S. Multifactor Fund (USMF) March 31, 2026
Investments	Shares	Value
Electric Utilities – 1.8%
Duke Energy Corp.	10,215	$1,337,552
Edison International	15,168	1,109,994
Eversource Energy	15,467	1,071,554
Exelon Corp.	26,848	1,316,089
FirstEnergy Corp.	26,967	1,366,148
Total Electric Utilities		6,201,337
Electronic Equipment, Instruments & Components – 2.8%
Corning, Inc.	21,644	2,942,935
Teledyne Technologies, Inc.*	7,927	4,795,914
TTM Technologies, Inc.*	20,747	2,021,173
Total Electronic Equipment, Instruments & Components		9,760,022
Entertainment – 0.7%
Netflix, Inc.*	24,166	2,323,561
Financial Services – 1.2%
Berkshire Hathaway, Inc., Class B*	3,794	1,818,085
Fiserv, Inc.*	12,107	675,570
Jack Henry & Associates, Inc.	10,197	1,611,534
Total Financial Services		4,105,189
Food Products – 1.2%
Ingredion, Inc.	13,362	1,505,363
Pilgrim’s Pride Corp.	27,431	1,035,794
Smithfield Foods, Inc.	51,948	1,452,986
Total Food Products		3,994,143
Gas Utilities – 0.4%
National Fuel Gas Co.	13,944	1,310,178
Health Care Providers & Services – 4.8%
Cardinal Health, Inc.	6,108	1,290,681
Cencora, Inc.	4,125	1,295,827
Cigna Group	4,128	1,101,144
CVS Health Corp.	15,272	1,096,835
DaVita, Inc.*	6,701	1,029,877
Encompass Health Corp.	12,846	1,242,594
Ensign Group, Inc.	6,443	1,298,265
HCA Healthcare, Inc.	2,803	1,326,492
Henry Schein, Inc.*	16,275	1,199,468
Labcorp Holdings, Inc.	5,331	1,422,364
McKesson Corp.	1,404	1,214,965
Quest Diagnostics, Inc.	7,735	1,515,905
Tenet Healthcare Corp.*	3,962	747,669
Universal Health Services, Inc., Class B	5,844	1,045,901
Total Health Care Providers & Services		16,827,987
Health Care REITs – 0.3%
CareTrust REIT, Inc.	30,286	1,109,982
Investments	Shares	Value
Hotels, Restaurants & Leisure – 2.9%
Darden Restaurants, Inc.	8,027	$1,573,613
Domino’s Pizza, Inc.	4,319	1,549,614
Expedia Group, Inc.	4,086	943,416
Las Vegas Sands Corp.	20,257	1,091,447
McDonald’s Corp.	5,840	1,815,014
Texas Roadhouse, Inc.	8,261	1,364,222
Yum! Brands, Inc.	11,432	1,777,447
Total Hotels, Restaurants & Leisure		10,114,773
Household Durables – 1.3%
DR Horton, Inc.	7,481	1,026,543
NVR, Inc.*	196	1,291,607
PulteGroup, Inc.	9,898	1,164,104
Toll Brothers, Inc.	8,435	1,151,124
Total Household Durables		4,633,378
Household Products – 0.7%
Clorox Co.	11,589	1,200,968
Colgate-Palmolive Co.	15,323	1,305,979
Total Household Products		2,506,947
Insurance – 7.5%
Allstate Corp.	8,817	1,828,117
American Financial Group, Inc.	12,942	1,652,823
Assurant, Inc.	6,330	1,378,737
Cincinnati Financial Corp.	10,528	1,656,581
CNA Financial Corp.(a)	38,387	1,762,731
Fidelity National Financial, Inc.	29,713	1,378,089
First American Financial Corp.	23,856	1,438,278
Globe Life, Inc.	11,453	1,593,914
Hartford Insurance Group, Inc.	14,221	1,923,106
Loews Corp.	16,929	1,807,002
Old Republic International Corp.	42,052	1,677,875
Primerica, Inc.	5,923	1,483,593
Progressive Corp.	8,389	1,663,035
Reinsurance Group of America, Inc.	6,840	1,396,454
Travelers Cos., Inc.	6,224	1,815,416
WR Berkley Corp.	24,354	1,614,183
Total Insurance		26,069,934
Interactive Media & Services – 0.7%
Match Group, Inc.	82,403	2,530,596
IT Services – 4.7%
Akamai Technologies, Inc.*	30,542	3,507,748
Gartner, Inc.*	17,955	2,842,995
GoDaddy, Inc., Class A*	47,731	3,945,922
VeriSign, Inc.	23,947	5,947,477
Total IT Services		16,244,142
Leisure Products – 0.3%
Hasbro, Inc.	12,903	1,207,721

See Notes to Financial Statements.

42    WisdomTree Trust

Schedule of Investments (continued) WisdomTree U.S. Multifactor Fund (USMF) March 31, 2026
Investments	Shares	Value
Life Sciences Tools & Services – 0.2%
Illumina, Inc.*	6,255	$770,991
Machinery – 2.4%
AGCO Corp.	7,211	835,539
Donaldson Co., Inc.	14,466	1,227,729
Fortive Corp.	21,257	1,175,087
Mueller Industries, Inc.	10,314	1,142,791
Otis Worldwide Corp.	16,088	1,240,063
Snap-on, Inc.	3,761	1,366,070
Toro Co.	13,129	1,226,774
Total Machinery		8,214,053
Marine Transportation – 0.3%
Kirby Corp.*	7,578	1,006,965
Media – 5.1%
Charter Communications, Inc., Class A*	9,462	2,042,657
Fox Corp., Class A	52,605	3,072,132
New York Times Co., Class A	45,346	3,796,821
News Corp., Class A	137,380	3,424,883
Nexstar Media Group, Inc.	11,382	2,058,207
Paramount Skydance Corp., Class B(a)	130,469	1,176,830
Sirius XM Holdings, Inc.	98,391	2,270,864
Total Media		17,842,394
Metals & Mining – 0.4%
Coeur Mining, Inc.*	28,332	531,791
Newmont Corp.	9,051	979,771
Total Metals & Mining		1,511,562
Multi-Utilities – 0.4%
Consolidated Edison, Inc.	11,819	1,337,675
Oil, Gas & Consumable Fuels – 4.1%
Antero Midstream Corp.	74,207	1,691,920
APA Corp.	27,586	1,170,750
Cheniere Energy, Inc.	5,669	1,608,635
Devon Energy Corp.	24,028	1,209,089
EOG Resources, Inc.	10,746	1,553,549
Expand Energy Corp.	12,065	1,324,496
Exxon Mobil Corp.	10,623	1,802,298
Kinder Morgan, Inc.	44,969	1,507,810
Ovintiv, Inc.	18,753	1,113,178
Range Resources Corp.	26,226	1,184,891
Total Oil, Gas & Consumable Fuels		14,166,616
Pharmaceuticals – 1.7%
Bristol-Myers Squibb Co.	23,547	1,428,125
Johnson & Johnson	6,898	1,686,147
Merck & Co., Inc.	11,376	1,368,419
Pfizer, Inc.	51,533	1,447,047
Total Pharmaceuticals		5,929,738
Investments	Shares	Value
Professional Services – 1.3%
Booz Allen Hamilton Holding Corp.	11,828	$922,939
Broadridge Financial Solutions, Inc.	7,930	1,288,466
CACI International, Inc., Class A*	1,887	1,026,283
Leidos Holdings, Inc.	7,654	1,190,350
Total Professional Services		4,428,038
Residential REITs – 0.3%
American Homes 4 Rent, Class A	39,358	1,098,875
Retail REITs – 0.3%
NNN REIT, Inc.	28,218	1,186,003
Semiconductors & Semiconductor Equipment – 4.8%
Cirrus Logic, Inc.*	28,566	4,131,215
First Solar, Inc.*	14,002	2,762,034
Lam Research Corp.	12,060	2,576,740
Micron Technology, Inc.	7,062	2,385,826
MKS, Inc.	9,449	2,171,475
Qorvo, Inc.*	36,253	2,805,982
Total Semiconductors & Semiconductor Equipment		16,833,272
Software – 12.4%
Adobe, Inc.*	16,420	3,991,374
Autodesk, Inc.*	16,617	3,978,110
Docusign, Inc.*	59,617	2,826,442
Fair Isaac Corp.*	1,854	1,979,219
Gen Digital, Inc.	196,673	3,703,353
InterDigital, Inc.	9,410	2,841,820
Intuit, Inc.	9,059	3,916,930
Nutanix, Inc., Class A*	71,208	2,706,616
Pegasystems, Inc.	57,019	2,426,729
PTC, Inc.*	25,449	3,626,228
Salesforce, Inc.	20,078	3,747,960
Workday, Inc., Class A*	25,356	3,294,252
Zoom Communications, Inc., Class A*	51,755	4,160,584
Total Software		43,199,617
Specialized REITs – 0.6%
Gaming & Leisure Properties, Inc.	25,057	1,111,779
VICI Properties, Inc.	41,078	1,122,251
Total Specialized REITs		2,234,030
Specialty Retail – 3.5%
AutoZone, Inc.*	455	1,536,890
Lowe’s Cos., Inc.	6,337	1,497,306
Murphy USA, Inc.	3,059	1,511,054
O’Reilly Automotive, Inc.*	19,099	1,763,029
Penske Automotive Group, Inc.	9,211	1,377,229
Ross Stores, Inc.	7,719	1,672,167
TJX Cos., Inc.	11,705	1,869,288
Ulta Beauty, Inc.*	1,821	951,855
Total Specialty Retail		12,178,818

See Notes to Financial Statements.

WisdomTree Trust    43

Schedule of Investments (concluded) WisdomTree U.S. Multifactor Fund (USMF) March 31, 2026
Investments	Shares	Value
Technology Hardware, Storage & Peripherals – 1.9%
NetApp, Inc.	35,199	$3,604,026
Western Digital Corp.	10,523	2,846,366
Total Technology Hardware, Storage & Peripherals		6,450,392
Tobacco – 0.4%
Altria Group, Inc.	20,971	1,383,876
Trading Companies & Distributors – 0.6%
Applied Industrial Technologies, Inc.	3,990	1,058,627
Ferguson Enterprises, Inc.	4,423	1,031,709
Total Trading Companies & Distributors		2,090,336
Wireless Telecommunication Services – 0.9%
T-Mobile U.S., Inc.	15,343	3,222,490
TOTAL COMMON STOCKS (COST: $342,231,600)		347,554,424
MUTUAL FUND – 0.1%
United States – 0.1%
Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.54%(b)
(Cost: $191,956)	191,956	191,956
Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.2%
United States – 0.2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%(b)
(Cost: $792,050)	792,050	$792,050
TOTAL INVESTMENTS IN SECURITIES – 100.2% (Cost: $343,215,606)		348,538,430
Other Liabilities less Assets – (0.2)%		(656,235)
NET ASSETS – 100.0%		$347,882,195

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at March 31, 2026 (See Note 2). At March 31, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $7,988,454. The Fund also had securities on loan having a total market value of $39,650 that were sold and pending settlement. The total market value of the collateral held by the Fund was $8,157,490. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $7,365,440.

(b)  Rate shown represents annualized 7-day yield as of March 31, 2026.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended March 31, 2026 were as follows:

Affiliate	Value at 3/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2026	Securities Lending Income
WisdomTree Treasury Money Market Digital Fund	$—	$9,600,000	$9,600,000	$—	$—	$—^	$2,611

^     As of March 31, 2026, the Fund did not hold a position in this affiliate.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$347,554,424	$—	$—	$347,554,424
Mutual Fund	—	191,956	—	191,956
Investment of Cash Collateral for Securities Loaned	—	792,050	—	792,050
Total Investments in Securities	$347,554,424	$984,006	$—	$348,538,430

See Notes to Financial Statements.

44    WisdomTree Trust

Schedule of Investments WisdomTree U.S. Quality Dividend Growth Fund (DGRW) March 31, 2026
Investments	Shares	Value
COMMON STOCKS – 100.0%
United States – 100.0%
Aerospace & Defense – 0.6%
BWX Technologies, Inc.(a)	13,855	$2,833,209
General Electric Co.	279,654	79,357,416
Howmet Aerospace, Inc.	62,103	14,312,257
Leonardo DRS, Inc.	43,722	1,946,503
Total Aerospace & Defense		98,449,385
Air Freight & Logistics – 0.9%
CH Robinson Worldwide, Inc.	157,819	26,209,001
FedEx Corp.	320,480	114,148,567
Total Air Freight & Logistics		140,357,568
Automobile Components – 0.1%
Gentex Corp.	247,682	5,411,852
Lear Corp.	73,261	8,870,442
Total Automobile Components		14,282,294
Automobiles – 0.4%
Ford Motor Co.	5,281,969	60,953,922
Banks – 1.9%
Bank of America Corp.	2,878,321	140,318,149
Fifth Third Bancorp	885,829	41,155,615
First Citizens BancShares, Inc., Class A	15,324	28,880,530
Huntington Bancshares, Inc.	2,565,155	40,144,676
Old National Bancorp(a)	524,412	11,589,505
Pinnacle Financial Partners, Inc.	100,701	8,674,384
Southstate Bank Corp.	129,224	11,955,805
Western Alliance Bancorp	141,037	9,992,471
Total Banks		292,711,135
Beverages – 2.9%
Coca-Cola Co.	5,957,872	453,096,166
Biotechnology – 4.2%
AbbVie, Inc.	1,362,834	296,402,767
Gilead Sciences, Inc.	1,672,639	233,115,697
Regeneron Pharmaceuticals, Inc.	146,983	113,564,945
Total Biotechnology		643,083,409
Building Products – 0.2%
AO Smith Corp.(a)	147,807	9,746,393
Carlisle Cos., Inc.	55,435	18,494,225
Lennox International, Inc.	16,890	7,839,156
Total Building Products		36,079,774
Capital Markets – 2.4%
Charles Schwab Corp.	1,730,782	162,658,892
Evercore, Inc., Class A	8,497	2,536,439
FactSet Research Systems, Inc.	42,408	9,202,112
Houlihan Lokey, Inc.	7,404	1,063,362
KKR & Co., Inc.	205,100	18,971,750
LPL Financial Holdings, Inc.	12,383	3,725,178
Moody’s Corp.	72,765	31,743,731
Morningstar, Inc.	5,175	874,834
Investments	Shares	Value
MSCI, Inc.	13,081	$7,050,790
Piper Sandler Cos.	14,232	1,089,460
Raymond James Financial, Inc.	260,272	37,684,783
S&P Global, Inc.	149,538	63,604,493
SEI Investments Co.	160,300	12,578,741
Stifel Financial Corp.	194,278	14,361,030
Total Capital Markets		367,145,595
Chemicals – 1.2%
CF Industries Holdings, Inc.	214,534	27,855,094
Ecolab, Inc.	247,283	65,782,224
NewMarket Corp.	8,810	5,646,769
Sherwin-Williams Co.	261,252	83,744,329
Total Chemicals		183,028,416
Commercial Services & Supplies – 0.3%
Cintas Corp.	181,132	30,636,667
MSA Safety, Inc.	7,997	1,311,108
Rollins, Inc.	82,445	4,403,387
Veralto Corp.	88,330	7,810,139
Total Commercial Services & Supplies		44,161,301
Communications Equipment – 1.0%
Cisco Systems, Inc.	2,047,406	158,858,232
Construction & Engineering – 0.1%
AECOM	174,186	14,774,456
Comfort Systems USA, Inc.	5,025	6,929,425
Total Construction & Engineering		21,703,881
Construction Materials – 0.1%
Martin Marietta Materials, Inc.	9,525	5,607,177
Vulcan Materials Co.	20,835	5,673,370
Total Construction Materials		11,280,547
Consumer Finance – 0.9%
American Express Co.	436,200	131,941,776
FirstCash Holdings, Inc.	6,404	1,203,952
OneMain Holdings, Inc.	166,398	8,900,629
Total Consumer Finance		142,046,357
Consumer Staples Distribution & Retail – 2.4%
Casey’s General Stores, Inc.	5,273	3,838,006
Costco Wholesale Corp.	148,518	147,987,791
Sysco Corp.	665,090	47,440,869
Walmart, Inc.	1,367,407	169,941,342
Total Consumer Staples Distribution & Retail		369,208,008
Containers & Packaging – 0.2%
Packaging Corp. of America	121,546	25,794,492
Distributors – 0.1%
Pool Corp.(a)	41,492	8,395,076
Diversified Telecommunication Services – 2.7%
AT&T, Inc.	6,404,765	185,674,137
Verizon Communications, Inc.	4,483,268	225,060,054
Total Diversified Telecommunication Services		410,734,191

See Notes to Financial Statements.

WisdomTree Trust    45

Schedule of Investments (continued) WisdomTree U.S. Quality Dividend Growth Fund (DGRW) March 31, 2026
Investments	Shares	Value
Electric Utilities – 0.2%
Constellation Energy Corp.	53,024	$14,806,952
NRG Energy, Inc.	87,249	12,750,569
Total Electric Utilities		27,557,521
Electrical Equipment – 0.2%
Hubbell, Inc.	21,830	10,712,854
Rockwell Automation, Inc.	16,894	6,062,919
Vertiv Holdings Co., Class A	56,288	14,104,647
Total Electrical Equipment		30,880,420
Electronic Equipment, Instruments & Components – 0.9%
Amphenol Corp., Class A	184,264	23,281,756
Corning, Inc.	803,367	109,233,811
Total Electronic Equipment, Instruments & Components		132,515,567
Entertainment – 0.0%
TKO Group Holdings, Inc.	12,715	2,563,980
Warner Music Group Corp., Class A	185,419	4,735,601
Total Entertainment		7,299,581
Financial Services – 2.7%
Apollo Global Management, Inc.(a)	340,045	37,887,814
Jack Henry & Associates, Inc.(a)	81,263	12,842,804
Mastercard, Inc., Class A	194,501	97,184,370
PayPal Holdings, Inc.(a)	1,304,219	58,989,825
Visa, Inc., Class A	690,700	208,757,168
Total Financial Services		415,661,981
Food Products – 0.3%
Hershey Co.	206,093	42,844,674
Lamb Weston Holdings, Inc.	172,959	7,309,247
Total Food Products		50,153,921
Ground Transportation – 1.1%
CSX Corp.	2,447,782	100,481,451
JB Hunt Transport Services, Inc.	120,513	25,536,705
Landstar System, Inc.	41,061	6,582,489
Old Dominion Freight Line, Inc.	156,837	30,645,950
Ryder System, Inc.	52,708	10,789,854
Total Ground Transportation		174,036,449
Health Care Equipment & Supplies – 1.9%
Abbott Laboratories	2,136,499	219,354,353
ResMed, Inc.	24,559	5,513,004
Stryker Corp.	202,551	66,556,233
Total Health Care Equipment & Supplies		291,423,590
Health Care Providers & Services – 2.5%
McKesson Corp.	80,092	69,308,413
UnitedHealth Group, Inc.	1,164,160	315,010,054
Total Health Care Providers & Services		384,318,467
Hotels, Restaurants & Leisure – 3.0%
Aramark	340,286	13,795,194
Booking Holdings, Inc.	8,288	34,895,132
Darden Restaurants, Inc.	159,386	31,246,031
Domino’s Pizza, Inc.	5,468	1,961,864
Investments	Shares	Value
Expedia Group, Inc.	18,174	$4,196,195
Hilton Worldwide Holdings, Inc.	37,572	11,424,894
Las Vegas Sands Corp.	96,017	5,173,396
Marriott International, Inc., Class A	139,652	45,675,980
McDonald’s Corp.	962,859	299,246,949
Texas Roadhouse, Inc.(a)	13,769	2,273,813
Wyndham Hotels & Resorts, Inc.(a)	39,235	3,187,059
Yum! Brands, Inc.	43,603	6,779,394
Total Hotels, Restaurants & Leisure		459,855,901
Household Durables – 0.7%
DR Horton, Inc.	381,802	52,390,871
Meritage Homes Corp.	95,305	5,893,661
PulteGroup, Inc.	255,990	30,106,984
Toll Brothers, Inc.	130,643	17,828,850
Total Household Durables		106,220,366
Household Products – 1.5%
Procter & Gamble Co.	1,606,174	231,995,773
Independent Power & Renewable Electricity Producers – 0.1%
Vistra Corp.	52,399	7,877,142
Insurance – 1.2%
Cincinnati Financial Corp.	220,701	34,727,302
Erie Indemnity Co., Class A	7,883	1,981,077
Marsh & McLennan Cos., Inc.	643,876	111,680,292
WR Berkley Corp.	551,589	36,559,319
Total Insurance		184,947,990
Interactive Media & Services – 8.2%
Alphabet, Inc., Class A	1,314,480	377,991,869
Alphabet, Inc., Class C	1,306,777	374,862,050
Meta Platforms, Inc., Class A	875,623	500,970,187
Total Interactive Media & Services		1,253,824,106
IT Services – 1.0%
International Business Machines Corp.	659,215	159,787,124
Life Sciences Tools & Services – 0.0%
Agilent Technologies, Inc.	44,871	5,114,397
Machinery – 4.6%
AGCO Corp.	101,372	11,745,974
Allison Transmission Holdings, Inc.	108,213	12,667,414
Caterpillar, Inc.	279,468	197,991,899
Cummins, Inc.	179,905	96,792,488
Donaldson Co., Inc.	154,573	13,118,611
Dover Corp.	180,150	37,552,267
Flowserve Corp.	174,168	12,803,090
Graco, Inc.	125,625	10,634,156
Illinois Tool Works, Inc.	386,952	100,719,736
ITT, Inc.	13,337	2,541,099
Lincoln Electric Holdings, Inc.	8,062	2,008,083
Mueller Industries, Inc.	145,347	16,104,448
Oshkosh Corp.(a)	85,870	12,640,923
PACCAR, Inc.	680,436	78,590,358

See Notes to Financial Statements.

46    WisdomTree Trust

Schedule of Investments (continued) WisdomTree U.S. Quality Dividend Growth Fund (DGRW) March 31, 2026
Investments	Shares	Value
Parker-Hannifin Corp.	90,338	$80,874,191
Toro Co.	130,162	12,162,337
Xylem, Inc.	37,639	4,497,860
Total Machinery		703,444,934
Media – 0.1%
New York Times Co., Class A	24,392	2,042,342
Nexstar Media Group, Inc.(a)	42,152	7,622,346
Total Media		9,664,688
Metals & Mining – 2.1%
Freeport-McMoRan, Inc.	1,198,181	70,429,079
Newmont Corp.	1,255,700	135,929,525
Nucor Corp.	297,813	50,360,178
Reliance, Inc.	69,082	20,995,402
Royal Gold, Inc.	12,615	3,210,391
Steel Dynamics, Inc.	190,761	34,336,980
Total Metals & Mining		315,261,555
Oil, Gas & Consumable Fuels – 6.1%
APA Corp.(a)	46,659	1,980,208
Chevron Corp.	1,392,792	288,168,665
ConocoPhillips	177,402	23,417,064
Coterra Energy, Inc.	112,706	3,960,489
Devon Energy Corp.	101,287	5,096,762
Diamondback Energy, Inc.	42,422	8,390,647
EOG Resources, Inc.	80,916	11,698,026
EQT Corp.	91,832	5,844,188
Expand Energy Corp.	29,447	3,232,692
Exxon Mobil Corp.	3,173,341	538,389,034
Marathon Petroleum Corp.	45,508	11,112,143
Ovintiv, Inc.	36,309	2,155,302
Permian Resources Corp., Class A	100,835	2,149,802
Phillips 66	58,657	10,686,132
Range Resources Corp.	41,310	1,866,386
Targa Resources Corp.	31,163	7,813,499
Texas Pacific Land Corp.	9,467	4,492,660
Valero Energy Corp.(a)	44,849	11,081,291
Total Oil, Gas & Consumable Fuels		941,534,990
Paper & Forest Products – 0.0%
Louisiana-Pacific Corp.(a)	83,623	6,083,573
Passenger Airlines – 0.5%
Delta Air Lines, Inc.	825,628	54,887,749
Southwest Airlines Co.(a)	681,717	25,612,108
Total Passenger Airlines		80,499,857
Pharmaceuticals – 5.2%
Eli Lilly & Co.	213,004	195,914,689
Johnson & Johnson	1,527,170	373,301,435
Merck & Co., Inc.	1,533,950	184,518,846
Zoetis, Inc.	366,106	43,277,390
Total Pharmaceuticals		797,012,360
Investments	Shares	Value
Professional Services – 0.8%
Automatic Data Processing, Inc.	521,361	$105,930,128
Booz Allen Hamilton Holding Corp.	152,922	11,932,504
Broadridge Financial Solutions, Inc.(a)	16,469	2,675,883
Equifax, Inc.	19,300	3,475,351
Paycom Software, Inc.	6,623	804,959
Verisk Analytics, Inc.	23,556	4,469,751
Total Professional Services		129,288,576
Semiconductors & Semiconductor Equipment – 12.1%
Analog Devices, Inc.	415,213	132,095,864
Applied Materials, Inc.	395,951	135,332,092
Broadcom, Inc.	1,027,954	318,162,043
KLA Corp.	21,869	32,200,134
Lam Research Corp.	346,245	73,978,707
Monolithic Power Systems, Inc.	7,158	7,826,199
NVIDIA Corp.	6,611,754	1,153,089,898
Total Semiconductors & Semiconductor Equipment		1,852,684,937
Software – 8.1%
Gen Digital, Inc.	765,197	14,408,660
Intuit, Inc.	65,976	28,526,703
Microsoft Corp.	1,970,860	729,553,246
Oracle Corp.	2,653,307	390,327,993
Salesforce, Inc.	411,753	76,861,932
Total Software		1,239,678,534
Specialty Retail – 4.0%
Dick’s Sporting Goods, Inc.	78,934	15,651,823
Home Depot, Inc.	1,321,686	434,689,308
Ross Stores, Inc.	47,436	10,276,061
TJX Cos., Inc.	698,327	111,522,822
Tractor Supply Co.	185,803	8,416,876
Williams-Sonoma, Inc.	162,302	29,592,524
Total Specialty Retail		610,149,414
Technology Hardware, Storage & Peripherals – 5.5%
Apple, Inc.	3,310,666	840,213,924
Textiles, Apparel & Luxury Goods – 0.0%
Ralph Lauren Corp.	7,449	2,562,381
Tapestry, Inc.	30,005	4,234,006
Total Textiles, Apparel & Luxury Goods		6,796,387
Trading Companies & Distributors – 0.8%
Fastenal Co.	298,288	13,840,563
Ferguson Enterprises, Inc.	198,552	46,314,240
United Rentals, Inc.	41,086	29,933,616
WESCO International, Inc.	62,781	17,178,137
WW Grainger, Inc.	13,202	14,400,874
Total Trading Companies & Distributors		121,667,430

See Notes to Financial Statements.

WisdomTree Trust    47

Schedule of Investments (concluded) WisdomTree U.S. Quality Dividend Growth Fund (DGRW) March 31, 2026
Investments	Shares	Value
Wireless Telecommunication Services – 2.0%
T-Mobile U.S., Inc.	1,456,335	$305,874,040
TOTAL COMMON STOCKS (COST: $13,245,892,842)		15,364,695,244
MUTUAL FUND – 0.0%
United States – 0.0%
Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.54%(b) (Cost: $3,847,942)	3,847,942	3,847,942
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.0%
United States – 0.0%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%(b) (Cost: $494)	494	494
TOTAL INVESTMENTS IN SECURITIES – 100.0% (Cost: $13,249,741,278)		15,368,543,680
Other Assets less Liabilities – 0.0%		5,923,535
NET ASSETS – 100.0%		$15,374,467,215

(a)   Security, or portion thereof, was on loan at March 31, 2026 (See Note 2). At March 31, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $72,873,198 and the total market value of the collateral held by the Fund was $74,033,622. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $74,033,128.

(b)  Rate shown represents annualized 7-day yield as of March 31, 2026.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended March 31, 2026 were as follows:

Affiliate	Value at 3/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2026	Securities Lending Income
WisdomTree Treasury Money Market Digital Fund	$—	$29,100,000	$29,100,000	$—	$—	$–^	$6,880

^     As of March 31, 2026, the Fund did not hold a position in this affiliate.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$15,364,695,244	$ —	$—	$15,364,695,244
Mutual Fund	—	3,847,942	—	3,847,942
Investment of Cash Collateral for Securities Loaned	—	494	—	494
Total Investments in Securities	$15,364,695,244	$3,848,436	$—	$15,368,543,680

See Notes to Financial Statements.

48    WisdomTree Trust

Schedule of Investments WisdomTree U.S. Quality Growth Fund (QGRW) March 31, 2026
Investments	Shares	Value
COMMON STOCKS – 99.9%
United States – 99.1%
Aerospace & Defense – 2.4%
Axon Enterprise, Inc.*	15,627	$6,636,631
FTAI Aviation Ltd.	6,744	1,652,280
General Electric Co.	88,246	25,041,567
HEICO Corp.	26,202	7,184,588
TransDigm Group, Inc.	8,609	9,977,487
Total Aerospace & Defense		50,492,553
Automobiles – 2.7%
Tesla, Inc.*	151,732	56,406,371
Beverages – 0.5%
Monster Beverage Corp.*	145,661	10,554,596
Biotechnology – 0.3%
Alnylam Pharmaceuticals, Inc.*	21,826	7,221,569
Broadline Retail – 4.5%
Amazon.com, Inc.*	453,046	94,355,890
Building Products – 0.7%
Lennox International, Inc.	3,835	1,779,939
Trane Technologies PLC	29,806	12,421,352
Total Building Products		14,201,291
Capital Markets – 1.0%
Ares Management Corp., Class A	17,710	1,932,161
Blackstone, Inc.	79,944	9,192,761
LPL Financial Holdings, Inc.	6,316	1,900,042
MSCI, Inc.	15,408	8,305,066
Total Capital Markets		21,330,030
Commercial Services & Supplies – 0.5%
Cintas Corp.	54,844	9,276,314
Rollins, Inc.	28,533	1,523,948
Total Commercial Services & Supplies		10,800,262
Communications Equipment – 0.7%
Arista Networks, Inc.*	126,802	15,568,750
Construction & Engineering – 1.3%
Comfort Systems USA, Inc.	8,469	11,678,666
EMCOR Group, Inc.	2,880	2,126,333
Quanta Services, Inc.	23,153	12,711,460
Total Construction & Engineering		26,516,459
Electrical Equipment – 1.9%
GE Vernova, Inc.	28,183	24,600,941
nVent Electric PLC	11,013	1,302,618
Vertiv Holdings Co., Class A	57,854	14,497,055
Total Electrical Equipment		40,400,614
Electronic Equipment, Instruments & Components – 0.7%
Amphenol Corp., Class A	118,694	14,996,987
Investments	Shares	Value
Entertainment – 1.6%
Live Nation Entertainment, Inc.*	16,463	$2,510,772
Netflix, Inc.*	314,566	30,245,521
Total Entertainment		32,756,293
Financial Services – 4.0%
Block, Inc.*	122,997	7,401,960
Corpay, Inc.*(a)	4,776	1,389,768
Mastercard, Inc., Class A	69,084	34,518,511
Toast, Inc., Class A*	54,865	1,454,471
Visa, Inc., Class A	128,274	38,769,534
Total Financial Services		83,534,244
Ground Transportation – 0.7%
Uber Technologies, Inc.*	205,582	14,787,513
Health Care Equipment & Supplies – 1.6%
Dexcom, Inc.*	25,177	1,581,116
IDEXX Laboratories, Inc.*	13,991	7,861,403
Insulet Corp.*	3,230	677,783
Intuitive Surgical, Inc.*	33,866	15,611,887
ResMed, Inc.(a)	32,851	7,374,393
Total Health Care Equipment & Supplies		33,106,582
Health Care Technology – 0.3%
Veeva Systems, Inc., Class A*	32,984	5,793,969
Hotels, Restaurants & Leisure – 2.8%
Airbnb, Inc., Class A*	76,633	9,677,215
Booking Holdings, Inc.	1,177	4,955,547
Chipotle Mexican Grill, Inc.*	137,143	4,389,947
DoorDash, Inc., Class A*	48,900	7,342,335
Hilton Worldwide Holdings, Inc.	37,117	11,286,537
Starbucks Corp.	140,108	12,552,276
Yum! Brands, Inc.	58,633	9,116,259
Total Hotels, Restaurants & Leisure		59,320,116
Household Durables – 0.0%
Somnigroup International, Inc.	8,235	608,731
Independent Power & Renewable Electricity Producers – 0.4%
Vistra Corp.	55,106	8,284,085
Interactive Media & Services – 15.8%
Alphabet, Inc., Class A	642,596	184,784,906
Meta Platforms, Inc., Class A	251,254	143,749,951
Pinterest, Inc., Class A*	51,143	937,962
Total Interactive Media & Services		329,472,819
IT Services – 1.0%
Cloudflare, Inc., Class A*	51,325	10,590,400
GoDaddy, Inc., Class A*	13,431	1,110,341
MongoDB, Inc.*	6,152	1,505,825
Snowflake, Inc.*	46,469	7,008,455
Total IT Services		20,215,021
Life Sciences Tools & Services – 0.0%
Medpace Holdings, Inc.*	1,980	950,776

See Notes to Financial Statements.

WisdomTree Trust    49

Schedule of Investments (continued) WisdomTree U.S. Quality Growth Fund (QGRW) March 31, 2026
Investments	Shares	Value
Machinery – 1.4%
Caterpillar, Inc.	40,022	$28,353,986
Media – 0.0%
Trade Desk, Inc., Class A*	41,459	940,705
Oil, Gas & Consumable Fuels – 0.7%
Targa Resources Corp.	47,846	11,996,427
Texas Pacific Land Corp.	4,546	2,157,350
Total Oil, Gas & Consumable Fuels		14,153,777
Pharmaceuticals – 2.9%
Eli Lilly & Co.	65,579	60,317,597
Professional Services – 0.1%
Verisk Analytics, Inc.	8,071	1,531,472
Semiconductors & Semiconductor Equipment – 25.6%
Advanced Micro Devices, Inc.*	127,521	25,941,597
Applied Materials, Inc.	73,968	25,281,523
Broadcom, Inc.	238,569	73,839,491
Credo Technology Group Holding Ltd.*	12,965	1,217,024
First Solar, Inc.*	8,381	1,653,236
KLA Corp.	13,619	20,052,752
Lam Research Corp.	118,141	25,242,006
Micron Technology, Inc.	136,208	46,016,511
Monolithic Power Systems, Inc.	9,500	10,386,825
NVIDIA Corp.	1,747,282	304,725,981
Total Semiconductors & Semiconductor Equipment		534,356,946
Software – 14.2%
Atlassian Corp., Class A*	16,409	1,119,914
Autodesk, Inc.*	37,082	8,877,431
Cadence Design Systems, Inc.*	38,454	10,685,213
Crowdstrike Holdings, Inc., Class A*	28,898	11,282,068
Datadog, Inc., Class A*	60,057	7,089,729
Fair Isaac Corp.*	4,317	4,608,570
Fortinet, Inc.*	117,817	9,628,005
HubSpot, Inc.*	3,935	960,534
Intuit, Inc.	12,616	5,454,906
Microsoft Corp.	373,950	138,425,071
Oracle Corp.	292,552	43,037,325
Palantir Technologies, Inc., Class A*	178,192	26,065,926
Palo Alto Networks, Inc.*	77,840	12,479,309
ServiceNow, Inc.*	90,907	9,504,327
Workday, Inc., Class A*	33,830	4,395,194
Zscaler, Inc.*	28,256	3,964,034
Total Software		297,577,556
Specialty Retail – 1.7%
AutoZone, Inc.*	2,497	8,434,317
Carvana Co.*(a)	25,346	7,968,275
O’Reilly Automotive, Inc.*	116,751	10,777,285
Investments	Shares	Value
TJX Cos., Inc.	51,060	$8,154,282
Ulta Beauty, Inc.*	2,606	1,362,182
Total Specialty Retail		36,696,341
Technology Hardware, Storage & Peripherals – 7.0%
Apple, Inc.	566,300	143,721,277
Everpure, Inc., Class A*	21,130	1,247,515
Super Micro Computer, Inc.*	36,506	831,242
Total Technology Hardware, Storage & Peripherals		145,800,034
Textiles, Apparel & Luxury Goods – 0.1%
Lululemon Athletica, Inc.*	7,614	1,165,703
Total United States		2,072,569,638
Brazil – 0.5%
Broadline Retail – 0.5%
MercadoLibre, Inc.*	5,784	10,000,652
South Korea – 0.3%
Broadline Retail – 0.3%
Coupang, Inc.*	305,253	5,763,177
Thailand – 0.0%
Electronic Equipment, Instruments & Components – 0.0%
Fabrinet*	2,678	1,396,630
TOTAL COMMON STOCKS (COST: $2,009,860,234)		2,089,730,097
MUTUAL FUND – 0.1%
United States – 0.1%
Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.54%(b) (Cost: $1,577,384)	1,577,384	1,577,384
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.0%
United States – 0.0%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%(b) (Cost: $6,828)	6,828	6,828
TOTAL INVESTMENTS IN SECURITIES – 100.0% (Cost: $2,011,444,446)		2,091,314,309
Other Liabilities less Assets – (0.0)%		(340,113)
NET ASSETS – 100.0%		$2,090,974,196

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at March 31, 2026 (See Note 2). At March 31, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $7,609,113 and the total market value of the collateral held by the Fund was $7,201,077. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $7,194,249.

(b)  Rate shown represents annualized 7-day yield as of March 31, 2026.

See Notes to Financial Statements.

50    WisdomTree Trust

Schedule of Investments (concluded) WisdomTree U.S. Quality Growth Fund (QGRW) March 31, 2026

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended March 31, 2026 were as follows:

Affiliate	Value at 3/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2026	Securities Lending Income
WisdomTree Treasury Money Market Digital Fund	$—	$1,600,000	$1,600,000	$—	$—	$–^	$129

^     As of March 31, 2026, the Fund did not hold a position in this affiliate.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$2,089,730,097	$—	$—	$2,089,730,097
Mutual Fund	—	1,577,384	—	1,577,384
Investment of Cash Collateral for Securities Loaned	—	6,828	—	6,828
Total Investments in Securities	$2,089,730,097	$1,584,212	$—	$2,091,314,309

See Notes to Financial Statements.

WisdomTree Trust    51

Schedule of Investments WisdomTree U.S. SmallCap Dividend Fund (DES) March 31, 2026
Investments	Shares	Value
COMMON STOCKS – 99.8%
United States – 98.6%
Aerospace & Defense – 0.6%
Cadre Holdings, Inc.(a)	62,908	$1,930,018
National Presto Industries, Inc.	22,887	3,136,892
Park Aerospace Corp.	105,376	2,885,195
VSE Corp.	20,382	3,758,441
Total Aerospace & Defense		11,710,546
Air Freight & Logistics – 0.2%
Hub Group, Inc., Class A	93,504	3,369,884
Automobile Components – 2.0%
Dana, Inc.	227,385	7,651,505
LCI Industries(a)	112,613	13,849,147
Patrick Industries, Inc.	54,025	6,000,557
Phinia, Inc.	81,143	5,553,427
Standard Motor Products, Inc.	93,699	3,255,103
Visteon Corp.	36,400	3,316,404
Total Automobile Components		39,626,143
Automobiles – 0.3%
Harley-Davidson, Inc.	310,403	6,276,349
Banks – 17.2%
1st Source Corp.	33,500	2,318,535
ACNB Corp.	8,720	417,426
Amalgamated Financial Corp.	29,491	1,146,315
Amerant Bancorp, Inc.	34,555	761,592
Arrow Financial Corp.	17,710	594,525
Associated Banc-Corp.	378,522	9,788,579
Banc of California, Inc.	164,058	2,884,140
BancFirst Corp.	34,638	3,758,223
Bank First Corp.	8,756	1,182,585
Bank of Hawaii Corp.	99,471	7,385,722
Bank of Marin Bancorp	18,160	465,441
Bank7 Corp.	11,976	477,603
BankUnited, Inc.	122,264	5,521,442
Banner Corp.	57,262	3,474,658
Bar Harbor Bankshares	16,465	534,289
Burke & Herbert Financial Services Corp.	35,368	2,203,073
Business First Bancshares, Inc.(a)	24,066	650,745
Byline Bancorp, Inc.	42,157	1,330,896
Camden National Corp.	23,055	1,093,960
Capital Bancorp, Inc.	13,624	405,178
Capital City Bank Group, Inc.	23,011	1,000,058
Capitol Federal Financial, Inc.	339,013	2,417,163
Cathay General Bancorp	115,691	5,768,353
Central Pacific Financial Corp.	40,955	1,308,922
ChoiceOne Financial Services, Inc.	14,866	418,032
Investments	Shares	Value
Citizens & Northern Corp.	21,192	$473,429
City Holding Co.(a)	24,646	2,945,690
Civista Bancshares, Inc.	16,377	373,232
CNB Financial Corp.	28,625	828,980
Community Financial System, Inc.	96,647	5,668,347
Community Trust Bancorp, Inc.	34,789	2,112,388
Community West Bancshares	16,793	391,277
ConnectOne Bancorp, Inc.	61,888	1,656,742
CVB Financial Corp.	331,430	6,426,428
Dime Community Bancshares, Inc.	65,903	2,228,839
Eastern Bankshares, Inc.	398,036	7,785,584
Enterprise Financial Services Corp.	38,954	2,107,801
Equity Bancshares, Inc., Class A	17,820	791,386
Esquire Financial Holdings, Inc.	7,007	753,253
Farmers National Banc Corp.	78,975	1,039,311
FB Financial Corp.	44,149	2,293,099
Fidelity D&D Bancorp, Inc.	4,044	175,024
Financial Institutions, Inc.	33,377	1,058,385
First Bancorp, Inc.	8,332	233,546
First Bancorp/Southern Pines NC	39,414	2,220,979
First Bank	29,997	479,952
First Busey Corp.	209,886	5,303,819
First Business Financial Services, Inc.	8,277	446,379
First Commonwealth Financial Corp.(a)	177,476	3,120,028
First Financial Bancorp	221,691	6,180,745
First Financial Bankshares, Inc.	201,874	5,945,189
First Financial Corp.	24,641	1,557,311
First Hawaiian, Inc.	302,252	7,447,489
First Interstate BancSystem, Inc., Class A	370,002	12,358,067
First Merchants Corp.	129,408	5,011,972
First Mid Bancshares, Inc.	29,560	1,217,576
Five Star Bancorp	25,134	948,054
Flushing Financial Corp.	64,194	986,020
FS Bancorp, Inc.	11,073	427,307
Fulton Financial Corp.	419,299	8,528,542
German American Bancorp, Inc.	48,833	2,040,731
Great Southern Bancorp, Inc.	11,503	726,184
Greene County Bancorp, Inc.	7,786	174,484
Hanmi Financial Corp.	49,161	1,295,884
HBT Financial, Inc.	53,895	1,440,074
Heritage Commerce Corp.	124,310	1,551,389
Heritage Financial Corp.	55,356	1,439,256
Hilltop Holdings, Inc.	65,342	2,340,550
Hingham Institution For Savings The(a)	1,818	519,657
Home Bancorp, Inc.	7,400	448,292
HomeTrust Bancshares, Inc.	14,277	608,914
Horizon Bancorp, Inc.	83,219	1,378,939
Independent Bank Corp.	116,699	7,802,524

See Notes to Financial Statements.

52    WisdomTree Trust

Schedule of Investments (continued) WisdomTree U.S. SmallCap Dividend Fund (DES) March 31, 2026
Investments	Shares	Value
International Bancshares Corp.	78,375	$5,273,854
Investar Holding Corp.	8,100	220,887
Kearny Financial Corp.	132,953	1,003,795
Lakeland Financial Corp.	42,689	2,449,495
Mechanics Bancorp, Class A	785,147	11,580,918
Mercantile Bank Corp.	21,985	1,110,243
Metrocity Bankshares, Inc.	39,414	1,129,999
Metropolitan Bank Holding Corp.	8,496	707,632
Mid Penn Bancorp, Inc.	22,007	707,745
Midland States Bancorp, Inc.	53,577	1,195,303
MVB Financial Corp.	9,747	242,018
National Bank Holdings Corp., Class A	58,126	2,276,214
NB Bancorp, Inc.	40,328	849,711
NBT Bancorp, Inc.	102,047	4,345,161
Nicolet Bankshares, Inc.	20,836	3,096,646
Northeast Bank	6,542	735,125
Northeast Community Bancorp, Inc.	16,743	398,483
Northfield Bancorp, Inc.	59,738	808,853
Northpointe Bancshares, Inc.	28,045	484,057
Northrim BanCorp, Inc.	29,044	664,527
Northwest Bancshares, Inc.	560,904	7,117,872
Norwood Financial Corp.	7,152	210,412
OceanFirst Financial Corp.	116,601	2,103,482
Old Second Bancorp, Inc.	42,460	855,994
OP Bancorp	14,438	192,025
Orange County Bancorp, Inc.	12,420	397,192
Origin Bancorp, Inc.	26,305	1,090,605
Orrstown Financial Services, Inc.	31,413	1,133,381
Park National Corp.(a)	23,103	3,776,185
Pathward Financial, Inc.	21,057	1,878,916
Peoples Bancorp, Inc.	102,719	3,376,374
Peoples Financial Services Corp.	13,382	713,662
Plumas Bancorp	6,266	305,906
Preferred Bank	30,881	2,800,598
Primis Financial Corp.	55,899	742,339
Princeton Bancorp, Inc.	7,143	241,219
Provident Financial Services, Inc.	591,919	12,525,006
QCR Holdings, Inc.	15,225	1,300,976
RBB Bancorp	13,651	291,722
Red River Bancshares, Inc.	5,774	522,201
Renasant Corp.	137,433	4,965,454
Republic Bancorp, Inc., Class A	25,224	1,779,553
S&T Bancorp, Inc.	69,041	2,887,985
Seacoast Banking Corp. of Florida	111,531	3,378,274
ServisFirst Bancshares, Inc.	55,591	4,048,693
Shore Bancshares, Inc.	49,364	922,120
Sierra Bancorp	26,604	902,408
SmartFinancial, Inc.	18,975	741,543
South Plains Financial, Inc.	14,216	595,650
Investments	Shares	Value
Southern Missouri Bancorp, Inc.	11,327	$724,248
Southside Bancshares, Inc.	63,938	1,987,832
Stellar Bancorp, Inc.	45,881	1,679,703
Stock Yards Bancorp, Inc.	30,076	1,993,738
Tompkins Financial Corp.	21,881	1,725,098
Towne Bank	143,644	4,836,493
TriCo Bancshares	47,280	2,247,691
TrustCo Bank Corp.	29,964	1,311,824
Trustmark Corp.(a)	122,200	5,149,508
United Community Banks, Inc.	231,771	7,298,469
Unity Bancorp, Inc.	9,180	475,799
Univest Financial Corp.	34,081	1,167,615
USCB Financial Holdings, Inc.	9,918	183,880
WaFd, Inc.	148,627	4,666,888
Washington Trust Bancorp, Inc.	68,899	2,305,361
WesBanco, Inc.	263,723	9,095,806
West BanCorp, Inc.	28,243	671,901
Westamerica BanCorp	47,561	2,480,306
WSFS Financial Corp.	46,482	3,042,712
Total Banks		334,719,788
Broadline Retail – 0.2%
Kohl’s Corp.	322,204	4,156,432
Building Products – 0.7%
AZZ, Inc.	38,150	4,773,709
Griffon Corp.	77,095	5,603,265
Insteel Industries, Inc.	96,698	3,250,020
Total Building Products		13,626,994
Capital Markets – 2.5%
Acadian Asset Management, Inc.	30,666	1,668,844
BGC Group, Inc., Class A	303,570	2,968,915
Cohen & Steers, Inc.	122,469	7,660,436
DigitalBridge Group, Inc.	153,053	2,360,077
Federated Hermes, Inc.	192,512	10,917,356
GCM Grosvenor, Inc., Class A	87,942	861,832
Oppenheimer Holdings, Inc., Class A	9,851	878,611
Perella Weinberg Partners	54,613	991,772
PJT Partners, Inc., Class A	19,659	2,746,755
Victory Capital Holdings, Inc., Class A(a)	129,746	8,495,768
Virtu Financial, Inc., Class A	131,277	5,773,562
Virtus Investment Partners, Inc.	21,800	2,928,830
Total Capital Markets		48,252,758
Chemicals – 4.3%
Avient Corp.	276,511	10,037,349
Cabot Corp.(a)	125,917	9,482,809
Chemours Co.	401,696	8,849,363
Hawkins, Inc.	20,114	3,089,510
HB Fuller Co.	84,921	5,237,927
Koppers Holdings, Inc.	70,007	2,707,871

See Notes to Financial Statements.

WisdomTree Trust    53

Schedule of Investments (continued) WisdomTree U.S. SmallCap Dividend Fund (DES) March 31, 2026
Investments	Shares	Value
Kronos Worldwide, Inc.	626,644	$4,117,051
Mativ Holdings, Inc.	293,858	2,556,565
Minerals Technologies, Inc.	45,798	3,247,994
Olin Corp.	366,565	10,897,978
Quaker Chemical Corp.	29,283	3,637,827
Scotts Miracle-Gro Co.	211,074	12,835,410
Sensient Technologies Corp.	67,603	5,843,603
Valhi, Inc.	42,312	605,062
Total Chemicals		83,146,319
Commercial Services & Supplies – 1.8%
ACCO Brands Corp.	468,165	1,404,495
Brady Corp., Class A	59,971	4,872,044
Deluxe Corp.	229,937	6,332,465
Ennis, Inc.	144,352	3,092,020
HNI Corp.	139,484	4,657,371
Interface, Inc.	75,219	1,874,457
Pitney Bowes, Inc.(a)	585,223	6,466,714
Quad/Graphics, Inc.	155,230	1,026,070
UniFirst Corp.	17,432	4,385,717
Virco Mfg. Corp.	54,989	336,533
Total Commercial Services & Supplies		34,447,886
Construction & Engineering – 0.4%
Tutor Perini Corp.	45,797	3,535,071
WillScot Holdings Corp.	241,178	4,186,850
Total Construction & Engineering		7,721,921
Construction Materials – 0.2%
U.S. Lime & Minerals, Inc.	25,138	3,283,274
Consumer Finance – 0.3%
Bread Financial Holdings, Inc.	48,390	3,623,927
PROG Holdings, Inc.	32,328	927,490
Regional Management Corp.	13,828	445,953
Total Consumer Finance		4,997,370
Consumer Staples Distribution & Retail – 1.1%
Andersons, Inc.	64,611	4,637,778
Ingles Markets, Inc., Class A	29,179	2,622,900
Natural Grocers by Vitamin Cottage, Inc.	94,160	2,434,036
PriceSmart, Inc.	34,024	5,120,612
Village Super Market, Inc., Class A	54,308	2,293,427
Weis Markets, Inc.	57,924	3,961,422
Total Consumer Staples Distribution & Retail		21,070,175
Containers & Packaging – 2.1%
Greif, Inc., Class A	83,496	5,600,077
Myers Industries, Inc.	190,858	4,042,372
Silgan Holdings, Inc.	189,135	7,338,438
Sonoco Products Co.	381,736	20,648,100
TriMas Corp.	67,724	2,434,001
Total Containers & Packaging		40,062,988
Investments	Shares	Value
Distributors – 0.3%
Gold.com, Inc.	94,312	$3,780,025
Weyco Group, Inc.	44,921	1,439,718
Total Distributors		5,219,743
Diversified Consumer Services – 0.9%
Carriage Services, Inc.	48,938	2,234,509
Matthews International Corp., Class A(a)	150,913	3,896,574
Perdoceo Education Corp.	148,437	5,523,341
Strategic Education, Inc.	69,421	5,759,166
Total Diversified Consumer Services		17,413,590
Diversified REITs – 0.5%
Alpine Income Property Trust, Inc.	16,299	293,382
American Assets Trust, Inc.	70,888	1,305,048
Broadstone Net Lease, Inc.	443,861	8,109,340
CTO Realty Growth, Inc.	30,083	556,235
Total Diversified REITs		10,264,005
Diversified Telecommunication Services – 0.7%
ATN International, Inc.	80,246	2,184,296
IDT Corp., Class B	40,418	1,984,524
Iridium Communications, Inc.	347,245	9,632,576
Total Diversified Telecommunication Services		13,801,396
Electric Utilities – 0.8%
Genie Energy Ltd., Class B	127,307	1,800,121
MGE Energy, Inc.	82,258	6,357,721
Otter Tail Corp.	90,983	7,985,578
Total Electric Utilities		16,143,420
Electrical Equipment – 0.9%
Allient, Inc.	34,448	2,035,533
Atkore, Inc.	69,987	4,122,934
Espey Mfg. & Electronics Corp.	11,493	636,942
LSI Industries, Inc.	109,980	2,045,628
Powell Industries, Inc.(a)	10,299	5,572,583
Preformed Line Products Co.	8,792	2,380,434
Total Electrical Equipment		16,794,054
Electronic Equipment, Instruments & Components – 2.0%
Avnet, Inc.	189,696	11,689,068
Bel Fuse, Inc., Class B	11,792	2,334,580
Belden, Inc.	31,337	3,598,428
Benchmark Electronics, Inc.	70,155	3,932,889
Climb Global Solutions, Inc.	68,688	1,361,396
Crane NXT Co.	74,367	3,018,557
CTS Corp.	44,569	2,128,616
ePlus, Inc.	38,796	2,919,399
Methode Electronics, Inc.	174,537	963,444
Napco Security Technologies, Inc.	88,185	3,473,607
PC Connection, Inc.	45,027	2,632,278
Richardson Electronics Ltd.	57,715	631,979
Total Electronic Equipment, Instruments & Components		38,684,241

See Notes to Financial Statements.

54    WisdomTree Trust

Schedule of Investments (continued) WisdomTree U.S. SmallCap Dividend Fund (DES) March 31, 2026
Investments	Shares	Value
Energy Equipment & Services – 5.1%
Archrock, Inc.	473,771	$16,487,231
Cactus, Inc., Class A	91,363	4,327,865
Core Laboratories, Inc.	108,415	1,820,288
Energy Services of America Corp.	92,932	1,220,197
Flowco Holdings, Inc., Class A	118,203	2,434,982
Helmerich & Payne, Inc.	274,055	9,874,202
Kodiak Gas Services, Inc.	343,404	20,027,321
Liberty Energy, Inc.	291,497	8,395,114
Natural Gas Services Group, Inc.	63,937	2,412,982
Patterson-UTI Energy, Inc.	1,596,295	17,287,875
Ranger Energy Services, Inc., Class A	115,181	1,974,202
RPC, Inc.	689,884	4,884,379
Select Water Solutions, Inc.	324,193	4,960,153
Solaris Energy Infrastructure, Inc.	60,193	3,401,506
Total Energy Equipment & Services		99,508,297
Entertainment – 0.4%
Cinemark Holdings, Inc.	191,735	5,468,282
CuriosityStream, Inc.	320,692	949,248
Marcus Corp.	131,028	2,249,751
Total Entertainment		8,667,281
Financial Services – 2.3%
Alerus Financial Corp.	30,410	721,021
Cass Information Systems, Inc.	15,606	686,976
Federal Agricultural Mortgage Corp., Class C	15,770	2,339,479
HA Sustainable Infrastructure Capital, Inc.	396,824	14,583,282
Merchants Bancorp	37,681	1,616,892
NewtekOne, Inc.	39,809	435,909
TFS Financial Corp.	1,452,901	20,413,259
UWM Holdings Corp.	966,426	3,498,462
Waterstone Financial, Inc.	14,656	264,248
Total Financial Services		44,559,528
Food Products – 1.7%
Alico, Inc.	38,904	1,605,179
Calavo Growers, Inc.	96,508	2,488,941
Cal-Maine Foods, Inc.(a)	238,070	18,843,241
John B Sanfilippo & Son, Inc.	34,046	2,700,869
Seaboard Corp.	825	4,664,566
Tootsie Roll Industries, Inc.	71,144	3,039,272
Total Food Products		33,342,068
Gas Utilities – 1.4%
Chesapeake Utilities Corp.	45,983	5,810,872
MDU Resources Group, Inc.	461,527	9,562,839
Northwest Natural Holding Co.	204,664	10,892,218
RGC Resources, Inc.	47,260	1,042,083
Total Gas Utilities		27,308,012
Investments	Shares	Value
Ground Transportation – 0.7%
ArcBest Corp.	35,503	$3,492,075
Covenant Logistics Group, Inc.	92,729	2,517,592
Schneider National, Inc., Class B	158,147	4,168,755
Universal Logistics Holdings, Inc.(a)	117,026	2,473,930
Total Ground Transportation		12,652,352
Health Care Equipment & Supplies – 0.6%
Acme United Corp.	19,677	883,694
CONMED Corp.	75,732	2,677,884
Embecta Corp.	327,941	2,898,998
iRadimed Corp.	27,350	2,632,711
LeMaitre Vascular, Inc.	33,743	3,683,723
Utah Medical Products, Inc.	6,213	385,144
Total Health Care Equipment & Supplies		13,162,154
Health Care Providers & Services – 1.0%
Concentra Group Holdings Parent, Inc.	192,099	4,120,524
National HealthCare Corp.	41,041	6,554,248
National Research Corp.	128,691	2,185,173
Select Medical Holdings Corp.	249,842	4,069,926
U.S. Physical Therapy, Inc.	46,122	3,457,305
Total Health Care Providers & Services		20,387,176
Health Care REITs – 1.1%
Diversified Healthcare Trust	211,161	1,402,109
LTC Properties, Inc.	43,400	1,612,744
Medical Properties Trust, Inc.(a)	1,346,393	6,233,799
National Health Investors, Inc.	132,409	10,706,592
Sila Realty Trust, Inc.	47,666	1,128,731
Universal Health Realty Income Trust	14,130	571,841
Total Health Care REITs		21,655,816
Health Care Technology – 0.1%
HealthStream, Inc.	75,203	1,557,454
Hotel & Resort REITs – 0.3%
Chatham Lodging Trust	73,445	578,012
DiamondRock Hospitality Co.	175,349	1,643,020
Pebblebrook Hotel Trust	105,154	1,328,095
Summit Hotel Properties, Inc.	97,693	431,803
Sunstone Hotel Investors, Inc.	171,432	1,544,602
Xenia Hotels & Resorts, Inc.	79,533	1,179,475
Total Hotel & Resort REITs		6,705,007
Hotels, Restaurants & Leisure – 2.9%
Cheesecake Factory, Inc.(a)	110,020	6,023,595
Choice Hotels International, Inc.	56,945	5,893,807
Dine Brands Global, Inc.(a)	71,728	1,882,143
Monarch Casino & Resort, Inc.	39,715	3,796,754
Nathan’s Famous, Inc.	20,345	2,049,352
Papa John’s International, Inc.(a)	133,932	4,340,736
RCI Hospitality Holdings, Inc.(a)	45,608	1,040,318

See Notes to Financial Statements.

WisdomTree Trust    55

Schedule of Investments (continued) WisdomTree U.S. SmallCap Dividend Fund (DES) March 31, 2026
Investments	Shares	Value
Red Rock Resorts, Inc., Class A	137,241	$7,323,180
Travel & Leisure Co.	239,396	16,563,809
Wendy’s Co.(a)	986,289	6,854,709
Total Hotels, Restaurants & Leisure		55,768,403
Household Durables – 1.1%
Bassett Furniture Industries, Inc.	43,759	619,190
Century Communities, Inc.	61,897	3,551,650
Cricut, Inc., Class A	271,070	1,013,802
Ethan Allen Interiors, Inc.	136,058	3,028,651
Flexsteel Industries, Inc.	26,014	1,169,069
Hamilton Beach Brands Holding Co., Class A	52,154	988,318
Hooker Furnishings Corp.	30,823	397,000
KB Home(a)	91,889	4,755,256
La-Z-Boy, Inc.	108,711	3,493,972
Leggett & Platt, Inc.	311,654	3,079,141
Total Household Durables		22,096,049
Household Products – 1.0%
Energizer Holdings, Inc.	354,039	5,813,321
Oil-Dri Corp. of America	42,657	2,776,544
Spectrum Brands Holdings, Inc.	82,036	6,046,053
WD-40 Co.	25,754	5,252,271
Total Household Products		19,888,189
Industrial REITs – 1.1%
Americold Realty Trust, Inc.	960,072	11,002,425
Industrial Logistics Properties Trust	64,851	368,354
LXP Industrial Trust	200,212	9,261,807
One Liberty Properties, Inc.	30,734	659,552
Total Industrial REITs		21,292,138
Insurance – 1.5%
CNO Financial Group, Inc.	94,005	3,859,845
Crawford & Co., Class A	18,894	188,373
Donegal Group, Inc., Class A	67,334	1,156,798
F&G Annuities & Life, Inc.	242,670	6,144,404
HCI Group, Inc.	10,727	1,658,502
Horace Mann Educators Corp.	65,511	2,796,010
Investors Title Co.	4,176	907,612
James River Group Holdings, Inc.	50,537	318,383
Kemper Corp.	114,027	3,484,665
Safety Insurance Group, Inc.	38,184	2,773,686
Stewart Information Services Corp.	39,449	2,429,269
Tiptree, Inc.	32,945	557,429
United Fire Group, Inc.	25,911	960,262
Universal Insurance Holdings, Inc.	38,204	1,305,049
Total Insurance		28,540,287
Interactive Media & Services – 0.2%
Shutterstock, Inc.(a)	199,914	3,320,572
Investments	Shares	Value
IT Services – 0.1%
CSP, Inc.(a)	41,561	$359,503
Information Services Group, Inc.	242,288	930,386
Total IT Services		1,289,889
Leisure Products – 1.5%
Brunswick Corp.	132,908	9,670,386
Clarus Corp.	159,763	434,555
Escalade, Inc.	62,480	1,072,782
Johnson Outdoors, Inc., Class A	48,026	2,233,689
Marine Products Corp.	106,482	774,124
Polaris, Inc.	178,027	9,702,472
Smith & Wesson Brands, Inc.	230,117	3,297,577
Sturm Ruger & Co., Inc.	72,380	2,901,714
Total Leisure Products		30,087,299
Life Sciences Tools & Services – 0.1%
Mesa Laboratories, Inc.	24,266	2,145,600
Machinery – 4.4%
Astec Industries, Inc.	54,358	2,926,635
Atmus Filtration Technologies, Inc.	67,528	3,833,565
Columbus McKinnon Corp.	124,681	1,811,615
Douglas Dynamics, Inc.	107,745	4,534,987
Eastern Co.	32,950	666,908
Enerpac Tool Group Corp.	49,776	1,815,331
Franklin Electric Co., Inc.	50,040	4,612,187
Gorman-Rupp Co.	80,764	5,017,867
Greenbrier Cos., Inc.	94,709	4,986,429
Helios Technologies, Inc.	44,137	2,856,105
Hurco Cos., Inc.*	22,557	331,813
Kadant, Inc.	9,640	2,818,254
Kennametal, Inc.	206,920	7,476,020
Lindsay Corp.	22,803	2,715,153
Miller Industries, Inc.	56,582	2,577,310
Mueller Water Products, Inc., Class A	189,197	5,201,025
Omega Flex, Inc.	27,905	866,171
Park-Ohio Holdings Corp.	73,201	1,759,752
Standex International Corp.(a)	11,407	2,907,188
Tennant Co.	44,235	2,937,204
Terex Corp.	92,269	5,453,098
Trinity Industries, Inc.	302,863	9,746,131
Twin Disc, Inc.	70,622	1,064,274
Wabash National Corp.	199,902	1,723,155
Worthington Enterprises, Inc.	75,622	3,942,931
Total Machinery		84,581,108
Marine Transportation – 0.3%
Matson, Inc.	41,351	6,779,083

See Notes to Financial Statements.

56    WisdomTree Trust

Schedule of Investments (continued) WisdomTree U.S. SmallCap Dividend Fund (DES) March 31, 2026
Investments	Shares	Value
Media – 1.0%
Emerald Holding, Inc.(a)	281,760	$1,270,738
Entravision Communications Corp., Class A	389,987	1,158,261
Gray Media, Inc.	492,539	2,137,619
John Wiley & Sons, Inc., Class A	157,064	5,984,138
National CineMedia, Inc.	507,122	1,546,722
Scholastic Corp.(a)	100,898	3,941,076
Sinclair, Inc.	251,707	3,257,089
Total Media		19,295,643
Metals & Mining – 1.3%
Friedman Industries, Inc.	34,550	612,226
Kaiser Aluminum Corp.	64,278	7,746,142
Materion Corp.	19,530	2,825,015
Mesabi Trust(a)	69,565	2,191,297
Ryerson Holding Corp.	223,619	5,026,955
Warrior Met Coal, Inc.	42,301	3,940,338
Worthington Steel, Inc.	106,677	3,237,647
Total Metals & Mining		25,579,620
Multi-Utilities – 1.6%
Avista Corp.	316,121	12,689,097
Northwestern Energy Group, Inc.	270,294	17,823,186
Total Multi-Utilities		30,512,283
Office REITs – 1.5%
COPT Defense Properties	225,107	6,888,274
Cousins Properties, Inc.	289,113	6,525,280
Empire State Realty Trust, Inc., Class A(a)	161,898	841,870
Highwoods Properties, Inc.	275,904	5,907,105
JBG SMITH Properties(a)	56,560	826,342
Peakstone Realty Trust	37,767	788,953
Postal Realty Trust, Inc., Class A(a)	20,226	375,394
SL Green Realty Corp.	170,210	6,287,557
Total Office REITs		28,440,775
Oil, Gas & Consumable Fuels – 6.5%
California Resources Corp.	254,132	17,591,017
Crescent Energy Co., Class A(a)	1,017,439	13,735,427
Delek US Holdings, Inc.	151,721	6,838,065
Diversified Energy Co.	402,528	7,020,088
Excelerate Energy, Inc., Class A	81,988	2,740,039
FutureFuel Corp.	134,053	516,104
Granite Ridge Resources, Inc.	680,788	3,996,226
HighPeak Energy, Inc.(a)	521,376	3,597,494
Magnolia Oil & Gas Corp., Class A	389,380	12,292,727
NACCO Industries, Inc., Class A	30,724	1,596,726
Northern Oil & Gas, Inc.	480,912	14,057,058
PBF Energy, Inc., Class A	302,734	14,416,193
Peabody Energy Corp.(a)	138,595	4,566,705
Riley Exploration Permian, Inc.	117,756	4,292,206
SandRidge Energy, Inc.	188,357	3,072,103
Investments	Shares	Value
Sunococorp LLC	162,745	$10,033,229
VAALCO Energy, Inc.	554,870	3,517,876
W&T Offshore, Inc.	782,477	2,668,247
Total Oil, Gas & Consumable Fuels		126,547,530
Paper & Forest Products – 0.3%
Sylvamo Corp.	136,426	5,762,634
Personal Care Products – 0.6%
Inter Parfums, Inc.	105,524	9,585,800
Nu Skin Enterprises, Inc., Class A	252,282	1,836,613
Total Personal Care Products		11,422,413
Pharmaceuticals – 0.3%
Organon & Co.	410,652	2,459,806
Phibro Animal Health Corp., Class A	62,794	3,473,136
Total Pharmaceuticals		5,932,942
Professional Services – 2.0%
Barrett Business Services, Inc.	61,625	1,798,217
Concentrix Corp.(a)	208,729	5,710,825
CRA International, Inc.	13,939	2,256,445
Exponent, Inc.	77,007	5,024,707
ICF International, Inc.	27,485	1,794,496
Kelly Services, Inc., Class A	166,335	1,472,065
Kforce, Inc.	94,361	2,759,116
Korn Ferry	126,334	7,952,725
Resources Connection, Inc.	120,522	449,547
Science Applications International Corp.	71,093	6,748,148
TriNet Group, Inc.	90,022	3,279,501
Total Professional Services		39,245,792
Real Estate Management & Development – 0.4%
eXp World Holdings, Inc.(a)	132,107	791,321
Kennedy-Wilson Holdings, Inc.	114,569	1,239,636
Marcus & Millichap, Inc.	32,747	870,743
Newmark Group, Inc., Class A	125,388	1,879,566
St. Joe Co.	46,981	2,950,407
Total Real Estate Management & Development		7,731,673
Residential REITs – 0.4%
BRT Apartments Corp.	25,479	339,890
Centerspace	14,856	853,477
Independence Realty Trust, Inc.	209,488	3,119,276
UMH Properties, Inc.	80,248	1,157,979
Veris Residential, Inc.	90,851	1,714,358
Total Residential REITs		7,184,980
Retail REITs – 1.4%
Acadia Realty Trust	117,502	2,246,638
Alexander’s, Inc.(a)	4,125	974,325
CBL & Associates Properties, Inc.	30,096	1,156,589
Curbline Properties Corp.	86,168	2,222,273
FrontView REIT, Inc.	16,082	248,789
Getty Realty Corp.	55,694	1,771,069
InvenTrust Properties Corp.	55,405	1,687,636

See Notes to Financial Statements.

WisdomTree Trust    57

Schedule of Investments (continued) WisdomTree U.S. SmallCap Dividend Fund (DES) March 31, 2026
Investments	Shares	Value
Macerich Co.	260,028	$4,914,529
NETSTREIT Corp.(a)	71,589	1,348,021
Phillips Edison & Co., Inc.	107,996	4,041,211
Saul Centers, Inc.	19,526	636,157
Tanger, Inc.	102,534	3,484,105
Urban Edge Properties	103,008	2,058,100
Whitestone REIT	55,382	894,419
Total Retail REITs		27,683,861
Semiconductors & Semiconductor Equipment – 0.4%
NVE Corp.	24,840	1,627,020
Power Integrations, Inc.(a)	133,730	6,846,976
Total Semiconductors & Semiconductor Equipment		8,473,996
Software – 1.1%
A10 Networks, Inc.(a)	157,383	3,638,695
Adeia, Inc.	247,448	5,946,175
Clear Secure, Inc., Class A	191,402	9,265,771
OneSpan, Inc.	204,514	2,153,532
ReposiTrak, Inc.	83,361	633,544
Total Software		21,637,717
Specialized REITs – 2.7%
EPR Properties	384,256	19,197,430
Farmland Partners, Inc.	45,421	510,078
Four Corners Property Trust, Inc.	136,481	3,227,776
National Storage Affiliates Trust	156,803	5,917,745
Outfront Media, Inc.	567,201	15,030,826
Rayonier, Inc.	348,931	7,194,957
Safehold, Inc.	61,389	830,593
Smartstop Self Storage REIT, Inc.	23,657	716,334
Total Specialized REITs		52,625,739
Specialty Retail – 3.4%
Academy Sports & Outdoors, Inc.	79,579	4,492,234
Advance Auto Parts, Inc.	106,037	5,593,452
American Eagle Outfitters, Inc.	305,201	5,096,857
Arko Corp.	513,350	2,854,226
Bath & Body Works, Inc.	673,570	12,575,552
Buckle, Inc.	261,570	13,172,665
Build-A-Bear Workshop, Inc.	41,444	1,552,078
Designer Brands, Inc., Class A(a)	210,017	1,194,997
Haverty Furniture Cos., Inc.	78,619	1,665,150
J Jill, Inc.	51,118	585,812
Monro, Inc.	155,027	2,486,633
Sonic Automotive, Inc., Class A(a)	60,867	4,173,650
Upbound Group, Inc.	287,114	5,182,408
Winmark Corp.	11,542	4,934,782
Total Specialty Retail		65,560,496
Investments	Shares	Value
Technology Hardware, Storage & Peripherals – 0.1%
Immersion Corp.(a)	178,018	$971,978
Textiles, Apparel & Luxury Goods – 1.8%
Carter’s, Inc.	127,941	4,575,170
Columbia Sportswear Co.	113,411	6,216,057
Kontoor Brands, Inc.	123,215	8,660,782
Lakeland Industries, Inc.(a)	51,183	419,189
Movado Group, Inc.	81,275	1,984,736
PVH Corp.	40,306	2,811,747
Rocky Brands, Inc.	39,820	1,541,830
Steven Madden Ltd.	130,534	4,427,713
Superior Group of Cos., Inc.	64,582	656,153
Wolverine World Wide, Inc.	219,627	3,584,313
Total Textiles, Apparel & Luxury Goods		34,877,690
Tobacco – 0.4%
Turning Point Brands, Inc.	20,759	1,801,674
Universal Corp.	129,965	6,849,155
Total Tobacco		8,650,829
Trading Companies & Distributors – 1.3%
Global Industrial Co.	152,320	4,801,126
Karat Packaging, Inc.	106,957	2,986,239
McGrath RentCorp	46,108	5,084,790
Rush Enterprises, Inc., Class A	96,234	6,362,030
Rush Enterprises, Inc., Class B	38,114	2,452,636
Willis Lease Finance Corp.	18,456	3,142,319
Total Trading Companies & Distributors		24,829,140
Water Utilities – 1.1%
American States Water Co.	92,437	6,990,086
Artesian Resources Corp., Class A	46,064	1,467,139
California Water Service Group	142,627	6,466,708
Middlesex Water Co.	66,686	3,471,006
York Water Co.	74,526	2,269,317
Total Water Utilities		20,664,256
Wireless Telecommunication Services – 0.1%
Spok Holdings, Inc.	116,819	1,273,327
Total United States		1,914,988,352
Puerto Rico – 0.8%
Banks – 0.7%
First BanCorp	530,462	11,330,668
OFG Bancorp	75,891	3,070,550
Total Banks		14,401,218
See Notes to Financial Statements.

58    WisdomTree Trust

Schedule of Investments (concluded) WisdomTree U.S. SmallCap Dividend Fund (DES) March 31, 2026
Investments	Shares	Value
Financial Services – 0.1%
EVERTEC, Inc.	52,691	$1,486,940
Total Puerto Rico		15,888,158
Singapore – 0.4%
Semiconductors & Semiconductor Equipment – 0.4%
Kulicke & Soffa Industries, Inc.	95,372	6,267,848
TOTAL COMMON STOCKS (COST: $1,720,999,889)		1,937,144,358
EXCHANGE-TRADED FUND – 0.0%
United States – 0.0%
WisdomTree U.S. MidCap Dividend Fund(a)(b) (Cost: $477,782)	9,481	498,132
MUTUAL FUND – 0.1%
United States – 0.1%
Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.54%(c) (Cost: $2,084,736)	2,084,736	2,084,736
Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.8%
United States – 0.8%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%(c)	767,427	$767,427
WisdomTree Treasury Money Market Digital Fund, 3.43%(b)(c)	14,700,000	14,700,000
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (COST: $15,467,427)		15,467,427
TOTAL INVESTMENTS IN SECURITIES – 100.7% (Cost: $1,739,029,834)		1,955,194,653
Other Liabilities less Assets – (0.7)%		(13,351,909)
NET ASSETS – 100.0%		$1,941,842,744

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at March 31, 2026 (See Note 2). At March 31, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $85,015,497 and the total market value of the collateral held by the Fund was $86,653,539. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $71,186,112.

(b)  Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(c)  Rate shown represents annualized 7-day yield as of March 31, 2026.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended March 31, 2026 were as follows:

Affiliate	Value at 3/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2026	Dividend Income	Securities Lending Income
WisdomTree Treasury Money Market Digital Fund	$—	$143,600,000	$128,900,000	$—	$—	$14,700,000	$—	$318,571
WisdomTree U.S. MidCap Dividend Fund	3,317,939	10,468,925	13,119,071	(263,289)	93,628	498,132	65,920	—
Total	$3,317,939	$154,068,925	$142,019,071	$(263,289)	$93,628	$15,198,132	$65,920	$318,571

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,937,144,358	$—	$—	$1,937,144,358
Exchange-Traded Fund	498,132	—	—	498,132
Mutual Fund	—	2,084,736	—	2,084,736
Investment of Cash Collateral for Securities Loaned	—	15,467,427	—	15,467,427
Total Investments in Securities	$1,937,642,490	$17,552,163	$—	$1,955,194,653

See Notes to Financial Statements.

WisdomTree Trust    59

Schedule of Investments WisdomTree U.S. SmallCap Fund (EES) March 31, 2026
Investments	Shares	Value
COMMON STOCKS – 99.4%
United States – 96.9%
Aerospace & Defense – 0.8%
AAR Corp.*	13,428	$1,469,829
AerSale Corp.*	28,512	177,345
Byrna Technologies, Inc.*(a)	10,904	100,099
Cadre Holdings, Inc.	10,007	307,015
Ducommun, Inc.*	4,732	577,304
Innovative Solutions & Support, Inc.*	17,716	363,709
National Presto Industries, Inc.	3,857	528,640
Park Aerospace Corp.	9,060	248,063
V2X, Inc.*	21,284	1,457,954
Total Aerospace & Defense		5,229,958
Air Freight & Logistics – 0.2%
Hub Group, Inc., Class A	22,127	797,457
Radiant Logistics, Inc.*	28,669	202,116
Total Air Freight & Logistics		999,573
Automobile Components – 1.6%
Adient PLC*	62,538	1,263,893
Dana, Inc.	32,364	1,089,048
Dauch Corporation*	61,972	367,494
Gentherm, Inc.*	14,287	396,893
Holley, Inc.*	66,268	203,443
LCI Industries	11,514	1,415,992
Motorcar Parts of America, Inc.*	17,921	198,206
Phinia, Inc.	24,924	1,705,798
Standard Motor Products, Inc.	18,888	656,169
Strattec Security Corp.*	3,656	286,411
Visteon Corp.	22,606	2,059,633
XPEL, Inc.*	8,645	382,628
Total Automobile Components		10,025,608
Automobiles – 0.5%
Harley-Davidson, Inc.	146,648	2,965,223
Banks – 12.3%
1st Source Corp.	13,849	958,489
ACNB Corp.	3,767	180,326
Amalgamated Financial Corp.	19,948	775,379
Amerant Bancorp, Inc.	16,388	361,192
Arrow Financial Corp.	4,955	166,339
Banc of California, Inc.	53,966	948,722
Bancorp, Inc.*	21,105	1,133,972
Bank First Corp.	2,820	380,869
Bank of Hawaii Corp.	14,820	1,100,385
Bank of Marin Bancorp	1,793	45,955
Bank7 Corp.	3,822	152,421
BankUnited, Inc.	37,894	1,711,293
Bankwell Financial Group, Inc.	646	31,344
Banner Corp.	17,557	1,065,359
Bar Harbor Bankshares	7,066	229,292
BayCom Corp.	4,132	122,824
Blue Ridge Bankshares, Inc.	10,000	42,000
Investments	Shares	Value
Bridgewater Bancshares, Inc.*	9,011	$159,495
Burke & Herbert Financial Services Corp.	9,320	580,543
Business First Bancshares, Inc.	14,436	390,349
BV Financial, Inc.*	1,675	32,059
Byline Bancorp, Inc.	26,137	825,145
C&F Financial Corp.	449	32,750
California BanCorp	13,205	233,993
Camden National Corp.	7,232	343,158
Capital Bancorp, Inc.	8,219	244,433
Capital City Bank Group, Inc.	7,643	332,165
Capitol Federal Financial, Inc.	41,161	293,478
Carter Bankshares, Inc.*	5,875	137,005
Cathay General Bancorp	37,476	1,868,553
Central Pacific Financial Corp.	11,851	378,758
CF Bankshares, Inc.	1,294	36,116
Chemung Financial Corp.	1,510	81,268
ChoiceOne Financial Services, Inc.	4,251	119,538
Citizens & Northern Corp.	4,717	105,378
Citizens Financial Services, Inc.	1,794	109,703
City Holding Co.	6,160	736,243
Civista Bancshares, Inc.	6,415	146,198
CNB Financial Corp.	10,311	298,607
Coastal Financial Corp.*	2,951	224,571
Colony Bankcorp, Inc.	5,896	117,743
Columbia Financial, Inc.*(a)	16,517	289,213
Community Financial System, Inc.	22,190	1,301,443
Community Trust Bancorp, Inc.	9,521	578,115
Community West Bancshares	4,046	94,272
ConnectOne Bancorp, Inc.	11,180	299,289
Customers Bancorp, Inc.*	14,210	986,316
CVB Financial Corp.	61,881	1,199,873
Dime Community Bancshares, Inc.	16,919	572,201
Eagle Bancorp Montana, Inc.	1,791	36,859
Eagle Financial Services, Inc.	809	28,299
Enterprise Financial Services Corp.	21,361	1,155,844
Equity Bancshares, Inc., Class A	3,864	171,600
Esquire Financial Holdings, Inc.	2,300	247,250
Farmers & Merchants Bancorp, Inc.	4,216	108,225
Farmers National Banc Corp.	16,307	214,600
FB Bancorp, Inc.*	2,388	32,811
FB Financial Corp.	19,208	997,664
Fidelity D&D Bancorp, Inc.	1,159	50,162
Financial Institutions, Inc.	9,846	312,217
First Bancorp, Inc.	1,178	33,019
First Bancorp/Southern Pines NC	10,864	612,186
First Bank	11,971	191,536
First Busey Corp.	23,014	581,564
First Business Financial Services, Inc.	3,995	215,450
First Commonwealth Financial Corp.	51,465	904,755
First Community Corp.	2,119	61,938
First Financial Bancorp	62,817	1,751,338
First Financial Corp.	6,521	412,127

See Notes to Financial Statements.

60    WisdomTree Trust

Schedule of Investments (continued) WisdomTree U.S. SmallCap Fund (EES) March 31, 2026
Investments	Shares	Value
First Hawaiian, Inc.	68,442	$1,686,411
First Interstate BancSystem, Inc., Class A	45,774	1,528,852
First Merchants Corp.	38,697	1,498,735
First Mid Bancshares, Inc.	11,868	488,843
First National Corp.	1,249	33,623
First United Corp.	1,529	56,023
First Western Financial, Inc.*	1,279	31,438
Firstsun Capital Bancorp*	14,752	537,858
Five Star Bancorp	7,915	298,554
Flushing Financial Corp.	5,549	85,233
Franklin Financial Services Corp.	569	29,065
FS Bancorp, Inc.	3,517	135,721
Fulton Financial Corp.	119,984	2,440,475
GBank Financial Holdings, Inc.*	2,625	70,245
German American Bancorp, Inc.	13,347	557,771
Great Southern Bancorp, Inc.	5,529	349,046
Hanmi Financial Corp.	12,591	331,899
HBT Financial, Inc.	18,181	485,796
Heritage Commerce Corp.	16,302	203,449
Heritage Financial Corp.	9,520	247,520
Hilltop Holdings, Inc.	26,441	947,117
Hingham Institution For Savings The	457	130,629
Home Bancorp, Inc.	3,674	222,571
HomeTrust Bancshares, Inc.	8,304	354,166
Independent Bank Corp.	10,231	340,692
Investar Holding Corp.	2,758	75,211
John Marshall Bancorp, Inc.	1,539	31,211
Kearny Financial Corp.	9,462	71,438
Lakeland Financial Corp.	8,159	468,163
MainStreet Bancshares, Inc.	1,536	34,099
Mercantile Bank Corp.	10,245	517,372
Meridian Corp.	1,867	35,398
Metrocity Bankshares, Inc.	12,230	350,634
Metropolitan Bank Holding Corp.	4,027	335,409
Mid Penn Bancorp, Inc.	8,296	266,799
MVB Financial Corp.	3,585	89,016
National Bank Holdings Corp., Class A	18,049	706,799
NB Bancorp, Inc.	11,350	239,144
NBT Bancorp, Inc.	23,986	1,021,324
Nicolet Bankshares, Inc.	8,451	1,255,988
Northeast Bank	4,869	547,130
Northeast Community Bancorp, Inc.	9,036	215,057
Northfield Bancorp, Inc.	9,297	125,881
Northpointe Bancshares, Inc.	15,614	269,498
Northrim BanCorp, Inc.	8,503	194,549
Northwest Bancshares, Inc.	71,670	909,492
Norwood Financial Corp.	1,069	31,450
OceanFirst Financial Corp.	21,602	389,700
Old Second Bancorp, Inc.	18,799	378,988
OP Bancorp	2,257	30,018
Orange County Bancorp, Inc.	4,458	142,567
Origin Bancorp, Inc.	7,357	305,021
Investments	Shares	Value
Orrstown Financial Services, Inc.	9,355	$337,528
Park National Corp.	6,454	1,054,906
Parke Bancorp, Inc.	1,963	55,749
Pathward Financial, Inc.	13,734	1,225,485
PCB Bancorp	2,266	50,962
Peoples Bancorp, Inc.	20,335	668,411
Peoples Financial Services Corp.	4,257	227,026
Plumas Bancorp	705	34,418
Ponce Financial Group, Inc.*	4,604	76,933
Preferred Bank	8,544	774,855
Princeton Bancorp, Inc.	911	30,764
Provident Financial Services, Inc.	85,628	1,811,888
QCR Holdings, Inc.	8,772	749,567
RBB Bancorp	4,281	91,485
Red River Bancshares, Inc.	2,398	216,875
Renasant Corp.	23,928	864,519
Republic Bancorp, Inc., Class A	10,430	735,836
S&T Bancorp, Inc.	20,274	848,061
SB Financial Group, Inc.	1,417	29,757
Seacoast Banking Corp. of Florida	29,408	890,768
Shore Bancshares, Inc.	12,562	234,658
Sierra Bancorp	5,501	186,594
SmartFinancial, Inc.	5,655	220,997
South Plains Financial, Inc.	7,848	328,831
Southern First Bancshares, Inc.*	1,895	103,277
Southern Missouri Bancorp, Inc.	4,703	300,710
Southside Bancshares, Inc.	13,731	426,897
SR Bancorp, Inc.	1,941	32,764
Stellar Bancorp, Inc.	21,102	772,544
Stock Yards Bancorp, Inc.	11,161	739,863
Third Coast Bancshares, Inc.*	7,070	267,458
Timberland Bancorp, Inc.	889	35,053
Tompkins Financial Corp.	5,603	441,741
Towne Bank	39,003	1,313,231
TriCo Bancshares	13,505	642,028
TrustCo Bank Corp.	6,340	277,565
Trustmark Corp.	34,573	1,456,906
Unity Bancorp, Inc.	3,760	194,881
Univest Financial Corp.	14,747	505,232
USCB Financial Holdings, Inc.	5,289	98,058
WaFd, Inc.	40,282	1,264,855
WesBanco, Inc.	51,345	1,770,889
West BanCorp, Inc.	4,490	106,817
Westamerica BanCorp	13,056	680,870
Western New England Bancorp, Inc.	2,409	31,148
WSFS Financial Corp.	32,025	2,096,356
Total Banks		78,108,680
Beverages – 0.4%
Boston Beer Co., Inc., Class A*	4,311	993,255
National Beverage Corp.*	39,756	1,337,789
Vita Coco Co., Inc.*	10,689	512,110
Total Beverages		2,843,154

See Notes to Financial Statements.

WisdomTree Trust    61

Schedule of Investments (continued) WisdomTree U.S. SmallCap Fund (EES) March 31, 2026
Investments	Shares	Value
Biotechnology – 2.4%
Abeona Therapeutics, Inc.*(a)	97,676	$437,589
Apellis Pharmaceuticals, Inc.*	22,888	920,784
Arcus Biosciences, Inc.*	21,960	474,336
Black Diamond Therapeutics, Inc.*	87,387	186,134
CareDx, Inc.*	31,105	539,983
Cartesian Therapeutics, Inc., CVR*^(a)	242,132	43,584
Catalyst Pharmaceuticals, Inc.*	69,208	1,713,590
CytomX Therapeutics, Inc.*	69,476	326,537
Emergent BioSolutions, Inc.*	78,478	651,367
Gyre Therapeutics, Inc.*(a)	20,183	140,675
Ironwood Pharmaceuticals, Inc.*	84,314	295,942
Keros Therapeutics, Inc.*	30,839	340,463
Kiniksa Pharmaceuticals International PLC*	9,477	456,318
MannKind Corp.*	57,733	141,446
MiMedx Group, Inc.*	52,614	207,825
Monte Rosa Therapeutics, Inc.*	12,841	211,234
Myriad Genetics, Inc.*	20,341	91,535
Novavax, Inc.*(a)	267,369	2,176,384
Organogenesis Holdings, Inc.*	105,193	249,307
Protalix BioTherapeutics, Inc.*	80,084	173,782
Puma Biotechnology, Inc.*	66,321	423,791
Rigel Pharmaceuticals, Inc.*	18,845	509,569
Sarepta Therapeutics, Inc.*	162,745	3,541,331
Seres Therapeutics, Inc.*	7,223	64,068
Stoke Therapeutics, Inc.*	12,443	405,144
Vericel Corp.*	9,675	311,245
XOMA Royalty Corp.*	7,702	241,612
Total Biotechnology		15,275,575
Broadline Retail – 0.2%
Kohl’s Corp.	55,325	713,693
Savers Value Village, Inc.*(a)	64,455	479,545
Total Broadline Retail		1,193,238
Building Products – 0.8%
AZZ, Inc.	12,137	1,518,703
Griffon Corp.	25,400	1,846,072
Insteel Industries, Inc.	11,708	393,506
Janus International Group, Inc.*	97,216	500,662
Masterbrand, Inc.*(a)	94,514	785,411
Total Building Products		5,044,354
Capital Markets – 2.1%
Acadian Asset Management, Inc.	17,566	955,942
BGC Group, Inc., Class A	416,238	4,070,808
Cohen & Steers, Inc.	15,217	951,823
Diamond Hill Investment Group, Inc.	1,752	301,519
DigitalBridge Group, Inc.	31,088	479,377
Donnelley Financial Solutions, Inc.*	13,021	613,810
GCM Grosvenor, Inc., Class A	82,287	806,413
Oppenheimer Holdings, Inc., Class A	6,261	558,419
Perella Weinberg Partners	14,859	269,839
Investments	Shares	Value
Silvercrest Asset Management Group, Inc., Class A	2,976	$39,997
Virtu Financial, Inc., Class A	80,806	3,553,848
Virtus Investment Partners, Inc.	6,860	921,641
Total Capital Markets		13,523,436
Chemicals – 3.1%
Avient Corp.	59,152	2,147,218
Cabot Corp.	43,554	3,280,052
Chemours Co.	92,068	2,028,258
Core Molding Technologies, Inc.*	8,449	189,258
Ecovyst, Inc.*	65,341	840,285
Flotek Industries, Inc.*(a)	18,859	320,037
Hawkins, Inc.	4,821	740,506
HB Fuller Co.	26,977	1,663,941
Ingevity Corp.*	25,230	1,797,133
Intrepid Potash, Inc.*	6,428	274,925
Koppers Holdings, Inc.	22,902	885,849
Mativ Holdings, Inc.	27,638	240,451
Minerals Technologies, Inc.	22,655	1,606,693
Olin Corp.	29,462	875,905
Quaker Chemical Corp.	6,634	824,142
Scotts Miracle-Gro Co.	28,792	1,750,841
Total Chemicals		19,465,494
Commercial Services & Supplies – 1.9%
ACCO Brands Corp.	140,490	421,470
ACV Auctions, Inc., Class A*	38,608	163,698
CoreCivic, Inc.*	45,398	858,476
Deluxe Corp.	57,304	1,578,152
Ennis, Inc.	21,690	464,600
GEO Group, Inc.*	47,938	805,838
Healthcare Services Group, Inc.*	27,425	508,734
HNI Corp.	29,819	995,656
Interface, Inc.	29,705	740,249
Liquidity Services, Inc.*	12,404	379,190
OPENLANE, Inc.*	37,894	1,104,610
Pitney Bowes, Inc.	166,982	1,845,151
Quad/Graphics, Inc.	57,729	381,589
UniFirst Corp.	6,511	1,638,103
Vestis Corp.*	41,171	323,604
Virco Mfg. Corp.	21,187	129,664
Total Commercial Services & Supplies		12,338,784
Communications Equipment – 0.8%
ADTRAN Holdings, Inc.*(a)	17,686	222,490
Aviat Networks, Inc.*	17,543	396,647
BK Technologies Corp.*	3,079	229,786
Digi International, Inc.*	15,181	731,724
Extreme Networks, Inc.*	53,194	802,165
Harmonic, Inc.*	71,316	640,418
Lantronix, Inc.*	22,557	118,199
NETGEAR, Inc.*	5,439	118,788

See Notes to Financial Statements.

62    WisdomTree Trust

Schedule of Investments (continued) WisdomTree U.S. SmallCap Fund (EES) March 31, 2026
Investments	Shares	Value
NetScout Systems, Inc.*	48,624	$1,545,757
Ribbon Communications, Inc.*	124,295	263,505
Total Communications Equipment		5,069,479
Construction & Engineering – 0.6%
Ameresco, Inc., Class A*	17,475	445,612
Bowman Consulting Group Ltd.*	8,702	247,485
Centuri Holdings, Inc.*	16,860	492,481
Concrete Pumping Holdings, Inc.*	21,915	156,473
Limbach Holdings, Inc.*	6,314	492,808
MYR Group, Inc.*	3,467	978,803
NWPX Infrastructure, Inc.*	5,968	464,668
Orion Group Holdings, Inc.*	17,405	189,715
Total Construction & Engineering		3,468,045
Construction Materials – 0.2%
Smith-Midland Corp.*	5,040	163,951
U.S. Lime & Minerals, Inc.	8,333	1,088,373
Total Construction Materials		1,252,324
Consumer Finance – 2.1%
Atlanticus Holdings Corp.*(a)	10,700	561,429
Bread Financial Holdings, Inc.	46,640	3,492,870
Dave, Inc.*	4,280	745,105
DeFi Development Corp.*(a)	5,599	18,421
Enova International, Inc.*	15,664	2,127,641
EZCORP, Inc., Class A*(a)	33,987	862,590
Green Dot Corp., Class A*	43,040	482,909
LendingClub Corp.*	28,994	415,194
LendingTree, Inc.*	2,387	102,354
Nelnet, Inc., Class A	21,138	2,725,956
NerdWallet, Inc., Class A*	22,072	229,107
Oportun Financial Corp.*	65,641	302,605
OppFi, Inc.	29,245	225,479
PROG Holdings, Inc.	29,559	848,048
Regional Management Corp.	4,127	133,096
World Acceptance Corp.*	1,595	215,389
Total Consumer Finance		13,488,193
Consumer Staples Distribution & Retail – 0.7%
Andersons, Inc.	11,677	838,175
Chefs’ Warehouse, Inc.*	11,704	695,803
Ingles Markets, Inc., Class A	8,573	770,627
Natural Grocers by Vitamin Cottage, Inc.	16,561	428,102
United Natural Foods, Inc.*	12,522	564,241
Village Super Market, Inc., Class A	13,149	555,282
Weis Markets, Inc.	11,520	787,853
Total Consumer Staples Distribution & Retail		4,640,083
Containers & Packaging – 0.5%
Greif, Inc., Class A	17,352	1,163,799
Myers Industries, Inc.	18,981	402,018
Investments	Shares	Value
O-I Glass, Inc.*	110,595	$1,162,353
TriMas Corp.	20,193	725,736
Total Containers & Packaging		3,453,906
Distributors – 0.3%
GigaCloud Technology, Inc., Class A*	25,473	1,155,965
Gold.com, Inc.	6,255	250,700
Weyco Group, Inc.	8,153	261,304
Total Distributors		1,667,969
Diversified Consumer Services – 2.5%
American Public Education, Inc.*	9,233	525,173
Carriage Services, Inc.	10,874	496,507
Chegg, Inc.*	193,467	143,417
Coursera, Inc.*	66,426	386,599
Covista, Inc.*	20,983	2,418,291
Driven Brands Holdings, Inc.*(a)	101,464	1,279,461
European Wax Center, Inc., Class A*	68,716	397,178
Lincoln Educational Services Corp.*	11,252	457,731
Matthews International Corp., Class A	14,793	381,955
Mister Car Wash, Inc.*(a)	200,829	1,399,778
Perdoceo Education Corp.	40,808	1,518,466
Strategic Education, Inc.	12,900	1,070,184
Stride, Inc.*(a)	37,526	3,308,667
Udemy, Inc.*	117,864	544,532
Universal Technical Institute, Inc.*	21,386	772,035
WW International, Inc.*(a)	16,978	233,278
Total Diversified Consumer Services		15,333,252
Diversified REITs – 0.2%
American Assets Trust, Inc.	32,332	595,232
Broadstone Net Lease, Inc.	43,215	789,538
Gladstone Commercial Corp.	17,655	201,797
Total Diversified REITs		1,586,567
Diversified Telecommunication Services – 1.2%
Anterix, Inc.*	31,365	1,197,829
Bandwidth, Inc., Class A*	26,230	467,419
IDT Corp., Class B	13,292	652,637
Iridium Communications, Inc.	56,345	1,563,010
Uniti Group, Inc.*	364,380	3,417,885
Total Diversified Telecommunication Services		7,298,780
Electric Utilities – 0.7%
Hawaiian Electric Industries, Inc.*	98,400	1,460,256
MGE Energy, Inc.	12,968	1,002,297
Otter Tail Corp.	24,674	2,165,637
Total Electric Utilities		4,628,190
Electrical Equipment – 1.1%
Allient, Inc.	6,131	362,281
American Superconductor Corp.*	9,512	321,981
Array Technologies, Inc.*(a)	128,048	925,787
Atkore, Inc.	22,817	1,344,150
LSI Industries, Inc.	17,406	323,752

See Notes to Financial Statements.

WisdomTree Trust    63

Schedule of Investments (continued) WisdomTree U.S. SmallCap Fund (EES) March 31, 2026
Investments	Shares	Value
Power Solutions International, Inc.*(a)	16,466	$1,002,450
Preformed Line Products Co.	1,623	439,427
Shoals Technologies Group, Inc., Class A*	62,787	413,138
Thermon Group Holdings, Inc.*	15,747	793,649
Vicor Corp.*	7,383	1,188,663
Total Electrical Equipment		7,115,278
Electronic Equipment, Instruments & Components – 1.6%
Arlo Technologies, Inc.*	36,783	523,422
Bel Fuse, Inc., Class B	4,247	840,821
Benchmark Electronics, Inc.	13,984	783,943
Climb Global Solutions, Inc.	10,804	214,135
Crane NXT Co.	29,490	1,196,999
CTS Corp.	12,164	580,953
Daktronics, Inc.*	19,367	378,625
ePlus, Inc.	11,321	851,905
Frequency Electronics, Inc.*(a)	9,195	406,971
IPG Photonics Corp.*	7,255	831,351
Kimball Electronics, Inc.*	11,517	272,838
Knowles Corp.*	31,720	814,570
M-Tron Industries, Inc.*	2,734	182,768
Napco Security Technologies, Inc.	9,919	390,709
PC Connection, Inc.	11,731	685,794
Richardson Electronics Ltd.	7,375	80,756
Rogers Corp.*	4,209	451,752
ScanSource, Inc.*	16,920	614,196
Vishay Precision Group, Inc.*	4,253	184,665
Total Electronic Equipment, Instruments & Components		10,287,173
Energy Equipment & Services – 2.6%
Bristow Group, Inc.	25,150	1,179,283
Cactus, Inc., Class A	31,786	1,505,703
Core Laboratories, Inc.	20,649	346,697
DMC Global, Inc.*	19,605	102,142
Energy Services of America Corp.	13,171	172,935
Expro Group Holdings NV*	38,223	665,462
Flowco Holdings, Inc., Class A	44,007	906,544
Helix Energy Solutions Group, Inc.*	52,799	522,182
Helmerich & Payne, Inc.	24,139	869,728
Innovex International, Inc.*	30,286	738,676
Kodiak Gas Services, Inc.	17,139	999,546
Liberty Energy, Inc.	29,685	854,928
Nabors Industries Ltd.*	21,283	1,831,615
Natural Gas Services Group, Inc.	7,571	285,730
Oceaneering International, Inc.*	52,432	1,859,763
Oil States International, Inc.*	33,681	392,047
Ranger Energy Services, Inc., Class A	13,321	228,322
RPC, Inc.	90,698	642,142
Select Water Solutions, Inc.	22,545	344,939
Solaris Energy Infrastructure, Inc.	7,867	444,564
TETRA Technologies, Inc.*	40,254	342,964
Tidewater, Inc.*(a)	19,205	1,604,578
Total Energy Equipment & Services		16,840,490
Investments	Shares	Value
Entertainment – 0.5%
Cinemark Holdings, Inc.	52,327	$1,492,366
IMAX Corp.*	15,274	580,565
Madison Square Garden Entertainment Corp.*	7,907	465,801
Marcus Corp.	9,622	165,210
Reservoir Media, Inc.*	21,470	210,191
Total Entertainment		2,914,133
Financial Services – 2.8%
Acacia Research Corp.*	29,020	139,586
Alerus Financial Corp.	11,558	274,040
Cass Information Systems, Inc.	2,626	115,597
Euronet Worldwide, Inc.*	36,853	2,445,934
Federal Agricultural Mortgage Corp., Class C	6,472	960,121
Finance Of America Cos., Inc., Class A*(a)	6,896	114,474
Merchants Bancorp	35,900	1,540,469
NCR Atleos Corp.*	48,623	2,118,990
NewtekOne, Inc.	20,503	224,508
NMI Holdings, Inc.*	64,805	2,430,836
Onity Group, Inc.*	2,167	85,098
Paymentus Holdings, Inc., Class A*	11,682	296,723
Payoneer Global, Inc.*	66,780	322,547
Paysign, Inc.*	11,608	68,487
Priority Technology Holdings, Inc.*(a)	30,215	142,615
Remitly Global, Inc.*	79,966	1,253,067
Sezzle, Inc.*(a)	9,788	619,483
UWM Holdings Corp.	146,528	530,431
Velocity Financial, Inc.*	26,150	473,053
Waterstone Financial, Inc.	4,854	87,518
Western Union Co.(a)	414,317	3,616,987
Total Financial Services		17,860,564
Food Products – 1.1%
B&G Foods, Inc.	84,871	408,229
Calavo Growers, Inc.	12,996	335,167
Fresh Del Monte Produce, Inc.	27,301	1,099,138
Freshpet, Inc.*	15,550	916,828
John B Sanfilippo & Son, Inc.	7,587	601,877
Lifeway Foods, Inc.*	6,604	127,721
Mama’s Creations, Inc.*	11,387	174,677
Mission Produce, Inc.*(a)	39,219	539,653
Seneca Foods Corp., Class A*	4,295	649,060
Simply Good Foods Co.*(a)	76,376	1,095,996
Tootsie Roll Industries, Inc.	18,100	773,232
Vital Farms, Inc.*(a)	16,505	233,051
Total Food Products		6,954,629
Gas Utilities – 0.3%
Chesapeake Utilities Corp.	7,685	971,153
Northwest Natural Holding Co.	19,089	1,015,917
Total Gas Utilities		1,987,070
Ground Transportation – 0.5%
ArcBest Corp.	12,362	1,215,926
Covenant Logistics Group, Inc.	19,300	523,995

See Notes to Financial Statements.

64    WisdomTree Trust

Schedule of Investments (continued) WisdomTree U.S. SmallCap Fund (EES) March 31, 2026
Investments	Shares	Value
Proficient Auto Logistics, Inc.*(a)	10,547	$71,509
RXO, Inc.*(a)	26,635	389,404
Schneider National, Inc., Class B	37,528	989,238
Total Ground Transportation		3,190,072
Health Care Equipment & Supplies – 2.0%
Acme United Corp.	3,679	165,224
Avanos Medical, Inc.*	40,293	564,505
Axogen, Inc.*	8,735	289,391
Bioventus, Inc., Class A*	47,494	433,620
CONMED Corp.	24,293	859,001
Delcath Systems, Inc.*(a)	10,872	100,892
Electromed, Inc.*	5,479	128,263
Embecta Corp.	98,468	870,457
Envista Holdings Corp.*	65,681	1,666,327
Integer Holdings Corp.*	23,014	2,025,232
Integra LifeSciences Holdings Corp.*	100,663	948,246
iRadimed Corp.	3,202	308,225
LeMaitre Vascular, Inc.	5,372	586,461
LivaNova PLC*	24,545	1,560,080
Omnicell, Inc.*	17,038	568,728
QuidelOrtho Corp.*	42,465	697,700
Tactile Systems Technology, Inc.*	8,465	221,190
UFP Technologies, Inc.*	2,701	522,914
Utah Medical Products, Inc.	3,169	196,446
Varex Imaging Corp.*	31,111	330,088
Total Health Care Equipment & Supplies		13,042,990
Health Care Providers & Services – 2.2%
AdaptHealth Corp.*	101,848	1,211,991
Addus HomeCare Corp.*	7,398	692,823
Ardent Health, Inc.*	174,491	1,493,643
Aveanna Healthcare Holdings, Inc.*	90,647	583,767
Community Health Systems, Inc.*	214,466	630,530
Concentra Group Holdings Parent, Inc.	59,290	1,271,770
Cross Country Healthcare, Inc.*(a)	13,714	128,912
Enhabit, Inc.*	26,431	372,413
Fulgent Genetics, Inc.*	7,296	116,006
Guardian Pharmacy Services, Inc., Class A*	15,911	599,208
InfuSystem Holdings, Inc.*	15,065	139,050
National HealthCare Corp.	5,457	871,483
National Research Corp.	13,039	221,402
NeoGenomics, Inc.*	26,140	193,959
Nutex Health, Inc.*(a)	6,787	645,036
Pediatrix Medical Group, Inc.*	56,190	1,201,904
Pennant Group, Inc.*	12,392	377,708
Privia Health Group, Inc.*	22,098	454,556
Progyny, Inc.*	19,854	337,121
Select Medical Holdings Corp.	74,623	1,215,609
Surgery Partners, Inc.*	46,618	555,687
Talkspace, Inc.*	44,171	228,585
U.S. Physical Therapy, Inc.	4,703	352,537
Total Health Care Providers & Services		13,895,700
Investments	Shares	Value
Health Care REITs – 0.1%
LTC Properties, Inc.	10,347	$384,495
Sila Realty Trust, Inc.	14,915	353,187
Universal Health Realty Income Trust	5,289	214,046
Total Health Care REITs		951,728
Health Care Technology – 0.3%
Certara, Inc.*(a)	69,228	394,600
Definitive Healthcare Corp.*	113,251	139,299
GoodRx Holdings, Inc., Class A*	173,491	340,042
Health Catalyst, Inc.*(a)	60,672	77,053
HealthStream, Inc.	9,624	199,313
OptimizeRx Corp.*	13,535	85,000
Phreesia, Inc.*	29,619	248,207
Simulations Plus, Inc.*	11,163	131,947
TruBridge, Inc.*	12,294	179,984
Total Health Care Technology		1,795,445
Hotel & Resort REITs – 0.2%
Chatham Lodging Trust	16,800	132,216
DiamondRock Hospitality Co.	49,922	467,769
Sunstone Hotel Investors, Inc.	35,978	324,162
Xenia Hotels & Resorts, Inc.	34,154	506,504
Total Hotel & Resort REITs		1,430,651
Hotels, Restaurants & Leisure – 1.7%
Accel Entertainment, Inc.*	63,089	688,301
Biglari Holdings, Inc., Class A*	71	123,731
BJ’s Restaurants, Inc.*	11,021	386,837
Cheesecake Factory, Inc.(a)	28,531	1,562,072
Dine Brands Global, Inc.(a)	15,313	401,813
El Pollo Loco Holdings, Inc.*	24,455	338,946
First Watch Restaurant Group, Inc.*	11,606	121,631
Inspired Entertainment, Inc.*	39,558	282,049
Jack in the Box, Inc.*(a)	29,278	283,118
Monarch Casino & Resort, Inc.	8,780	839,368
Nathan’s Famous, Inc.	2,572	259,078
Papa John’s International, Inc.	12,649	409,954
Pursuit Attractions and Hospitality, Inc.*	45,898	1,681,244
RCI Hospitality Holdings, Inc.	8,478	193,383
Rush Street Interactive, Inc.*	33,680	732,540
United Parks & Resorts, Inc.*(a)	37,188	1,214,560
Wendy’s Co.	166,886	1,159,858
Xponential Fitness, Inc., Class A*	21,614	130,116
Total Hotels, Restaurants & Leisure		10,808,599
Household Durables – 1.8%
Bassett Furniture Industries, Inc.	9,640	136,406
Century Communities, Inc.	26,009	1,492,396
Cricut, Inc., Class A	80,210	299,985
Ethan Allen Interiors, Inc.	18,015	401,014
Flexsteel Industries, Inc.	6,758	303,705
Green Brick Partners, Inc.*	36,154	2,330,125
Hovnanian Enterprises, Inc., Class A*	7,943	880,958

See Notes to Financial Statements.

WisdomTree Trust    65

Schedule of Investments (continued) WisdomTree U.S. SmallCap Fund (EES) March 31, 2026
Investments	Shares	Value
La-Z-Boy, Inc.	23,630	$759,468
Leggett & Platt, Inc.	96,673	955,129
Lovesac Co.*	13,176	194,610
Smith Douglas Homes Corp.*(a)	7,737	99,034
Sonos, Inc.*	30,882	413,819
Tri Pointe Homes, Inc.*	65,248	3,049,039
Total Household Durables		11,315,688
Household Products – 0.9%
Central Garden & Pet Co., Class A*	42,325	1,372,176
Energizer Holdings, Inc.	99,855	1,639,619
Oil-Dri Corp. of America	9,664	629,030
Spectrum Brands Holdings, Inc.	17,881	1,317,830
WD-40 Co.	3,250	662,805
Total Household Products		5,621,460
Independent Power & Renewable Electricity Producers – 0.4%
Clearway Energy, Inc., Class C	57,845	2,272,730
Industrial REITs – 0.4%
Innovative Industrial Properties, Inc.	18,198	912,812
LXP Industrial Trust	17,975	831,523
One Liberty Properties, Inc.	15,359	329,604
Total Industrial REITs		2,073,939
Insurance – 2.5%
Abacus Global Management, Inc.(a)	59,659	470,113
American Coastal Insurance Corp.	34,758	391,028
American Integrity Insurance Group, Inc.	19,973	385,079
Bowhead Specialty Holdings, Inc.*	8,483	190,274
Citizens, Inc.*	12,071	60,717
Crawford & Co., Class A	17,900	178,463
Donegal Group, Inc., Class A	22,336	383,733
eHealth, Inc.*	7,501	9,676
Genworth Financial, Inc.*	101,635	825,276
Goosehead Insurance, Inc., Class A*	4,785	204,128
Hagerty, Inc., Class A*	34,524	363,538
HCI Group, Inc.	6,897	1,066,345
Heritage Insurance Holdings, Inc.*	30,537	801,596
Hippo Holdings, Inc.*	16,407	427,566
Horace Mann Educators Corp.	29,848	1,273,913
Investors Title Co.	434	94,326
Kemper Corp.	54,598	1,668,515
Kingstone Cos., Inc.	3,783	55,118
MBIA, Inc.*	8,452	49,951
Palomar Holdings, Inc.*	10,226	1,222,007
Root, Inc., Class A*	3,322	146,733
Safety Insurance Group, Inc.	5,050	366,832
SiriusPoint Ltd.*	79,405	1,710,384
Skyward Specialty Insurance Group, Inc.*	19,910	869,669
Stewart Information Services Corp.	9,212	567,275
Tiptree, Inc.	8,269	139,911
Trupanion, Inc.*	7,351	188,259
TWFG, Inc.*	2,364	43,474
Investments	Shares	Value
United Fire Group, Inc.	17,490	$648,179
Universal Insurance Holdings, Inc.	21,345	729,145
Total Insurance		15,531,223
Interactive Media & Services – 1.5%
Angi, Inc.*	27,610	189,128
Cargurus, Inc.*	44,852	1,527,211
Cars.com, Inc.*	71,962	584,331
EverQuote, Inc., Class A*	19,611	302,402
fuboTV, Inc., Class A*(a)	29,399	278,114
QuinStreet, Inc.*	29,121	349,743
Shutterstock, Inc.(a)	27,131	450,646
TripAdvisor, Inc.*(a)	101,577	1,082,811
Yelp, Inc.*	37,036	916,271
Ziff Davis, Inc.*(a)	59,189	2,483,570
ZoomInfo Technologies, Inc.*(a)	240,123	1,435,936
Total Interactive Media & Services		9,600,163
IT Services – 0.6%
Commerce.com, Inc., Series 1*	55,990	149,493
DXC Technology Co.*	269,214	3,384,020
Grid Dynamics Holdings, Inc.*	35,628	203,080
Information Services Group, Inc.	24,633	94,591
TSS, Inc.*	13,315	173,228
Total IT Services		4,004,412
Leisure Products – 0.4%
Malibu Boats, Inc., Class A*	11,448	296,732
MasterCraft Boat Holdings, Inc.*	11,695	239,864
Smith & Wesson Brands, Inc.	20,476	293,421
Sturm Ruger & Co., Inc.	8,772	351,670
YETI Holdings, Inc.*	36,828	1,347,537
Total Leisure Products		2,529,224
Life Sciences Tools & Services – 0.2%
Azenta, Inc.*(a)	8,320	175,802
CryoPort, Inc.*	54,390	450,349
Fortrea Holdings, Inc.*	27,855	262,394
Mesa Laboratories, Inc.	6,139	542,810
Total Life Sciences Tools & Services		1,431,355
Machinery – 3.2%
Astec Industries, Inc.	13,902	748,484
Blue Bird Corp.*	21,535	1,222,973
CECO Environmental Corp.*	6,543	389,832
Columbus McKinnon Corp.	33,022	479,810
Douglas Dynamics, Inc.	12,721	535,427
Energy Recovery, Inc.*	15,201	153,074
Enerpac Tool Group Corp.	20,512	748,073
FreightCar America, Inc.*	26,212	208,910
Gencor Industries, Inc.*	14,742	221,130
Gorman-Rupp Co.	9,473	588,557
Graham Corp.*	3,110	245,441
Greenbrier Cos., Inc.	33,788	1,778,938
Helios Technologies, Inc.	10,359	670,331
See Notes to Financial Statements.

66    WisdomTree Trust

Schedule of Investments (continued) WisdomTree U.S. SmallCap Fund (EES) March 31, 2026
Investments	Shares	Value
Hillman Solutions Corp.*	97,756	$813,330
Kadant, Inc.	2,908	850,154
Kennametal, Inc.	30,327	1,095,714
L B Foster Co., Class A*	5,544	154,677
Lindsay Corp.	5,055	601,899
Manitowoc Co., Inc.*	11,858	138,146
Mayville Engineering Co., Inc.*	6,923	124,268
Microvast Holdings, Inc.*	118,899	178,348
Miller Industries, Inc.	8,511	387,676
Omega Flex, Inc.	8,548	265,330
Park-Ohio Holdings Corp.	15,439	371,153
Perma-Pipe International Holdings, Inc.*	5,769	171,974
Proto Labs, Inc.*	7,337	418,356
Standex International Corp.	3,217	819,885
Tennant Co.	11,324	751,913
Terex Corp.	44,261	2,615,825
Titan International, Inc.*	17,644	121,920
Trinity Industries, Inc.	29,855	960,734
Twin Disc, Inc.	5,204	78,424
Worthington Enterprises, Inc.	22,332	1,164,391
Total Machinery		20,075,097
Marine Transportation – 0.7%
Matson, Inc.	26,943	4,417,035
Media – 1.1%
AMC Networks, Inc., Class A*	49,556	336,485
DoubleVerify Holdings, Inc.*	36,400	345,800
Gray Media, Inc.	78,480	340,603
Ibotta, Inc., Class A*(a)	27,325	818,930
John Wiley & Sons, Inc., Class A	38,977	1,485,024
Magnite, Inc.*	67,648	803,658
Scholastic Corp.	5,575	217,759
Stagwell, Inc.*(a)	215,002	1,352,363
Thryv Holdings, Inc.*	35,617	97,591
USA TODAY Co., Inc.*	93,004	655,678
Total Media		6,453,891
Metals & Mining – 1.2%
Century Aluminum Co.*	40,973	2,404,705
Constellium SE*	41,416	1,018,005
Friedman Industries, Inc.	8,254	146,261
Idaho Strategic Resources, Inc.*	4,352	139,786
Kaiser Aluminum Corp.	6,223	749,934
Materion Corp.	7,013	1,014,430
Mesabi Trust	20,393	642,379
Metallus, Inc.*	13,328	217,780
Tredegar Corp.*	29,746	236,481
Worthington Steel, Inc.	24,905	755,867
Total Metals & Mining		7,325,628
Multi-Utilities – 0.2%
Avista Corp.	36,214	1,453,630
Investments	Shares	Value
Office REITs – 0.5%
COPT Defense Properties	37,673	$1,152,794
Easterly Government Properties, Inc.	10,170	217,943
Empire State Realty Trust, Inc., Class A(a)	71,098	369,710
Highwoods Properties, Inc.	36,302	777,226
Postal Realty Trust, Inc., Class A(a)	11,122	206,424
SL Green Realty Corp.	13,272	490,268
Total Office REITs		3,214,365
Oil, Gas & Consumable Fuels – 5.8%
Clean Energy Fuels Corp.*	61,332	152,103
Crescent Energy Co., Class A	408,318	5,512,293
Delek US Holdings, Inc.	20,114	906,538
Diversified Energy Co.	34,441	600,651
Dorian LPG Ltd.	30,435	1,040,877
Excelerate Energy, Inc., Class A	30,945	1,034,182
Granite Ridge Resources, Inc.	116,318	682,787
HighPeak Energy, Inc.(a)	120,998	834,886
Infinity Natural Resources, Inc., Class A*	9,383	165,235
International Seaways, Inc.	27,850	2,029,708
NACCO Industries, Inc., Class A	6,223	323,409
Northern Oil & Gas, Inc.	142,211	4,156,827
Par Pacific Holdings, Inc.*(a)	46,608	2,919,525
PrimeEnergy Resources Corp.*(a)	1,364	317,607
REX American Resources Corp.*	14,238	648,826
Riley Exploration Permian, Inc.	26,782	976,204
Ring Energy, Inc.*	329,652	504,367
SandRidge Energy, Inc.	31,828	519,115
VAALCO Energy, Inc.	43,890	278,263
Venture Global, Inc., Class A	800,363	12,613,721
Vitesse Energy, Inc.(a)	16,430	298,369
Total Oil, Gas & Consumable Fuels		36,515,493
Paper & Forest Products – 0.2%
Sylvamo Corp.	29,071	1,227,959
Passenger Airlines – 0.2%
Allegiant Travel Co.*	5,799	469,951
Sun Country Airlines Holdings, Inc.*	38,396	634,302
Total Passenger Airlines		1,104,253
Personal Care Products – 0.8%
Herbalife Ltd.*	126,609	1,863,685
Honest Co., Inc.*	51,393	151,095
Inter Parfums, Inc.	15,378	1,396,938
Nature’s Sunshine Products, Inc.*	10,722	257,221
Niagen Bioscience, Inc.*	34,971	154,222
Nu Skin Enterprises, Inc., Class A	58,758	427,758
Olaplex Holdings, Inc.*	284,870	578,286
USANA Health Sciences, Inc.*	17,424	304,397
Total Personal Care Products		5,133,602

See Notes to Financial Statements.

WisdomTree Trust    67

Schedule of Investments (continued) WisdomTree U.S. SmallCap Fund (EES) March 31, 2026
Investments	Shares	Value
Pharmaceuticals – 2.9%
Amphastar Pharmaceuticals, Inc.*	46,763	$916,087
ANI Pharmaceuticals, Inc.*(a)	13,154	1,011,543
Arvinas, Inc.*	65,041	689,435
Collegium Pharmaceutical, Inc.*	41,677	1,378,258
CorMedix, Inc.*(a)	122,048	828,706
Harmony Biosciences Holdings, Inc.*	38,278	1,072,167
Innoviva, Inc.*	48,685	1,134,361
Organon & Co.	446,113	2,672,217
Pacira BioSciences, Inc.*(a)	45,677	1,032,300
Perrigo Co. PLC	206,264	2,215,275
Phibro Animal Health Corp., Class A	19,152	1,059,297
Prestige Consumer Healthcare, Inc.*	27,578	1,634,548
SIGA Technologies, Inc.	94,847	507,431
Supernus Pharmaceuticals, Inc.*	29,212	1,509,968
Zevra Therapeutics, Inc.*	50,489	470,558
Total Pharmaceuticals		18,132,151
Professional Services – 2.4%
Asure Software, Inc.*	22,877	196,742
Barrett Business Services, Inc.	13,028	380,157
Clarivate PLC*	930,248	2,353,527
Concentrix Corp.(a)	96,942	2,652,333
CRA International, Inc.	2,470	399,844
Forrester Research, Inc.*	29,656	167,853
Franklin Covey Co.*(a)	7,871	124,283
Huron Consulting Group, Inc.*	6,252	797,068
ICF International, Inc.	12,201	796,603
Innodata, Inc.*	5,746	221,911
Kelly Services, Inc., Class A	50,974	451,120
Kforce, Inc.	12,703	371,436
Korn Ferry	28,998	1,825,424
Legalzoom.com, Inc.*	92,599	525,036
Mistras Group, Inc.*	24,303	359,198
RCM Technologies, Inc.*	9,219	176,452
TriNet Group, Inc.	29,501	1,074,721
TTEC Holdings, Inc.*	67,184	167,960
Upwork, Inc.*	71,738	786,249
Verra Mobility Corp.*	74,143	1,059,503
Willdan Group, Inc.*	5,155	394,667
Total Professional Services		15,282,087
Real Estate Management & Development – 0.6%
Forestar Group, Inc.*	46,302	1,131,621
FRP Holdings, Inc.*	4,120	90,146
Newmark Group, Inc., Class A	146,158	2,190,908
RE/MAX Holdings, Inc., Class A*	30,483	175,582
RMR Group, Inc., Class A	14,532	224,810
Tejon Ranch Co.*	5,790	109,084
Total Real Estate Management & Development		3,922,151
Investments	Shares	Value
Residential REITs – 0.2%
Centerspace	5,233	$300,636
UMH Properties, Inc.	17,027	245,699
Veris Residential, Inc.	36,502	688,793
Total Residential REITs		1,235,128
Retail REITs – 1.0%
Acadia Realty Trust	24,550	469,396
Alexander’s, Inc.	2,420	571,604
CBL & Associates Properties, Inc.	26,993	1,037,341
Curbline Properties Corp.	18,772	484,130
Getty Realty Corp.	20,443	650,087
InvenTrust Properties Corp.	31,306	953,581
NETSTREIT Corp.(a)	15,144	285,161
Saul Centers, Inc.	10,108	329,319
SITE Centers Corp.	44,249	238,944
Urban Edge Properties	45,965	918,381
Whitestone REIT	28,413	458,870
Total Retail REITs		6,396,814
Semiconductors & Semiconductor Equipment – 1.7%
ACM Research, Inc., Class A*	29,232	1,150,279
Aehr Test Systems*(a)	5,678	210,540
Alpha & Omega Semiconductor Ltd.*	6,336	140,406
Ambarella, Inc.*	7,878	405,520
Axcelis Technologies, Inc.*	13,373	1,244,759
CEVA, Inc.*	6,912	129,116
Diodes, Inc.*	8,836	603,145
MaxLinear, Inc.*	13,046	226,870
NVE Corp.	2,693	176,391
PDF Solutions, Inc.*(a)	11,336	370,801
Penguin Solutions, Inc.*(a)	36,856	648,666
Photronics, Inc.*	40,077	1,619,512
Power Integrations, Inc.	16,696	854,835
SkyWater Technology, Inc.*	8,183	224,296
Synaptics, Inc.*(a)	15,098	1,057,464
Ultra Clean Holdings, Inc.*	19,205	1,194,167
Veeco Instruments, Inc.*(a)	23,057	780,710
Total Semiconductors & Semiconductor Equipment		11,037,477
Software – 4.8%
8x8, Inc.*	207,705	344,790
A10 Networks, Inc.	33,086	764,948
Adeia, Inc.	87,921	2,112,742
Airship AI Holdings, Inc.*(a)	31,016	70,096
Alarm.com Holdings, Inc.*	21,410	924,698
Alkami Technology, Inc.*(a)	18,501	289,911
Amplitude, Inc., Class A*	18,418	125,611
Appian Corp., Class A*	8,538	205,851
Asana, Inc., Class A*	23,972	153,421
AudioEye, Inc.*	11,242	71,612
AvePoint, Inc.*	38,159	362,892
Bit Digital, Inc.*	437,469	573,084

See Notes to Financial Statements.

68    WisdomTree Trust

Schedule of Investments (continued) WisdomTree U.S. SmallCap Fund (EES) March 31, 2026
Investments	Shares	Value
Blackbaud, Inc.*	25,253	$975,018
BlackLine, Inc.*(a)	17,232	637,584
Braze, Inc., Class A*	16,886	398,678
BTCS, Inc.*(a)	68,307	94,947
Cerence, Inc.*(a)	25,754	162,508
Cleanspark, Inc.*(a)	178,412	1,518,286
Clear Secure, Inc., Class A	51,891	2,512,043
Consensus Cloud Solutions, Inc.*	29,277	695,036
Daily Journal Corp.*	680	327,991
Digital Turbine, Inc.*(a)	87,237	251,243
Exodus Movement, Inc., Class A*	23,430	152,295
Expensify, Inc., Class A*	108,844	94,683
Five9, Inc.*	92,831	1,408,246
Freshworks, Inc., Class A*	116,839	938,217
I3 Verticals, Inc., Class A*(a)	12,678	283,480
Intapp, Inc.*	14,969	384,554
Kaltura, Inc.*	85,060	103,773
LiveRamp Holdings, Inc.*	32,298	856,543
Mitek Systems, Inc.*	45,965	620,528
nCino, Inc.*(a)	25,596	383,428
NCR Voyix Corp.*	87,818	555,888
ON24, Inc.*(a)	20,089	162,721
OneSpan, Inc.	38,551	405,942
Ooma, Inc.*	21,054	306,336
PagerDuty, Inc.*	65,451	406,451
PAR Technology Corp.*	7,031	93,723
Porch Group, Inc.*	37,365	267,907
Rapid7, Inc.*	64,299	354,287
Red Violet, Inc.*	3,464	119,854
ReposiTrak, Inc.	11,691	88,852
Rimini Street, Inc.*	69,361	227,504
RingCentral, Inc., Class A(a)	94,324	3,507,910
Sprinklr, Inc., Class A*	115,645	693,870
Sprout Social, Inc., Class A*	40,603	231,437
SPS Commerce, Inc.*	14,337	798,141
Tenable Holdings, Inc.*	51,598	872,780
Teradata Corp.*	56,654	1,452,042
Viant Technology, Inc., Class A*	12,559	140,661
Weave Communications, Inc.*	23,144	106,925
Xperi, Inc.*	63,388	354,973
Yext, Inc.*	58,081	223,031
Total Software		30,169,972
Specialized REITs – 0.7%
Farmland Partners, Inc.	57,621	647,084
Four Corners Property Trust, Inc.	37,441	885,479
National Storage Affiliates Trust	14,653	553,004
Rayonier, Inc.	63,476	1,308,875
Safehold, Inc.	64,222	868,924
Total Specialized REITs		4,263,366
Investments	Shares	Value
Specialty Retail – 2.7%
Academy Sports & Outdoors, Inc.	56,361	$3,181,578
Advance Auto Parts, Inc.	10,532	555,563
American Eagle Outfitters, Inc.	69,687	1,163,773
America’s Car-Mart, Inc.*(a)	7,707	98,110
Arhaus, Inc.	57,460	389,579
Arko Corp.	36,856	204,919
Buckle, Inc.	26,753	1,347,281
Build-A-Bear Workshop, Inc.	8,818	330,234
Genesco, Inc.*	4,234	122,744
Haverty Furniture Cos., Inc.	8,864	187,740
J Jill, Inc.	20,991	240,557
Lands’ End, Inc.*	9,722	109,275
Monro, Inc.	11,020	176,761
National Vision Holdings, Inc.*	15,764	408,288
OneWater Marine, Inc., Class A*	12,551	118,607
Petco Health & Wellness Co., Inc.*	122,276	339,927
RealReal, Inc.*	42,138	382,613
Revolve Group, Inc.*	17,448	394,499
Sally Beauty Holdings, Inc.*	94,444	1,308,049
Sonic Automotive, Inc., Class A	26,626	1,825,745
Upbound Group, Inc.	89,140	1,608,977
Victoria’s Secret & Co.*	36,444	1,689,544
Warby Parker, Inc., Class A*	22,300	469,861
Winmark Corp.	867	370,686
Zumiez, Inc.*	4,023	89,150
Total Specialty Retail		17,114,060
Technology Hardware, Storage & Peripherals – 0.4%
Corsair Gaming, Inc.*	57,647	319,941
CPI Card Group, Inc.*	17,115	248,339
Diebold Nixdorf, Inc.*	15,719	1,185,841
Eastman Kodak Co.*	19,574	177,145
GPGI, Inc., Class A	40,931	699,920
Turtle Beach Corp.*	16,040	162,645
Total Technology Hardware, Storage & Peripherals		2,793,831
Textiles, Apparel & Luxury Goods – 1.6%
Carter’s, Inc.	33,287	1,190,343
Columbia Sportswear Co.	28,284	1,550,246
Figs, Inc., Class A*	25,021	369,560
G-III Apparel Group Ltd.	48,716	1,349,433
Levi Strauss & Co., Class A	167,817	3,102,936
Movado Group, Inc.	13,277	324,224
Rocky Brands, Inc.	9,332	361,335
Steven Madden Ltd.	22,351	758,146
Superior Group of Cos., Inc.	12,792	129,967
Wolverine World Wide, Inc.	46,698	762,112
Total Textiles, Apparel & Luxury Goods		9,898,302

See Notes to Financial Statements.

WisdomTree Trust    69

Schedule of Investments (continued) WisdomTree U.S. SmallCap Fund (EES) March 31, 2026
Investments	Shares	Value
Tobacco – 0.2%
Turning Point Brands, Inc.	4,875	$423,101
Universal Corp.	17,829	939,589
Total Tobacco		1,362,690
Trading Companies & Distributors – 1.4%
DNOW, Inc.*	58,765	699,891
DXP Enterprises, Inc.*	7,134	996,834
EVI Industries, Inc.	7,569	155,770
Global Industrial Co.	19,550	616,216
Hudson Technologies, Inc.*	33,557	197,315
Karat Packaging, Inc.	13,975	390,182
McGrath RentCorp	10,468	1,154,411
Newpark Resources, Inc.*	25,183	364,902
Rush Enterprises, Inc., Class A	36,958	2,443,294
Willis Lease Finance Corp.	7,277	1,238,982
Xometry, Inc., Class A*(a)	9,362	382,344
Total Trading Companies & Distributors		8,640,141
Water Utilities – 0.5%
American States Water Co.	13,203	998,411
Artesian Resources Corp., Class A	7,332	233,524
California Water Service Group	23,323	1,057,465
Middlesex Water Co.	7,562	393,602
Pure Cycle Corp.*	15,217	153,083
York Water Co.	6,760	205,842
Total Water Utilities		3,041,927
Wireless Telecommunication Services – 0.1%
Spok Holdings, Inc.	17,816	194,195
U.S. Cellular Corp.	9,052	417,659
Total Wireless Telecommunication Services		611,854
Total United States		614,018,679
Bahamas – 0.1%
Diversified Consumer Services – 0.1%
OneSpaWorld Holdings Ltd.	39,496	906,433
Bermuda – 0.4%
Insurance – 0.4%
Hamilton Insurance Group Ltd., Class B	87,370	2,606,247
Canada – 0.1%
Biotechnology – 0.1%
Aurinia Pharmaceuticals, Inc.*	43,077	638,401
Food Products – 0.0%
Village Farms International, Inc.*	34,204	97,139
Total Canada		735,540
Ireland – 0.0%
Commercial Services & Supplies – 0.0%
Cimpress PLC*	4,731	345,363
Israel – 0.3%
Automobile Components – 0.2%
Mobileye Global, Inc., Class A*	211,248	1,451,274
Investments	Shares	Value
Interactive Media & Services – 0.1%
Taboola.com Ltd.*	68,836	$213,391
Total Israel		1,664,665
Norway – 0.1%
Energy Equipment & Services – 0.1%
Seadrill Ltd.*	10,665	485,258
Philippines – 0.1%
Professional Services – 0.1%
TaskUS, Inc., Class A	52,541	352,550
Puerto Rico – 0.8%
Banks – 0.6%
First BanCorp	104,580	2,233,829
OFG Bancorp	29,970	1,212,586
Total Banks		3,446,415
Financial Services – 0.2%
EVERTEC, Inc.	47,817	1,349,396
Total Puerto Rico		4,795,811
Singapore – 0.1%
Semiconductors & Semiconductor Equipment – 0.1%
Kulicke & Soffa Industries, Inc.	8,824	579,913
Switzerland – 0.4%
Automobile Components – 0.4%
Garrett Motion, Inc.	151,982	2,761,513
Thailand – 0.1%
Oil, Gas & Consumable Fuels – 0.1%
BKV Corp.*	30,542	871,058
TOTAL COMMON STOCKS (COST: $592,492,335)		629,281,836
RIGHTS – 0.0%
United States – 0.0%
M-Tron Industries, Inc.* (Cost: $0)	2,734	5,742
WARRANTS – 0.0%
United States – 0.0%
OmniAb, Inc., exercise price $12.50, expiring 11/1/27*^	2,562	0
OmniAb, Inc., exercise price $15.00, expiring 11/1/27*^	2,562	0
(Cost: $0)		0
EXCHANGE-TRADED FUND – 0.3%
United States – 0.3%
WisdomTree U.S. MidCap Fund(a)(b) (Cost: $2,139,712)	32,463	2,182,163
MUTUAL FUND – 0.1%
United States – 0.1%
Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.54%(c) (Cost: $472,881)	472,881	472,881

See Notes to Financial Statements.

70    WisdomTree Trust

Schedule of Investments (concluded) WisdomTree U.S. SmallCap Fund (EES) March 31, 2026
Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.5%
United States – 1.5%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%(c)	438,669	$438,669
WisdomTree Treasury Money Market Digital Fund, 3.43%(b)(c)	8,900,000	8,900,000
State Street Navigator Securities Lending Government Money Market Portfolio, 3.66%(c)	22,814	22,814
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (COST: $9,361,483)		9,361,483
TOTAL INVESTMENTS IN SECURITIES – 101.3% (Cost: $604,466,411)		641,304,105
Other Liabilities less Assets – (1.3)%		(8,216,118)
NET ASSETS – 100.0%		$633,087,987

*     Non-income producing security.

^   This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $43,584, which represents 0.0% of net assets.

(a)   Security, or portion thereof, was on loan at March 31, 2026 (See Note 2). At March 31, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $42,297,356 and the total market value of the collateral held by the Fund was $42,722,942. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $33,361,459.

(b)  Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(c)   Rate shown represents annualized 7-day yield as of March 31, 2026.

ABBREVIATIONS:
CVR	Contingent Value Rights

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended March 31, 2026 were as follows:

Affiliate	Value at 3/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2026	Dividend Income	Securities Lending Income
WisdomTree Treasury Money Market Digital Fund	$—	$76,800,000	$67,900,000	$—	$—	$8,900,000	$—	$154,153
WisdomTree U.S. MidCap Fund	—	4,383,260	2,245,238	1,690	42,451	2,182,163	23,427	—
Total	$—	$81,183,260	$70,145,238	$1,690	$42,451	$11,082,163	$23,427	$154,153

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks
Biotechnology	$15,870,392	$—	$43,584*	$15,913,976
Other	613,367,860	—	—	613,367,860
Rights	5,742	—	—	5,742
Warrants	—	—	0*	0
Exchange-Traded Fund	2,182,163	—	—	2,182,163
Mutual Fund	—	472,881	—	472,881
Investment of Cash Collateral for Securities Loaned	—	9,361,483	—	9,361,483
Total Investments in Securities	$631,426,157	$9,834,364	$43,584	$641,304,105

*     Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

See Notes to Financial Statements.

WisdomTree Trust    71

Schedule of Investments WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS) March 31, 2026
Investments	Shares	Value
COMMON STOCKS – 99.8%
United States – 99.6%
Aerospace & Defense – 0.7%
Cadre Holdings, Inc.	19,347	$593,566
VSE Corp.	9,463	1,744,977
Total Aerospace & Defense		2,338,543
Air Freight & Logistics – 0.4%
Hub Group, Inc., Class A	37,733	1,359,897
Automobile Components – 3.5%
LCI Industries	45,394	5,582,554
Patrick Industries, Inc.	27,441	3,047,872
Phinia, Inc.	37,380	2,558,287
Visteon Corp.	14,674	1,336,948
Total Automobile Components		12,525,661
Banks – 18.0%
Amalgamated Financial Corp.	17,712	688,465
Bank First Corp.	4,544	613,713
Bank of Hawaii Corp.	73,449	5,453,588
Camden National Corp.	25,067	1,189,429
Cathay General Bancorp	81,759	4,076,504
Central Pacific Financial Corp.	37,945	1,212,722
CF Bankshares, Inc.	2,533	70,696
Chemung Financial Corp.	2,047	110,169
Citizens & Northern Corp.	31,141	695,690
Citizens Community Bancorp, Inc.	3,699	73,240
CNB Financial Corp.	27,807	805,291
Community Financial System, Inc.	73,465	4,308,722
ConnectOne Bancorp, Inc.	54,219	1,451,443
Equity Bancshares, Inc., Class A	7,933	352,304
Esquire Financial Holdings, Inc.	3,206	344,645
Farmers National Banc Corp.	67,712	891,090
First Bancorp/Southern Pines NC	29,333	1,652,915
First Busey Corp.	160,114	4,046,081
First Commonwealth Financial Corp.	141,709	2,491,244
First Financial Bancorp	161,748	4,509,534
First Financial Bankshares, Inc.	149,420	4,400,419
Five Star Bancorp	15,819	596,693
German American Bancorp, Inc.	43,749	1,828,271
Hanmi Financial Corp.	44,833	1,181,798
Heritage Financial Corp.	52,503	1,365,078
Independent Bank Corp.	69,437	5,222,357
Investar Holding Corp.	3,822	104,226
Meridian Corp.	4,482	84,979
Metropolitan Bank Holding Corp.	3,852	320,833
Mid Penn Bancorp, Inc.	23,589	758,622
MVB Financial Corp.	6,504	161,494
Nicolet Bankshares, Inc.	5,621	835,393
Northeast Bank	3,117	350,257
Northrim BanCorp, Inc.	16,959	388,022
OceanFirst Financial Corp.	96,239	1,736,152
Investments	Shares	Value
Old Second Bancorp, Inc.	23,377	$471,280
Orange County Bancorp, Inc.	7,971	254,913
Origin Bancorp, Inc.	16,956	702,996
Pathward Financial, Inc.	8,494	757,920
Plumas Bancorp	3,697	180,487
Princeton Bancorp, Inc.	6,223	210,151
RBB Bancorp	13,355	285,396
Renasant Corp.	104,690	3,782,450
Riverview Bancorp, Inc.	7,633	41,981
ServisFirst Bancshares, Inc.	43,414	3,161,842
Unity Bancorp, Inc.	3,697	191,615
USCB Financial Holdings, Inc.	8,903	165,062
Total Banks		64,578,172
Building Products – 1.3%
AZZ, Inc.	11,757	1,471,153
Griffon Corp.	26,691	1,939,902
Insteel Industries, Inc.	35,500	1,193,155
Total Building Products		4,604,210
Capital Markets – 5.7%
BGC Group, Inc., Class A	139,765	1,366,902
Cohen & Steers, Inc.	88,701	5,548,248
DigitalBridge Group, Inc.	68,955	1,063,286
Federated Hermes, Inc.	90,505	5,132,539
PJT Partners, Inc., Class A	9,302	1,299,675
Victory Capital Holdings, Inc., Class A	91,936	6,019,969
Total Capital Markets		20,430,619
Chemicals – 4.2%
Cabot Corp.	69,463	5,231,258
Hawkins, Inc.	7,616	1,169,818
HB Fuller Co.	41,403	2,553,737
Koppers Holdings, Inc.	14,170	548,096
Minerals Technologies, Inc.	13,856	982,667
Quaker Chemical Corp.	12,755	1,584,554
Sensient Technologies Corp.	35,573	3,074,930
Total Chemicals		15,145,060
Commercial Services & Supplies – 1.9%
Brady Corp., Class A	26,331	2,139,130
Ennis, Inc.	59,992	1,285,029
HNI Corp.	70,689	2,360,306
Interface, Inc.	22,414	558,557
Quad/Graphics, Inc.	85,282	563,714
Virco Mfg. Corp.	27,316	167,174
Total Commercial Services & Supplies		7,073,910
Construction & Engineering – 0.6%
WillScot Holdings Corp.	116,351	2,019,853
Consumer Finance – 0.3%
PROG Holdings, Inc.	23,763	681,760
Regional Management Corp.	8,259	266,353
Total Consumer Finance		948,113

See Notes to Financial Statements.

72    WisdomTree Trust

Schedule of Investments (continued) WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS) March 31, 2026
Investments	Shares	Value
Consumer Staples Distribution & Retail – 1.3%
Andersons, Inc.	25,772	$1,849,914
Natural Grocers by Vitamin Cottage, Inc.	27,590	713,201
PriceSmart, Inc.	14,913	2,244,407
Total Consumer Staples Distribution & Retail		4,807,522
Containers & Packaging – 2.2%
Greif, Inc., Class A	42,200	2,830,354
Myers Industries, Inc.	57,070	1,208,742
Silgan Holdings, Inc.	102,406	3,973,353
Total Containers & Packaging		8,012,449
Diversified Consumer Services – 0.8%
Carriage Services, Inc.	10,595	483,767
Perdoceo Education Corp.	66,904	2,489,498
Total Diversified Consumer Services		2,973,265
Diversified Telecommunication Services – 0.1%
IDT Corp., Class B	9,104	447,006
Electrical Equipment – 1.4%
Allient, Inc.	6,538	386,331
Atkore, Inc.	32,401	1,908,743
LSI Industries, Inc.	21,874	406,856
Powell Industries, Inc.	4,636	2,508,447
Total Electrical Equipment		5,210,377
Electronic Equipment, Instruments & Components – 3.9%
Avnet, Inc.	107,606	6,630,682
Bel Fuse, Inc., Class B	3,910	774,102
Belden, Inc.	14,382	1,651,485
Climb Global Solutions, Inc.	10,360	205,335
Crane NXT Co.	33,201	1,347,629
CTS Corp.	10,686	510,363
ePlus, Inc.	15,249	1,147,487
Napco Security Technologies, Inc.	25,229	993,770
PC Connection, Inc.	13,882	811,542
Total Electronic Equipment, Instruments & Components		14,072,395
Energy Equipment & Services – 4.5%
Archrock, Inc.	278,580	9,694,584
Cactus, Inc., Class A	40,817	1,933,501
Core Laboratories, Inc.	16,932	284,288
Energy Services of America Corp.	24,889	326,793
Ranger Energy Services, Inc., Class A	26,166	448,485
RPC, Inc.	301,270	2,132,992
Solaris Energy Infrastructure, Inc.	22,307	1,260,569
Total Energy Equipment & Services		16,081,212
Entertainment – 0.7%
Cinemark Holdings, Inc.	87,832	2,504,969
Financial Services – 0.4%
Cass Information Systems, Inc.	12,655	557,073
Merchants Bancorp	18,136	778,216
Total Financial Services		1,335,289
Investments	Shares	Value
Food Products – 2.1%
Cal-Maine Foods, Inc.(a)	84,541	$6,691,420
John B Sanfilippo & Son, Inc.	10,256	813,609
Total Food Products		7,505,029
Ground Transportation – 1.1%
ArcBest Corp.	9,134	898,420
Covenant Logistics Group, Inc.	17,828	484,030
Schneider National, Inc., Class B	68,373	1,802,313
Universal Logistics Holdings, Inc.	38,600	816,004
Total Ground Transportation		4,000,767
Health Care Equipment & Supplies – 0.5%
iRadimed Corp.	5,673	546,083
LeMaitre Vascular, Inc.	11,193	1,221,940
Total Health Care Equipment & Supplies		1,768,023
Health Care Providers & Services – 0.7%
National Research Corp.	49,338	837,759
Select Medical Holdings Corp.	101,967	1,661,043
Total Health Care Providers & Services		2,498,802
Hotels, Restaurants & Leisure – 1.2%
Cheesecake Factory, Inc.	53,177	2,911,441
Monarch Casino & Resort, Inc.	11,706	1,119,093
RCI Hospitality Holdings, Inc.	9,331	212,840
Total Hotels, Restaurants & Leisure		4,243,374
Household Durables – 1.3%
Bassett Furniture Industries, Inc.	18,211	257,686
Century Communities, Inc.	25,593	1,468,526
Ethan Allen Interiors, Inc.	59,382	1,321,843
Hamilton Beach Brands Holding Co., Class A	13,791	261,340
La-Z-Boy, Inc.	48,588	1,561,618
Total Household Durables		4,871,013
Household Products – 2.2%
Energizer Holdings, Inc.	161,030	2,644,113
Spectrum Brands Holdings, Inc.(a)	37,520	2,765,224
WD-40 Co.	12,527	2,554,756
Total Household Products		7,964,093
Insurance – 0.6%
Crawford & Co., Class A	18,018	179,639
Kingstone Cos., Inc.	5,664	82,525
Stewart Information Services Corp.	32,150	1,979,797
Total Insurance		2,241,961
IT Services – 0.1%
Information Services Group, Inc.	93,252	358,088
Machinery – 6.8%
Astec Industries, Inc.	14,603	786,226
Atmus Filtration Technologies, Inc.	30,205	1,714,738
Douglas Dynamics, Inc.	42,578	1,792,108
Enerpac Tool Group Corp.	20,863	760,874
Franklin Electric Co., Inc.	23,806	2,194,199

See Notes to Financial Statements.

WisdomTree Trust    73

Schedule of Investments (continued) WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS) March 31, 2026
Investments	Shares	Value
Gorman-Rupp Co.	22,295	$1,385,188
Greenbrier Cos., Inc.	41,826	2,202,139
Kadant, Inc.	4,316	1,261,783
Kennametal, Inc.	103,698	3,746,609
Lindsay Corp.	7,236	861,590
Miller Industries, Inc.	14,129	643,576
Standex International Corp.	4,729	1,205,233
Tennant Co.	15,795	1,048,788
Terex Corp.	43,394	2,564,585
Wabash National Corp.	78,925	680,333
Worthington Enterprises, Inc.	33,201	1,731,100
Total Machinery		24,579,069
Media – 1.1%
Gray Media, Inc.	226,861	984,577
John Wiley & Sons, Inc., Class A	79,095	3,013,519
Total Media		3,998,096
Metals & Mining – 1.6%
Kaiser Aluminum Corp.	22,992	2,770,766
Materion Corp.	7,744	1,120,170
Warrior Met Coal, Inc.	19,082	1,777,488
Total Metals & Mining		5,668,424
Oil, Gas & Consumable Fuels – 8.6%
California Resources Corp.	131,839	9,125,896
Excelerate Energy, Inc., Class A	20,656	690,323
HighPeak Energy, Inc.(a)	179,419	1,237,991
Magnolia Oil & Gas Corp., Class A	220,695	6,967,341
Northern Oil & Gas, Inc.	219,687	6,421,451
Peabody Energy Corp.(a)	60,688	1,999,670
Riley Exploration Permian, Inc.	52,749	1,922,701
SandRidge Energy, Inc.	61,880	1,009,263
VAALCO Energy, Inc.	248,421	1,574,989
Total Oil, Gas & Consumable Fuels		30,949,625
Paper & Forest Products – 0.8%
Sylvamo Corp.	71,226	3,008,586
Personal Care Products – 1.6%
Inter Parfums, Inc.	58,530	5,316,865
Nu Skin Enterprises, Inc., Class A	67,025	487,942
Total Personal Care Products		5,804,807
Pharmaceuticals – 0.2%
Phibro Animal Health Corp., Class A	13,803	763,444
Professional Services – 4.9%
Barrett Business Services, Inc.	14,109	411,700
Concentrix Corp.(a)	113,863	3,115,292
CRA International, Inc.	4,336	701,912
Exponent, Inc.	39,081	2,550,035
Kforce, Inc.	43,636	1,275,917
Korn Ferry	70,779	4,455,538
Investments	Shares	Value
Science Applications International Corp.	36,845	$3,497,327
TriNet Group, Inc.	44,058	1,605,033
Total Professional Services		17,612,754
Real Estate Management & Development – 0.5%
St. Joe Co.	29,329	1,841,861
Retail REITs – 0.8%
CBL & Associates Properties, Inc.	72,183	2,773,993
Software – 1.9%
A10 Networks, Inc.	51,831	1,198,333
Adeia, Inc.	89,299	2,145,855
Clear Secure, Inc., Class A	68,484	3,315,310
ReposiTrak, Inc.	14,397	109,417
Total Software		6,768,915
Specialty Retail – 4.3%
Academy Sports & Outdoors, Inc.	34,166	1,928,671
American Eagle Outfitters, Inc.	165,964	2,771,599
Buckle, Inc.	120,929	6,089,984
Build-A-Bear Workshop, Inc.	11,397	426,817
Sonic Automotive, Inc., Class A	25,784	1,768,009
Upbound Group, Inc.	131,479	2,373,196
Total Specialty Retail		15,358,276
Textiles, Apparel & Luxury Goods – 2.1%
Kontoor Brands, Inc.	70,109	4,927,962
PVH Corp.	17,910	1,249,401
Wolverine World Wide, Inc.	91,928	1,500,265
Total Textiles, Apparel & Luxury Goods		7,677,628
Tobacco – 0.2%
Turning Point Brands, Inc.	7,121	618,032
Trading Companies & Distributors – 2.3%
Global Industrial Co.	67,738	2,135,102
McGrath RentCorp	22,013	2,427,594
Rush Enterprises, Inc., Class B	12,768	821,621
Rush Enterprises, Inc., Class A	41,494	2,743,168
Total Trading Companies & Distributors		8,127,485
Water Utilities – 0.2%
York Water Co.	22,344	680,375
Total United States		358,151,042
Puerto Rico – 0.2%
Financial Services – 0.2%
EVERTEC, Inc.	23,658	667,629
TOTAL COMMON STOCKS (COST: $344,339,608)		358,818,671

See Notes to Financial Statements.

74    WisdomTree Trust

Schedule of Investments (concluded) WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS) March 31, 2026
Investments	Shares	Value
MUTUAL FUND – 0.1%
United States – 0.1%
Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.54%(b) (Cost: $342,700)	342,700	$342,700
TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $344,682,308)		359,161,371
Other Assets less Liabilities – 0.1%		253,365
NET ASSETS – 100.0%		$359,414,736

(a)   Security, or portion thereof, was on loan at March 31, 2026 (See Note 2). At March 31, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $5,007,498 and the total market value of the collateral held by the Fund was $5,216,466, which was entirely composed of non-cash U.S. Government securities.

(b)  Rate shown represents annualized 7-day yield as of March 31, 2026.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended March 31, 2026 were as follows:

Affiliate	Value at 3/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2026	Securities Lending Income
WisdomTree Treasury Money Market Digital Fund	$—	$8,200,000	$8,200,000	$—	$—	$—^	$6,746

^     As of March 31, 2026, the Fund did not hold a position in this affiliate.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$358,818,671	$—	$—	$358,818,671
Mutual Fund	—	342,700	—	342,700
Total Investments in Securities	$358,818,671	$342,700	$—	$359,161,371

See Notes to Financial Statements.

WisdomTree Trust    75

Schedule of Investments WisdomTree U.S. SmallCap Quality Growth Fund (QSML) March 31, 2026
Investments	Shares	Value
COMMON STOCKS – 99.9%
United States – 97.4%
Aerospace & Defense – 0.5%
Byrna Technologies, Inc.*(a)	195	$1,790
Cadre Holdings, Inc.	449	13,776
Innovative Solutions & Support, Inc.*(a)	204	4,188
V2X, Inc.*	350	23,975
Total Aerospace & Defense		43,729
Automobile Components – 1.6%
Dorman Products, Inc.*	337	35,169
Gentex Corp.	2,382	52,047
Phinia, Inc.	415	28,403
Strattec Security Corp.*	41	3,212
Visteon Corp.	295	26,877
XPEL, Inc.*	305	13,499
Total Automobile Components		159,207
Beverages – 0.8%
Boston Beer Co., Inc., Class A*	95	21,888
National Beverage Corp.*	916	30,823
Vita Coco Co., Inc.*	613	29,369
Total Beverages		82,080
Biotechnology – 4.0%
ACADIA Pharmaceuticals, Inc.*	1,851	41,203
ADMA Biologics, Inc.*	2,512	22,633
Agios Pharmaceuticals, Inc.*	652	22,057
Apellis Pharmaceuticals, Inc.*	1,386	55,759
Arcturus Therapeutics Holdings, Inc.*	184	1,421
BioCryst Pharmaceuticals, Inc.*	2,350	22,372
Catalyst Pharmaceuticals, Inc.*	1,379	34,144
Keros Therapeutics, Inc.*	337	3,721
Kiniksa Pharmaceuticals International PLC*	497	23,931
MannKind Corp.*	3,321	8,136
MiMedx Group, Inc.*	1,751	6,916
Organogenesis Holdings, Inc.*	1,472	3,489
Rigel Pharmaceuticals, Inc.*	202	5,462
Sarepta Therapeutics, Inc.*	1,103	24,001
Stoke Therapeutics, Inc.*	613	19,959
TG Therapeutics, Inc.*	1,678	55,743
Vericel Corp.*(a)	587	18,884
Zymeworks, Inc.*	838	20,984
Total Biotechnology		390,815
Broadline Retail – 0.6%
Etsy, Inc.*	1,073	53,629
Building Products – 1.7%
AZZ, Inc.	328	41,043
CSW Industrials, Inc.(a)	181	47,165
Griffon Corp.	512	37,212
Trex Co., Inc.*	1,165	42,429
Total Building Products		167,849
Investments	Shares	Value
Capital Markets – 3.7%
Acadian Asset Management, Inc.	399	$21,714
BGC Group, Inc., Class A	4,038	39,492
Cohen & Steers, Inc.	582	36,404
Federated Hermes, Inc.	809	45,878
Moelis & Co., Class A(a)	830	47,310
Perella Weinberg Partners	708	12,857
PJT Partners, Inc., Class A	272	38,004
StoneX Group, Inc.*	873	70,407
Victory Capital Holdings, Inc., Class A(a)	739	48,390
Total Capital Markets		360,456
Chemicals – 1.5%
Balchem Corp.	354	59,996
Cabot Corp.(a)	565	42,550
Flotek Industries, Inc.*(a)	322	5,464
Hawkins, Inc.	221	33,946
Total Chemicals		141,956
Commercial Services & Supplies – 1.8%
Brady Corp., Class A	475	38,589
Brink’s Co.	452	46,841
GEO Group, Inc.*	1,501	25,232
Healthcare Services Group, Inc.*	796	14,766
UniFirst Corp.	159	40,003
Vestis Corp.*(a)	1,240	9,746
Total Commercial Services & Supplies		175,177
Communications Equipment – 0.4%
BK Technologies Corp.*	39	2,910
Calix, Inc.*	720	35,273
Total Communications Equipment		38,183
Construction & Engineering – 2.5%
Arcosa, Inc.	540	57,316
Bowman Consulting Group Ltd.*	193	5,489
Construction Partners, Inc., Class A*	521	57,894
Granite Construction, Inc.	480	57,542
Limbach Holdings, Inc.*(a)	127	9,912
MYR Group, Inc.*	175	49,406
NWPX Infrastructure, Inc.*	107	8,331
Total Construction & Engineering		245,890
Construction Materials – 0.5%
Knife River Corp.*(a)	625	51,031
Consumer Finance – 1.9%
Atlanticus Holdings Corp.*(a)	177	9,287
Credit Acceptance Corp.*	123	52,086
Dave, Inc.*(a)	139	24,199
Enova International, Inc.*	273	37,082
EZCORP, Inc., Class A*(a)	638	16,192
NerdWallet, Inc., Class A*	451	4,681
OppFi, Inc.(a)	307	2,367

See Notes to Financial Statements.

76    WisdomTree Trust

Schedule of Investments (continued) WisdomTree U.S. SmallCap Quality Growth Fund (QSML) March 31, 2026
Investments	Shares	Value
Upstart Holdings, Inc.*	1,063	$27,266
World Acceptance Corp.*	57	7,697
Total Consumer Finance		180,857
Consumer Staples Distribution & Retail – 0.9%
Chefs’ Warehouse, Inc.*(a)	457	27,168
Grocery Outlet Holding Corp.*	1,079	7,607
Natural Grocers by Vitamin Cottage, Inc.	202	5,222
PriceSmart, Inc.	326	49,063
Total Consumer Staples Distribution & Retail		89,060
Containers & Packaging – 0.3%
Graphic Packaging Holding Co.	3,245	32,255
Distributors – 0.3%
GigaCloud Technology, Inc., Class A*	317	14,385
Gold.com, Inc.	261	10,461
Total Distributors		24,846
Diversified Consumer Services – 3.8%
American Public Education, Inc.*	190	10,807
Coursera, Inc.*	1,819	10,587
Covista, Inc.*	385	44,371
Frontdoor, Inc.*	803	42,447
Graham Holdings Co., Class B	37	39,119
Grand Canyon Education, Inc.*	301	51,179
Laureate Education, Inc.*	1,580	55,047
Perdoceo Education Corp.	706	26,270
Strategic Education, Inc.	270	22,399
Stride, Inc.*(a)	475	41,881
Udemy, Inc.*	1,481	6,842
Universal Technical Institute, Inc.*(a)	571	20,613
Total Diversified Consumer Services		371,562
Diversified Telecommunication Services – 0.9%
Anterix, Inc.*(a)	217	8,287
Bandwidth, Inc., Class A*	322	5,738
Cogent Communications Holdings, Inc.(a)	451	8,497
IDT Corp., Class B	260	12,766
Iridium Communications, Inc.	1,162	32,234
Uniti Group, Inc.*(a)	2,593	24,322
Total Diversified Telecommunication Services		91,844
Electrical Equipment – 2.8%
EnerSys	409	71,051
Fluence Energy, Inc.*	1,452	19,980
LSI Industries, Inc.	332	6,175
Powell Industries, Inc.(a)	133	71,964
Power Solutions International, Inc.*	260	15,829
Shoals Technologies Group, Inc., Class A*	1,958	12,884
Thermon Group Holdings, Inc.*	358	18,043
Vicor Corp.*	359	57,799
Total Electrical Equipment		273,725
Investments	Shares	Value
Electronic Equipment, Instruments & Components – 2.4%
Badger Meter, Inc.	330	$50,276
Bel Fuse, Inc., Class B	134	26,529
Climb Global Solutions, Inc.	204	4,043
ePlus, Inc.	295	22,199
Frequency Electronics, Inc.*	106	4,692
M-Tron Industries, Inc.*(a)	32	2,139
Napco Security Technologies, Inc.(a)	415	16,347
OSI Systems, Inc.*(a)	183	48,588
Vontier Corp.	1,615	57,284
Total Electronic Equipment, Instruments & Components		232,097
Energy Equipment & Services – 6.2%
Archrock, Inc.	1,937	67,408
Atlas Energy Solutions, Inc.(a)	1,370	17,974
Bristow Group, Inc.	318	14,911
Cactus, Inc., Class A(a)	740	35,054
Core Laboratories, Inc.(a)	528	8,865
Energy Services of America Corp.	194	2,547
Helix Energy Solutions Group, Inc.*	1,564	15,468
Helmerich & Payne, Inc.	1,071	38,588
Innovex International, Inc.*	727	17,732
Kodiak Gas Services, Inc.	944	55,054
Liberty Energy, Inc.(a)	1,724	49,651
Natural Gas Services Group, Inc.	137	5,170
Noble Corp. PLC(a)	1,680	82,438
Oceaneering International, Inc.*	1,091	38,698
Solaris Energy Infrastructure, Inc.	476	26,899
TETRA Technologies, Inc.*	1,462	12,456
Tidewater, Inc.*(a)	532	44,449
Valaris Ltd.*	756	74,118
Total Energy Equipment & Services		607,480
Entertainment – 1.8%
Cinemark Holdings, Inc.	1,256	35,821
Madison Square Garden Entertainment Corp.*	436	25,685
Madison Square Garden Sports Corp.*	213	68,458
Warner Music Group Corp., Class A	1,612	41,171
Total Entertainment		171,135
Financial Services – 4.0%
Euronet Worldwide, Inc.*	438	29,070
Federal Agricultural Mortgage Corp., Class C	97	14,390
Flywire Corp.*	1,290	15,016
HA Sustainable Infrastructure Capital, Inc.	1,358	49,907
Merchants Bancorp(a)	497	21,326
NewtekOne, Inc.	331	3,624
NMI Holdings, Inc.*	830	31,133
Paymentus Holdings, Inc., Class A*	480	12,192
Payoneer Global, Inc.*	3,628	17,523
Paysign, Inc.*(a)	614	3,623
Radian Group, Inc.	1,442	47,701
Sezzle, Inc.*(a)	379	23,987

See Notes to Financial Statements.

WisdomTree Trust    77

Schedule of Investments (continued) WisdomTree U.S. SmallCap Quality Growth Fund (QSML) March 31, 2026
Investments	Shares	Value
Shift4 Payments, Inc., Class A*	767	$33,541
Western Union Co.(a)	3,627	31,664
WEX, Inc.*	381	58,308
Total Financial Services		393,005
Food Products – 1.8%
Cal-Maine Foods, Inc.(a)	521	41,237
Freshpet, Inc.*	537	31,662
J & J Snack Foods Corp.	188	14,903
John B Sanfilippo & Son, Inc.	102	8,092
Lifeway Foods, Inc.*	180	3,481
Mama’s Creations, Inc.*	404	6,197
Marzetti Company/The	302	41,776
Simply Good Foods Co.*	1,170	16,789
Vital Farms, Inc.*(a)	466	6,580
Total Food Products		170,717
Health Care Equipment & Supplies – 3.0%
Artivion, Inc.*	511	18,713
AtriCure, Inc.*	542	15,463
Axogen, Inc.*	507	16,797
Haemonetics Corp.*(a)	527	29,702
Inspire Medical Systems, Inc.*	298	15,371
iRadimed Corp.	142	13,669
Lantheus Holdings, Inc.*(a)	736	55,826
LeMaitre Vascular, Inc.	248	27,074
Merit Medical Systems, Inc.*	650	44,804
Tactile Systems Technology, Inc.*	254	6,637
TransMedics Group, Inc.*(a)	361	35,887
UFP Technologies, Inc.*	87	16,843
Total Health Care Equipment & Supplies		296,786
Health Care Providers & Services – 1.6%
Addus HomeCare Corp.*	198	18,543
Astrana Health, Inc.*	468	11,475
Castle Biosciences, Inc.*	324	7,954
InfuSystem Holdings, Inc.*	251	2,317
Nutex Health, Inc.*(a)	50	4,752
Option Care Health, Inc.*(a)	1,772	47,702
Pennant Group, Inc.*	368	11,217
Privia Health Group, Inc.*	1,384	28,469
Progyny, Inc.*	978	16,606
Talkspace, Inc.*	2,007	10,386
Total Health Care Providers & Services		159,421
Health Care Technology – 0.1%
HealthStream, Inc.	320	6,627
LifeMD, Inc.*(a)	220	795
Phreesia, Inc.*	637	5,338
Total Health Care Technology		12,760
Hotels, Restaurants & Leisure – 4.5%
Accel Entertainment, Inc.*	905	9,874
Cheesecake Factory, Inc.(a)	545	29,839
Investments	Shares	Value
Choice Hotels International, Inc.	512	$52,992
Dave & Buster’s Entertainment, Inc.*(a)	397	4,299
First Watch Restaurant Group, Inc.*(a)	640	6,707
Global Business Travel Group I*(a)	5,283	29,479
Hilton Grand Vacations, Inc.*(a)	974	38,103
Kura Sushi USA, Inc., Class A*(a)	126	8,793
Monarch Casino & Resort, Inc.	198	18,929
Red Rock Resorts, Inc., Class A	637	33,990
Rush Street Interactive, Inc.*	1,039	22,598
Shake Shack, Inc., Class A*	449	39,723
Six Flags Entertainment Corp.*(a)	1,147	20,359
Travel & Leisure Co.	715	49,471
United Parks & Resorts, Inc.*(a)	618	20,184
Vail Resorts, Inc.(a)	408	52,355
Xponential Fitness, Inc., Class A*(a)	292	1,758
Total Hotels, Restaurants & Leisure		439,453
Household Durables – 1.7%
Cavco Industries, Inc.*	88	42,617
Cricut, Inc., Class A	590	2,207
Dream Finders Homes, Inc., Class A*	387	5,387
Green Brick Partners, Inc.*	471	30,356
Lovesac Co.*	205	3,028
M/I Homes, Inc.*	287	35,143
Meritage Homes Corp.	782	48,359
Total Household Durables		167,097
Household Products – 0.9%
Energizer Holdings, Inc.(a)	779	12,791
Reynolds Consumer Products, Inc.(a)	2,331	49,371
WD-40 Co.	147	29,979
Total Household Products		92,141
Insurance – 3.2%
AMERISAFE, Inc.	226	7,533
Employers Holdings, Inc.	258	10,614
Goosehead Insurance, Inc., Class A*	282	12,030
Hagerty, Inc., Class A*	1,095	11,530
HCI Group, Inc.	138	21,336
Heritage Insurance Holdings, Inc.*	307	8,059
Kingstone Cos., Inc.	170	2,477
Mercury General Corp.	594	52,361
Palomar Holdings, Inc.*	296	35,372
Safety Insurance Group, Inc.	162	11,768
Selective Insurance Group, Inc.	653	49,230
Selectquote, Inc.*	596	375
Skyward Specialty Insurance Group, Inc.*	411	17,952
Universal Insurance Holdings, Inc.	308	10,521
White Mountains Insurance Group Ltd.	28	61,515
Total Insurance		312,673
Interactive Media & Services – 0.3%
Cars.com, Inc.*	710	5,765
EverQuote, Inc., Class A*	314	4,842

See Notes to Financial Statements.

78    WisdomTree Trust

Schedule of Investments (continued) WisdomTree U.S. SmallCap Quality Growth Fund (QSML) March 31, 2026
Investments	Shares	Value
MediaAlpha, Inc., Class A*	521	$4,845
Yelp, Inc.*	744	18,407
Total Interactive Media & Services		33,859
IT Services – 1.0%
Commerce.com, Inc., Series 1*	764	2,040
DigitalOcean Holdings, Inc.*(a)	993	85,179
Grid Dynamics Holdings, Inc.*	1,130	6,441
Total IT Services		93,660
Leisure Products – 0.9%
Acushnet Holdings Corp.	645	60,295
YETI Holdings, Inc.*(a)	868	31,760
Total Leisure Products		92,055
Machinery – 4.6%
Alamo Group, Inc.(a)	131	21,611
Atmus Filtration Technologies, Inc.	885	50,241
Blue Bird Corp.*	356	20,217
CECO Environmental Corp.*	387	23,057
Douglas Dynamics, Inc.	257	10,817
Energy Recovery, Inc.*	578	5,820
Enerpac Tool Group Corp.	601	21,919
Franklin Electric Co., Inc.	484	44,610
Gorman-Rupp Co.	293	18,204
Graham Corp.*(a)	126	9,944
Greenbrier Cos., Inc.(a)	338	17,796
Hyster-Yale, Inc.	164	5,332
Kadant, Inc.	129	37,713
Lindsay Corp.	116	13,812
Miller Industries, Inc.	129	5,876
Mueller Water Products, Inc., Class A	1,709	46,980
Standex International Corp.(a)	133	33,896
Tennant Co.(a)	207	13,745
Terex Corp.	725	42,848
Wabash National Corp.	435	3,750
Total Machinery		448,188
Media – 0.4%
DoubleVerify Holdings, Inc.*	1,505	14,298
National CineMedia, Inc.	827	2,522
Stagwell, Inc.*(a)	2,738	17,222
Total Media		34,042
Metals & Mining – 0.8%
Century Aluminum Co.*	1,019	59,805
Idaho Strategic Resources, Inc.*	179	5,749
Ramaco Resources, Inc., Class A*(a)	734	11,348
Total Metals & Mining		76,902
Oil, Gas & Consumable Fuels – 3.7%
Core Natural Resources, Inc.	575	60,220
Dorian LPG Ltd.	468	16,006
Granite Ridge Resources, Inc.	1,414	8,300
Investments	Shares	Value
Gulfport Energy Corp.*	192	$40,621
International Seaways, Inc.	541	39,428
Kinetik Holdings, Inc.	661	31,999
Matador Resources Co.	1,320	83,398
Northern Oil & Gas, Inc.	947	27,681
Par Pacific Holdings, Inc.*(a)	525	32,886
Riley Exploration Permian, Inc.	269	9,805
Summit Midstream Corp.*	144	4,354
VAALCO Energy, Inc.	1,155	7,323
Total Oil, Gas & Consumable Fuels		362,021
Paper & Forest Products – 0.2%
Sylvamo Corp.	446	18,839
Passenger Airlines – 1.0%
Alaska Air Group, Inc.*(a)	1,264	46,490
SkyWest, Inc.*	441	40,497
Sun Country Airlines Holdings, Inc.*	588	9,714
Total Passenger Airlines		96,701
Personal Care Products – 0.9%
BellRing Brands, Inc.*	1,342	21,593
elf Beauty, Inc.*(a)	641	38,851
Inter Parfums, Inc.(a)	342	31,067
Niagen Bioscience, Inc.*	935	4,123
Total Personal Care Products		95,634
Pharmaceuticals – 1.4%
Amphastar Pharmaceuticals, Inc.*	483	9,462
ANI Pharmaceuticals, Inc.*	220	16,918
Collegium Pharmaceutical, Inc.*	344	11,376
Eton Pharmaceuticals, Inc.*	317	7,823
Harmony Biosciences Holdings, Inc.*	625	17,506
Harrow, Inc.*(a)	422	14,880
Indivior Pharmaceuticals, Inc.*	1,354	41,270
Phibro Animal Health Corp., Class A	230	12,721
SIGA Technologies, Inc.	836	4,473
Total Pharmaceuticals		136,429
Professional Services – 4.0%
Barrett Business Services, Inc.	294	8,579
CBIZ, Inc.*	484	12,996
Concentrix Corp.(a)	642	17,565
CRA International, Inc.	69	11,170
Exponent, Inc.	501	32,690
FTI Consulting, Inc.*(a)	343	60,632
Huron Consulting Group, Inc.*	176	22,438
Innodata, Inc.*	361	13,942
Insperity, Inc.	428	11,573
KBR, Inc.	1,397	51,494
Legalzoom.com, Inc.*	2,084	11,816
Maximus, Inc.(a)	607	38,909
Science Applications International Corp.	513	48,694

See Notes to Financial Statements.

WisdomTree Trust    79

Schedule of Investments (continued) WisdomTree U.S. SmallCap Quality Growth Fund (QSML) March 31, 2026
Investments	Shares	Value
Upwork, Inc.*	1,465	$16,056
Verra Mobility Corp.*	1,660	23,721
Willdan Group, Inc.*	166	12,709
Total Professional Services		394,984
Semiconductors & Semiconductor Equipment – 1.4%
ACM Research, Inc., Class A*	648	25,499
Aehr Test Systems*(a)	334	12,385
Axcelis Technologies, Inc.*(a)	346	32,205
Impinj, Inc.*	330	33,891
PDF Solutions, Inc.*(a)	432	14,131
SkyWater Technology, Inc.*	536	14,692
Total Semiconductors & Semiconductor Equipment		132,803
Software – 8.6%
ACI Worldwide, Inc.*	1,161	47,613
Agilysys, Inc.*(a)	302	21,484
Alarm.com Holdings, Inc.*	624	26,951
Alkami Technology, Inc.*(a)	1,237	19,384
Appfolio, Inc., Class A*	253	39,928
Appian Corp., Class A*	490	11,814
Asana, Inc., Class A*(a)	1,596	10,214
AudioEye, Inc.*	4	25
AvePoint, Inc.*	2,546	24,212
Bill Holdings, Inc.*(a)	1,117	42,781
BlackLine, Inc.*(a)	643	23,791
Box, Inc., Class A*	1,517	35,862
Braze, Inc., Class A*	922	21,768
BTCS, Inc.*	35	49
CCC Intelligent Solutions Holdings, Inc.*(a)	7,138	42,828
Cleanspark, Inc.*(a)	3,325	28,296
Clear Secure, Inc., Class A	1,067	51,653
Exodus Movement, Inc., Class A*(a)	120	780
Five9, Inc.*	759	11,514
Freshworks, Inc., Class A*	2,395	19,232
Intapp, Inc.*	839	21,554
Klaviyo, Inc., Class A*	1,408	27,400
MARA Holdings, Inc.*(a)	4,227	34,492
N-able, Inc.*	2,531	11,820
nCino, Inc.*	1,356	20,313
Ooma, Inc.*	318	4,627
Pagaya Technologies Ltd., Class A*(a)	771	8,982
PagerDuty, Inc.*	1,161	7,210
Porch Group, Inc.*	1,168	8,375
Progress Software Corp.*(a)	428	10,978
Qualys, Inc.*	376	33,032
Red Violet, Inc.*	130	4,498
Rimini Street, Inc.*	994	3,260
RingCentral, Inc., Class A(a)	886	32,950
Sprinklr, Inc., Class A*	1,988	11,928
Sprout Social, Inc., Class A*	328	1,870
Investments	Shares	Value
SPS Commerce, Inc.*	439	$24,439
Tenable Holdings, Inc.*	1,151	19,469
Viant Technology, Inc., Class A*	165	1,848
Weave Communications, Inc.*	573	2,647
Workiva, Inc.*	591	35,241
Zeta Global Holdings Corp., Class A*(a)	2,393	38,097
Total Software		845,209
Specialty Retail – 2.6%
Abercrombie & Fitch Co., Class A*	496	45,320
American Eagle Outfitters, Inc.	1,804	30,127
Arhaus, Inc.	635	4,305
Asbury Automotive Group, Inc.*	212	41,427
Buckle, Inc.	542	27,295
Build-A-Bear Workshop, Inc.	143	5,355
Group 1 Automotive, Inc.	135	44,635
Revolve Group, Inc.*	451	10,197
Warby Parker, Inc., Class A*	1,223	25,769
Winmark Corp.	38	16,247
Total Specialty Retail		250,677
Technology Hardware, Storage & Peripherals – 0.3%
Diebold Nixdorf, Inc.*	389	29,346
Textiles, Apparel & Luxury Goods – 1.2%
Crocs, Inc.*	583	48,401
Figs, Inc., Class A*	1,549	22,879
Kontoor Brands, Inc.	601	42,244
Total Textiles, Apparel & Luxury Goods		113,524
Tobacco – 0.2%
Turning Point Brands, Inc.	198	17,184
Trading Companies & Distributors – 2.1%
Distribution Solutions Group, Inc.*	513	13,461
DNOW, Inc.*	2,050	24,416
DXP Enterprises, Inc.*(a)	174	24,313
Herc Holdings, Inc.(a)	367	36,535
Karat Packaging, Inc.	225	6,282
McGrath RentCorp	266	29,334
Rush Enterprises, Inc., Class A	836	55,268
Titan Machinery, Inc.*	285	4,765
Transcat, Inc.*(a)	106	7,786
Total Trading Companies & Distributors		202,160
Wireless Telecommunication Services – 0.1%
Gogo, Inc.*	1,330	5,347
Total United States		9,508,480
Bahamas – 0.3%
Diversified Consumer Services – 0.3%
OneSpaWorld Holdings Ltd.	1,143	26,232

See Notes to Financial Statements.

80    WisdomTree Trust

Schedule of Investments (concluded) WisdomTree U.S. SmallCap Quality Growth Fund (QSML) March 31, 2026
Investments	Shares	Value
Canada – 0.6%
Software – 0.6%
Hut 8 Corp.*	1,186	$55,635
Israel – 0.1%
Interactive Media & Services – 0.1%
Taboola.com Ltd.*	2,935	9,099
Japan – 0.6%
Semiconductors & Semiconductor Equipment – 0.6%
Allegro MicroSystems, Inc.*(a)	2,057	64,857
Philippines – 0.0%
Professional Services – 0.0%
TaskUS, Inc., Class A	388	2,603
Puerto Rico – 0.2%
Financial Services – 0.2%
EVERTEC, Inc.	748	21,109
Singapore – 0.3%
Interactive Media & Services – 0.3%
Grindr, Inc.*(a)	2,157	26,078
Switzerland – 0.4%
Automobile Components – 0.4%
Garrett Motion, Inc.	2,207	40,101
TOTAL COMMON STOCKS (COST: $9,326,728)		9,754,194
Investments	Shares	Value
RIGHTS – 0.0%
United States – 0.0%
M-Tron Industries, Inc.* (Cost: $0)	32	$67
MUTUAL FUND – 0.1%
United States – 0.1%
Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.54%(b) (Cost: $11,424)	11,424	11,424
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.8%
United States – 0.8%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%(b) (Cost: $74,488)	74,488	74,488
TOTAL INVESTMENTS IN SECURITIES – 100.8% (Cost: $9,412,640)		9,840,173
Other Liabilities less Assets – (0.8)%		(74,972)
NET ASSETS – 100.0%		$9,765,201

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at March 31, 2026 (See Note 2). At March 31, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $2,401,733 and the total market value of the collateral held by the Fund was $2,388,742. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,314,254.

(b)  Rate shown represents annualized 7-day yield as of March 31, 2026.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$9,754,194	$—	$—	$9,754,194
Rights	67	—	—	67
Mutual Fund	—	11,424	—	11,424
Investment of Cash Collateral for Securities Loaned	—	74,488	—	74,488
Total Investments in Securities	$9,754,261	$85,912	$—	$9,840,173

See Notes to Financial Statements.

WisdomTree Trust    81

Schedule of Investments WisdomTree U.S. Total Dividend Fund (DTD) March 31, 2026
Investments	Shares	Value
COMMON STOCKS – 99.8%
United States – 99.7%
Aerospace & Defense – 2.6%
BWX Technologies, Inc.	1,800	$368,082
Carpenter Technology Corp.	613	241,614
Curtiss-Wright Corp.	298	202,974
General Dynamics Corp.	13,015	4,467,008
General Electric Co.	14,609	4,145,596
HEICO Corp., Class A	1,206	254,575
HEICO Corp.	322	88,292
Hexcel Corp.	2,653	214,707
Howmet Aerospace, Inc.	4,503	1,037,761
Huntington Ingalls Industries, Inc.	1,208	458,919
L3Harris Technologies, Inc.	6,359	2,194,809
Leonardo DRS, Inc.	6,105	271,795
Lockheed Martin Corp.	13,387	8,090,969
Moog, Inc., Class A	497	145,442
Northrop Grumman Corp.	4,432	3,023,688
RTX Corp.	41,040	7,916,616
Textron, Inc.	2,344	205,241
TransDigm Group, Inc.	4,856	5,627,910
Woodward, Inc.	1,170	418,766
Total Aerospace & Defense		39,374,764
Air Freight & Logistics – 0.3%
CH Robinson Worldwide, Inc.	5,161	857,087
Expeditors International of Washington, Inc.	3,597	515,198
FedEx Corp.	9,267	3,300,720
Hub Group, Inc., Class A	3,008	108,409
Total Air Freight & Logistics		4,781,414
Automobile Components – 0.1%
BorgWarner, Inc.	5,678	308,088
Dana, Inc.	6,038	203,179
Gentex Corp.	7,615	166,388
LCI Industries(a)	2,278	280,148
Lear Corp.	2,560	309,965
Patrick Industries, Inc.	1,978	219,696
Phinia, Inc.	2,930	200,529
Standard Motor Products, Inc.	2,936	101,997
Total Automobile Components		1,789,990
Automobiles – 0.4%
Ford Motor Co.	338,145	3,902,193
General Motors Co.	15,138	1,127,781
Harley-Davidson, Inc.	3,295	66,625
Thor Industries, Inc.	2,557	204,279
Total Automobiles		5,300,878
Banks – 8.6%
1st Source Corp.	2,754	190,604
Ameris Bancorp	571	44,532
Associated Banc-Corp.	13,726	354,954
Atlantic Union Bankshares Corp.(a)	11,940	426,736
Investments	Shares	Value
Banc of California, Inc.	10,730	$188,633
BancFirst Corp.	1,958	212,443
Bank of America Corp.	288,386	14,058,818
Bank of Hawaii Corp.	2,024	150,282
Bank OZK	8,611	395,159
BankUnited, Inc.	4,909	221,690
Banner Corp.	2,759	167,416
BOK Financial Corp.(a)	2,757	353,061
Burke & Herbert Financial Services Corp.	1,096	68,270
Byline Bancorp, Inc.	6,559	207,068
Capitol Federal Financial, Inc.	20,565	146,628
Cathay General Bancorp	5,139	256,231
Citigroup, Inc.	78,556	8,909,036
Citizens Financial Group, Inc.	25,521	1,530,494
Columbia Banking System, Inc.	22,709	622,908
Commerce Bancshares, Inc.	3,598	177,022
Community Financial System, Inc.	3,800	222,870
Cullen/Frost Bankers, Inc.	3,293	451,404
CVB Financial Corp.	11,555	224,051
Dime Community Bancshares, Inc.	718	24,283
East West Bancorp, Inc.	6,946	741,555
Eastern Bankshares, Inc.	13,314	260,422
Enterprise Financial Services Corp.	1,203	65,094
Fifth Third Bancorp	56,183	2,610,262
First Bancorp/Southern Pines NC	3,136	176,714
First Busey Corp.	6,813	172,165
First Citizens BancShares, Inc., Class A	175	329,816
First Commonwealth Financial Corp.(a)	9,607	168,891
First Financial Bancorp	9,347	260,594
First Financial Bankshares, Inc.	4,264	125,575
First Hawaiian, Inc.(a)	12,213	300,928
First Horizon Corp.	26,912	612,517
First Interstate BancSystem, Inc., Class A	8,039	268,503
First Merchants Corp.	4,910	190,164
First Mid Bancshares, Inc.	1,538	63,350
Flagstar Bank NA	6,359	83,748
FNB Corp.	24,274	405,861
Fulton Financial Corp.	13,797	280,631
Glacier Bancorp, Inc.	7,286	325,466
Hancock Whitney Corp.(a)	4,633	294,613
Hilltop Holdings, Inc.	5,010	179,458
Home BancShares, Inc.	13,765	370,691
Horizon Bancorp, Inc.	10,002	165,733
Huntington Bancshares, Inc.	127,542	1,996,032
Independent Bank Corp.	3,627	272,787
International Bancshares Corp.	4,229	284,569
JPMorgan Chase & Co.	148,352	43,639,224
KeyCorp	87,207	1,748,500
Lakeland Financial Corp.	2,312	132,663
M&T Bank Corp.	8,333	1,722,598
Mechanics Bancorp, Class A	17,696	261,016
National Bank Holdings Corp., Class A	3,488	136,590

See Notes to Financial Statements.

82    WisdomTree Trust

Schedule of Investments (continued) WisdomTree U.S. Total Dividend Fund (DTD) March 31, 2026
Investments	Shares	Value
NBT Bancorp, Inc.	3,690	$157,120
Northwest Bancshares, Inc.	5,869	74,478
OceanFirst Financial Corp.	8,286	149,479
Old National Bancorp	14,358	317,312
Park National Corp.	1,016	166,065
Peoples Bancorp, Inc.(a)	5,179	170,234
Pinnacle Financial Partners, Inc.	6,260	539,236
PNC Financial Services Group, Inc.	25,236	5,251,359
Preferred Bank	1,545	140,116
Prosperity Bancshares, Inc.	5,475	367,811
Provident Financial Services, Inc.	15,098	319,474
Regions Financial Corp.	68,312	1,784,309
Renasant Corp.	6,856	247,707
Republic Bancorp, Inc., Class A	1,138	80,286
S&T Bancorp, Inc.	4,172	174,515
Seacoast Banking Corp. of Florida	6,538	198,036
ServisFirst Bancshares, Inc.	1,580	115,071
Shore Bancshares, Inc.	7,988	149,216
Southstate Bank Corp.	3,753	347,228
Stellar Bancorp, Inc.	5,321	194,802
Stock Yards Bancorp, Inc.	2,339	155,052
Tompkins Financial Corp.	1,909	150,506
Towne Bank	2,604	87,677
Truist Financial Corp.	101,809	4,680,160
Trustmark Corp.(a)	4,824	203,283
U.S. Bancorp	115,871	6,026,451
UMB Financial Corp.	2,985	336,678
United Bankshares, Inc.	5,982	247,774
United Community Banks, Inc.	5,882	185,224
Valley National Bancorp(a)	41,732	512,469
WaFd, Inc.(a)	3,554	111,596
Washington Trust Bancorp, Inc.	4,443	148,663
Webster Financial Corp.	9,719	674,693
Wells Fargo & Co.	178,905	14,242,627
WesBanco, Inc.	10,435	359,903
Western Alliance Bancorp	3,979	281,912
Wintrust Financial Corp.	1,518	210,911
WSFS Financial Corp.	2,471	161,752
Zions Bancorp NA	9,419	542,723
Total Banks		128,515,231
Beverages – 2.4%
Brown-Forman Corp., Class A	1,743	46,695
Brown-Forman Corp., Class B(a)	17,152	453,499
Coca-Cola Co.	231,735	17,623,447
Coca-Cola Consolidated, Inc.	1,555	298,156
Constellation Brands, Inc., Class A	10,068	1,510,200
PepsiCo, Inc.	97,360	15,119,034
Total Beverages		35,051,031
Investments	Shares	Value
Biotechnology – 3.3%
AbbVie, Inc.	98,904	$21,510,631
Amgen, Inc.	41,556	14,621,479
Gilead Sciences, Inc.	88,006	12,265,396
Regeneron Pharmaceuticals, Inc.	1,114	860,721
Total Biotechnology		49,258,227
Broadline Retail – 0.2%
Dillard’s, Inc., Class A	1,068	611,013
eBay, Inc.	17,801	1,620,247
Kohl’s Corp.	6,373	82,212
Macy’s, Inc.	16,911	305,920
Total Broadline Retail		2,619,392
Building Products – 0.2%
AAON, Inc.(a)	950	78,612
Advanced Drainage Systems, Inc.	1,143	156,740
AO Smith Corp.(a)	5,140	338,932
Armstrong World Industries, Inc.	1,458	240,278
Carlisle Cos., Inc.	1,168	389,668
Fortune Brands Innovations, Inc.	5,538	215,816
Griffon Corp.	1,500	109,020
Lennox International, Inc.	817	379,194
Masco Corp.	6,689	403,815
Simpson Manufacturing Co., Inc.	900	154,458
Zurn Elkay Water Solutions Corp.	4,240	190,122
Total Building Products		2,656,655
Capital Markets – 5.3%
Ameriprise Financial, Inc.	2,521	1,120,332
Ares Management Corp., Class A	10,992	1,199,227
Bank of New York Mellon Corp.	36,940	4,382,192
BGC Group, Inc., Class A	8,296	81,135
Blackrock, Inc.	5,548	5,335,567
Blackstone, Inc.	42,420	4,877,876
Blue Owl Capital, Inc.	56,975	520,182
Carlyle Group, Inc.	17,239	834,195
Cboe Global Markets, Inc.	3,341	939,055
Charles Schwab Corp.	39,079	3,672,644
CME Group, Inc.	12,267	3,623,059
Cohen & Steers, Inc.	4,896	306,245
Evercore, Inc., Class A	1,421	424,183
FactSet Research Systems, Inc.	1,231	267,115
Federated Hermes, Inc.	6,341	359,598
Franklin Resources, Inc.	42,610	1,006,448
Goldman Sachs Group, Inc.	16,021	13,553,606
Hamilton Lane, Inc., Class A	1,593	158,344
Houlihan Lokey, Inc.	2,268	325,730
Interactive Brokers Group, Inc., Class A	6,662	446,820
Intercontinental Exchange, Inc.	13,519	2,126,268
Jefferies Financial Group, Inc.	10,369	427,929

See Notes to Financial Statements.

WisdomTree Trust    83

Schedule of Investments (continued) WisdomTree U.S. Total Dividend Fund (DTD) March 31, 2026
Investments	Shares	Value
KKR & Co., Inc.	10,244	$947,570
Lazard, Inc.	6,602	280,453
LPL Financial Holdings, Inc.	808	243,071
MarketAxess Holdings, Inc.	1,145	188,902
Moelis & Co., Class A(a)	5,251	299,307
Moody’s Corp.	3,833	1,672,146
Morgan Stanley	101,988	16,784,165
Morningstar, Inc.	407	68,803
MSCI, Inc.	1,890	1,018,729
Nasdaq, Inc.	12,240	1,039,054
Northern Trust Corp.	9,097	1,269,668
Piper Sandler Cos.	2,940	225,057
PJT Partners, Inc., Class A(a)	255	35,629
Raymond James Financial, Inc.	4,657	674,287
S&P Global, Inc.	4,366	1,857,034
SEI Investments Co.	3,509	275,351
State Street Corp.	15,610	1,975,602
StepStone Group, Inc., Class A	3,365	160,578
Stifel Financial Corp.	5,265	389,189
T Rowe Price Group, Inc.	18,062	1,628,109
TPG, Inc.	8,516	344,983
Tradeweb Markets, Inc., Class A	1,731	203,670
Victory Capital Holdings, Inc., Class A(a)	5,890	385,677
Virtu Financial, Inc., Class A	5,196	228,520
Virtus Investment Partners, Inc.	809	108,689
Total Capital Markets		78,291,993
Chemicals – 0.8%
Albemarle Corp.	2,790	500,889
Avient Corp.	8,256	299,693
Balchem Corp.	576	97,620
Cabot Corp.(a)	3,753	282,638
CF Industries Holdings, Inc.	7,247	940,950
Chemours Co.	9,750	214,793
Corteva, Inc.	14,342	1,200,569
DuPont de Nemours, Inc.	13,945	638,681
Eastman Chemical Co.	10,280	784,570
Ecolab, Inc.	5,529	1,470,825
Element Solutions, Inc.	10,456	356,968
HB Fuller Co.	2,489	153,522
International Flavors & Fragrances, Inc.	11,595	841,217
Minerals Technologies, Inc.	1,579	111,983
Mosaic Co.	21,625	551,437
NewMarket Corp.	491	314,706
Olin Corp.	9,091	270,275
PPG Industries, Inc.	10,289	1,099,688
Quaker Chemical Corp.	940	116,776
RPM International, Inc.	3,699	367,681
Scotts Miracle-Gro Co.	4,225	256,922
Sensient Technologies Corp.	2,479	214,285
Sherwin-Williams Co.	4,171	1,337,014
Total Chemicals		12,423,702
Investments	Shares	Value
Commercial Services & Supplies – 0.3%
Brady Corp., Class A	2,573	$209,031
Brink’s Co.	1,437	148,916
Cintas Corp.	7,558	1,278,360
Deluxe Corp.	5,782	159,236
HNI Corp.	3,439	114,828
MSA Safety, Inc.	1,432	234,776
Pitney Bowes, Inc.(a)	9,928	109,705
Republic Services, Inc.	6,738	1,475,757
Rollins, Inc.	17,654	942,900
Tetra Tech, Inc.	3,386	101,986
Veralto Corp.	2,461	217,602
Total Commercial Services & Supplies		4,993,097
Communications Equipment – 0.9%
Cisco Systems, Inc.	155,781	12,087,048
Ubiquiti, Inc.	1,032	815,579
Total Communications Equipment		12,902,627
Construction & Engineering – 0.2%
AECOM	3,105	263,366
Argan, Inc.	368	200,431
Comfort Systems USA, Inc.	387	533,669
EMCOR Group, Inc.	465	343,314
Granite Construction, Inc.	584	70,010
Quanta Services, Inc.	1,697	931,687
Valmont Industries, Inc.	545	217,766
Total Construction & Engineering		2,560,243
Construction Materials – 0.1%
Eagle Materials, Inc.(a)	583	110,449
Martin Marietta Materials, Inc.	777	457,405
Vulcan Materials Co.	2,487	677,210
Total Construction Materials		1,245,064
Consumer Finance – 0.8%
Ally Financial, Inc.	15,635	613,361
American Express Co.	16,999	5,141,858
Bread Financial Holdings, Inc.	2,376	177,939
Capital One Financial Corp.	17,055	3,111,344
FirstCash Holdings, Inc.	1,669	313,772
OneMain Holdings, Inc.	11,652	623,265
SLM Corp.	10,569	226,282
Synchrony Financial	13,864	943,029
Total Consumer Finance		11,150,850
Consumer Staples Distribution & Retail – 2.1%
Albertsons Cos., Inc., Class A(a)	28,529	486,134
Andersons, Inc.	2,099	150,666
Casey’s General Stores, Inc.	625	454,913
Costco Wholesale Corp.	4,811	4,793,825
Dollar General Corp.	8,595	1,020,484
Kroger Co.	25,988	1,880,492
PriceSmart, Inc.	1,403	211,151

See Notes to Financial Statements.

84    WisdomTree Trust

Schedule of Investments (continued) WisdomTree U.S. Total Dividend Fund (DTD) March 31, 2026
Investments	Shares	Value
Sysco Corp.	26,249	$1,872,341
Target Corp.	39,320	4,765,584
Walmart, Inc.	123,092	15,297,874
Weis Markets, Inc.(a)	1,786	122,145
Total Consumer Staples Distribution & Retail		31,055,609
Containers & Packaging – 0.2%
AptarGroup, Inc.	2,553	321,729
Avery Dennison Corp.	2,930	505,952
Ball Corp.	7,127	421,277
Crown Holdings, Inc.	3,330	333,833
Greif, Inc., Class A	3,369	225,959
Packaging Corp. of America	4,380	929,524
Silgan Holdings, Inc.	3,824	148,371
Sonoco Products Co.	6,911	373,816
Total Containers & Packaging		3,260,461
Distributors – 0.1%
Genuine Parts Co.	8,102	856,787
Pool Corp.	1,791	362,373
Total Distributors		1,219,160
Diversified Consumer Services – 0.1%
ADT, Inc.	40,608	266,794
H&R Block, Inc.(a)	9,628	305,593
Perdoceo Education Corp.	4,537	168,822
Service Corp. International(a)	4,290	353,968
Strategic Education, Inc.	1,861	154,388
Total Diversified Consumer Services		1,249,565
Diversified REITs – 0.1%
Broadstone Net Lease, Inc.	10,634	194,283
Essential Properties Realty Trust, Inc.	10,150	308,154
WP Carey, Inc.	17,341	1,178,495
Total Diversified REITs		1,680,932
Diversified Telecommunication Services – 3.0%
AT&T, Inc.	584,687	16,950,076
Comcast Corp., Class A	307,456	8,827,062
Iridium Communications, Inc.	7,567	209,909
Verizon Communications, Inc.	366,372	18,391,874
Total Diversified Telecommunication Services		44,378,921
Electric Utilities – 3.9%
Alliant Energy Corp.	19,287	1,384,035
American Electric Power Co., Inc.	47,755	6,259,725
Constellation Energy Corp.	3,734	1,042,720
Duke Energy Corp.	68,967	9,030,539
Edison International	32,968	2,412,598
Entergy Corp.	24,111	2,709,112
Evergy, Inc.	17,482	1,432,125
Eversource Energy	29,657	2,054,637
Exelon Corp.	88,385	4,332,633
Investments	Shares	Value
FirstEnergy Corp.	49,109	$2,487,862
IDACORP, Inc.	2,978	425,765
MGE Energy, Inc.	2,474	191,215
NextEra Energy, Inc.	102,408	9,511,655
NRG Energy, Inc.	5,672	828,906
OGE Energy Corp.	20,444	980,494
Otter Tail Corp.	2,832	248,565
PG&E Corp.	28,187	495,246
Pinnacle West Capital Corp.(a)	9,794	986,745
Portland General Electric Co.	9,519	502,318
PPL Corp.	39,244	1,499,121
Southern Co.	68,655	6,626,581
Xcel Energy, Inc.	32,257	2,562,496
Total Electric Utilities		58,005,093
Electrical Equipment – 0.6%
Acuity, Inc.	361	101,159
AMETEK, Inc.	2,896	620,787
Atkore, Inc.	1,355	79,823
Emerson Electric Co.	17,374	2,276,342
EnerSys	1,179	204,816
GE Vernova, Inc.	2,589	2,259,938
Hubbell, Inc.	1,311	643,360
Regal Rexnord Corp.	1,271	238,007
Rockwell Automation, Inc.	4,276	1,534,571
Vertiv Holdings Co., Class A	3,666	918,626
Total Electrical Equipment		8,877,429
Electronic Equipment, Instruments & Components – 0.6%
Amphenol Corp., Class A	24,280	3,067,778
Avnet, Inc.	5,415	333,672
Badger Meter, Inc.	472	71,909
Cognex Corp.	3,519	172,396
Corning, Inc.	33,756	4,589,803
Crane NXT Co.	1,971	80,003
Jabil, Inc.	1,450	385,164
Littelfuse, Inc.	743	252,137
TD SYNNEX Corp.	2,109	355,809
Total Electronic Equipment, Instruments & Components		9,308,671
Energy Equipment & Services – 0.4%
Archrock, Inc.	11,747	408,795
Baker Hughes Co.	49,752	3,037,360
Cactus, Inc., Class A	2,153	101,988
Halliburton Co.	35,211	1,372,877
Helmerich & Payne, Inc.	6,822	245,797
Kodiak Gas Services, Inc.	8,062	470,176
Liberty Energy, Inc.	7,677	221,097
NOV, Inc.	15,287	287,548
Patterson-UTI Energy, Inc.	44,743	484,567
Total Energy Equipment & Services		6,630,205

See Notes to Financial Statements.

WisdomTree Trust    85

Schedule of Investments (continued) WisdomTree U.S. Total Dividend Fund (DTD) March 31, 2026
Investments	Shares	Value
Entertainment – 0.3%
Cinemark Holdings, Inc.	4,218	$120,297
TKO Group Holdings, Inc.	2,121	427,700
Walt Disney Co.	31,771	3,062,089
Warner Music Group Corp., Class A	4,586	117,126
Total Entertainment		3,727,212
Financial Services – 1.5%
Apollo Global Management, Inc.	16,331	1,819,600
Enact Holdings, Inc.	8,790	358,720
Equitable Holdings, Inc.	13,757	510,522
Federal Agricultural Mortgage Corp., Class C	649	96,279
Global Payments, Inc.	4,590	308,907
HA Sustainable Infrastructure Capital, Inc.	11,870	436,222
Jack Henry & Associates, Inc.	2,090	330,304
Jackson Financial, Inc., Class A	4,736	500,690
Mastercard, Inc., Class A	9,371	4,682,314
MGIC Investment Corp.	17,349	455,411
PayPal Holdings, Inc.	17,837	806,768
PennyMac Financial Services, Inc.	1,494	130,576
Radian Group, Inc.	9,425	311,779
TFS Financial Corp.(a)	22,697	318,893
UWM Holdings Corp.	13,265	48,019
Visa, Inc., Class A	38,432	11,615,688
Voya Financial, Inc.	4,176	285,304
Total Financial Services		23,015,996
Food Products – 0.8%
Archer-Daniels-Midland Co.	29,024	2,109,754
Cal-Maine Foods, Inc.(a)	3,941	311,930
Campbell’s Company/The	27,156	604,764
General Mills, Inc.	47,134	1,754,327
Hershey Co.	8,438	1,754,176
Ingredion, Inc.	4,327	487,480
J M Smucker Co.	7,785	750,785
Kraft Heinz Co.	103,753	2,333,405
Lamb Weston Holdings, Inc.	6,358	268,689
Marzetti Company/The	1,129	156,175
McCormick & Co., Inc., Non-Voting Shares	14,468	729,766
Tyson Foods, Inc., Class A	18,166	1,163,896
Total Food Products		12,425,147
Gas Utilities – 0.4%
Atmos Energy Corp.	10,166	1,877,864
Chesapeake Utilities Corp.	1,276	161,248
MDU Resources Group, Inc.	11,456	237,368
National Fuel Gas Co.	7,191	675,666
New Jersey Resources Corp.	7,004	384,660
Northwest Natural Holding Co.	5,216	277,596
ONE Gas, Inc.	4,503	387,843
Southwest Gas Holdings, Inc.	6,358	552,510
Spire, Inc.	5,617	508,563
UGI Corp.	21,379	778,623
Total Gas Utilities		5,841,941
Investments	Shares	Value
Ground Transportation – 0.7%
ArcBest Corp.	1,931	$189,933
CSX Corp.	49,477	2,031,031
JB Hunt Transport Services, Inc.	1,831	387,989
Knight-Swift Transportation Holdings, Inc.	4,234	243,794
Landstar System, Inc.	1,833	293,848
Old Dominion Freight Line, Inc.	3,270	638,958
Ryder System, Inc.	2,238	458,141
Schneider National, Inc., Class B	4,621	121,809
Union Pacific Corp.	25,724	6,241,157
Total Ground Transportation		10,606,660
Health Care Equipment & Supplies – 0.8%
Abbott Laboratories	61,229	6,286,381
Becton Dickinson & Co.	11,488	1,806,258
CONMED Corp.	2,554	90,309
Embecta Corp.	4,662	41,212
GE HealthCare Technologies, Inc.	4,771	339,600
ResMed, Inc.	3,804	853,922
Stryker Corp.	6,854	2,252,156
Zimmer Biomet Holdings, Inc.	3,444	311,407
Total Health Care Equipment & Supplies		11,981,245
Health Care Providers & Services – 1.9%
Cardinal Health, Inc.	6,909	1,459,941
Cencora, Inc.	3,006	944,305
Chemed Corp.	131	49,484
Cigna Group	11,243	2,999,070
CVS Health Corp.	83,429	5,991,871
Encompass Health Corp.	2,671	258,366
Ensign Group, Inc.	508	102,362
HCA Healthcare, Inc.	3,967	1,877,343
Labcorp Holdings, Inc.	1,891	504,538
McKesson Corp.	1,368	1,183,813
Quest Diagnostics, Inc.	3,542	694,161
Select Medical Holdings Corp.	7,360	119,894
UnitedHealth Group, Inc.	44,016	11,910,289
Universal Health Services, Inc., Class B	988	176,822
Total Health Care Providers & Services		28,272,259
Health Care REITs – 0.6%
American Healthcare REIT, Inc.	2,640	124,503
CareTrust REIT, Inc.	15,594	571,520
Healthcare Realty Trust, Inc.	23,722	403,037
LTC Properties, Inc.(a)	3,131	116,348
Medical Properties Trust, Inc.(a)	42,705	197,724
National Health Investors, Inc.	3,027	244,763
Sabra Health Care REIT, Inc.	20,731	398,657
Ventas, Inc.	27,717	2,266,696
Welltower, Inc.	26,454	5,230,220
Total Health Care REITs		9,553,468

See Notes to Financial Statements.

86    WisdomTree Trust

Schedule of Investments (continued) WisdomTree U.S. Total Dividend Fund (DTD) March 31, 2026
Investments	Shares	Value
Hotel & Resort REITs – 0.1%
Chatham Lodging Trust	13,049	$102,696
DiamondRock Hospitality Co.	18,304	171,509
Host Hotels & Resorts, Inc.	54,295	1,040,292
Pebblebrook Hotel Trust	9,797	123,736
Ryman Hospitality Properties, Inc.	4,334	399,898
Total Hotel & Resort REITs		1,838,131
Hotels, Restaurants & Leisure – 1.9%
Aramark	5,725	232,091
Booking Holdings, Inc.	476	2,004,112
Boyd Gaming Corp.	2,658	218,434
Cheesecake Factory, Inc.(a)	4,618	252,835
Choice Hotels International, Inc.	432	44,712
Churchill Downs, Inc.	1,123	100,879
Darden Restaurants, Inc.	7,509	1,472,064
Domino’s Pizza, Inc.	905	324,705
Expedia Group, Inc.	1,830	422,529
Hilton Worldwide Holdings, Inc.	2,835	862,067
Hyatt Hotels Corp., Class A(a)	253	36,379
Las Vegas Sands Corp.	28,436	1,532,132
Marriott International, Inc., Class A	4,872	1,593,485
McDonald’s Corp.	31,808	9,885,608
Papa John’s International, Inc.	3,317	107,504
Red Rock Resorts, Inc., Class A	2,930	156,345
Starbucks Corp.	60,350	5,406,757
Texas Roadhouse, Inc.	2,701	446,043
Travel & Leisure Co.	6,547	452,987
Vail Resorts, Inc.(a)	2,433	312,203
Wendy’s Co.(a)	168	1,168
Wingstop, Inc.(a)	408	63,228
Wyndham Hotels & Resorts, Inc.	3,570	289,991
Wynn Resorts Ltd.(a)	2,320	235,596
Yum! Brands, Inc.	9,980	1,551,690
Total Hotels, Restaurants & Leisure		28,005,544
Household Durables – 0.2%
Century Communities, Inc.	1,751	100,472
DR Horton, Inc.	5,516	756,905
Ethan Allen Interiors, Inc.	4,568	101,684
Installed Building Products, Inc.	466	123,560
KB Home(a)	2,753	142,468
La-Z-Boy, Inc.	3,291	105,773
Meritage Homes Corp.	3,901	241,238
PulteGroup, Inc.	3,274	385,055
Somnigroup International, Inc.	3,723	275,204
Toll Brothers, Inc.	1,351	184,371
Total Household Durables		2,416,730
Household Products – 1.8%
Church & Dwight Co., Inc.	7,021	655,200
Clorox Co.	9,749	1,010,289
Colgate-Palmolive Co.	39,031	3,326,612
Investments	Shares	Value
Energizer Holdings, Inc.	2,953	$48,488
Kimberly-Clark Corp.	27,772	2,679,165
Procter & Gamble Co.	126,008	18,200,596
Reynolds Consumer Products, Inc.(a)	12,345	261,467
Spectrum Brands Holdings, Inc.(a)	1,884	138,851
WD-40 Co.	645	131,541
Total Household Products		26,452,209
Independent Power & Renewable Electricity Producers – 0.1%
AES Corp.	60,836	857,179
Clearway Energy, Inc., Class C	6,531	256,603
Clearway Energy, Inc., Class A	5,048	197,730
Vistra Corp.	4,993	750,598
Total Independent Power & Renewable Electricity Producers		2,062,110
Industrial Conglomerates – 0.6%
3M Co.	16,848	2,446,835
Honeywell International, Inc.	29,032	6,562,103
Total Industrial Conglomerates		9,008,938
Industrial REITs – 0.7%
Americold Realty Trust, Inc.	29,950	343,227
EastGroup Properties, Inc.	4,061	751,651
First Industrial Realty Trust, Inc.	5,072	293,415
LXP Industrial Trust	5,142	237,869
Prologis, Inc.	53,771	7,107,451
Rexford Industrial Realty, Inc.	15,921	521,094
STAG Industrial, Inc.	8,844	318,915
Terreno Realty Corp.	7,201	442,285
Total Industrial REITs		10,015,907
Insurance – 2.1%
Aflac, Inc.	20,924	2,295,572
Allstate Corp.	14,135	2,930,751
American Financial Group, Inc.	6,842	873,792
American International Group, Inc.	23,136	1,740,984
Assurant, Inc.	1,922	418,631
Cincinnati Financial Corp.	6,475	1,018,841
CNO Financial Group, Inc.	5,312	218,111
Erie Indemnity Co., Class A	1,508	378,975
F&G Annuities & Life, Inc.	5,754	145,691
Fidelity National Financial, Inc.	16,001	742,127
First American Financial Corp.(a)	6,544	394,538
Globe Life, Inc.	1,284	178,694
Hanover Insurance Group, Inc.	2,212	383,450
Hartford Insurance Group, Inc.	14,570	1,970,301
Horace Mann Educators Corp.	3,717	158,642
Kemper Corp.	4,065	124,226
Kinsale Capital Group, Inc.	257	87,807
Lincoln National Corp.	16,089	571,159
Loews Corp.	2,181	232,800
Marsh & McLennan Cos., Inc.	17,140	2,972,933
Mercury General Corp.	3,311	291,865
MetLife, Inc.	34,751	2,457,591

See Notes to Financial Statements.

WisdomTree Trust    87

Schedule of Investments (continued) WisdomTree U.S. Total Dividend Fund (DTD) March 31, 2026
Investments	Shares	Value
Old Republic International Corp.	15,353	$612,585
Primerica, Inc.	1,424	356,684
Principal Financial Group, Inc.	14,481	1,304,883
Progressive Corp.	5,830	1,155,739
Prudential Financial, Inc.	28,642	2,798,037
RLI Corp.	6,032	344,065
Safety Insurance Group, Inc.	735	53,390
Selective Insurance Group, Inc.	1,629	122,810
Stewart Information Services Corp.	2,478	152,595
Travelers Cos., Inc.	10,064	2,935,468
Unum Group	9,166	669,393
WR Berkley Corp.	6,659	441,359
Total Insurance		31,534,489
Interactive Media & Services – 3.1%
Alphabet, Inc., Class A	60,008	17,255,901
Alphabet, Inc., Class C	56,129	16,101,165
Match Group, Inc.	10,331	317,265
Meta Platforms, Inc., Class A	22,980	13,147,547
Total Interactive Media & Services		46,821,878
IT Services – 0.9%
Cognizant Technology Solutions Corp., Class A	13,445	824,851
International Business Machines Corp.	49,746	12,057,933
VeriSign, Inc.	3,136	778,857
Total IT Services		13,661,641
Leisure Products – 0.1%
Acushnet Holdings Corp.	2,684	250,900
Brunswick Corp.	3,214	233,851
Hasbro, Inc.	10,801	1,010,974
Polaris, Inc.	4,345	236,802
Total Leisure Products		1,732,527
Life Sciences Tools & Services – 0.3%
Agilent Technologies, Inc.	4,203	479,058
Bio-Techne Corp.(a)	1,736	90,723
Bruker Corp.	2,350	84,882
Danaher Corp.	7,389	1,400,954
Revvity, Inc.	1,792	156,997
Thermo Fisher Scientific, Inc.	3,631	1,784,746
West Pharmaceutical Services, Inc.	912	228,584
Total Life Sciences Tools & Services		4,225,944
Machinery – 2.4%
AGCO Corp.	2,360	273,453
Allison Transmission Holdings, Inc.	2,776	324,959
Caterpillar, Inc.	9,150	6,482,409
Crane Co.	507	86,697
Cummins, Inc.	5,872	3,159,253
Deere & Co.	6,694	3,770,730
Donaldson Co., Inc.	5,036	427,405
Dover Corp.	3,414	711,648
Enerpac Tool Group Corp.	2,438	88,914
Investments	Shares	Value
Esab Corp.	314	$30,351
Federal Signal Corp.	710	76,779
Flowserve Corp.	5,278	387,986
Fortive Corp.	4,059	224,382
Franklin Electric Co., Inc.	1,492	137,518
Graco, Inc.	3,723	315,152
Greenbrier Cos., Inc.(a)	1,080	56,862
Illinois Tool Works, Inc.	14,069	3,662,020
ITT, Inc.	2,382	453,843
JBT Marel Corp.	708	90,532
Kadant, Inc.	392	114,601
Kennametal, Inc.	4,514	163,091
Lincoln Electric Holdings, Inc.	1,854	461,794
Mueller Industries, Inc.	2,989	331,181
Mueller Water Products, Inc., Class A	7,884	216,731
Nordson Corp.	1,257	334,437
Oshkosh Corp.	2,280	335,639
Otis Worldwide Corp.	13,661	1,052,990
PACCAR, Inc.	38,083	4,398,587
Parker-Hannifin Corp.	3,094	2,769,873
Snap-on, Inc.	2,563	930,933
Stanley Black & Decker, Inc.	12,297	873,825
Tennant Co.	1,183	78,551
Terex Corp.	2,753	162,702
Timken Co.	3,336	335,502
Toro Co.	2,276	212,669
Trinity Industries, Inc.	6,783	218,277
Watts Water Technologies, Inc., Class A	603	175,045
Westinghouse Air Brake Technologies Corp.	2,276	568,795
Worthington Enterprises, Inc.	2,194	114,395
Xylem, Inc.	4,816	575,512
Total Machinery		35,186,023
Marine Transportation – 0.0%
Matson, Inc.	1,094	179,350
Media – 0.3%
Fox Corp., Class A	3,146	183,726
Fox Corp., Class B	8,595	456,395
Gray Media, Inc.	14,795	64,210
John Wiley & Sons, Inc., Class A	1,634	62,255
New York Times Co., Class A	5,133	429,786
News Corp., Class B(a)	1,303	37,149
News Corp., Class A	7,537	187,897
Nexstar Media Group, Inc.	2,552	461,478
Omnicom Group, Inc.	14,085	1,060,741
Paramount Skydance Corp., Class B(a)	27,239	245,696
Sinclair, Inc.	5,969	77,239
Sirius XM Holdings, Inc.	29,297	676,175
Total Media		3,942,747

See Notes to Financial Statements.
88    WisdomTree Trust

Schedule of Investments (continued) WisdomTree U.S. Total Dividend Fund (DTD) March 31, 2026
Investments	Shares	Value
Metals & Mining – 0.6%
Alcoa Corp.	6,051	$401,363
Commercial Metals Co.	3,620	222,377
Freeport-McMoRan, Inc.	36,530	2,147,233
Hecla Mining Co.	10,361	193,025
Newmont Corp.	33,461	3,622,153
Nucor Corp.	5,360	906,376
Reliance, Inc.	1,729	525,478
Royal Gold, Inc.	2,243	570,821
Steel Dynamics, Inc.	4,004	720,720
Total Metals & Mining		9,309,546
Multi-Utilities – 1.6%
Ameren Corp.	19,654	2,160,368
Avista Corp.	7,826	314,136
Black Hills Corp.	6,698	464,908
CenterPoint Energy, Inc.	28,789	1,242,533
CMS Energy Corp.	16,588	1,286,897
Consolidated Edison, Inc.	23,256	2,632,114
Dominion Energy, Inc.	68,209	4,216,680
DTE Energy Co.	12,584	1,840,032
NiSource, Inc.	35,080	1,636,833
Northwestern Energy Group, Inc.	7,144	471,075
Public Service Enterprise Group, Inc.	30,870	2,498,927
Sempra	34,240	3,327,101
WEC Energy Group, Inc.	20,670	2,392,966
Total Multi-Utilities		24,484,570
Office REITs – 0.1%
COPT Defense Properties	7,838	239,843
Cousins Properties, Inc.	14,152	319,411
Empire State Realty Trust, Inc., Class A(a)	16,586	86,247
Highwoods Properties, Inc.	10,782	230,842
Kilroy Realty Corp.	10,654	300,549
SL Green Realty Corp.	6,819	251,894
Total Office REITs		1,428,786
Oil, Gas & Consumable Fuels – 8.7%
Antero Midstream Corp.	46,776	1,066,493
APA Corp.	33,663	1,428,658
California Resources Corp.(a)	5,301	366,935
Cheniere Energy, Inc.	3,954	1,121,987
Chevron Corp.	144,541	29,905,533
Chord Energy Corp.	3,619	514,549
ConocoPhillips	84,946	11,212,872
Coterra Energy, Inc.	47,067	1,653,934
Crescent Energy Co., Class A(a)	23,291	314,428
Delek US Holdings, Inc.	2,694	121,419
Devon Energy Corp.	28,947	1,456,613
Diamondback Energy, Inc.	13,320	2,634,563
DT Midstream, Inc.	6,355	855,828
EOG Resources, Inc.	37,070	5,359,210
EQT Corp.	11,686	743,697
Expand Energy Corp.	8,455	928,190
Investments	Shares	Value
Exxon Mobil Corp.	214,547	$36,400,044
HF Sinclair Corp.	12,390	773,012
Kinder Morgan, Inc.	178,537	5,986,346
Magnolia Oil & Gas Corp., Class A	12,745	402,360
Marathon Petroleum Corp.	12,272	2,996,577
Matador Resources Co.	8,652	546,633
Murphy Oil Corp.(a)	11,804	486,915
Northern Oil & Gas, Inc.	8,059	235,565
Occidental Petroleum Corp.	42,298	2,749,370
Ovintiv, Inc.	14,785	877,638
PBF Energy, Inc., Class A	6,907	328,911
Permian Resources Corp., Class A	61,896	1,319,623
Phillips 66	26,118	4,758,177
Range Resources Corp.	6,205	280,342
Riley Exploration Permian, Inc.	1,678	61,163
Sunococorp LLC	3,722	229,461
Targa Resources Corp.	8,880	2,226,482
Texas Pacific Land Corp.(a)	918	435,646
Valero Energy Corp.(a)	15,138	3,740,297
Williams Cos., Inc.	73,570	5,354,425
Total Oil, Gas & Consumable Fuels		129,873,896
Paper & Forest Products – 0.0%
Louisiana-Pacific Corp.	2,104	153,066
Sylvamo Corp.	2,434	102,812
Total Paper & Forest Products		255,878
Passenger Airlines – 0.1%
Delta Air Lines, Inc.	12,090	803,743
Southwest Airlines Co.	19,688	739,678
Total Passenger Airlines		1,543,421
Personal Care Products – 0.1%
Estee Lauder Cos., Inc., Class A	5,912	424,304
Inter Parfums, Inc.	2,828	256,896
Nu Skin Enterprises, Inc., Class A	6,743	49,089
Total Personal Care Products		730,289
Pharmaceuticals – 5.9%
Bristol-Myers Squibb Co.	168,448	10,216,371
Eli Lilly & Co.	15,343	14,112,031
Johnson & Johnson	114,110	27,893,048
Merck & Co., Inc.	154,173	18,545,470
Pfizer, Inc.	491,986	13,814,967
Viatris, Inc.	91,149	1,231,423
Zoetis, Inc.	13,169	1,556,708
Total Pharmaceuticals		87,370,018
Professional Services – 0.5%
Automatic Data Processing, Inc.	19,399	3,941,489
Booz Allen Hamilton Holding Corp.	6,444	502,825
Broadridge Financial Solutions, Inc.	3,799	617,261
Equifax, Inc.	2,312	416,322
ICF International, Inc.	1,014	66,204
Jacobs Solutions, Inc.	2,293	291,853

See Notes to Financial Statements.

WisdomTree Trust    89

Schedule of Investments (continued) WisdomTree U.S. Total Dividend Fund (DTD) March 31, 2026
Investments	Shares	Value
KBR, Inc.	2,585	$95,283
Kforce, Inc.(a)	157	4,591
Korn Ferry	3,593	226,179
Leidos Holdings, Inc.	3,162	491,754
Maximus, Inc.(a)	2,881	184,672
Paycom Software, Inc.	1,147	139,406
Science Applications International Corp.	1,660	157,567
SS&C Technologies Holdings, Inc.	6,345	428,732
TransUnion	1,866	129,109
TriNet Group, Inc.	2,813	102,478
Verisk Analytics, Inc.	1,648	312,708
Total Professional Services		8,108,433
Residential REITs – 0.6%
American Homes 4 Rent, Class A	23,682	661,201
AvalonBay Communities, Inc.	8,982	1,467,210
Camden Property Trust	6,858	669,752
Equity LifeStyle Properties, Inc.	9,788	610,967
Equity Residential	29,378	1,737,709
Essex Property Trust, Inc.	3,913	946,946
Independence Realty Trust, Inc.	14,735	219,404
Sun Communities, Inc.	9,701	1,221,938
UDR, Inc.	26,843	906,757
UMH Properties, Inc.	9,163	132,222
Veris Residential, Inc.	8,633	162,905
Total Residential REITs		8,737,011
Retail REITs – 1.0%
Agree Realty Corp.	5,428	409,163
Brixmor Property Group, Inc.	23,364	672,883
Federal Realty Investment Trust	6,294	668,486
InvenTrust Properties Corp.	5,323	162,139
Kimco Realty Corp.	58,290	1,309,776
Macerich Co.	14,437	272,859
NNN REIT, Inc.	16,205	681,096
Phillips Edison & Co., Inc.	7,456	279,004
Realty Income Corp.	75,977	4,648,273
Regency Centers Corp.	12,020	909,433
Simon Property Group, Inc.	28,712	5,355,649
Urban Edge Properties	10,499	209,770
Total Retail REITs		15,578,531
Semiconductors & Semiconductor Equipment – 7.5%
Amkor Technology, Inc.	5,353	241,046
Analog Devices, Inc.	12,868	4,093,826
Applied Materials, Inc.	10,247	3,502,322
Broadcom, Inc.	81,796	25,316,680
Entegris, Inc.	2,156	252,769
KLA Corp.	2,382	3,507,281
Lam Research Corp.	23,535	5,028,488
Marvell Technology, Inc.	7,387	731,682
Micron Technology, Inc.	10,704	3,616,239
MKS, Inc.	1,631	374,820
Investments	Shares	Value
Monolithic Power Systems, Inc.	799	$873,587
NVIDIA Corp.	270,831	47,232,926
Qnity Electronics, Inc.	2,467	284,643
Qualcomm, Inc.	41,042	5,285,389
Skyworks Solutions, Inc.	9,648	516,650
Teradyne, Inc.	1,533	454,473
Texas Instruments, Inc.	52,650	10,221,471
Universal Display Corp.	1,025	93,952
Total Semiconductors & Semiconductor Equipment		111,628,244
Software – 3.5%
Bentley Systems, Inc., Class B	3,789	133,070
Clear Secure, Inc., Class A	3,845	186,136
Dolby Laboratories, Inc., Class A(a)	3,679	220,961
Gen Digital, Inc.	18,926	356,377
InterDigital, Inc.	844	254,888
Intuit, Inc.	3,879	1,677,202
Microsoft Corp.	105,625	39,099,206
Oracle Corp.	51,227	7,536,004
Pegasystems, Inc.	2,328	99,080
Salesforce, Inc.	12,805	2,390,309
Total Software		51,953,233
Specialized REITs – 1.7%
American Tower Corp.	32,948	5,686,166
CubeSmart	20,212	740,770
Digital Realty Trust, Inc.	18,753	3,379,478
EPR Properties	7,338	366,606
Equinix, Inc.	4,546	4,456,171
Extra Space Storage, Inc.	18,245	2,392,467
Four Corners Property Trust, Inc.	6,384	150,982
Iron Mountain, Inc.	21,302	2,175,786
Lamar Advertising Co., Class A	6,247	791,245
Millrose Properties, Inc.	12,593	352,604
National Storage Affiliates Trust	8,322	314,072
Outfront Media, Inc.	12,715	336,948
Public Storage	13,363	3,619,769
Rayonier, Inc.	11,458	236,264
Safehold, Inc.	6,981	94,453
SBA Communications Corp.	4,133	711,331
Total Specialized REITs		25,805,112
Specialty Retail – 2.2%
Academy Sports & Outdoors, Inc.	1,069	60,345
Advance Auto Parts, Inc.	2,336	123,224
American Eagle Outfitters, Inc.	7,398	123,547
Bath & Body Works, Inc.	13,301	248,330
Best Buy Co., Inc.	18,345	1,177,749
Buckle, Inc.	4,784	240,922
Dick’s Sporting Goods, Inc.	2,129	422,159
Gap, Inc.	17,412	421,370
Home Depot, Inc.	48,022	15,793,956
Lithia Motors, Inc.	417	104,133

See Notes to Financial Statements.

90    WisdomTree Trust

Schedule of Investments (continued) WisdomTree U.S. Total Dividend Fund (DTD) March 31, 2026
Investments	Shares	Value
Lowe’s Cos., Inc.	20,140	$4,758,679
Murphy USA, Inc.	222	109,661
Penske Automotive Group, Inc.(a)	3,548	530,497
Ross Stores, Inc.	5,850	1,267,286
Sonic Automotive, Inc., Class A(a)	1,894	129,872
TJX Cos., Inc.	35,482	5,666,475
Tractor Supply Co.	16,032	726,250
Williams-Sonoma, Inc.	3,182	580,174
Winmark Corp.	176	75,249
Total Specialty Retail		32,559,878
Technology Hardware, Storage & Peripherals – 2.9%
Apple, Inc.	152,359	38,667,191
Dell Technologies, Inc., Class C	9,971	1,636,540
Hewlett Packard Enterprise Co.	57,098	1,359,503
NetApp, Inc.	6,839	700,245
Western Digital Corp.	3,885	1,050,854
Total Technology Hardware, Storage & Peripherals		43,414,333
Textiles, Apparel & Luxury Goods – 0.4%
Kontoor Brands, Inc.	3,789	266,329
Levi Strauss & Co., Class A	7,310	135,162
NIKE, Inc., Class B	55,625	2,938,112
PVH Corp.(a)	1,468	102,408
Ralph Lauren Corp.	1,389	477,802
Steven Madden Ltd.	3,107	105,389
Tapestry, Inc.	8,936	1,260,959
VF Corp.	13,290	225,797
Total Textiles, Apparel & Luxury Goods		5,511,958
Tobacco – 1.9%
Altria Group, Inc.	146,476	9,665,951
Philip Morris International, Inc.	113,027	18,687,884
Universal Corp.	3,028	159,576
Total Tobacco		28,513,411
Trading Companies & Distributors – 0.5%
Applied Industrial Technologies, Inc.	861	228,440
Fastenal Co.	42,738	1,983,043
Ferguson Enterprises, Inc.	7,142	1,665,943
GATX Corp.	1,254	214,108
Global Industrial Co.	2,988	94,182
McGrath RentCorp	966	106,530
MSC Industrial Direct Co., Inc., Class A	5,120	472,422
Rush Enterprises, Inc., Class A	2,652	175,324
United Rentals, Inc.	962	700,875
WESCO International, Inc.	788	215,613
WW Grainger, Inc.	918	1,001,364
Total Trading Companies & Distributors		6,857,844
Water Utilities – 0.1%
American States Water Co.	3,489	263,838
American Water Works Co., Inc.	8,539	1,162,072
Essential Utilities, Inc.	17,258	694,980
Total Water Utilities		2,120,890
Investments	Shares	Value
Wireless Telecommunication Services – 0.6%
T-Mobile U.S., Inc.	40,828	$8,575,105
Total United States		1,485,449,687
Puerto Rico – 0.1%
Banks – 0.1%
First BanCorp	17,557	375,017
OFG Bancorp	4,684	189,515
Popular, Inc.	4,341	582,432
Total Puerto Rico		1,146,964
TOTAL COMMON STOCKS (COST: $1,073,852,710)		1,486,596,651
MUTUAL FUND – 0.1%
United States – 0.1%
Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.54%(b) (Cost: $1,097,453)	1,097,453	1,097,453
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.2%
United States – 0.2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%(b) (Cost: $2,845,363)	2,845,363	2,845,363
TOTAL INVESTMENTS IN SECURITIES – 100.1% (Cost: $1,077,795,526)		1,490,539,467
Other Liabilities less Assets – (0.1)%		(1,708,070)
NET ASSETS – 100.0%		$1,488,831,397

(a)   Security, or portion thereof, was on loan at March 31, 2026 (See Note 2). At March 31, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $15,765,025 and the total market value of the collateral held by the Fund was $16,166,365. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $13,321,002.

(b)  Rate shown represents annualized 7-day yield as of March 31, 2026.

See Notes to Financial Statements.

WisdomTree Trust    91

Schedule of Investments (concluded) WisdomTree U.S. Total Dividend Fund (DTD) March 31, 2026

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,486,596,651	$—	$—	$1,486,596,651
Mutual Fund	—	1,097,453	—	1,097,453
Investment of Cash Collateral for Securities Loaned	—	2,845,363	—	2,845,363
Total Investments in Securities	$1,486,596,651	$3,942,816	$—	$1,490,539,467

See Notes to Financial Statements.

92    WisdomTree Trust

Schedule of Investments WisdomTree U.S. Value Fund (WTV) March 31, 2026
Investments	Shares	Value
COMMON STOCKS – 99.8%
United States – 98.6%
Automobiles – 1.7%
General Motors Co.	348,570	$25,968,465
Harley-Davidson, Inc.(a)	964,340	19,498,955
Total Automobiles		45,467,420
Banks – 2.6%
Citigroup, Inc.	365,892	41,495,812
Regions Financial Corp.	994,387	25,973,388
Total Banks		67,469,200
Beverages – 2.5%
Brown-Forman Corp., Class B(a)	442,345	11,695,602
Constellation Brands, Inc., Class A	143,142	21,471,300
Molson Coors Beverage Co., Class B	756,381	32,569,766
Total Beverages		65,736,668
Biotechnology – 0.4%
Halozyme Therapeutics, Inc.*	148,160	9,575,581
Broadline Retail – 0.7%
eBay, Inc.	210,203	19,132,677
Building Products – 1.7%
AO Smith Corp.(a)	250,147	16,494,693
Johnson Controls International PLC	92,987	12,176,648
Masco Corp.	241,431	14,575,189
Total Building Products		43,246,530
Capital Markets – 8.4%
Affiliated Managers Group, Inc.	78,859	21,820,285
Ameriprise Financial, Inc.	35,940	15,971,736
Bank of New York Mellon Corp.	155,734	18,474,725
Blackstone, Inc.	121,630	13,986,234
Blue Owl Capital, Inc.	1,570,716	14,340,637
Carlyle Group, Inc.	293,490	14,201,981
Charles Schwab Corp.	153,548	14,430,441
Franklin Resources, Inc.	760,513	17,963,317
Goldman Sachs Group, Inc.	18,292	15,474,849
Invesco Ltd.	1,342,431	32,607,649
MSCI, Inc.	22,892	12,339,017
Northern Trust Corp.	109,741	15,316,551
Raymond James Financial, Inc.	76,959	11,142,894
Total Capital Markets		218,070,316
Chemicals – 2.4%
DuPont de Nemours, Inc.	297,027	13,603,837
Mosaic Co.	1,472,723	37,554,436
PPG Industries, Inc.	109,212	11,672,579
Total Chemicals		62,830,852
Communications Equipment – 1.4%
Cisco Systems, Inc.	486,709	37,763,751
Construction & Engineering – 0.4%
Fluor Corp.*	221,479	10,331,995
Investments	Shares	Value
Consumer Finance – 1.3%
Capital One Financial Corp.	92,959	$16,958,510
Synchrony Financial	241,720	16,441,795
Total Consumer Finance		33,400,305
Consumer Staples Distribution & Retail – 3.7%
Albertsons Cos., Inc., Class A	1,171,038	19,954,487
Kroger Co.	344,490	24,927,296
Sysco Corp.	120,654	8,606,250
Target Corp.	363,208	44,020,810
Total Consumer Staples Distribution & Retail		97,508,843
Containers & Packaging – 2.1%
Avery Dennison Corp.	103,642	17,896,901
Ball Corp.	624,540	36,916,559
Total Containers & Packaging		54,813,460
Diversified REITs – 0.9%
WP Carey, Inc.	328,547	22,328,054
Diversified Telecommunication Services – 2.7%
AT&T, Inc.	1,150,223	33,344,965
Verizon Communications, Inc.	725,840	36,437,168
Total Diversified Telecommunication Services		69,782,133
Electric Utilities – 4.5%
Duke Energy Corp.	153,704	20,126,002
Edison International	462,128	33,818,527
Evergy, Inc.	190,290	15,588,557
Eversource Energy	256,322	17,757,988
FirstEnergy Corp.	348,041	17,631,757
Pinnacle West Capital Corp.(a)	123,926	12,485,544
Total Electric Utilities		117,408,375
Energy Equipment & Services – 1.2%
SLB Ltd.	626,079	32,174,200
Financial Services – 3.7%
Apollo Global Management, Inc.	127,478	14,203,599
Berkshire Hathaway, Inc., Class B*	73,158	35,057,314
Global Payments, Inc.	267,484	18,001,673
Jackson Financial, Inc., Class A	264,652	27,979,009
Total Financial Services		95,241,595
Food Products – 2.8%
Bunge Global SA	191,078	24,305,121
General Mills, Inc.	511,444	19,035,946
Kraft Heinz Co.	1,308,382	29,425,511
Total Food Products		72,766,578
Gas Utilities – 0.6%
UGI Corp.	419,763	15,287,768
Ground Transportation – 1.7%
JB Hunt Transport Services, Inc.	78,101	16,549,602
Ryder System, Inc.	132,894	27,204,731
Total Ground Transportation		43,754,333

See Notes to Financial Statements.

WisdomTree Trust    93

Schedule of Investments (continued) WisdomTree U.S. Value Fund (WTV) March 31, 2026
Investments	Shares	Value
Health Care Equipment & Supplies – 0.4%
Align Technology, Inc.*	58,539	$10,035,341
Health Care Providers & Services – 3.0%
Cigna Group	83,633	22,309,103
DaVita, Inc.*	216,995	33,349,961
HCA Healthcare, Inc.	45,846	21,696,161
Total Health Care Providers & Services		77,355,225
Health Care REITs – 1.0%
Healthpeak Properties, Inc.	1,642,029	26,978,536
Hotels, Restaurants & Leisure – 1.4%
Darden Restaurants, Inc.	99,186	19,444,423
MGM Resorts International*(a)	438,819	16,240,691
Total Hotels, Restaurants & Leisure		35,685,114
Household Products – 1.4%
Kimberly-Clark Corp.	193,002	18,618,903
Procter & Gamble Co.	127,516	18,418,411
Total Household Products		37,037,314
Industrial Conglomerates – 1.6%
3M Co.	106,386	15,450,439
Honeywell International, Inc.	111,396	25,178,838
Total Industrial Conglomerates		40,629,277
Industrial REITs – 0.7%
Lineage, Inc.	539,089	17,660,556
Insurance – 3.1%
Axis Capital Holdings Ltd.	189,707	19,238,187
Fidelity National Financial, Inc.	278,818	12,931,579
Hartford Insurance Group, Inc.	106,941	14,461,631
Old Republic International Corp.	297,431	11,867,497
Primerica, Inc.	44,653	11,184,683
Willis Towers Watson PLC	40,185	11,681,780
Total Insurance		81,365,357
Interactive Media & Services – 1.2%
Match Group, Inc.	674,198	20,704,621
Pinterest, Inc., Class A*	548,309	10,055,987
Total Interactive Media & Services		30,760,608
Leisure Products – 0.6%
Brunswick Corp.	228,029	16,591,390
Machinery – 3.5%
Donaldson Co., Inc.	115,313	9,786,614
Fortive Corp.	332,558	18,383,806
Illinois Tool Works, Inc.	70,232	18,280,687
Middleby Corp.*	123,675	16,396,832
Otis Worldwide Corp.	184,385	14,212,396
Snap-on, Inc.	39,451	14,329,392
Total Machinery		91,389,727
Oil, Gas & Consumable Fuels – 8.5%
Antero Midstream Corp.	1,126,143	25,676,060
Chevron Corp.	186,163	38,517,125
Investments	Shares	Value
EOG Resources, Inc.	137,617	$19,895,290
Exxon Mobil Corp.	184,417	31,288,188
HF Sinclair Corp.	392,128	24,464,866
Marathon Petroleum Corp.	93,361	22,796,889
Ovintiv, Inc.	445,027	26,416,803
Phillips 66	92,459	16,844,181
Valero Energy Corp.	65,445	16,170,150
Total Oil, Gas & Consumable Fuels		222,069,552
Passenger Airlines – 1.5%
Southwest Airlines Co.	1,024,736	38,499,331
Pharmaceuticals – 2.7%
Merck & Co., Inc.	304,212	36,593,662
Viatris, Inc.	2,487,148	33,601,369
Total Pharmaceuticals		70,195,031
Semiconductors & Semiconductor Equipment – 4.8%
NVIDIA Corp.	449,775	78,440,760
Qualcomm, Inc.	172,536	22,219,186
Skyworks Solutions, Inc.(a)	459,612	24,612,223
Total Semiconductors & Semiconductor Equipment		125,272,169
Software – 5.1%
Adobe, Inc.*	149,058	36,233,018
Salesforce, Inc.	275,688	51,462,679
Zoom Communications, Inc., Class A*	552,961	44,452,535
Total Software		132,148,232
Specialized REITs – 2.5%
Crown Castle, Inc.	228,988	18,619,014
Gaming & Leisure Properties, Inc.	568,861	25,240,363
VICI Properties, Inc.	785,750	21,466,690
Total Specialized REITs		65,326,067
Specialty Retail – 2.4%
Best Buy Co., Inc.	332,628	21,354,718
Gap, Inc.	620,161	15,007,896
Lithia Motors, Inc.	51,014	12,739,216
Penske Automotive Group, Inc.(a)	92,688	13,858,710
Total Specialty Retail		62,960,540
Technology Hardware, Storage & Peripherals – 2.0%
Dell Technologies, Inc., Class C	192,576	31,607,499
NetApp, Inc.	200,597	20,539,127
Total Technology Hardware, Storage & Peripherals		52,146,626
Textiles, Apparel & Luxury Goods – 1.3%
Lululemon Athletica, Inc.*	64,231	9,833,766
NIKE, Inc., Class B	455,107	24,038,752
Total Textiles, Apparel & Luxury Goods		33,872,518
Tobacco – 1.4%
Altria Group, Inc.	535,423	35,332,564
Wireless Telecommunication Services – 1.1%
T-Mobile U.S., Inc.	130,798	27,471,504
Total United States		2,564,873,213

See Notes to Financial Statements.

94    WisdomTree Trust

Schedule of Investments (concluded) WisdomTree U.S. Value Fund (WTV) March 31, 2026
Investments	Shares	Value
Bermuda – 0.7%
Insurance – 0.7%
RenaissanceRe Holdings Ltd.	57,005	$16,943,596
Sweden – 0.5%
Automobile Components – 0.5%
Autoliv, Inc.	131,526	13,831,274
TOTAL COMMON STOCKS (COST: $2,517,046,083)		2,595,648,083
MUTUAL FUND – 0.0%
United States – 0.0%
Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.54%(b) (Cost: $1,169,143)	1,169,143	1,169,143
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.5%
United States – 0.5%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%(b)	621,291	621,291
Investments	Shares	Value
WisdomTree Treasury Money Market Digital Fund, 3.43%(b)(c)	11,800,000	$11,800,000
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (COST: $12,421,291)		12,421,291
TOTAL INVESTMENTS IN SECURITIES – 100.3%
(Cost: $2,530,636,517)		2,609,238,517
Other Liabilities less Assets – (0.3)%		(8,669,531)
NET ASSETS – 100.0%		$2,600,568,986

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at March 31, 2026 (See Note 2). At March 31, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $20,807,524 and the total market value of the collateral held by the Fund was $21,382,638. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $8,961,347.

(b)  Rate shown represents annualized 7-day yield as of March 31, 2026.

(c)  Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended March 31, 2026 were as follows:

Affiliate	Value at 3/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2026	Securities Lending Income
WisdomTree Treasury Money Market Digital Fund	$—	$82,800,000	$71,000,000	$—	$—	$11,800,000	$51,190

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$2,595,648,083	$—	$—	$2,595,648,083
Mutual Fund	—	1,169,143	—	1,169,143
Investment of Cash Collateral for Securities Loaned	—	12,421,291	—	12,421,291
Total Investments in Securities	$2,595,648,083	$13,590,434	$—	$2,609,238,517

See Notes to Financial Statements.

WisdomTree Trust    95

Statements of Assets and Liabilities WisdomTree Trust March 31, 2026
	WisdomTree U.S. AI Enhanced Value Fund	WisdomTree U.S. High Dividend Fund	WisdomTree U.S. LargeCap Dividend Fund	WisdomTree U.S. LargeCap Fund
ASSETS:
Investments in securities, at cost	$356,582,094	$1,251,451,942	$4,213,436,717	$1,044,416,121
Investments in securities, at value[1,2] (Note 2)	373,323,740	1,431,929,326	5,642,840,628	1,340,939,406
Cash	1	—	782	41
Receivables:
Investment securities sold[3]	27,328,249	—	—	—
Dividends	640,751	3,653,600	4,938,007	706,377
Securities lending income	654	3,459	5,453	1,436
Foreign tax reclaims	3,414	—	—	—
Total Assets	401,296,809	1,435,586,385	5,647,784,870	1,341,647,260
LIABILITIES:
Payables:
Cash collateral received for securities loaned (Note 2)	—	4,068,660	300,837	188,367
Investment securities purchased	27,595,890	—	—	—
Advisory fees (Note 3)	123,773	458,069	1,351,563	92,189
Service fees (Note 2)	1,433	5,310	21,239	5,072
Total Liabilities	27,721,096	4,532,039	1,673,639	285,628
NET ASSETS	$373,575,713	$1,431,054,346	$5,646,111,231	$1,341,361,632
NET ASSETS:
Paid-in capital	$431,711,337	$1,452,392,717	$4,608,039,001	$1,142,743,930
Total distributable earnings (loss)	(58,135,624)	(21,338,371)	1,038,072,230	198,617,702
NET ASSETS	$373,575,713	$1,431,054,346	$5,646,111,231	$1,341,361,632
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	3,225,000	13,100,000	63,200,000	19,700,000
Net asset value per share	$115.84	$109.24	$89.34	$68.09
[1] Includes market value of securities out on loan of:	$3,040,547	$27,896,875	$43,469,106	$7,116,647
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information)
[3] Includes market value of securities out on loan, which were sold and pending settlement, of:	$1,416,846	$—	$—	$—

See Notes to Financial Statements.

96    WisdomTree Trust

Statements of Assets and Liabilities (continued) WisdomTree Trust March 31, 2026
	WisdomTree U.S. MidCap Dividend Fund	WisdomTree U.S. MidCap Fund	WisdomTree U.S. MidCap Quality Growth Fund	WisdomTree U.S. Multifactor Fund
ASSETS:
Investments in securities, at cost	$3,275,679,372	$757,716,077	$2,021,077	$343,215,606
Investments in affiliates, at cost (Note 3)	22,800,000	—	—	—
Investments in securities, at value[1,2] (Note 2)	3,713,518,563	832,888,083	2,032,150	348,538,430
Investments in affiliates, at value (Note 3)	22,800,000	—	—	—
Cash	4	—	—	—
Receivables:
Investment securities sold[3]	—	—	—	2,472,885
Dividends	7,399,109	678,132	509	216,324
Securities lending income	14,464	8,438	30	1,026
Total Assets	3,743,732,140	833,574,653	2,032,689	351,228,665
LIABILITIES:
Payables:
Cash collateral received for securities loaned (Note 2)	24,014,200	4,053,228	—	792,050
Capital shares redeemed	—	—	—	2,467,249
Advisory fees (Note 3)	1,206,037	268,156	601	85,820
Service fees (Note 2)	13,989	3,107	7	1,351
Total Liabilities	25,234,226	4,324,491	608	3,346,470
NET ASSETS	$3,718,497,914	$829,250,162	$2,032,081	$347,882,195
NET ASSETS
Paid-in capital	$4,023,776,480	$890,939,618	$2,272,429	$395,356,788
Total distributable earnings (loss)	(305,278,566)	(61,689,456)	(240,348)	(47,474,593)
NET ASSETS	$3,718,497,914	$829,250,162	$2,032,081	$347,882,195
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	70,750,000	12,350,000	75,000	7,050,000
Net asset value per share	$52.56	$67.15	$27.09	$49.34
[1] Includes market value of securities out on loan of:	$165,989,027	$42,337,911	$321,920	$7,988,454
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information)
[3] Includes market value of securities out on loan, which were sold and pending settlement, of:	$—	$—	$—	$39,650

See Notes to Financial Statements.

WisdomTree Trust    97

Statements of Assets and Liabilities (continued) WisdomTree Trust March 31, 2026
	WisdomTree U.S. Quality Dividend Growth Fund	WisdomTree U.S. Quality Growth Fund	WisdomTree U.S. SmallCap Dividend Fund	WisdomTree U.S. SmallCap Fund
ASSETS:
Investments in securities, at cost	$13,249,741,278	$2,011,444,446	$1,723,852,052	$593,426,699
Investments in affiliates, at cost (Note 3)	—	—	15,177,782	11,039,712
Investments in securities, at value[1,2] (Note 2)	15,368,543,680	2,091,314,309	1,939,996,521	630,221,942
Investments in affiliates, at value (Note 3)	—	—	15,198,132	11,082,163
Cash	1	659,298	16,088	174
Receivables:
Investment securities sold	—	—	—	841,194
Capital shares sold	4,392,705	—	—	—
Dividends	9,682,961	181,214	2,707,249	496,856
Securities lending income	4,954	859	23,136	11,675
Total Assets	15,382,624,301	2,092,155,680	1,957,941,126	642,654,004
LIABILITIES:
Payables:
Cash collateral received for securities loaned (Note 2)	494	6,828	15,467,427	9,361,483
Investment securities purchased	4,390,394	659,299	—	—
Advisory fees (Note 3)	3,707,929	507,384	623,711	202,167
Service fees (Note 2)	58,269	7,973	7,244	2,367
Total Liabilities	8,157,086	1,181,484	16,098,382	9,566,017
NET ASSETS	$15,374,467,215	$2,090,974,196	$1,941,842,744	$633,087,987
NET ASSETS:
Paid-in capital	$14,151,157,920	$2,097,981,750	$2,218,049,328	$721,515,516
Total distributable earnings (loss)	1,223,309,295	(7,007,554)	(276,206,584)	(88,427,529)
NET ASSETS	$15,374,467,215	$2,090,974,196	$1,941,842,744	$633,087,987
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	175,000,000	39,150,000	54,050,000	10,900,000
Net asset value per share	$87.85	$53.41	$35.93	$58.08
[1] Includes market value of securities out on loan of:	$72,873,198	$7,609,113	$85,015,497	$42,297,356
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information)

See Notes to Financial Statements.

98    WisdomTree Trust

Statements of Assets and Liabilities (concluded) WisdomTree Trust March 31, 2026
	WisdomTree U.S. SmallCap Quality Dividend Growth Fund	WisdomTree U.S. SmallCap Quality Growth Fund	WisdomTree U.S. Total Dividend Fund	WisdomTree U.S. Value Fund
ASSETS:
Investments in securities, at cost	$344,682,308	$9,412,640	$1,077,795,526	$2,518,836,517
Investments in affiliates, at cost (Note 3)	—	—	—	11,800,000
Investments in securities, at value[1,2] (Note 2)	359,161,371	9,840,173	1,490,539,467	2,597,438,517
Investments in affiliates, at value (Note 3)	—	—	—	11,800,000
Cash	—	—	247	—
Receivables:
Dividends	368,154	2,394	1,497,759	4,012,197
Securities lending income	3,425	340	1,840	6,750
Total Assets	359,532,950	9,842,907	1,492,039,313	2,613,257,464
LIABILITIES:
Payables:
Cash collateral received for securities loaned (Note 2)	—	74,488	2,845,363	12,421,291
Advisory fees (Note 3)	116,861	3,181	356,944	257,728
Service fees (Note 2)	1,353	37	5,609	9,459
Total Liabilities	118,214	77,706	3,207,916	12,688,478
NET ASSETS	$359,414,736	$9,765,201	$1,488,831,397	$2,600,568,986
NET ASSETS:
Paid-in capital	$405,474,906	$10,445,965	$1,210,941,928	$2,601,761,173
Total distributable earnings (loss)	(46,060,170)	(680,764)	277,889,469	(1,192,187)
NET ASSETS	$359,414,736	$9,765,201	$1,488,831,397	$2,600,568,986
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	6,785,000	350,000	17,250,000	27,460,000
Net asset value per share	$52.97	$27.90	$86.31	$94.70
[1] Includes market value of securities out on loan of:	$5,007,498	$2,401,733	$15,765,025	$20,807,524
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information)

See Notes to Financial Statements.

WisdomTree Trust    99

Statements of Operations WisdomTree Trust For the Year Ended March 31, 2026
	WisdomTree U.S. AI Enhanced Value Fund	WisdomTree U.S. High Dividend Fund	WisdomTree U.S. LargeCap Dividend Fund	WisdomTree U.S. LargeCap Fund
INVESTMENT INCOME:
Dividends	$7,820,691	$50,841,882	$120,741,202	$17,899,871
Dividends from affiliates (Note 3)	—	20,982	93,146	25,510
Securities lending income, net (Note 2)[1]	8,322	49,799	60,563	9,733
Less: Foreign withholding taxes on dividends	(13,748)	(10,899)	—	(6,553)
Total investment income	7,815,265	50,901,764	120,894,911	17,928,561
EXPENSES:
Advisory fees (Note 3)	1,460,011	4,909,621	14,803,094	990,125
Service fees (Note 2)	16,905	56,848	232,620	54,457
Total expenses	1,476,916	4,966,469	15,035,714	1,044,582
Expense waivers (Note 3)	—	(1,500)	(3,832)	(15)
Expense waivers – contractual (Note 3)	—	—	—	(16)
Net expenses	1,476,916	4,964,969	15,031,882	1,044,551
Net investment income	6,338,349	45,936,795	105,863,029	16,884,010
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions	14,387,320	(22,679,354)	(50,718,743)	(10,963,722)
Investment transactions in affiliates (Note 3)	—	(152,595)	551,960	(6,378)
In-kind redemptions	4,621,120	117,104,206	308,624,791	86,425,476
Net realized gain	19,008,440	94,272,257	258,458,008	75,455,376
Net increase (decrease) in net unrealized appreciation/depreciation:
Investment transactions	1,437,825	40,483,290	366,118,122	79,939,748
Investment transactions in affiliates (Note 3)	—	29,404	(163,833)	(93,552)
Net increase in unrealized appreciation/depreciation	1,437,825	40,512,694	365,954,289	79,846,196
Net realized and unrealized gain on investments	20,446,265	134,784,951	624,412,297	155,301,572
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$26,784,614	$180,721,746	$730,275,326	$172,185,582
[1] Includes securities lending income from affiliate of:	$—	$—	$—	$295

See Notes to Financial Statements.

100 WisdomTree Trust

Statements of Operations (continued) WisdomTree Trust For the Year Ended March 31, 2026
	WisdomTree U.S. MidCap Dividend Fund	WisdomTree U.S. MidCap Fund	WisdomTree U.S. MidCap Quality Growth Fund	WisdomTree U.S. Multifactor Fund
INVESTMENT INCOME:
Dividends	$106,275,571	$14,678,234	$12,990	$6,318,747
Dividends from affiliates (Note 3)	179,810	56,745	—	—
Securities lending income, net (Note 2)[1]	252,281	62,169	267	9,560
Less: Foreign withholding taxes on dividends	(52,564)	(10,044)	—	—
Total investment income	106,655,098	14,787,104	13,257	6,328,307
EXPENSES:
Advisory fees (Note 3)	14,096,481	3,038,528	5,413	1,073,579
Service fees (Note 2)	163,222	35,183	63	16,871
Total expenses	14,259,703	3,073,711	5,476	1,090,450
Expense waivers (Note 3)	(16,619)	(3,506)	—	—
Expense waivers – contractual (Note 3)	(4,207)	(1,439)	—	(144)
Net expenses	14,238,877	3,068,766	5,476	1,090,306
Net investment income	92,416,221	11,718,338	7,781	5,238,001
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions	(145,154,894)	(9,976,793)	(137,245)	(8,630,209)
Investment transactions in affiliates (Note 3)	792,555	86,280	—	—
In-kind redemptions	252,764,026	66,292,119	114,824	29,421,023
Futures contracts	—	29,555	—	41,402
Net realized gain (loss)	108,401,687	56,431,161	(22,421)	20,832,216
Net increase (decrease) in net unrealized appreciation/depreciation:
Investment transactions	123,212,583	36,110,236	82,545	(21,038,386)
Investment transactions in affiliates (Note 3)	(107,715)	32,222	—	—
Net increase (decrease) in unrealized appreciation/depreciation	123,104,868	36,142,458	82,545	(21,038,386)
Net realized and unrealized gain (loss) on investments	231,506,555	92,573,619	60,124	(206,170)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$323,922,776	$104,291,957	$67,905	$5,031,831
[1] Includes securities lending income from affiliate of:	$82,758	$24,251	$—	$2,611

See Notes to Financial Statements.

WisdomTree Trust    101

Statements of Operations (continued) WisdomTree Trust For the Year Ended March 31, 2026
	WisdomTree U.S. Quality Dividend Growth Fund	WisdomTree U.S. Quality Growth Fund	WisdomTree U.S. SmallCap Dividend Fund	WisdomTree U.S. SmallCap Fund
INVESTMENT INCOME:
Dividends	$269,848,909	$6,651,877	$58,907,551	$10,533,038
Dividends from affiliates (Note 3)	—	—	65,920	23,427
Securities lending income, net (Note 2)[1]	131,905	19,163	197,492	198,873
Less: Foreign withholding taxes on dividends	(42,244)	—	(72,933)	(19,191)
Total investment income	269,938,570	6,671,040	59,098,030	10,736,147
EXPENSES:
Advisory fees (Note 3)	44,181,203	4,883,952	7,092,300	2,334,074
Service fees (Note 2)	694,276	76,747	82,121	27,026
Total expenses	44,875,479	4,960,699	7,174,421	2,361,100
Expense waivers (Note 3)	—	—	(3,448)	(2,025)
Expense waivers – contractual (Note 3)	(327)	(7)	(16,400)	(8,248)
Net expenses	44,875,152	4,960,692	7,154,573	2,350,827
Net investment income	225,063,418	1,710,348	51,943,457	8,385,320
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions	(223,968,577)	(74,403,694)	(11,657,108)	(25,587,922)
Investment transactions in affiliates (Note 3)	—	—	(263,289)	1,690
In-kind redemptions	1,648,876,191	146,406,768	33,118,915	57,698,194
Net realized gain	1,424,907,614	72,003,074	21,198,518	32,111,962
Net increase (decrease) in net unrealized appreciation/depreciation:
Investment transactions	135,764,029	148,576,897	199,329,607	74,849,621
Investment transactions in affiliates (Note 3)	—	—	93,628	42,451
Net increase in unrealized appreciation/depreciation	135,764,029	148,576,897	199,423,235	74,892,072
Net realized and unrealized gain on investments	1,560,671,643	220,579,971	220,621,753	107,004,034
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,785,735,061	$222,290,319	$272,565,210	$115,389,354
[1] Includes securities lending income from affiliate of:	$6,880	$129	$318,571	$154,153

See Notes to Financial Statements.

102    WisdomTree Trust

Statements of Operations (concluded) WisdomTree Trust For the Year Ended March 31, 2026
	WisdomTree U.S. SmallCap Quality Dividend Growth Fund	WisdomTree U.S. SmallCap Quality Growth Fund	WisdomTree U.S. Total Dividend Fund	WisdomTree U.S. Value Fund
INVESTMENT INCOME:
Dividends	$10,321,846	$93,586	$33,821,180	$40,947,172
Securities lending income, net (Note 2)[1]	36,496	4,197	21,996	37,834
Less: Foreign withholding taxes on dividends	—	—	(4,748)	(172)
Total investment income	10,358,342	97,783	33,838,428	40,984,834
EXPENSES:
Advisory fees (Note 3)	1,366,749	34,688	3,996,714	2,119,731
Service fees (Note 2)	15,826	401	62,806	77,723
Total expenses	1,382,575	35,089	4,059,520	2,197,454
Expense waivers – contractual (Note 3)	(311)	—	—	(2,916)
Net expenses	1,382,264	35,089	4,059,520	2,194,538
Net investment income	8,976,078	62,694	29,778,908	38,790,296
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions	(13,215,531)	(802,482)	411,742	(46,147,993)
In-kind redemptions	6,894,372	839,856	79,158,233	196,083,043
Net realized gain (loss)	(6,321,159)	37,374	79,569,975	149,935,050
Net increase (decrease) in net unrealized appreciation/depreciation:
Investment transactions	52,175,277	1,181,802	83,699,171	72,649,422
Net increase in unrealized appreciation/depreciation	52,175,277	1,181,802	83,699,171	72,649,422
Net realized and unrealized gain on investments	45,854,118	1,219,176	163,269,146	222,584,472
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$54,830,196	$1,281,870	$193,048,054	$261,374,768
[1] Includes securities lending income from affiliate of:	$6,746	$—	$—	$51,190

See Notes to Financial Statements.

WisdomTree Trust    103

Statements of Changes in Net Assets WisdomTree Trust
	WisdomTree U.S. AI Enhanced Value Fund		WisdomTree U.S. High Dividend Fund
	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$6,338,349	$8,042,045	$45,936,795	$41,889,750
Net realized gain on investments	19,008,440	40,903,195	94,272,257	69,404,019
Net increase (decrease) in net unrealized appreciation/depreciation on investments	1,437,825	(11,757,108)	40,512,694	81,218,274
Net increase in net assets resulting from operations	26,784,614	37,188,132	180,721,746	192,512,043
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(6,186,745)	(7,753,647)	(45,263,928)	(42,463,307)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	—	7,385,328	395,558,510	307,290,050
Cost of shares redeemed	(34,204,755)	(28,812,479)	(337,363,542)	(320,144,221)
Net increase (decrease) in net assets resulting from capital share transactions	(34,204,755)	(21,427,151)	58,194,968	(12,854,171)
Net Increase (Decrease) in Net Assets	(13,606,886)	8,007,334	193,652,786	137,194,565
NET ASSETS:
Beginning of year	$387,182,599	$379,175,265	$1,237,401,560	$1,100,206,995
End of year	$373,575,713	$387,182,599	$1,431,054,346	$1,237,401,560
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of year	3,525,000	3,725,000	12,500,000	12,700,000
Shares created	—	75,000	3,900,000	3,150,000
Shares redeemed	(300,000)	(275,000)	(3,300,000)	(3,350,000)
Shares outstanding, end of year	3,225,000	3,525,000	13,100,000	12,500,000

See Notes to Financial Statements.

104    WisdomTree Trust

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree U.S. LargeCap Dividend Fund		WisdomTree U.S. LargeCap Fund
	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$105,863,029	$89,242,207	$16,884,010	$15,141,593
Net realized gain on investments	258,458,008	382,820,519	75,455,376	51,072,036
Net increase in net unrealized appreciation/depreciation on investments	365,954,289	6,773,534	79,846,196	9,418,856
Net increase in net assets resulting from operations	730,275,326	478,836,260	172,185,582	75,632,485
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(106,227,776)	(89,467,860)	(16,822,250)	(14,963,900)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	1,011,015,491	1,132,610,635	303,980,928	267,453,377
Cost of shares redeemed	(684,315,778)	(840,276,816)	(157,299,900)	(139,552,920)
Net increase in net assets resulting from capital share transactions	326,699,713	292,333,819	146,681,028	127,900,457
Net Increase in Net Assets	950,747,263	681,702,219	302,044,360	188,569,042
NET ASSETS:
Beginning of year	$4,695,363,968	$4,013,661,749	$1,039,317,272	$850,748,230
End of year	$5,646,111,231	$4,695,363,968	$1,341,361,632	$1,039,317,272
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of year	59,150,000	55,600,000	17,550,000	15,350,000
Shares created	11,850,000	14,250,000	4,450,000	4,400,000
Shares redeemed	(7,800,000)	(10,700,000)	(2,300,000)	(2,200,000)
Shares outstanding, end of year	63,200,000	59,150,000	19,700,000	17,550,000

See Notes to Financial Statements.

WisdomTree Trust    105

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree U.S. MidCap Dividend Fund		WisdomTree U.S. MidCap Fund
	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$92,416,221	$86,782,926	$11,718,338	$10,171,957
Net realized gain on investments and futures contracts	108,401,687	354,399,453	56,431,161	81,644,638
Net increase (decrease) in net unrealized appreciation/depreciation on investments	123,104,868	(312,584,678)	36,142,458	(101,477,009)
Net increase (decrease) in net assets resulting from operations	323,922,776	128,597,701	104,291,957	(9,660,414)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(91,388,117)	(85,841,815)	(11,592,668)	(9,988,943)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	433,688,188	868,464,074	160,732,907	182,860,087
Cost of shares redeemed	(571,158,604)	(945,904,311)	(171,580,042)	(243,504,950)
Net decrease in net assets resulting from capital share transactions	(137,470,416)	(77,440,237)	(10,847,135)	(60,644,863)
Net Increase (Decrease) in Net Assets	95,064,243	(34,684,351)	81,852,154	(80,294,220)
NET ASSETS:
Beginning of year	$3,623,433,671	$3,658,118,022	$747,398,008	$827,692,228
End of year	$3,718,497,914	$3,623,433,671	$829,250,162	$747,398,008
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of year	73,250,000	74,950,000	12,550,000	13,550,000
Shares created	8,450,000	16,200,000	2,400,000	2,800,000
Shares redeemed	(10,950,000)	(17,900,000)	(2,600,000)	(3,800,000)
Shares outstanding, end of year	70,750,000	73,250,000	12,350,000	12,550,000

See Notes to Financial Statements.

106    WisdomTree Trust

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree U.S. MidCap Quality Growth Fund		WisdomTree U.S. Multifactor Fund
	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$7,781	$12,818	$5,238,001	$4,494,684
Net realized gain (loss) on investments and futures contracts	(22,421)	109,713	20,832,216	34,450,129
Net increase (decrease) in net unrealized appreciation/depreciation on investments	82,545	(379,527)	(21,038,386)	(13,848,146)
Net increase (decrease) in net assets resulting from operations	67,905	(256,996)	5,031,831	25,096,667
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(7,252)	(15,667)	(5,257,063)	(4,567,980)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	1,423,869	732,894	111,289,924	241,782,045
Cost of shares redeemed	(718,140)	(3,381,981)	(133,238,961)	(184,184,308)
Net increase (decrease) in net assets resulting from capital share transactions	705,729	(2,649,087)	(21,949,037)	57,597,737
Net Increase (Decrease) in Net Assets	766,382	(2,921,750)	(22,174,269)	78,126,424
NET ASSETS:
Beginning of year	$1,265,699	$4,187,449	$370,056,464	$291,930,040
End of year	$2,032,081	$1,265,699	$347,882,195	$370,056,464
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of year	50,000	150,000	7,450,000	6,275,000
Shares created	50,000	25,000	2,200,000	4,975,000
Shares redeemed	(25,000)	(125,000)	(2,600,000)	(3,800,000)
Shares outstanding, end of year	75,000	50,000	7,050,000	7,450,000

See Notes to Financial Statements.

WisdomTree Trust    107

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree U.S. Quality Dividend Growth Fund		WisdomTree U.S. Quality Growth Fund
	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$225,063,418	$227,522,351	$1,710,348	$1,350,483
Net realized gain on investments and futures contracts	1,424,907,614	1,047,647,595	72,003,074	60,564,254
Net increase (decrease) in net unrealized appreciation/depreciation on investments	135,764,029	(463,522,117)	148,576,897	(101,937,372)
Net increase (decrease) in net assets resulting from operations	1,785,735,061	811,647,829	222,290,319	(40,022,635)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(228,774,330)	(223,889,726)	(1,805,000)	(987,921)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	3,927,227,660	5,322,155,842	1,450,467,639	839,555,307
Cost of shares redeemed	(4,917,441,466)	(3,803,780,834)	(447,754,271)	(280,101,801)
Net increase (decrease) in net assets resulting from capital share transactions	(990,213,806)	1,518,375,008	1,002,713,368	559,453,506
Net Increase in Net Assets	566,746,925	2,106,133,111	1,223,198,687	518,442,950
NET ASSETS:
Beginning of year	$14,807,720,290	$12,701,587,179	$867,775,509	$349,332,559
End of year	$15,374,467,215	$14,807,720,290	$2,090,974,196	$867,775,509
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of year	185,500,000	166,650,000	19,750,000	8,500,000
Shares created	44,550,000	64,250,000	27,250,000	17,425,000
Shares redeemed	(55,050,000)	(45,400,000)	(7,850,000)	(6,175,000)
Shares outstanding, end of year	175,000,000	185,500,000	39,150,000	19,750,000

See Notes to Financial Statements.

108    WisdomTree Trust

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree U.S. SmallCap Dividend Fund		WisdomTree U.S. SmallCap Fund
	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$51,943,457	$55,050,829	$8,385,320	$8,930,204
Net realized gain on investments and futures contracts	21,198,518	128,558,596	32,111,962	64,510,547
Net increase (decrease) in net unrealized appreciation/depreciation on investments	199,423,235	(171,085,299)	74,892,072	(79,471,183)
Net increase (decrease) in net assets resulting from operations	272,565,210	12,524,126	115,389,354	(6,030,432)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(51,140,351)	(57,580,562)	(8,032,738)	(8,754,702)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	34,302,573	411,083,071	109,180,983	149,639,833
Cost of shares redeemed	(165,130,353)	(511,219,468)	(156,378,997)	(210,740,107)
Net decrease in net assets resulting from capital share transactions	(130,827,780)	(100,136,397)	(47,198,014)	(61,100,274)
Net Increase (Decrease) in Net Assets	90,597,079	(145,192,833)	60,158,602	(75,885,408)
NET ASSETS:
Beginning of year	$1,851,245,665	$1,996,438,498	$572,929,385	$648,814,793
End of year	$1,941,842,744	$1,851,245,665	$633,087,987	$572,929,385
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of year	57,950,000	61,050,000	11,750,000	12,950,000
Shares created	1,100,000	11,350,000	1,950,000	2,650,000
Shares redeemed	(5,000,000)	(14,450,000)	(2,800,000)	(3,850,000)
Shares outstanding, end of year	54,050,000	57,950,000	10,900,000	11,750,000

See Notes to Financial Statements.

WisdomTree Trust    109

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree U.S. SmallCap Quality Dividend Growth Fund		WisdomTree U.S. SmallCap Quality Growth Fund
	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$8,976,078	$9,628,189	$62,694	$33,376
Net realized gain (loss) on investments and futures contracts	(6,321,159)	47,485,008	37,374	211,108
Net increase (decrease) in net unrealized appreciation/depreciation on investments	52,175,277	(77,020,597)	1,181,802	(814,761)
Net increase (decrease) in net assets resulting from operations	54,830,196	(19,907,400)	1,281,870	(570,277)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(9,309,431)	(9,512,044)	(62,699)	(24,285)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	24,181,460	273,442,573	4,010,347	8,696,245
Cost of shares redeemed	(91,582,198)	(210,549,382)	(2,779,863)	(2,098,215)
Net increase (decrease) in net assets resulting from capital share transactions	(67,400,738)	62,893,191	1,230,484	6,598,030
Net Increase (Decrease) in Net Assets	(21,879,973)	33,473,747	2,449,655	6,003,468
NET ASSETS:
Beginning of year	$381,294,709	$ 347,820,962	$7,315,546	$1,312,078
End of year	$359,414,736	$ 381,294,709	$9,765,201	$7,315,546
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of year	8,205,000	7,005,000	300,000	50,000
Shares created	480,000	5,160,000	150,000	325,000
Shares redeemed	(1,900,000)	(3,960,000)	(100,000)	(75,000)
Shares outstanding, end of year	6,785,000	8,205,000	350,000	300,000

See Notes to Financial Statements.

110    WisdomTree Trust

Statements of Changes in Net Assets (concluded) WisdomTree Trust
	WisdomTree U.S. Total Dividend Fund		WisdomTree U.S. Value Fund
	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$29,778,908	$27,839,351	$38,790,296	$8,622,271
Net realized gain on investments	79,569,975	97,414,714	149,935,050	43,448,253
Net increase (decrease) in net unrealized appreciation/depreciation on investments	83,699,171	9,962,732	72,649,422	(30,426,219)
Net increase in net assets resulting from operations	193,048,054	135,216,797	261,374,768	21,644,305
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(29,763,652)	(27,739,285)	(37,638,941)	(8,103,190)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	146,364,022	223,568,473	2,458,780,494	730,943,168
Cost of shares redeemed	(160,557,626)	(215,278,726)	(907,269,678)	(196,307,650)
Net increase (decrease) in net assets resulting from capital share transactions	(14,193,604)	8,289,747	1,551,510,816	534,635,518
Net Increase in Net Assets	149,090,798	115,767,259	1,775,246,643	548,176,633
NET ASSETS:
Beginning of year	$1,339,740,599	$1,223,973,340	$825,322,343	$277,145,710
End of year	$1,488,831,397	$1,339,740,599	$2,600,568,986	$825,322,343
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of year	17,400,000	17,300,000	10,050,000	3,670,000
Shares created	1,800,000	2,850,000	27,150,000	8,710,000
Shares redeemed	(1,950,000)	(2,750,000)	(9,740,000)	(2,330,000)
Shares outstanding, end of year	17,250,000	17,400,000	27,460,000	10,050,000

See Notes to Financial Statements.

WisdomTree Trust    111

Financial Highlights WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree U.S. AI Enhanced Value Fund	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022[1]
Net asset value, beginning of year	$109.84	$101.79	$91.65	$99.02	$94.15
Investment Operations:
Net investment income[2]	1.87	2.21	2.35	2.01	2.70
Net realized and unrealized gain (loss)	5.97	7.97	10.19	(7.31)	4.95
Total from investment operations	7.84	10.18	12.54	(5.30)	7.65
Dividends to shareholders:
Net investment income	(1.84)	(2.13)	(2.40)	(2.07)	(2.78)
Net asset value, end of year	$115.84	$109.84	$101.79	$91.65	$99.02
TOTAL RETURN[3]	7.18%	10.09%	13.93%	(5.25)%	8.19%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$373,576	$387,183	$379,175	$396,367	$492,636
Ratio to average net assets of:
Expenses[5]	0.38%	0.38%[4]	0.38%[4]	0.38%[4]	0.38%[4]
Net investment income	1.65%	2.07%	2.53%	2.17%	2.76%
Portfolio turnover rate[6]	94%	125%	127%	150%	96%[7,8]
WisdomTree U.S. High Dividend Fund	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022
Net asset value, beginning of year	$98.99	$86.63	$82.28	$87.98	$76.26
Investment Operations:
Net investment income[2]	3.58	3.38	3.40	3.26	2.88
Net realized and unrealized gain (loss)	10.19	12.40	4.23	(5.45)	11.30
Total from investment operations	13.77	15.78	7.63	(2.19)	14.18
Dividends to shareholders:
Net investment income	(3.52)	(3.42)	(3.28)	(3.51)	(2.46)
Net asset value, end of year	$109.24	$98.99	$86.63	$82.28	$87.98
TOTAL RETURN[3]	14.30%	18.60%	9.68%	(2.49)%	18.96%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$1,431,054	$1,237,402	$1,100,207	$1,337,100	$1,024,960
Ratio to average net assets of:
Expenses[4,5]	0.38%	0.38%	0.38%	0.38%	0.38%
Net investment income	3.56%	3.68%	4.23%	3.84%	3.56%
Portfolio turnover rate[6]	38%	38%	30%	47%	38%

1   The information reflects the investment objective and strategy of the WisdomTree U.S. Dividend ex-Financials Fund through January 17, 2022 and the investment objective and strategy of the WisdomTree U.S. AI Enhanced Value Fund thereafter.

2   Based on average shares outstanding.

3   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

4   The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

5   Does not include expenses of the underlying investment companies in which the Fund invests.

6   Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

7   The increase in the portfolio turnover rate was primarily a result of the change in investment objective and strategy on January 18, 2022.

8   On January 7, 2022, Voya Investment Management Co., LLC replaced Mellon Investments Corporation as sub-advisor to the Fund.

See Notes to Financial Statements.

112    WisdomTree Trust

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree U.S. LargeCap Dividend Fund	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022[1]
Net asset value, beginning of year	$79.38	$72.19	$61.86	$65.66	$57.27
Investment Operations:
Net investment income[2]	1.71	1.59	1.60	1.59	1.42
Net realized and unrealized gain (loss)	9.96	7.19	10.30	(3.74)	8.33
Total from investment operations	11.67	8.78	11.90	(2.15)	9.75
Dividends to shareholders:
Net investment income	(1.71)	(1.59)	(1.57)	(1.65)	(1.36)
Net asset value, end of year	$89.34	$79.38	$72.19	$61.86	$65.66
TOTAL RETURN[3]	14.83%	12.26%	19.57%	(3.22)%	17.16%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$5,646,111	$4,695,364	$4,013,662	$3,470,408	$3,427,240
Ratio to average net assets of:
Expenses[4,5]	0.28%	0.28%	0.28%	0.28%	0.28%
Net investment income	2.00%	2.08%	2.49%	2.58%	2.28%
Portfolio turnover rate[6]	17%	16%	15%	20%	19%
WisdomTree U.S. LargeCap Fund	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022
Net asset value, beginning of year	$59.22	$55.42	$43.76	$48.23	$43.29
Investment Operations:
Net investment income[2]	0.91	0.91	0.87	0.84	0.78
Net realized and unrealized gain (loss)	8.86	3.78	11.67	(4.48)	4.92
Total from investment operations	9.77	4.69	12.54	(3.64)	5.70
Dividends to shareholders:
Net investment income	(0.90)	(0.89)	(0.88)	(0.83)	(0.76)
Net asset value, end of year	$68.09	$59.22	$55.42	$43.76	$48.23
TOTAL RETURN[3]	16.52%	8.46%	28.94%	(7.42)%	13.19%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$1,341,362	$1,039,317	$850,748	$658,635	$696,953
Ratio to average net assets of:
Expenses[5]	0.08%[4]	0.08%	0.08%	0.08%	0.08%
Net investment income	1.36%	1.54%	1.83%	1.95%	1.65%
Portfolio turnover rate[6]	15%	16%	14%	22%	22%

1   Per share amounts were adjusted to reflect a 2:1 share split effective December 23, 2021.

2   Based on average shares outstanding.

3   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

4   The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

5   Does not include expenses of the underlying investment companies in which the Fund invests.

6   Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Trust    113

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree U.S. MidCap Dividend Fund	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022
Net asset value, beginning of year	$49.47	$48.81	$41.02	$44.31	$40.40
Investment Operations:
Net investment income[1]	1.28	1.18	1.14	1.19	0.99
Net realized and unrealized gain (loss)	3.08	0.65	7.78	(3.27)	3.89
Total from investment operations	4.36	1.83	8.92	(2.08)	4.88
Dividends to shareholders:
Net investment income	(1.27)	(1.17)	(1.13)	(1.21)	(0.97)
Net asset value, end of year	$52.56	$49.47	$48.81	$41.02	$44.31
TOTAL RETURN[2]	8.91%	3.74%	22.17%	(4.56)%	12.17%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$3,718,498	$3,623,434	$3,658,118	$3,220,003	$3,210,599
Ratio to average net assets of:
Expenses[3,4]	0.38%	0.38%	0.38%	0.38%	0.38%
Net investment income	2.49%	2.35%	2.67%	2.85%	2.31%
Portfolio turnover rate[5]	34%	27%	26%	40%	38%
WisdomTree U.S. MidCap Fund	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022
Net asset value, beginning of year	$59.55	$61.08	$49.77	$54.66	$50.86
Investment Operations:
Net investment income[1]	0.95	0.78	0.76	0.75	0.72
Net realized and unrealized gain (loss)	7.58	(1.55)	11.32	(4.90)	3.81
Total from investment operations	8.53	(0.77)	12.08	(4.15)	4.53
Dividends to shareholders:
Net investment income	(0.93)	(0.76)	(0.77)	(0.74)	(0.73)
Net asset value, end of year	$67.15	$59.55	$61.08	$49.77	$54.66
TOTAL RETURN[2]	14.39%	(1.27)%	24.47%	(7.50)%	8.93%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$829,250	$747,398	$827,692	$716,692	$811,672
Ratio to average net assets of:
Expenses[3,4]	0.38%	0.38%	0.38%	0.38%	0.38%
Net investment income	1.47%	1.27%	1.42%	1.50%	1.34%
Portfolio turnover rate[5]	39%	40%	32%	40%	50%

1Based on average shares outstanding.

2Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

3The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

4Does not include expenses of the underlying investment companies in which the Fund invests.

5Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

114    WisdomTree Trust

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree U.S. MidCap Quality Growth Fund	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025	For the Period January 25, 2024* through March 31, 2024
Net asset value, beginning of period	$25.31	$27.92	$24.84
Investment Operations:
Net investment income[1]	0.15	0.19	0.04
Net realized and unrealized gain (loss)	1.78	(2.49)	3.04
Total from investment operations	1.93	(2.30)	3.08
Dividends to shareholders:
Net investment income	(0.15)	(0.31)	—
Net asset value, end of period	$27.09	$25.31	$27.92
TOTAL RETURN[2]	7.57%	(8.31)%	12.40%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$2,032	$1,266	$4,187
Ratio to average net assets of:
Expenses	0.38%[3]	0.38%[3]	0.38%[4]
Net investment income	0.55%	0.72%	0.74%[4]
Portfolio turnover rate[5]	79%	50%	0%[6]
WisdomTree U.S. Multifactor Fund	For the Year Ended March 31, 2026		For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022
Net asset value, beginning of year	$49.67		$46.52	$37.51	$40.90	$37.83
Investment Operations:
Net investment income[1]	0.69		0.65	0.59	0.65	0.63
Net realized and unrealized gain (loss)	(0.32)		3.15	9.02	(3.40)	3.03
Total from investment operations	0.37		3.80	9.61	(2.75)	3.66
Dividends to shareholders:
Net investment income	(0.70)		(0.65)	(0.60)	(0.64)	(0.59)
Net asset value, end of year	$49.34		$49.67	$46.52	$37.51	$40.90
TOTAL RETURN[2]	0.71%		8.20%	25.84%	(6.68)%	9.68%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$347,882		$370,056	$291,930	$262,564	$223,949
Ratio to average net assets of:
Expenses	0.28	%[3],7	0.28%[3]	0.28%	0.28%	0.28%
Net investment income	1.37%		1.35%	1.46%	1.72%	1.58%
Portfolio turnover rate[5]	113%		109%	115%	102%	152%

*      Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

1Based on average shares outstanding.

2Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree U.S. Multifactor Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

3Does not include expenses of the underlying investment companies in which the Fund invests.

4Annualized.

5Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

6Amount represents less than 1%.

7The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

See Notes to Financial Statements.

WisdomTree Trust    115

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree U.S. Quality Dividend Growth Fund	For the Year Ended March 31, 2026		For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022
Net asset value, beginning of year	$79.83		$76.22	$62.35	$63.56	$57.14
Investment Operations:
Net investment income[1]	1.23		1.29	1.24	1.28	1.22
Net realized and unrealized gain (loss)	8.05		3.58	13.86	(1.17)	6.37
Total from investment operations	9.28		4.87	15.10	0.11	7.59
Dividends to shareholders:
Net investment income	(1.26)		(1.26)	(1.23)	(1.32)	(1.17)
Net asset value, end of year	$87.85		$79.83	$76.22	$62.35	$63.56
TOTAL RETURN[2]	11.66%		6.39%	24.48%	0.29%	13.36%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$15,374,467		$14,807,720	$12,701,587	$8,126,909	$7,033,318
Ratio to average net assets of:
Expenses	0.28	%[3],6	0.28%[3]	0.28%	0.28%	0.28%
Net investment income	1.43%		1.61%	1.84%	2.12%	1.98%
Portfolio turnover rate[4]	41%		35%	25%	28%	30%
WisdomTree U.S. Quality Growth Fund	For the Year Ended March 31, 2026		For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Period December 15, 2022* through March 31, 2023
Net asset value, beginning of period	$43.94		$41.10	$28.39	$25.11
Investment Operations:
Net investment income[1]	0.05		0.11	0.10	0.03
Net realized and unrealized gain	9.47		2.80	12.65	3.25
Total from investment operations	9.52		2.91	12.75	3.28
Dividends to shareholders:
Net investment income	(0.05)		(0.07)	(0.04)	—
Net asset value, end of period	$53.41		$43.94	$41.10	$28.39
TOTAL RETURN[2]	21.65%		7.06%	44.93%	13.06%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$2,090,974		$867,776	$349,333	$2,839
Ratio to average net assets of:
Expenses	0.28	%[3],6	0.28%[3]	0.28%	0.28%[5]
Net investment income	0.10%		0.23%	0.29%	0.45%[5]
Portfolio turnover rate[4]	40%		21%	27%	1%

*      Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

1Based on average shares outstanding.

2Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

3Does not include expenses of the underlying investment companies in which the Fund invests.

4Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

5Annualized.

6The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

See Notes to Financial Statements.

116    WisdomTree Trust

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree U.S. SmallCap Dividend Fund	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022
Net asset value, beginning of year	$31.95	$32.70	$28.56	$31.86	$31.09
Investment Operations:
Net investment income[1]	0.93	0.93	0.86	0.88	0.85
Net realized and unrealized gain (loss)	3.96	(0.71)	4.12	(3.31)	0.76
Total from investment operations	4.89	0.22	4.98	(2.43)	1.61
Dividends to shareholders:
Net investment income	(0.91)	(0.97)	(0.84)	(0.87)	(0.84)
Net asset value, end of year	$35.93	$31.95	$32.70	$28.56	$31.86
TOTAL RETURN[2]	15.60%	0.58%	17.79%	(7.59)%	5.18%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$1,941,843	$1,851,246	$1,996,438	$1,856,681	$1,881,545
Ratio to average net assets of:
Expenses[3,4]	0.38%	0.38%	0.38%	0.38%	0.38%
Net investment income	2.78%	2.77%	2.93%	2.98%	2.66%
Portfolio turnover rate[5]	40%	28%	33%	38%	39%
WisdomTree U.S. SmallCap Fund	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022
Net asset value, beginning of year	$48.76	$50.10	$43.24	$47.94	$47.23
Investment Operations:
Net investment income[1]	0.74	0.73	0.62	0.62	0.73
Net realized and unrealized gain (loss)	9.29	(1.34)	6.86	(4.73)	0.78
Total from investment operations	10.03	(0.61)	7.48	(4.11)	1.51
Dividends to shareholders:
Net investment income	(0.71)	(0.73)	(0.62)	(0.59)	(0.80)
Net asset value, end of year	$58.08	$48.76	$50.10	$43.24	$47.94
TOTAL RETURN[2]	20.67%	(1.27)%	17.43%	(8.51)%	3.11%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$633,088	$572,929	$648,815	$570,765	$692,732
Ratio to average net assets of:
Expenses[3,4]	0.38%	0.38%	0.38%	0.38%	0.38%
Net investment income	1.37%	1.42%	1.36%	1.40%	1.47%
Portfolio turnover rate[5]	48%	51%	47%	51%	54%

1   Based on average shares outstanding.

2Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

3The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

4Does not include expenses of the underlying investment companies in which the Fund invests.

5Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Trust    117

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree U.S. SmallCap Quality Dividend Growth Fund	For the Year Ended March 31, 2026		For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022
Net asset value, beginning of year	$46.47		$49.65	$41.59	$44.65	$45.96
Investment Operations:
Net investment income[1]	1.23		1.19	1.08	1.17	1.14
Net realized and unrealized gain (loss)	6.54		(3.20)	8.06	(3.06)	(1.32)
Total from investment operations	7.77		(2.01)	9.14	(1.89)	(0.18)
Dividends to shareholders:
Net investment income	(1.27)		(1.17)	(1.08)	(1.17)	(1.13)
Net asset value, end of year	$52.97		$46.47	$49.65	$41.59	$44.65
TOTAL RETURN[2]	17.00%		(4.18)%	22.40%	(4.14)%	(0.45)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$359,415		$381,295	$347,821	$225,625	$224,833
Ratio to average net assets of:
Expenses	0.38	%[3],7	0.38%[3]	0.38%	0.38%	0.38%
Net investment income	2.50%		2.37%	2.49%	2.81%	2.49%
Portfolio turnover rate[4]	61%		56%	51%	51%	60%
WisdomTree U.S. SmallCap Quality Growth Fund	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025	For the Period January 25, 2024* through March 31, 2024
Net asset value, beginning of period	$24.39	$26.24	$24.79
Investment Operations:
Net investment income[1]	0.19	0.16	0.04
Net realized and unrealized gain (loss)	3.50	(1.92)	1.41
Total from investment operations	3.69	(1.76)	1.45
Dividends and distributions to shareholders:
Net investment income	(0.18)	(0.09)	—
Capital gains	—	(0.00)[5]	—
Total dividends and distributions to shareholders	(0.18)	(0.09)	—
Net asset value, end of period	$27.90	$24.39	$26.24
TOTAL RETURN[2]	15.09%	(6.76)%	5.85%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$9,765	$7,316	$1,312
Ratio to average net assets of:
Expenses	0.38%[3]	0.38%[3]	0.38%[6]
Net investment income	0.69%	0.58%	0.84%[6]
Portfolio turnover rate[4]	85%	74%	1%

*    Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

1Based on average shares outstanding.

2Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree U.S. SmallCap Quality Dividend Growth Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

3Does not include expenses of the underlying investment companies in which the Fund invests.

4Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

5Amount represents less than $0.005.

6Annualized.

7The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

See Notes to Financial Statements.

118    WisdomTree Trust

Financial Highlights (concluded) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree U.S. Total Dividend Fund	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022[1]
Net asset value, beginning of year	$77.00	$70.75	$60.55	$64.52	$56.49
Investment Operations:
Net investment income[2]	1.72	1.60	1.60	1.60	1.43
Net realized and unrealized gain (loss)	9.30	6.24	10.15	(3.86)	7.94
Total from investment operations	11.02	7.84	11.75	(2.26)	9.37
Dividends to shareholders:
Net investment income	(1.71)	(1.59)	(1.55)	(1.71)	(1.34)
Net asset value, end of year	$86.31	$77.00	$70.75	$60.55	$64.52
TOTAL RETURN[3]	14.44%	11.16%	19.75%	(3.44)%	16.73%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$1,488,831	$1,339,741	$1,223,973	$1,077,788	$1,080,629
Ratio to average net assets of:
Expenses	0.28%[4]	0.28%[4]	0.28%	0.28%	0.28%
Net investment income	2.09%	2.14%	2.54%	2.64%	2.33%
Portfolio turnover rate[5]	16%	17%	15%	19%	22%
WisdomTree U.S. Value Fund	For the Year Ended March 31, 2026		For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022[6]
Net asset value, beginning of year	$82.12		$75.52	$58.65	$61.47	$56.19
Investment Operations:
Net investment income[2]	1.99		1.57	1.27	1.17	1.08
Net realized and unrealized gain (loss)	12.28		6.36	16.79	(2.83)	5.19
Total from investment operations	14.27		7.93	18.06	(1.66)	6.27
Dividends to shareholders:
Net investment income	(1.69)		(1.33)	(1.19)	(1.16)	(0.99)
Net asset value, end of year	$94.70		$82.12	$75.52	$58.65	$61.47
TOTAL RETURN[3]	17.47%		10.56%	31.10%	(2.54)%	11.16%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$2,600,569		$825,322	$277,146	$147,214	$113,714
Ratio to average net assets of:
Expenses	0.12	%[4],7	0.12%[4]	0.12%	0.12%[4,7]	0.30%[8]
Net investment income	2.20%		1.96%	1.97%	2.02%	1.77%
Portfolio turnover rate[5]	133%		105%	64%	66%	62%

1    Per share amounts were adjusted to reflect a 2:1 share split effective December 23, 2021.

2Based on average shares outstanding.

3Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

4Does not include expenses of the underlying investment companies in which the Fund invests.

5Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

6Per share amounts were adjusted to reflect a 2:1 share split effective June 10, 2021.

7The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

8Prior to January 3, 2022, the Fund’s annual advisory fee rate was 0.38% and, thereafter, was reduced to 0.12% per annum.

See Notes to Financial Statements.

WisdomTree Trust    119

Notes to Financial Statements

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005 and is authorized to have multiple series of portfolios (each a “Fund”, collectively, the “Funds”). These notes relate only to the Funds listed below. In accordance with Accounting Standards Codification Topic 946, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies.

Fund	Commencement of Operations
WisdomTree U.S. AI Enhanced Value Fund (“U.S. AI Enhanced Value Fund”)	June 16, 2006
WisdomTree U.S. High Dividend Fund (“U.S. High Dividend Fund”)	June 16, 2006
WisdomTree U.S. LargeCap Dividend Fund (“U.S. LargeCap Dividend Fund”)	June 16, 2006
WisdomTree U.S. LargeCap Fund (“U.S. LargeCap Fund”)	February 23, 2007
WisdomTree U.S. MidCap Dividend Fund (“U.S. MidCap Dividend Fund”)	June 16, 2006
WisdomTree U.S. MidCap Fund (“U.S. MidCap Fund”)	February 23, 2007
WisdomTree U.S. MidCap Quality Growth Fund (“U.S. MidCap Quality Growth Fund”)	January 25, 2024
WisdomTree U.S. Multifactor Fund (“U.S. Multifactor Fund”)	June 29, 2017
WisdomTree U.S. Quality Dividend Growth Fund (“U.S. Quality Dividend Growth Fund”)	May 22, 2013
WisdomTree U.S. Quality Growth Fund (“U.S. Quality Growth Fund”)	December 15, 2022
WisdomTree U.S. SmallCap Dividend Fund (“U.S. SmallCap Dividend Fund”)	June 16, 2006
WisdomTree U.S. SmallCap Fund (“U.S. SmallCap Fund”)	February 23, 2007
WisdomTree U.S. SmallCap Quality Dividend Growth Fund (“U.S. SmallCap Quality Dividend Growth Fund”)	July 25, 2013
WisdomTree U.S. SmallCap Quality Growth Fund (“U.S. SmallCap Quality Growth Fund”)	January 25, 2024
WisdomTree U.S. Total Dividend Fund (“U.S. Total Dividend Fund”)	June 16, 2006
WisdomTree U.S. Value Fund (“U.S. Value Fund”)	February 23, 2007

Each Fund, except the U.S. AI Enhanced Value Fund and U.S. Value Fund, seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree, Inc. (“WisdomTree”) or an Index developed by a third party. The U.S. AI Enhanced Value Fund and the U.S. Value Fund are actively managed using a model-based approach seeking income and capital appreciation. WisdomTree is the parent company of WisdomTree Asset Management, Inc. (“WTAM”), the investment adviser to each Fund and the Trust. “WisdomTree” is a registered trademark of WisdomTree and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified as defined under the 1940 Act.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g., broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments

120    WisdomTree Trust

Notes to Financial Statements (continued)

are valued under policies approved by the Board of Trustees of the Trust (the “Board” or “Board of Trustees”). Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange.

Pursuant to Board-approved valuation procedures established by the Trust and WTAM, the Board has appointed WTAM as the Funds’ valuation designee (the “Valuation Designee”) to perform all fair valuations of the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, WTAM has established procedures for its fair valuation of a Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation. The Valuation Designee is comprised of senior representatives of WTAM and reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from the exchange or system on which it is principally traded, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Valuation Designee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events”. An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurement, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Valuation Designee will perform other procedures (consistent with GAAP) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically or events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets in which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

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Notes to Financial Statements (continued)

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details (e.g., credit rating, debt ranking, coupon rate, maturity date, etc.), interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Valuation Designee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Valuation Designee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Valuation Designee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The summary of fair valuations according to the inputs used in valuing each Fund’s assets as of the measurement date is included in a “Fair Valuation Summary” supplementary table in each applicable Fund’s Schedule of Investments.

During the fiscal year ended March 31, 2026, there were no significant transfers into or out of Level 3 of the fair value hierarchy.

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. All of the derivative instruments disclosed and described herein are subject to risk.

For the fiscal year ended March 31, 2026, the effects of derivative instruments on each applicable Fund’s financial performance as reflected in the Statements of Operations are presented in the summary below:

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]
U.S. MidCap Fund
Equity risk	$29,555
U.S. Multifactor Fund
Equity risk	41,402
[1] Realized gains on derivatives are located on the Statements of Operations as follows:
Equity risk	Net realized gain from futures contracts

During the fiscal year ended March 31, 2026, the volume of derivative activity (based on the average of month-end notional balances, except where footnoted) for each Fund was as follows:

Fund	Average Notional
Futures contracts (long)
U.S. MidCap Fund
Equity risk[1]	$215,521
U.S. Multifactor Fund
Equity risk[1]	487,900
[1] The volume of derivative activity for the period is based on intra-month balances.

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income (less foreign taxes withheld, if any) is recognized on the ex-dividend date. Non-cash dividend income is recognized on the ex-dividend date at the fair value of securities to be received. Upon notification from real estate investment trust (“REIT”) issuers or as estimated by management, all or a portion of the dividend income received from a REIT may be redesignated as a reduction of cost of the related investment and/or as a realized gain. On each measurement date, the Funds evaluate the collectability of receivable balances. Generally, the Funds will write-off dividend receivable balances that are canceled by the issuer

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as of the date that the dividend receivable cancellation notification was publicly made available or when it becomes probable that dividends will not be collected and the amount of uncollectable dividends can be reasonably estimated. Income earned from securities lending activities (i.e., securities lending income), net of fees payable to the securities borrower and/or securities lending agent, is accrued daily.

Foreign Taxes — The Funds may be subject to foreign taxes (a portion of which may be reclaimable or refundable) on foreign income or capital gains on investment transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and tax rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are accrued and applied to foreign income as the foreign income is earned and are reflected on the Statements of Operations as follows: foreign taxes withheld on dividends are presented as a reduction to investment income in “Less: Foreign withholding taxes on dividends”, foreign taxes on capital gains from investment transactions, if any, are included in “Net realized gain (loss) from investment transactions”, and deferred foreign taxes on net unrealized appreciation on investments, if any, are included in “Net increase (decrease) in unrealized appreciation/depreciation on investment transactions”. Foreign taxes payable or deferred as of March 31, 2026, if any, are disclosed in the Statements of Assets and Liabilities in “Payables: Foreign capital gains tax”.

Expenses — Under the investment advisory agreement for each Fund, except for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of trustees who are not interested persons of the Funds (“Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (“CCO”); (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Under the investment advisory agreement for Funds that commenced operations on or after March 26, 2013 , WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s CCO; (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to WTAM.

Acquired fund fees and expenses (“AFFEs”) (which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies) are not operating expenses of the Funds and are not paid by WTAM.

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WTAM receives a fee, as shown on the Statements of Operations under “Service fees”, of up to 0.0044% per annum of each Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

Futures Contracts — The U.S. MidCap Fund and U.S. Multifactor Fund each utilized equity futures contracts on a temporary basis during the fiscal year to obtain market exposure consistent with their investment objective during each Fund’s periodic portfolio rebalance. When a Fund purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., commodity, currency, equity or U.S. Treasury security, collectively herein, “Reference Asset”) at a specified future date. When a Fund sells a listed futures contract, it agrees to sell a specified Reference Asset at a future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. A Fund may also cash settle upon the expiration date of a futures contract in which no physical delivery (or receipt) of the specified Reference Asset comprising the futures contract is made. Instead, settlement in cash would occur upon the expiration of the contract, with the cash settlement being the difference between the contract price and the actual price of the specified Reference Asset at the expiration date. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange clearing corporation.

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Notes to Financial Statements (continued)

Upon entering into a futures contract, a Fund is required to deliver to a broker an amount of cash and/or U.S. government securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Cash deposited as initial margin, if any, is shown as “Deposits at broker for futures contracts” in the Statements of Assets and Liabilities, and U.S. government securities deposited, if any, are designated in the Schedule of Investments. Subsequent payments, known as “variation margin”, generally are made or received by the Fund each day or at other agreed-upon time periods depending on the fluctuations in the value of the underlying futures contracts, except that in the case of certain futures contracts, variation margin payments may be made or received when the futures contract expires. Variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss on futures until the financial futures contract is closed, at which time the unrealized net gain or loss is reclassified to realized gain or loss on futures. The current one-day variation margin on open futures contracts, and the current accumulated variation margin on certain futures contracts that are received or paid when the futures contract expires, is shown on the Statements of Assets and Liabilities as either a receivable or a payable for “Net variation margin on futures contracts”. The Funds have adopted a derivatives risk management program pursuant to Rule 18f-4 under the 1940 Act to assess and manage the Funds’ derivatives risk. Rule 18f-4 limits the amount of derivatives a fund can enter into and replaces the asset segregation framework previously used by the Funds to comply with Section 18 of the 1940 Act.

As of March 31, 2026, there were no open futures contracts in the Funds.

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or securities issued or guaranteed by the U.S. government or its agencies, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The values of the investments of cash collateral for securities on loan along with the obligations to return such collateral are included on the Statements of Assets and Liabilities. The total value of securities received as collateral for securities on loan is included in a footnote following each Schedule of Investments, but is not included within the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. As compensation for lending its securities, each Fund retains all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower (net of any fee rebates paid to the borrower). The lending agent receives a portion of the income earned by the Funds in connection with the lending program. The net securities lending income earned by the Funds is disclosed on the Statements of Operations. The gross securities lending income earned by the Funds from the investment of securities lending cash collateral in a money market fund affiliated with WisdomTree Trust is included in “Securities lending income, net” and disclosed in a footnote below on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults. In the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower if the value of the collateral received is insufficient to cover the market value of the securities loaned.

Master Netting Arrangements — Codification Topic 210 (“ASC 210”), Balance Sheet, requires disclosures generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position, (ii) improve transparency in the reporting of how companies mitigate credit risk, and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASC 210 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASC 210 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

The Funds’ securities lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Funds and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from

124    WisdomTree Trust

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a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower. However, in the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower if the value of the collateral received is insufficient to cover the market value of the securities loaned.

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to the Lending Agreement or similar arrangements in the Statements of Assets and Liabilities. Therefore, all qualifying transactions, if any at March 31, 2026, are presented on a gross basis in the Statements of Assets and Liabilities. As of March 31, 2026, certain of the Funds had securities on loan and the value of the securities loaned by each Fund is located in the Statements of Assets and Liabilities in “Investments in securities, at value” and also in the footnotes below the Schedules of Investments. In addition, a breakout of the total amount of cash and non-cash securities lending collateral received is located in the footnotes below the Schedules of Investments.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). A portion of the Code, known as subchapter M (“Subchapter M”), addresses the ways by which investment companies and investment trusts may pass income through to shareholders in order to avoid double taxation. Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code so that it will not be subject to federal income tax on income and gains that are timely distributed to Fund shareholders. Accordingly, no provision for U.S. federal income taxes is required. In order to qualify for the special tax treatment accorded to RICs and their shareholders, each Fund must, among other things, distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Each Fund may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with the requirements of the Code and the U.S. Treasury regulations (i.e., tax basis) which may differ to amounts determined under GAAP (i.e., book basis). These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for Mellon Investments Corporation (“Mellon”) to provide sub-advisory services to the Funds, except for U.S. AI Enhanced Value Fund. Sub-advisory services for the U.S. AI Enhanced Value Fund are provided by Voya Investment Management Co., LLC (“Voya IM”). Mellon and Voya IM are compensated by WTAM at no additional cost to the Funds. WTAM also arranges for transfer agency, custody, fund accounting, fund administration, securities lending and all other non-distribution related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust on behalf of the Funds and the applicable service provider. Under the investment advisory agreement for each Fund, WTAM agrees to pay all expenses of the Funds, except for certain expenses described in Note 2.

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Notes to Financial Statements (continued)

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee, accrued daily and paid monthly in arrears, of up to 0.0044% per annum of each Fund’s average daily net assets.

WTAM expects to receive annual advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets as shown in the following table:

Fund	Advisory Fee Rate
U.S. AI Enhanced Value Fund	0.38%
U.S. High Dividend Fund	0.38%
U.S. LargeCap Dividend Fund	0.28%
U.S. LargeCap Fund	0.08%
U.S. MidCap Dividend Fund	0.38%
U.S. MidCap Fund	0.38%
U.S. MidCap Quality Growth Fund	0.38%
U.S. Multifactor Fund	0.28%
U.S. Quality Dividend Growth Fund	0.28%
U.S. Quality Growth Fund	0.28%
U.S. SmallCap Dividend Fund	0.38%
U.S. SmallCap Fund	0.38%
U.S. SmallCap Quality Dividend Growth Fund	0.38%
U.S. SmallCap Quality Growth Fund	0.38%
U.S. Total Dividend Fund	0.28%
U.S. Value Fund	0.12%

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Transactions in shares of affiliated ETFs for the fiscal year ended March 31, 2026, as applicable, are included in an “Investment in Affiliates” supplementary table in each applicable Fund’s Schedule of Investments. For these transactions, WTAM voluntarily waives a portion of its advisory fees, that it would otherwise charge, for each Fund’s investment in affiliated funds. The waivers may be reduced to offset the incremental costs related to these investments (e.g., fund accounting, safekeeping, transaction fees, etc.) that are paid by WTAM out of its advisory fee. The dollar amount of advisory fees waived during the period for the Funds, if any, are included in the Statements of Operations in “Expense waivers”.

As of March 11, 2025 (the “Effective Date”), WTAM has contractually agreed to waive a portion of its advisory fee associated with investments of cash collateral from securities lending in the WisdomTree Treasury Money Market Digital Fund (the “Digital Money Fund”), a series of WisdomTree Digital Trust, which is managed by WisdomTree Digital Management, Inc., a registered investment adviser and affiliate of WTAM. WTAM has agreed to reduce its advisory fee to be paid by a Fund for that portion of the Fund’s assets invested in the Digital Money Fund by the amount necessary to reduce the net expense ratio of the Digital Money Fund, currently 0.25% of net assets per annum, to an effective rate of 0.09% of net assets per annum. The initial term of this agreement is one year from the Effective Date. Thereafter, the agreement will automatically be renewed for one-year terms unless earlier terminated by the Board of the Trust or WTAM. The dollar amount of contractual fee waivers are included in “Expense waivers — contractual” on the Statements of Operations. Additionally, securities lending income from affiliate is shown on the Schedule of Investments in the Investment in Affiliates table.

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Notes to Financial Statements (continued)

During the fiscal year ended March 31, 2026, certain Funds engaged in purchase and sale transactions with funds that have a common investment adviser, WTAM. These interfund purchase and sale transactions were effected in accordance with Rule 17a-7 under the 1940 Act. For the fiscal year ended March 31, 2026, the cost of purchases, proceeds from sales and the net realized gain or loss recognized upon the disposal of securities resulting from interfund transactions are shown in the following table:

Fund	Purchases	Sales	Net Realized Gain/(Loss)
U.S. High Dividend Fund	$65,834,948	$87,203,745	$(1,471,424)
U.S. LargeCap Dividend Fund	107,120,818	268,081,791	(11,039,648)
U.S. LargeCap Fund	34,236,644	54,004,564	(942,756)
U.S. MidCap Dividend Fund	346,775,539	290,848,880	(43,209,149)
U.S. MidCap Fund	69,610,096	75,491,003	(8,306,928)
U.S. Multifactor Fund	52,015,311	28,968,560	(3,242,488)
U.S. Quality Dividend Growth Fund	393,222,517	334,249,785	(27,600,063)
U.S. SmallCap Dividend Fund	237,940,206	165,012,383	43,662,544
U.S. SmallCap Fund	61,060,893	54,294,103	(2,132,428)
U.S. SmallCap Quality Dividend Growth Fund	79,220,342	47,271,339	918,555
U.S. Total Dividend Fund	28,636,725	70,247,884	5,166,940

WTAM and/or WisdomTree (collectively herein, “WT”) may from time to time own shares of a Fund. As of and for the fiscal year ended March 31, 2026, WT held shares of and received distributions from the following Funds, which were purchased through an unaffiliated broker in ordinary brokerage transactions in the secondary market in which the Funds’ shares trade:

Fund	At March 31, 2026		For the Fiscal Year Ended March 31, 2026
	Fund Shares held by WT	Market Value of Fund Shares held by WT	Dividends and Distributions paid to WT on Fund Shares held by WT
U.S. AI Enhanced Value Fund	1	$116	$2
U.S. High Dividend Fund	100	10,922	392
U.S. LargeCap Dividend Fund	1	89	2
U.S. LargeCap Fund	783	53,330	695
U.S. MidCap Dividend Fund	478	25,114	554
U.S. MidCap Fund	13	874	12
U.S. Multifactor Fund	576	28,443	412
U.S. Quality Dividend Growth Fund	1,397	122,712	1,833
U.S. Quality Growth Fund	1,548	82,710	72
U.S. SmallCap Dividend Fund	143	5,139	131
U.S. SmallCap Fund	225	13,061	136
U.S. SmallCap Quality Dividend Growth Fund	292	15,464	341
U.S. Total Dividend Fund	385	33,249	679
U.S. Value Fund	447	42,344	757

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Notes to Financial Statements (continued)

4. CAPITAL SHARE TRANSACTIONS

As of March 31, 2026, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in creation units or multiples thereof to an authorized participant (“AP”). Except when aggregated in creation units (“Creation Unit Aggregations”), shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of creation units of a Fund generally consists of the in-kind contribution of a basket of securities (“Deposit Securities”) and/or an amount of cash (“Cash Component”). Creation Unit Aggregations may be created in advance of receipt by a Fund of all or a portion of the applicable Deposit Securities from APs. In these circumstances, the initial deposit received from the AP will have a value greater than the NAV of the applicable Fund’s shares on the date the order is placed in proper form since, in addition to available Deposit Securities, U.S. cash must be deposited by the AP in an amount equal to the sum of (i) the Cash Component, plus (ii) generally between 102% and 110%, as directed by the Trust or WTAM, which the Trust or WTAM may change from time to time, of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”) with the Fund pending delivery of any missing Deposit Securities. The Fund will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received from the AP or purchased by the Fund. Amounts due to be returned to an AP as of March 31, 2026, if any, is shown in the Statements of Assets and Liabilities in “Payables: Deposit due to authorized participant”. In certain cases where an AP does not have a basket security readily available or may not transact is such basket security, an AP may request to settle an in-kind creation order with cash in lieu of the basket security. Amounts due from an AP as of March 31, 2026 with respect to such activity, if any, is shown in the Statements of Assets and Liabilities in “Receivables: Deposit due from authorized participant”.

APs purchasing and redeeming creation units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of creation units.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding purchases and sales resulting from in-kind capital share transactions and short-term investments) and the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions (excluding short-term investments) for the fiscal year ended March 31, 2026 are shown in the following table. Realized gains and losses on sales resulting from in-kind capital share redemptions, as shown on the Statements of Operations, are not recognized by the Funds for tax purposes.

Fund	Non-U.S. Government Securities		In-kind Capital Share Transactions
	Purchases	Sales	Purchases	Sales
U.S. AI Enhanced Value Fund	$362,425,530	$361,562,295	$—	$34,001,140
U.S. High Dividend Fund	502,647,028	493,098,175	389,131,614	338,847,352
U.S. LargeCap Dividend Fund	896,226,572	888,576,310	1,004,414,224	683,377,664
U.S. LargeCap Fund	183,692,530	183,181,796	303,554,650	157,166,978
U.S. MidCap Dividend Fund	1,272,418,245	1,267,293,491	432,513,494	569,307,270
U.S. MidCap Fund	312,479,221	312,034,391	160,509,397	171,183,254
U.S. MidCap Quality Growth Fund	1,118,042	1,438,985	1,415,005	389,458
U.S. Multifactor Fund	432,036,041	430,982,262	111,145,599	133,812,045
U.S. Quality Dividend Growth Fund	6,459,791,003	6,413,536,054	3,912,742,192	4,931,993,407
U.S. Quality Growth Fund	696,382,822	695,988,015	1,451,610,280	449,289,416
U.S. SmallCap Dividend Fund	748,115,639	740,566,748	34,254,852	164,924,682
U.S. SmallCap Fund	292,274,245	291,566,307	108,999,677	155,727,432
U.S. SmallCap Quality Dividend Growth Fund	219,601,362	219,198,209	24,134,914	91,357,779
U.S. SmallCap Quality Growth Fund	7,679,545	7,691,374	4,007,348	2,762,536
U.S. Total Dividend Fund	231,088,116	228,906,583	145,959,638	160,617,718
U.S. Value Fund	2,383,108,395	2,375,823,246	2,448,475,833	905,928,872

128    WisdomTree Trust

Notes to Financial Statements (continued)

6. FEDERAL INCOME TAXES AND OTHER MATTERS

At March 31, 2026, the cost of investments (including securities on loan) for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
U.S. AI Enhanced Value Fund	$357,595,574	$37,396,306	$(21,668,140)	$15,728,166
U.S. High Dividend Fund	1,255,788,051	221,208,044	(45,066,769)	176,141,275
U.S. LargeCap Dividend Fund	4,217,129,656	1,592,910,653	(167,199,681)	1,425,710,972
U.S. LargeCap Fund	1,045,814,850	361,097,241	(65,972,685)	295,124,556
U.S. MidCap Dividend Fund	3,313,843,474	630,242,506	(207,767,417)	422,475,089
U.S. MidCap Fund	758,057,172	138,875,202	(64,044,291)	74,830,911
U.S. MidCap Quality Growth Fund	2,022,286	192,121	(182,257)	9,864
U.S. Multifactor Fund	343,710,308	36,330,001	(31,501,879)	4,828,122
U.S. Quality Dividend Growth Fund	13,269,099,204	2,894,972,590	(795,528,114)	2,099,444,476
U.S. Quality Growth Fund	2,012,274,199	237,318,183	(158,278,073)	79,040,110
U.S. SmallCap Dividend Fund	1,749,858,794	345,152,503	(139,816,644)	205,335,859
U.S. SmallCap Fund	605,319,500	112,332,919	(76,348,314)	35,984,605
U.S. SmallCap Quality Dividend Growth Fund	345,144,537	40,680,366	(26,663,532)	14,016,834
U.S. SmallCap Quality Growth Fund	9,453,074	1,524,622	(1,137,523)	387,099
U.S. Total Dividend Fund	1,081,146,619	456,838,715	(47,445,867)	409,392,848
U.S. Value Fund	2,533,831,842	187,258,691	(111,852,016)	75,406,675

At March 31, 2026, the components of total distributable earnings (loss) on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Capital and Other Losses	Net Unrealized Appreciation/ (Depreciation)	Other Temporary Differences[1]	Total Distributable Earnings (Loss)
U.S. AI Enhanced Value Fund	$579,996	$(74,443,786)	$15,728,166	$—	$(58,135,624)
U.S. High Dividend Fund	2,968,650	(200,448,296)	176,141,275	—	(21,338,371)
U.S. LargeCap Dividend Fund	3,310,017	(390,948,758)	1,425,710,972	(1)	1,038,072,230
U.S. LargeCap Fund	459,830	(96,966,684)	295,124,556	—	198,617,702
U.S. MidCap Dividend Fund	5,679,019	(733,432,674)	422,475,089	—	(305,278,566)
U.S. MidCap Fund	434,952	(136,955,319)	74,830,911	—	(61,689,456)
U.S. MidCap Quality Growth Fund	1,132	(251,344)	9,864	—	(240,348)
U.S. Multifactor Fund	121,950	(52,424,665)	4,828,122	—	(47,474,593)
U.S. Quality Dividend Growth Fund	3,607,915	(879,743,096)	2,099,444,476	—	1,223,309,295
U.S. Quality Growth Fund	382,612	(86,430,276)	79,040,110	—	(7,007,554)
U.S. SmallCap Dividend Fund	3,917,484	(485,459,926)	205,335,859	(1)	(276,206,584)
U.S. SmallCap Fund	847,562	(125,259,696)	35,984,605	—	(88,427,529)
U.S. SmallCap Quality Dividend Growth Fund	447,338	(60,524,342)	14,016,834	—	(46,060,170)
U.S. SmallCap Quality Growth Fund	11,677	(1,079,540)	387,099	—	(680,764)
U.S. Total Dividend Fund	1,096,378	(132,599,757)	409,392,848	—	277,889,469
U.S. Value Fund	2,303,467	(78,902,329)	75,406,675	—	(1,192,187)

1The treatment of certain income/expense items have been recognized for GAAP but disallowed for tax purposes.

WisdomTree Trust    129

Notes to Financial Statements (continued)

The tax character of distributions paid during the fiscal years ended March 31, 2026 and March 31, 2025, was as follows:

Fund	Year Ended March 31, 2026	Year Ended March 31, 2025
	Distributions Paid from Ordinary Income*	Distributions Paid from Ordinary Income*
U.S. AI Enhanced Value Fund	$6,186,745	$7,753,647
U.S. High Dividend Fund	45,263,928	42,463,307
U.S. LargeCap Dividend Fund	106,227,776	89,467,860
U.S. LargeCap Fund	16,822,250	14,963,900
U.S. MidCap Dividend Fund	91,388,117	85,841,815
U.S. MidCap Fund	11,592,668	9,988,943
U.S. MidCap Quality Growth Fund	7,252	15,667
U.S. Multifactor Fund	5,257,063	4,567,980
U.S. Quality Dividend Growth Fund	228,774,330	223,889,726
U.S. Quality Growth Fund	1,805,000	987,921
U.S. SmallCap Dividend Fund	51,140,351	57,580,562
U.S. SmallCap Fund	8,032,738	8,754,702
U.S. SmallCap Quality Dividend Growth Fund	9,309,431	9,512,044
U.S. SmallCap Quality Growth Fund	62,699	24,285
U.S. Total Dividend Fund	29,763,652	27,739,285
U.S. Value Fund	37,638,941	8,103,190

*     Includes short-term capital gains, if any.

At March 31, 2026, for Federal tax purposes, the Funds have capital loss carryforwards available to offset future capital gains as indicated in the following table. The loss carryforward amounts do not have an expiration date and, therefore, can be carried forward indefinitely until utilized. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders.

Fund	Short-Term	Long-Term	Capital Loss Available Total
U.S. AI Enhanced Value Fund	$11,680,138	$62,763,648	$74,443,786
U.S. High Dividend Fund	49,946,053	150,502,243	200,448,296
U.S. LargeCap Dividend Fund	86,733,446	304,215,312	390,948,758
U.S. LargeCap Fund	43,009,747	53,956,937	96,966,684
U.S. MidCap Dividend Fund	308,342,426	425,090,248	733,432,674
U.S. MidCap Fund	55,042,566	81,912,753	136,955,319
U.S. MidCap Quality Growth Fund	210,415	40,929	251,344
U.S. Multifactor Fund	50,326,404	2,098,261	52,424,665
U.S. Quality Dividend Growth Fund	478,100,149	401,642,947	879,743,096
U.S. Quality Growth Fund	73,085,494	13,344,782	86,430,276
U.S. SmallCap Dividend Fund	135,112,048	350,347,878	485,459,926
U.S. SmallCap Fund	36,799,793	88,459,903	125,259,696
U.S. SmallCap Quality Dividend Growth Fund	30,755,592	29,768,750	60,524,342
U.S. SmallCap Quality Growth Fund	834,811	244,729	1,079,540
U.S. Total Dividend Fund	42,867,303	89,732,454	132,599,757
U.S. Value Fund	72,041,275	6,861,054	78,902,329
130    WisdomTree Trust

Notes to Financial Statements (continued)

During the fiscal year ended March 31, 2026, the amount of capital loss carryforwards used to offset realized gains are shown in the following table:

Fund	Utilized Capital Loss Carryforward
U.S. AI Enhanced Value Fund	$15,733,568
U.S. High Dividend Fund	—
U.S. LargeCap Dividend Fund	—
U.S. LargeCap Fund	—
U.S. MidCap Dividend Fund	—
U.S. MidCap Fund	—
U.S. MidCap Quality Growth Fund	—
U.S. Multifactor Fund	—
U.S. Quality Dividend Growth Fund	—
U.S. Quality Growth Fund	—
U.S. SmallCap Dividend Fund	—
U.S. SmallCap Fund	—
U.S. SmallCap Quality Dividend Growth Fund	—
U.S. SmallCap Quality Growth Fund	—
U.S. Total Dividend Fund	—
U.S. Value Fund	—

At March 31, 2026, the effect of permanent “book/tax” reclassifications resulted in increases (decreases) to the components of net assets as shown in the following table. The differences are primarily due to redemptions-in-kind.

Fund	Total Distributable Earnings (Loss)	Paid-in Capital
U.S. AI Enhanced Value Fund	$(3,794,478)	$3,794,478
U.S. High Dividend Fund	(116,877,697)	116,877,697
U.S. LargeCap Dividend Fund	(307,306,681)	307,306,681
U.S. LargeCap Fund	(86,229,069)	86,229,069
U.S. MidCap Dividend Fund	(251,123,841)	251,123,841
U.S. MidCap Fund	(66,208,439)	66,208,439
U.S. MidCap Quality Growth Fund	(114,041)	114,041
U.S. Multifactor Fund	(28,550,997)	28,550,997
U.S. Quality Dividend Growth Fund	(1,631,449,620)	1,631,449,620
U.S. Quality Growth Fund	(146,213,755)	146,213,755
U.S. SmallCap Dividend Fund	(30,681,071)	30,681,071
U.S. SmallCap Fund	(57,413,915)	57,413,915
U.S. SmallCap Quality Dividend Growth Fund	(6,252,541)	6,252,541
U.S. SmallCap Quality Growth Fund	(833,656)	833,656
U.S. Total Dividend Fund	(78,766,918)	78,766,918
U.S. Value Fund	(195,121,382)	195,121,382

GAAP provides guidance on tax provisions that prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. As of and during the fiscal year ended March 31, 2026, the Funds did not have any liabilities for unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in the future. If applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other” expenses on the Statements of Operations. The Funds file tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended March 31, 2026, remains subject to examination by taxing authorities.

The Funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures, which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. Adoption of the new standard impacted financial statement disclosures only and did not affect any Fund’s financial position or the results of its operations. During the fiscal year or period ended March 31, 2026, there were no significant taxes paid in foreign jurisdictions.

WisdomTree Trust    131

Notes to Financial Statements (concluded)

7. OPERATING SEGMENTS

Each Fund in the Trust operates in one segment. The segment derives its revenues from each Fund’s investments made in accordance with the defined investment strategy of each Fund, as prescribed in the Trust’s prospectus. The accounting policies are the same as those described in Note 2 — Significant Accounting Policies. The Chief Operating Decision Maker (“CODM”) is the President of the Trust. The CODM monitors the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements.

8. SUBSEQUENT EVENTS

WTAM has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

9. ADDITIONAL INFORMATION

The value of a Fund’s investments may be adversely affected by recent and current events occurring outside of the United States, including those affecting foreign markets (including extreme volatility, depressed valuations, and decreased liquidity), significant geopolitical events (including armed conflicts, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies (including pandemics such as the COVID-19 pandemic), among other events. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Hamas and other militant groups in the Middle East, and related sanctions and trading restrictions have caused significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. Similarly, the policy agenda of the new U.S. administration has introduced heightened risks, including economic policy and market risks with the imposition of significant tariffs and other trade-related initiatives that have disrupted, and could continue to disrupt, markets globally. Trade disputes and retaliatory actions, such as embargoes and other trade limitations, may reduce the profitability of companies in which the Funds invest, lead to a significant reduction in international trade, and adversely affect the growth of the global economy. Trade disputes may also increase currency exchange rate volatility, which can adversely affect the prices of certain of Fund investments and the ability of certain Funds to hedge their currency risk, and negatively affect investor confidence in the markets generally and investment growth and could contribute to volatility or overall declines in the U.S. and global investment markets. While the aggregate effect of these policies is unknown, initially they appear to be escalating tensions between the United States and certain subject countries, as well as globally, and increasing volatility in the markets generally. The extent and duration of these conflicts, policy initiatives, and tensions are impossible to predict, and they could continue to result in significant market disruptions, including with respect to certain industries or sectors, such as the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These conflicts, policy initiatives, and tensions could adversely affect the value of certain Fund investments, as well as a Fund’s performance and liquidity, even if the Fund does not have direct investment exposure to a country involved in a particular conflict or industry directly affected by trade restrictions.

132    WisdomTree Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders of WisdomTree U.S. AI Enhanced Value Fund, WisdomTree U.S. High Dividend Fund, WisdomTree U.S. LargeCap Dividend Fund, WisdomTree U.S. LargeCap Fund, WisdomTree U.S. MidCap Dividend Fund, WisdomTree U.S. MidCap Fund, WisdomTree U.S. MidCap Quality Growth Fund, WisdomTree U.S. Multifactor Fund, WisdomTree U.S. Quality Dividend Growth Fund, WisdomTree U.S. Quality Growth Fund, WisdomTree U.S. SmallCap Dividend Fund, WisdomTree U.S. SmallCap Fund, WisdomTree U.S. SmallCap Quality Dividend Growth Fund, WisdomTree U.S. SmallCap Quality Growth Fund, WisdomTree U.S. Total Dividend Fund and WisdomTree U.S. Value Fund, and the Board of Trustees of WisdomTree Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of WisdomTree U.S. AI Enhanced Value Fund, WisdomTree U.S. High Dividend Fund, WisdomTree U.S. LargeCap Dividend Fund, WisdomTree U.S. LargeCap Fund, WisdomTree U.S. MidCap Dividend Fund, WisdomTree U.S. MidCap Fund, WisdomTree U.S. MidCap Quality Growth Fund, WisdomTree U.S. Multifactor Fund, WisdomTree U.S. Quality Dividend Growth Fund, WisdomTree U.S. Quality Growth Fund, WisdomTree U.S. SmallCap Dividend Fund, WisdomTree U.S. SmallCap Fund, WisdomTree U.S. SmallCap Quality Dividend Growth Fund, WisdomTree U.S. SmallCap Quality Growth Fund, WisdomTree U.S. Total Dividend Fund and WisdomTree U.S. Value Fund (collectively referred to as the “Funds”), (sixteen of the funds constituting WisdomTree Trust (the “Trust”)), including the schedules of investments, as of March 31, 2026, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (sixteen of the funds constituting WisdomTree Trust) at March 31, 2026, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting the WisdomTree Trust	Statement of operations	Statements of changes in net assets	Financial highlights

WisdomTree U.S. AI Enhanced Value Fund

WisdomTree U.S. High Dividend Fund

WisdomTree U.S. LargeCap Dividend Fund

WisdomTree U.S. LargeCap Fund

WisdomTree U.S. MidCap Dividend Fund

WisdomTree U.S. MidCap Fund

WisdomTree U.S. Multifactor Fund

WisdomTree U.S. Quality Dividend Growth Fund

WisdomTree U.S. SmallCap Dividend Fund

WisdomTree U.S. SmallCap Fund

WisdomTree U.S. SmallCap Quality Dividend Growth Fund

WisdomTree U.S. Total Dividend Fund

WisdomTree U.S. Value Fund

	For the year ended March 31, 2026	For each of the two years in the period ended March 31, 2026	For each of the five years in the period ended March 31, 2026
WisdomTree U.S. Quality Growth Fund	For the year ended March 31, 2026	For each of the two years in the period ended March 31, 2026	For each of the three years in the period ended March 31, 2026 and the period from December 15, 2022 (commencement of operations) through March 31, 2023
WisdomTree U.S. MidCap Quality Growth Fund WisdomTree U.S. SmallCap Quality Growth Fund	For the year ended March 31, 2026	For each of the two years in the period ended March 31, 2026	For each of the two years in the period ended March 31, 2026 and the period from January 25, 2024 (commencement of operations) through March 31, 2024

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

WisdomTree Trust    133

Report of Independent Registered Public Accounting Firm (concluded)

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more WisdomTree investment companies since 2006.

New York, New York
May 27, 2026

134    WisdomTree Trust

Supplemental Information (unaudited)

Federal Income Tax Information

The following Federal tax information related to the Funds’ fiscal year or period ended March 31, 2026, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2027.

Certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year ended March 31, 2026, the following represents the maximum amount of ordinary income distributions that may be considered qualified dividend income:

Fund	Qualified Dividend Income
U.S. AI Enhanced Value Fund	$6,186,745
U.S. High Dividend Fund	45,263,928
U.S. LargeCap Dividend Fund	106,227,776
U.S. LargeCap Fund	16,822,250
U.S. MidCap Dividend Fund	91,388,117
U.S. MidCap Fund	11,592,668
U.S. MidCap Quality Growth Fund	7,252
U.S. Multifactor Fund	5,257,063
U.S. Quality Dividend Growth Fund	228,774,330
U.S. Quality Growth Fund	1,805,000
U.S. SmallCap Dividend Fund	51,140,351
U.S. SmallCap Fund	8,032,738
U.S. SmallCap Quality Dividend Growth Fund	9,309,431
U.S. SmallCap Quality Growth Fund	62,699
U.S. Total Dividend Fund	29,763,652
U.S. Value Fund	35,631,783

The following represents the percentage of dividends paid during the fiscal year or period ended March 31, 2026, that qualify for the 70% dividends received deduction for corporate shareholders:

Fund	Dividends-Received Deduction
U.S. AI Enhanced Value Fund	99.95%
U.S. High Dividend Fund	100.00%
U.S. LargeCap Dividend Fund	100.00%
U.S. LargeCap Fund	100.00%
U.S. MidCap Dividend Fund	99.32%
U.S. MidCap Fund	100.00%
U.S. MidCap Quality Growth Fund	100.00%
U.S. Multifactor Fund	100.00%
U.S. Quality Dividend Growth Fund	100.00%
U.S. Quality Growth Fund	100.00%
U.S. SmallCap Dividend Fund	100.00%
U.S. SmallCap Fund	100.00%
U.S. SmallCap Quality Dividend Growth Fund	100.00%
U.S. SmallCap Quality Growth Fund	100.00%
U.S. Total Dividend Fund	100.00%
U.S. Value Fund	92.53%

WisdomTree Trust    135

Additional Information (unaudited)

Item 8 of Form N-CSR: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9 of Form N-CSR: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10 of Form N-CSR: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Name of Trustee	Board Compensation
Interested Trustee
Jonathan Steinberg	$0
Independent Trustees
David G. Chrencik	418,325
Phillip G. Goff	380,296
Joel Goldberg	437,340
Toni Massaro	399,311
Melinda A. Raso Kirstein	418,325
Victor Ugolyn	570,444

Item 11 of Form N-CSR: Statement Regarding Basis for Approval of Investment Advisory and Sub-Advisory Contracts.

Not applicable.

136    WisdomTree Trust

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with Foreside Fund Services, LLC, the Funds’ distributor. WisdomTree, Inc., its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

There are risks associated with investing, including possible loss of principal. Funds focusing their investments on certain sectors and/or smaller companies increase their vulnerability to any single economic or regulatory development. This may result in greater share price volatility. Dividends are not guaranteed, and a company currently paying dividends may cease paying dividends at any time. Due to the investment strategy of certain Funds they may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

Indexes are unmanaged and you cannot invest directly in an index.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only by authorized participants in large creation unit sizes of shares.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

WisdomTree Fund shares are distributed by Foreside Fund Services, LLC.

(a)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Name of Trustee	Board Compensation
Interested Trustee
Jonathan Steinberg	$0
Independent Trustee
David G. Chrencik	418,325
Phillip Goff	380,296
Joel Goldberg	437,340
Toni Massaro	399,311
Melinda Raso Kirstein	418,325
Victor Ugolyn	570,444

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Sub-Advisory Contracts.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by the Shareholder Reports that has materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	The Registrant’s Code of Ethics is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WisdomTree Trust

By (Signature and Title)	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)
Date: June 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)
Date: June 5, 2026

By (Signature and Title)	/s/ David Castano
David Castano, Treasurer
(principal financial officer)
Date: June 5, 2026